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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Contrarian Core Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 13.3%
Auto Components 0.3%
Delphi Automotive PLC	509,632	$32,616,448
Hotels, Restaurants & Leisure 2.8%
Aramark	1,479,248	50,900,924
Marriott International, Inc., Class A	658,208	51,853,626
McDonald’s Corp.	1,114,340	132,907,332
Royal Caribbean Cruises Ltd.	489,555	39,639,268
Total		275,301,150
Household Durables 0.8%
Newell Brands, Inc.	1,582,145	74,376,636
Internet & Direct Marketing Retail 0.9%
Expedia, Inc.	737,770	91,520,369
Media 3.7%
Comcast Corp., Class A	3,926,208	272,910,718
Walt Disney Co. (The)	997,540	98,876,165
Total		371,786,883
Specialty Retail 2.9%
Advance Auto Parts, Inc.	244,365	41,473,628
Lowe’s Companies, Inc.	2,779,189	196,071,784
Michaels Companies, Inc. (The) (a)	1,951,237	47,571,158
Total		285,116,570
Textiles, Apparel & Luxury Goods 1.9%
Coach, Inc.	2,676,610	97,401,838
PVH Corp.	875,748	92,776,743
Total		190,178,581
TOTAL CONSUMER DISCRETIONARY		1,320,896,637
CONSUMER STAPLES 9.2%
Beverages 3.3%
Coca-Cola Co. (The)	2,730,271	110,166,435
Diageo PLC, ADR	246,922	24,998,383
PepsiCo, Inc.	1,877,790	187,966,779
Total		323,131,597
Food & Staples Retailing 3.4%
CVS Health Corp.	1,784,947	137,244,575
Kroger Co. (The)	2,386,675	77,089,602
Walgreens Boots Alliance, Inc.	1,450,634	122,912,219
Total		337,246,396

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Personal Products 0.1%
Coty, Inc. Class A	732,422	$13,703,616
Tobacco 2.4%
Philip Morris International, Inc.	2,759,600	243,617,488
TOTAL CONSUMER STAPLES		917,699,097
ENERGY 8.1%
Energy Equipment & Services 1.0%
Schlumberger Ltd.	1,214,710	102,096,375
Oil, Gas & Consumable Fuels 7.1%
Canadian Natural Resources Ltd.	4,084,770	137,942,683
Chevron Corp.	1,354,698	151,130,109
ConocoPhillips	2,464,361	119,570,796
EQT Corp.	627,745	43,992,370
Exxon Mobil Corp.	2,015,235	175,930,015
Noble Energy, Inc.	1,962,427	74,886,214
Total		703,452,187
TOTAL ENERGY		805,548,562
FINANCIALS 18.1%
Banks 8.1%
Citigroup, Inc.	5,978,611	337,133,874
JPMorgan Chase & Co.	3,961,818	317,618,949
Wells Fargo & Co.	2,751,588	145,614,037
Total		800,366,860
Capital Markets 5.8%
Bank of New York Mellon Corp. (The)	3,640,921	172,652,474
BlackRock, Inc.	191,857	71,138,657
Invesco Ltd.	1,366,290	42,778,540
Morgan Stanley	6,018,520	248,925,987
S&P Global, Inc.	333,910	39,731,951
Total		575,227,609
Diversified Financial Services 3.4%
Berkshire Hathaway, Inc., Class B (a)	2,159,863	340,048,831
Insurance 0.8%
Aon PLC	663,177	75,668,496
TOTAL FINANCIALS		1,791,311,796

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 14.3%
Biotechnology 2.6%
Biogen, Inc. (a)	444,685	$130,768,518
Celgene Corp. (a)	828,821	98,223,576
Vertex Pharmaceuticals, Inc. (a)	324,811	26,507,826
Total		255,499,920
Health Care Equipment & Supplies 4.4%
Abbott Laboratories	2,670,289	101,657,902
Cooper Companies, Inc. (The)	510,996	84,053,732
Medtronic PLC	1,681,811	122,789,022
Zimmer Biomet Holdings, Inc.	1,247,150	127,034,699
Total		435,535,355
Health Care Providers & Services 3.0%
Anthem, Inc.	766,685	109,275,613
Cardinal Health, Inc.	970,038	68,882,398
CIGNA Corp.	879,570	118,513,262
Total		296,671,273
Pharmaceuticals 4.3%
Johnson & Johnson	1,877,051	208,915,777
Pfizer, Inc.	6,841,180	219,875,525
Total		428,791,302
TOTAL HEALTH CARE		1,416,497,850
INDUSTRIALS 7.7%
Air Freight & Logistics 2.3%
FedEx Corp.	1,189,831	228,054,908
Building Products 0.6%
Johnson Controls International PLC	1,314,023	59,104,755
Electrical Equipment 0.5%
Eaton Corp. PLC	772,971	51,410,301
Industrial Conglomerates 2.6%
General Electric Co.	2,066,050	63,551,698
Honeywell International, Inc.	1,677,919	191,182,091
Total		254,733,789
Professional Services 1.7%
Dun & Bradstreet Corp. (The)	402,010	48,932,657
Nielsen Holdings PLC	2,863,490	123,416,419
Total		172,349,076
TOTAL INDUSTRIALS		765,652,829

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 20.9%
Communications Equipment 0.5%
Palo Alto Networks, Inc. (a)	378,925	$50,916,152
Internet Software & Services 7.1%
Akamai Technologies, Inc. (a)	860,935	57,424,365
Alphabet, Inc., Class A (a)	163,518	126,870,346
Alphabet, Inc., Class C (a)	377,487	286,150,245
Facebook, Inc., Class A (a)	2,017,135	238,869,127
Total		709,314,083
IT Services 2.2%
Fidelity National Information Services, Inc.	1,071,160	82,682,840
MasterCard, Inc., Class A	1,326,974	135,616,743
Total		218,299,583
Semiconductors & Semiconductor Equipment 2.4%
Broadcom Ltd.	839,635	143,149,371
QUALCOMM, Inc.	1,379,175	93,963,193
Total		237,112,564
Software 4.8%
Activision Blizzard, Inc.	2,145,985	78,564,511
Electronic Arts, Inc. (a)	1,161,936	92,071,808
Intuit, Inc.	221,079	25,132,261
Microsoft Corp.	4,652,597	280,365,495
Total		476,134,075
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	3,477,946	384,382,592
TOTAL INFORMATION TECHNOLOGY		2,076,159,049
MATERIALS 1.7%
Chemicals 1.7%
Monsanto Co.	552,550	56,752,410
Sherwin-Williams Co. (The)	434,609	116,766,400
Total		173,518,810
TOTAL MATERIALS		173,518,810
REAL ESTATE 1.3%
Equity Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	1,263,355	129,203,316
TOTAL REAL ESTATE		129,203,316

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 2.6%
Verizon Communications, Inc.	5,069,483	$252,967,202
TOTAL TELECOMMUNICATION SERVICES		252,967,202
UTILITIES 1.5%
Electric Utilities 0.8%
Edison International	1,100,682	75,693,901
Multi-Utilities 0.7%
DTE Energy Co.	743,689	69,230,009
TOTAL UTILITIES		144,923,910
Total Common Stocks (Cost: $7,779,152,277)		$9,794,379,058

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	99,354,999	$99,364,934
Total Money Market Funds (Cost: $99,354,999)		$99,364,934
Total Investments
(Cost: $7,878,507,276) (d)		$9,893,743,992(e)
Other Assets & Liabilities, Net		30,807,448
Net Assets		$9,924,551,440

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	305,769,244	310,080,551	(516,496,277)	1,481	99,354,999	283,918	99,364,934

(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $7,878,507,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,047,387,000
Unrealized Depreciation	(32,150,000)
Net Unrealized Appreciation	$2,015,237,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	1,320,896,637	—	—	1,320,896,637
Consumer Staples	917,699,097	—	—	917,699,097
Energy	805,548,562	—	—	805,548,562
Financials	1,791,311,796	—	—	1,791,311,796
Health Care	1,416,497,850	—	—	1,416,497,850
Industrials	765,652,829	—	—	765,652,829
Information Technology	2,076,159,049	—	—	2,076,159,049
Materials	173,518,810	—	—	173,518,810
Real Estate	129,203,316	—	—	129,203,316
Telecommunication Services	252,967,202	—	—	252,967,202
Utilities	144,923,910	—	—	144,923,910
Total Common Stocks	9,794,379,058	—	—	9,794,379,058
Investments measured at net asset value
Money Market Funds	—	—	—	99,364,934
Total Investments	9,794,379,058	—	—	9,893,743,992

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Emerging Markets Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
ARGENTINA 1.0%
Banco Macro SA, ADR	54,718	$3,785,938
Globant SA (a)	94,903	3,251,377
MercadoLibre, Inc.	20,350	3,211,637
Pampa Energia SA, ADR (a)	51,451	1,797,184
Total		12,046,136
BRAZIL 5.6%
AES Tiete Energia SA	1,462,778	6,357,930
BB Seguridade Participacoes SA	891,600	7,458,010
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	2,638,800	12,959,734
Fleury SA	498,600	5,758,435
Hypermarcas SA	693,500	5,325,230
Itaú Unibanco Holding SA, ADR	692,180	7,157,141
Multiplus SA	449,300	4,639,067
Petroleo Brasileiro SA, ADR (a)	1,086,847	11,814,027
Ultrapar Participacoes SA	391,900	8,007,064
Total		69,476,638
CHINA 23.9%
AAC Technologies Holdings, Inc.	668,000	6,035,621
Alibaba Group Holding Ltd., ADR (a)	553,043	51,997,103
ANTA Sports Products Ltd.	4,296,000	12,543,220
Baidu, Inc., ADR (a)	64,812	10,820,363
China Animal Healthcare Ltd. (a)(b)	6,354,000	425,976
China Biologic Products, Inc. (a)	67,404	8,069,607
China Mobile Ltd.	2,653,000	28,973,341
Ctrip.com International Ltd., ADR (a)	255,114	11,538,806
ENN Energy Holdings Ltd.	968,000	4,439,393
Industrial & Commercial Bank of China Ltd., Class H	27,508,000	16,809,713
Kingdee International Software Group Co., Ltd. (a)	11,672,000	5,052,073
NetEase, Inc., ADR	26,887	6,025,377
New Oriental Education & Technology Group, Inc., ADR (a)	144,730	7,261,104
Nexteer Automotive Group Ltd.	4,119,000	5,159,675
Ping An Insurance Group Co. of China Ltd., Class H	6,265,000	34,579,198
Shenzhou International Group Holdings Ltd.	1,222,000	7,498,375
Spring Airlines Co., Ltd., Class A	1,021,497	6,238,110
Tencent Holdings Ltd.	2,512,000	62,551,041
Vipshop Holdings Ltd., ADR (a)	389,981	4,375,587
Zhuzhou CRRC Times Electric Co., Ltd., Class H	928,500	5,029,600
Total		295,423,283

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG 2.3%
AIA Group Ltd.	1,747,600	$10,641,290
Techtronic Industries Co., Ltd.	4,584,000	17,851,421
Total		28,492,711
HUNGARY 0.4%
Richter Gedeon NyRt	229,395	4,581,311
INDIA 12.0%
Asian Paints Ltd.	262,237	3,718,692
Bharat Petroleum Corp., Ltd.	1,739,863	16,307,158
Bharti Infratel Ltd.	801,405	4,396,157
Britannia Industries Ltd.	100,436	4,451,113
Dish TV India Ltd. (a)	8,136,637	10,812,078
Dr. Reddy’s Laboratories Ltd.	148,516	6,939,020
Eicher Motors Ltd.	32,807	10,343,321
Havells India Ltd	1,076,425	5,409,506
HCL Technologies Ltd.	606,468	7,111,946
HDFC Bank Ltd., ADR	259,329	16,731,907
Hindustan Petroleum Corp., Ltd.	886,296	6,073,223
Indraprastha Gas Ltd.	540,089	6,532,973
IndusInd Bank Ltd.	375,844	5,958,703
ITC Ltd.	3,739,947	12,711,726
Natco Pharma Ltd.	463,049	4,081,673
Petronet LNG Ltd.	1,025,045	5,807,693
Syngene International Ltd.	442,272	3,779,171
UPL Ltd.	1,131,556	10,458,743
Zee Entertainment Enterprises Ltd.	1,045,458	6,949,579
Total		148,574,382
INDONESIA 6.0%
PT Ace Hardware Indonesia Tbk	110,148,700	7,032,906
PT Astra International Tbk	7,910,700	4,400,049
PT Bank Central Asia Tbk	5,888,700	6,206,035
PT Bank Rakyat Indonesia Persero Tbk	19,172,600	15,402,134
PT Matahari Department Store Tbk	6,433,400	6,835,832
PT Mitra Keluarga Karyasehat Tbk	17,175,000	3,166,623
PT Nippon Indosari Corpindo Tbk	60,910,900	6,599,934
PT Pakuwon Jati Tbk	165,424,500	8,346,050
PT Sumber Alfaria Trijaya Tbk	77,727,500	3,154,409
PT Telekomunikasi Indonesia Persero Tbk	47,844,400	13,433,862
Total		74,577,834
KENYA 0.3%
Safaricom Ltd.	16,918,200	3,307,192

Issuer	Shares	Value

Common Stocks (continued)
MALAYSIA 1.0%
MyEg Services Bhd	6,822,000	$3,439,133
Tenaga Nasional Bhd	2,941,600	9,247,663
Total		12,686,796
MEXICO 2.5%
Alfa SAB de CV, Class A	5,142,300	6,805,250
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	609,583	8,930,391
Grupo Aeroportuario del Centro Norte SAB de CV	927,900	4,373,883
Grupo Financiero Banorte SAB de CV, Class O	2,210,100	10,598,298
Total		30,707,822
PERU 1.3%
Credicorp Ltd.	101,884	15,964,204
PHILIPPINES 2.0%
GT Capital Holdings, Inc.	560,160	13,080,656
Jollibee Foods Corp.	1,128,160	4,898,262
Robinsons Retail Holdings, Inc.	2,053,270	2,986,080
Security Bank Corp.	1,196,600	4,358,675
Total		25,323,673
RUSSIAN FEDERATION 8.9%
Lukoil PJSC, ADR	386,621	19,043,018
Magnit PJSC	72,624	11,891,649
Mail.ru Group Ltd., GDR (a)(c)	276,021	4,968,378
Mobile Telesystems OJSC, ADR	471,899	3,694,969
Moscow Exchange MICEX-Rights PJSC	9,892,660	18,258,032
Sberbank of Russia PJSC, ADR	1,209,679	12,127,032
X5 Retail Group NV GDR, Registered Shares (a)(c)	812,395	24,371,850
Yandex NV, Class A (a)	865,104	16,445,627
Total		110,800,555
SOUTH AFRICA 6.2%
Aspen Pharmacare Holdings Ltd.	236,020	4,860,897
AVI Ltd.	1,460,080	9,001,623
Clicks Group Ltd.	492,611	4,220,480
EOH Holdings Ltd.	474,560	5,562,575
FirstRand Ltd.	2,263,320	8,119,173
Naspers Ltd., Class N	249,542	36,425,067

Issuer	Shares	Value

Common Stocks (continued)
SOUTH AFRICA (CONTINUED)
SPAR Group Ltd. (The)	650,299	$8,753,803
Total		76,943,618
SOUTH KOREA 12.4%
AMOREPACIFIC Corp.	24,002	6,746,984
CLIO Cosmetics Co., Ltd. (a)	132,376	3,623,482
Coway Co., Ltd.	56,950	4,141,639
Cuckoo Electronics Co., Ltd.	39,195	4,510,869
Duk San Neolux Co., Ltd. (a)	87,657	2,230,730
I-SENS, Inc. (a)	77,052	1,995,814
KB Financial Group, Inc.	190,933	6,865,595
Korea Electric Power Corp.	127,676	5,065,695
KT&G Corp.	42,231	3,796,956
LG Uplus Corp.	630,072	6,165,275
LIG Nex1 Co., Ltd.	115,801	7,478,741
NAVER Corp.	9,548	6,514,058
Osstem Implant Co., Ltd. (a)	64,039	3,093,900
Samsung Biologics Co., Ltd. (a)	37,099	4,887,084
Samsung Electronics Co., Ltd.	37,035	55,114,619
Samsung SDI Co., Ltd.	86,480	6,818,348
SK Hynix, Inc.	493,011	18,032,220
SK Innovation Co., Ltd.	48,828	6,389,978
Total		153,471,987
TAIWAN 7.3%
Advanced Semiconductor Engineering, Inc.	5,417,000	5,806,964
Cathay Financial Holding Co., Ltd.	5,971,000	8,748,416
Eclat Textile Co., Ltd.	316,917	3,303,373
eMemory Technology, Inc.	731,000	7,210,592
Largan Precision Co., Ltd.	94,000	10,838,906
Taiwan Paiho., Ltd.	2,678,000	8,173,743
Taiwan Semiconductor Manufacturing Co., Ltd.	7,305,048	42,007,161
Voltronic Power Technology Corp.	297,153	3,892,366
Total		89,981,521
THAILAND 3.1%
Kasikornbank PCL, Foreign Registered Shares	679,300	3,230,871
Krungthai Card PCL	1,395,900	5,708,261
Mega Lifesciences PCL, Foreign Registered Shares	6,035,700	4,356,948
Muangthai Leasing PCL, Foreign Registered Shares	7,792,800	5,947,387
Siam Commercial Bank PCL (The), Foreign Registered Shares	2,353,600	9,644,653
Srisawad Power 1979 PCL	4,720,125	5,419,754

Issuer	Shares	Value

Common Stocks (continued)
THAILAND (CONTINUED)
Thai Union Group PCL	7,616,400	$4,423,416
Total		38,731,290
TURKEY 0.7%
Turk Traktor ve Ziraat Makineleri AS	135,722	2,883,752
Ulker Biskuvi Sanayi AS	1,075,895	5,401,865
Total		8,285,617
UNITED KINGDOM 0.7%
Randgold Resources Ltd.	55,393	3,950,539
Tullow Oil PLC (a)	1,427,482	5,318,901
Total		9,269,440
UNITED STATES 1.4%
Atento SA (a)	363,731	3,091,714
Luxoft Holding, Inc. (a)	125,288	6,872,047
Universal Display Corp. (a)	128,933	7,046,188
Total		17,009,949
Total Common Stocks (Cost: $1,055,758,835)		$1,225,655,959

Issuer	Shares	Value

Preferred Stocks 0.7%
SOUTH KOREA 0.7%
Samsung Electronics Co., Ltd.	7,453	$8,616,521
Total Preferred Stocks (Cost: $7,643,864)		$8,616,521

Shares		Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.480% (d)(e)	2,332,617	$2,332,851
Total Money Market Funds (Cost: $2,332,617)		$2,332,851
Total Investments
(Cost: $1,065,735,316) (f)		$1,236,605,331(g)
Other Assets & Liabilities, Net		1,606,954
Net Assets		$1,238,212,285

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $425,976, which represents 0.03% of net assets.

(c)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2016, the value of these securities amounted to $29,340,228 or 2.37% of net assets.

(d)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,788,666	109,864,755	(128,321,159)	355	2,332,617	18,683	2,332,851

(f)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $1,065,735,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$213,597,000
Unrealized Depreciation	(42,727,000)
Net Unrealized Appreciation	$170,870,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Argentina	12,046,136	—	—	12,046,136
Brazil	69,476,638	—	—	69,476,638
China	100,087,947	194,909,360	425,976	295,423,283
Hong Kong	—	28,492,711	—	28,492,711
Hungary	—	4,581,311	—	4,581,311
India	16,731,907	131,842,475	—	148,574,382
Indonesia	—	74,577,834	—	74,577,834
Kenya	—	3,307,192	—	3,307,192
Malaysia	—	12,686,796	—	12,686,796
Mexico	30,707,822	—	—	30,707,822
Peru	15,964,204	—	—	15,964,204
Philippines	—	25,323,673	—	25,323,673
Russian Federation	39,183,614	71,616,941	—	110,800,555
South Africa	—	76,943,618	—	76,943,618
South Korea	—	153,471,987	—	153,471,987
Taiwan	—	89,981,521	—	89,981,521
Thailand	—	38,731,290	—	38,731,290
Turkey	—	8,285,617	—	8,285,617
United Kingdom	—	9,269,440	—	9,269,440
United States	17,009,949	—	—	17,009,949
Total Common Stocks	301,208,217	924,021,766	425,976	1,225,655,959
Preferred Stocks
South Korea	—	8,616,521	—	8,616,521
Investments measured at net asset value
Money Market Funds	—	—	—	2,332,851
Total Investments	301,208,217	932,638,287	425,976	1,236,605,331

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Greater China Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.7%
CONSUMER DISCRETIONARY 16.1%
Auto Components 3.0%
Fuyao Glass Industry Group Co., Ltd. Class H	268,800	$815,977
Minth Group Ltd.	370,000	1,211,544
Nexteer Automotive Group Ltd.	959,000	1,201,294
Total		3,228,815
Diversified Consumer Services 2.4%
New Oriental Education & Technology Group, Inc., ADR (a)	51,549	2,586,213
Hotels, Restaurants & Leisure 1.1%
Yum China Holdings, Inc. (a)	41,647	1,171,114
Household Durables 1.9%
Techtronic Industries Co., Ltd.	524,000	2,040,608
Internet & Direct Marketing Retail 2.5%
Ctrip.com International Ltd., ADR (a)	36,561	1,653,654
JD.com, Inc., ADR (a)	24,850	667,719
Vipshop Holdings Ltd., ADR (a)	34,036	381,884
Total		2,703,257
Leisure Products 0.7%
Goodbaby International Holdings, Ltd.	1,809,000	816,249
Textiles, Apparel & Luxury Goods 4.5%
ANTA Sports Products Ltd.	510,000	1,489,069
Shenzhou International Group Holdings Ltd.	418,000	2,564,911
Taiwan Paiho., Ltd.	247,000	753,889
Total		4,807,869
TOTAL CONSUMER DISCRETIONARY		17,354,125
CONSUMER STAPLES 1.2%
Beverages 0.7%
China Resources Beer Holdings Co., Ltd. (a)	344,000	727,637
Food Products 0.5%
WH Group Ltd.	694,000	577,647
TOTAL CONSUMER STAPLES		1,305,284

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 5.0%
Oil, Gas & Consumable Fuels 5.0%
CNOOC Ltd.	3,241,500	$4,266,859
PetroChina Co., Ltd., Class H	1,686,000	1,150,315
Total		5,417,174
TOTAL ENERGY		5,417,174
FINANCIALS 14.4%
Banks 6.6%
Bank of China Ltd., Class H	5,156,000	2,341,230
BOC Hong Kong Holdings Ltd.	117,000	438,071
China Construction Bank Corp., Class H	2,707,340	2,018,479
Industrial & Commercial Bank of China Ltd., Class H	3,720,000	2,273,234
Total		7,071,014
Insurance 7.8%
AIA Group Ltd.	224,400	1,366,391
China Life Insurance Co., Ltd., Class H	388,000	1,126,751
PICC Property & Casualty Co., Ltd., Class H	416,000	695,762
Ping An Insurance Group Co. of China Ltd., Class H	946,500	5,224,136
Total		8,413,040
TOTAL FINANCIALS		15,484,054
HEALTH CARE 13.7%
Biotechnology 4.9%
3SBio, Inc. (a)	2,138,500	2,272,080
China Biologic Products, Inc. (a)	25,453	3,047,233
Total		5,319,313
Pharmaceuticals 8.8%
China Animal Healthcare Ltd. (a)(b)	1,050,000	70,392
China Medical System Holdings Ltd.	2,530,000	4,229,689
China Traditional Chinese Medicine Holdings Co., Ltd.	2,010,000	1,004,208
CSPC Pharmaceutical Group Ltd.	2,572,000	2,758,085
Sino Biopharmaceutical Ltd.	2,035,000	1,394,768
Total		9,457,142
TOTAL HEALTH CARE		14,776,455
INDUSTRIALS 4.8%
Air Freight & Logistics 0.7%
ZTO Express (Cayman), Inc., ADR (a)	49,766	752,960

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.7%
Spring Airlines Co., Ltd., Class A	132,402	$808,557
Electrical Equipment 3.4%
Voltronic Power Technology Corp.	45,150	591,413
Zhuzhou CRRC Times Electric Co., Ltd., Class H	567,500	3,074,096
Total		3,665,509
TOTAL INDUSTRIALS		5,227,026
INFORMATION TECHNOLOGY 31.9%
Electronic Equipment, Instruments & Components 0.7%
AAC Technologies Holdings, Inc.	86,000	777,041
Internet Software & Services 30.4%
58.Com, Inc., ADR (a)	26,522	850,560
Alibaba Group Holding Ltd., ADR (a)	90,530	8,511,631
Baidu, Inc., ADR (a)	13,992	2,335,964
NetEase, Inc., ADR	14,867	3,331,695
Tencent Holdings Ltd.	710,800	17,699,554
Total		32,729,404
Software 0.8%
Kingdee International Software Group Co., Ltd. (a)	2,050,000	887,316
TOTAL INFORMATION TECHNOLOGY		34,393,761

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 0.8%
Construction Materials 0.8%
China Resources Cement Holdings Ltd.	2,096,000	$898,389
TOTAL MATERIALS		898,389
TELECOMMUNICATION SERVICES 8.3%
Wireless Telecommunication Services 8.3%
China Mobile Ltd.	815,500	8,906,053
TOTAL TELECOMMUNICATION SERVICES		8,906,053
UTILITIES 1.5%
Gas Utilities 1.5%
ENN Energy Holdings Ltd.	344,000	1,577,636
TOTAL UTILITIES		1,577,636
Total Common Stocks (Cost: $72,700,110)		$105,339,957

	Shares	Value

Money Market Funds 1.8%
Columbia Short-Term Cash Fund, 0.480% (c)(d)	1,939,915	$1,940,109
Total Money Market Funds (Cost: $1,939,915)		$1,940,109
Total Investments (Cost: $74,640,025) (e)		$107,280,066(f)
Other Assets & Liabilities, Net		541,818
Net Assets		$107,821,884

Notes to Portfolio of Investments

(a)            Non-income producing investment.

(b)            Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $70,392, which represents 0.07% of net assets.

(c)            The rate shown is the seven-day current annualized yield at November 30, 2016.

(d)            As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,608,809	9,059,222	(8,728,113)	(3)	1,939,915	2,915	1,940,109

(e)            At November 30, 2016, the cost of securities for federal income tax purposes was approximately $74,640,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$35,746,000
Unrealized Depreciation	(3,106,000)
Net Unrealized Appreciation	$32,640,000

(f)             Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	6,460,584	10,893,541	—	17,354,125
Consumer Staples	—	1,305,284	—	1,305,284
Energy	—	5,417,174	—	5,417,174
Financials	—	15,484,054	—	15,484,054
Health Care	3,047,233	11,658,830	70,392	14,776,455
Industrials	752,960	4,474,066	—	5,227,026
Information Technology	15,029,850	19,363,911	—	34,393,761
Materials	—	898,389	—	898,389
Telecommunication Services	—	8,906,053	—	8,906,053
Utilities	—	1,577,636	—	1,577,636
Total Common Stocks	25,290,627	79,978,938	70,392	105,339,957
Investments measured at net asset value
Money Market Funds	—	—	—	1,940,109
Total Investments	25,290,627	79,978,938	70,392	107,280,066

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Columbia Mid Cap Growth Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.1%
CONSUMER DISCRETIONARY 21.5%
Auto Components 1.5%
Delphi Automotive PLC	408,263	$26,128,832
Hotels, Restaurants & Leisure 1.9%
Aramark	339,200	11,671,872
Marriott International, Inc., Class A	114,310	9,005,342
Six Flags Entertainment Corp.	224,614	12,946,751
Total		33,623,965
Household Durables 1.7%
D.R. Horton, Inc.	369,590	10,245,035
Mohawk Industries, Inc. (a)	103,700	20,474,528
Total		30,719,563
Internet & Direct Marketing Retail 0.8%
Expedia, Inc.	120,360	14,930,658
Media 2.3%
CBS Corp., Class B Non Voting	241,670	14,674,203
Interpublic Group of Companies, Inc. (The)	1,068,990	25,730,589
Total		40,404,792
Multiline Retail 2.2%
Dollar General Corp.	320,740	24,799,617
Dollar Tree, Inc. (a)	77,420	6,825,347
Nordstrom, Inc.	155,760	8,710,099
Total		40,335,063
Specialty Retail 7.5%
AutoZone, Inc. (a)	12,010	9,405,992
Burlington Stores, Inc. (a)	124,950	10,985,604
Foot Locker, Inc.	392,895	28,158,784
Michaels Companies, Inc. (The) (a)	435,760	10,623,829
O’Reilly Automotive, Inc. (a)	120,890	33,184,305
Ross Stores, Inc.	283,000	19,127,970
Ulta Salon Cosmetics & Fragrance, Inc. (a)	46,460	12,056,370
Williams-Sonoma, Inc.	205,450	11,254,551
Total		134,797,405
Textiles, Apparel & Luxury Goods 3.6%
Carter’s, Inc.	105,580	9,638,398
Coach, Inc.	386,230	14,054,910
lululemon athletica, Inc. (a)	210,190	11,978,728
Michael Kors Holdings Ltd. (a)	260,940	12,131,101
PVH Corp.	64,830	6,868,090

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A., Inc., Class A (a)	437,680	$9,970,350
Total		64,641,577
TOTAL CONSUMER DISCRETIONARY		385,581,855
CONSUMER STAPLES 6.2%
Beverages 1.2%
Dr. Pepper Snapple Group, Inc.	262,890	22,803,079
Food & Staples Retailing 1.5%
Rite Aid Corp. (a)	1,525,130	12,140,035
SYSCO Corp.	272,450	14,507,962
Total		26,647,997
Food Products 2.6%
Blue Buffalo Pet Products, Inc. (a)	438,639	10,277,311
Hershey Co. (The)	103,870	10,037,997
Hormel Foods Corp.	454,550	15,563,792
Tyson Foods, Inc., Class A	196,980	11,190,434
Total		47,069,534
Household Products 0.5%
Clorox Co. (The)	73,960	8,546,818
Personal Products 0.4%
Herbalife Ltd. (a)	143,900	7,055,417
TOTAL CONSUMER STAPLES		112,122,845
ENERGY 2.1%
Oil, Gas & Consumable Fuels 2.1%
Cabot Oil & Gas Corp.	504,940	11,169,273
Concho Resources, Inc. (a)	105,687	15,115,355
Newfield Exploration Co. (a)	251,350	11,366,047
Total		37,650,675
TOTAL ENERGY		37,650,675
FINANCIALS 4.6%
Banks 2.3%
East West Bancorp, Inc.	214,780	10,283,666
First Republic Bank	165,630	13,565,097
Signature Bank (a)	121,984	18,286,622
Total		42,135,385
Capital Markets 2.3%
S&P Global, Inc.	119,070	14,168,139

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
T. Rowe Price Group, Inc.	367,170	$27,192,610
Total		41,360,749
TOTAL FINANCIALS		83,496,134
HEALTH CARE 14.1%
Biotechnology 2.2%
BioMarin Pharmaceutical, Inc. (a)	221,456	18,963,277
Incyte Corp. (a)	194,613	19,906,964
Total		38,870,241
Health Care Equipment & Supplies 5.5%
Align Technology, Inc. (a)	81,070	7,543,564
CR Bard, Inc.	89,330	18,808,431
Edwards Lifesciences Corp. (a)	234,660	19,441,581
Hologic, Inc. (a)	421,410	16,131,575
IDEXX Laboratories, Inc. (a)	152,190	17,905,153
Zimmer Biomet Holdings, Inc.	190,000	19,353,400
Total		99,183,704
Health Care Providers & Services 3.5%
AmerisourceBergen Corp.	130,450	10,173,796
Amsurg Corp. (a)	138,190	9,413,503
Henry Schein, Inc. (a)	125,208	18,650,984
Laboratory Corp. of America Holdings (a)	116,830	14,703,055
VCA, Inc. (a)	157,580	9,864,508
Total		62,805,846
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	261,970	11,521,441
Mettler-Toledo International, Inc. (a)	26,450	10,897,929
Waters Corp. (a)	90,080	12,122,065
Total		34,541,435
Pharmaceuticals 1.0%
Jazz Pharmaceuticals PLC (a)	84,000	8,704,920
Mallinckrodt PLC (a)	185,960	9,800,092
Total		18,505,012
TOTAL HEALTH CARE		253,906,238
INDUSTRIALS 14.1%
Aerospace & Defense 1.0%
Spirit AeroSystems Holdings, Inc., Class A (a)	322,380	18,778,635

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 0.9%
Alaska Air Group, Inc.	191,270	$15,735,783
Building Products 1.2%
AO Smith Corp.	430,210	20,921,112
Commercial Services & Supplies 0.6%
KAR Auction Services, Inc.	250,780	10,572,885
Electrical Equipment 3.0%
Acuity Brands, Inc.	79,300	19,936,813
AMETEK, Inc.	434,223	20,560,459
Rockwell Automation, Inc.	99,663	13,325,940
Total		53,823,212
Industrial Conglomerates 1.0%
Roper Technologies, Inc.	99,070	17,942,568
Machinery 3.0%
IDEX Corp.	144,500	13,526,645
Ingersoll-Rand PLC	128,930	9,610,442
Middleby Corp. (The) (a)	82,740	11,333,725
Snap-On, Inc.	110,430	18,463,896
Total		52,934,708
Professional Services 2.4%
Equifax, Inc.	175,980	20,140,911
IHS Markit Ltd. (a)	255,000	9,164,700
Nielsen Holdings PLC	334,300	14,408,330
Total		43,713,941
Road & Rail 0.7%
JB Hunt Transport Services, Inc.	133,130	12,696,608
Trading Companies & Distributors 0.3%
United Rentals, Inc. (a)	57,340	5,797,647
TOTAL INDUSTRIALS		252,917,099
INFORMATION TECHNOLOGY 25.4%
Communications Equipment 1.4%
Palo Alto Networks, Inc. (a)	185,660	24,947,134
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	202,480	13,821,285

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services 2.1%
Akamai Technologies, Inc. (a)	177,470	$11,837,249
CoStar Group, Inc. (a)	89,589	17,121,354
LinkedIn Corp., Class A (a)	45,240	8,832,658
Total		37,791,261
IT Services 7.4%
Alliance Data Systems Corp.	90,020	20,594,776
Fidelity National Information Services, Inc.	301,974	23,309,373
Fiserv, Inc. (a)	156,220	16,343,736
FleetCor Technologies, Inc. (a)	181,040	27,036,514
Gartner, Inc. (a)	151,970	15,625,555
Paychex, Inc.	289,350	17,057,182
Vantiv, Inc., Class A (a)	238,190	13,441,062
Total		133,408,198
Semiconductors & Semiconductor Equipment 5.8%
Lam Research Corp.	222,840	23,625,497
Maxim Integrated Products, Inc.	558,350	21,926,404
NVIDIA Corp.	343,430	31,664,246
Skyworks Solutions, Inc.	341,601	26,252,037
Total		103,468,184
Software 7.9%
Activision Blizzard, Inc.	207,336	7,590,571
Citrix Systems, Inc. (a)	156,920	13,609,672
Electronic Arts, Inc. (a)	339,680	26,916,243
Fortinet, Inc. (a)	389,070	11,711,007
Intuit, Inc.	132,315	15,041,569
Red Hat, Inc. (a)	268,012	21,202,429
ServiceNow, Inc. (a)	138,748	11,536,896
Splunk, Inc. (a)	104,680	6,031,662
Tableau Software, Inc., Class A (a)	187,430	8,411,858
Ultimate Software Group, Inc. (The) (a)	101,350	20,769,656
Total		142,821,563
TOTAL INFORMATION TECHNOLOGY		456,257,625
MATERIALS 4.7%
Chemicals 2.5%
Sherwin-Williams Co. (The)	91,735	24,646,442
Westlake Chemical Corp.	350,459	20,736,659
Total		45,383,101

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials 0.9%
Martin Marietta Materials, Inc.	74,550	$16,359,998
Containers & Packaging 1.3%
Berry Plastics Group, Inc. (a)	297,440	14,803,589
WestRock Co.	150,352	7,698,022
Total		22,501,611
TOTAL MATERIALS		84,244,710
REAL ESTATE 2.4%
Equity Real Estate Investment Trusts (REITs) 2.4%
CyrusOne, Inc.	232,010	9,902,187
Equinix, Inc.	34,900	11,822,724
Equity LifeStyle Properties, Inc.	169,630	11,777,411
Extra Space Storage, Inc.	146,400	10,271,424
Total		43,773,746
TOTAL REAL ESTATE		43,773,746
Total Common Stocks (Cost: $1,406,364,782)		$1,709,950,927

	Shares	Value

Exchange-Traded Funds 0.9%
SPDR S&P Biotech ETF	249,880	15,659,980
Total Exchange-Traded Funds (Cost: $15,275,325)		$15,659,980

	Shares	Value

Money Market Funds 4.0%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	71,224,291	$71,231,413
Total Money Market Funds (Cost: $71,224,291)		$71,231,413
Total Investments
(Cost: $1,492,864,398) (d)		$1,796,842,320(e)
Other Assets & Liabilities, Net		(1,884,563)
Net Assets		$1,794,957,757

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2016.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	66,357,000	202,978,908	(198,112,813)	1,196	71,224,291	71,506	71,231,413

(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $1,492,864,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$333,159,000
Unrealized Depreciation	(29,181,000)
Net Unrealized Appreciation	$303,978,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	385,581,855	—	—	385,581,855
Consumer Staples	112,122,845	—	—	112,122,845
Energy	37,650,675	—	—	37,650,675
Financials	83,496,134	—	—	83,496,134
Health Care	253,906,238	—	—	253,906,238
Industrials	252,917,099	—	—	252,917,099
Information Technology	456,257,625	—	—	456,257,625
Materials	84,244,710	—	—	84,244,710
Real Estate	43,773,746	—	—	43,773,746
Total Common Stocks	1,709,950,927	—	—	1,709,950,927
Exchange-Traded Funds	15,659,980	—	—	15,659,980
Investments measured at net asset value
Money Market Funds	—	—	—	71,231,413
Total Investments	1,725,610,907	—	—	1,796,842,320

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Disciplined Small Core Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.2%
CONSUMER DISCRETIONARY 12.5%
Auto Components 2.8%
Cooper Tire & Rubber Co.	34,800	$1,332,840
Cooper-Standard Holding, Inc. (a)	12,900	1,229,628
Dana, Inc.	109,700	1,852,833
Drew Industries, Inc.	20,900	2,196,590
Superior Industries International, Inc.	47,500	1,194,625
Total		7,806,516
Diversified Consumer Services 0.8%
Capella Education Co.	24,925	2,174,706
Hotels, Restaurants & Leisure 2.5%
Bloomin’ Brands, Inc.	59,100	1,099,260
Cheesecake Factory, Inc. (The)	19,200	1,136,064
Denny’s Corp. (a)	46,573	563,068
Isle of Capri Casinos, Inc. (a)	50,510	1,132,434
Papa John’s International, Inc.	9,600	848,256
Pinnacle Entertainment, Inc. (a)	21,800	297,134
Ruth’s Hospitality Group, Inc.	99,500	1,691,500
Total		6,767,716
Household Durables 0.2%
La-Z-Boy, Inc.	15,700	419,975
Media 1.3%
Gannett Co., Inc.	176,400	1,682,856
New York Times Co. (The), Class A	152,600	1,983,800
Total		3,666,656
Multiline Retail 0.7%
Big Lots, Inc.	38,900	1,968,729
Specialty Retail 3.4%
American Eagle Outfitters, Inc.	58,900	975,384
Big 5 Sporting Goods Corp.	20,000	387,000
Cato Corp. (The), Class A	32,900	973,840
Children’s Place, Inc. (The)	22,625	2,349,606
Finish Line, Inc., Class A (The)	12,200	273,768
Francesca’s Holdings Corp. (a)	97,300	1,554,854
Genesco, Inc. (a)	26,700	1,687,440
Pier 1 Imports, Inc.	201,000	1,123,590
Total		9,325,482
Textiles, Apparel & Luxury Goods 0.8%
Movado Group, Inc.	73,500	2,076,375
TOTAL CONSUMER DISCRETIONARY		34,206,155

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 2.9%
Food & Staples Retailing 1.1%
SpartanNash Co.	52,400	$1,897,404
SUPERVALU, Inc. (a)	265,900	1,233,776
Total		3,131,180
Food Products 1.6%
Dean Foods Co.	114,900	2,281,914
Sanderson Farms, Inc.	24,300	1,959,795
Total		4,241,709
Personal Products 0.2%
Usana Health Sciences, Inc. (a)	9,180	559,521
TOTAL CONSUMER STAPLES		7,932,410
ENERGY 3.5%
Energy Equipment & Services 1.2%
Archrock, Inc.	73,900	993,955
Atwood Oceanics, Inc.	236,200	2,234,452
Total		3,228,407
Oil, Gas & Consumable Fuels 2.3%
PDC Energy, Inc. (a)	27,850	2,073,432
REX American Resources Corp. (a)	23,100	2,256,408
Western Refining, Inc.	53,250	1,910,078
Total		6,239,918
TOTAL ENERGY		9,468,325
FINANCIALS 19.1%
Banks 5.2%
Banc of California, Inc.	132,400	1,999,240
Banco Latinoamericano de Comercio Exterior SA, Class E	53,700	1,529,376
Central Pacific Financial Corp.	71,370	2,108,984
Customers Bancorp, Inc. (a)	64,150	1,956,575
FCB Financial Holdings, Inc., Class A (a)	35,900	1,588,575
First BanCorp (a)	88,900	526,288
Fulton Financial Corp.	24,700	438,425
Hanmi Financial Corp.	9,800	300,860
Hilltop Holdings, Inc.	36,700	1,030,903
Iberiabank Corp.	6,000	497,100
International Bancshares Corp.	59,000	2,296,575
Total		14,272,901
Capital Markets 1.9%
Arlington Asset Investment Corp., Class A	104,800	1,701,952

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
KCG Holdings, Inc., Class A (a)	116,600	$1,648,724
Piper Jaffray Companies (a)	26,900	1,962,355
Total		5,313,031
Consumer Finance 0.8%
Nelnet, Inc., Class A	40,650	2,050,793
Diversified Financial Services 0.8%
Cardtronics PLC, Class A (a)	44,300	2,191,521
Insurance 2.7%
Ambac Financial Group, Inc. (a)	25,400	622,300
American Equity Investment Life Holding Co.	64,700	1,341,231
Heritage Insurance Holdings, Inc.	108,000	1,558,440
Maiden Holdings Ltd.	125,000	1,925,000
Universal Insurance Holdings, Inc.	81,400	1,953,600
Total		7,400,571
Mortgage Real Estate Investment Trusts (REITs) 1.3%
CYS Investments, Inc.	214,700	1,726,188
Invesco Mortgage Capital, Inc.	83,700	1,247,130
Redwood Trust, Inc.	34,000	517,480
Total		3,490,798
Thrifts & Mortgage Finance 6.4%
BofI Holding, Inc. (a)	94,300	2,228,309
Essent Group Ltd. (a)	73,500	2,243,220
Flagstar Bancorp, Inc. (a)	69,750	1,965,555
HomeStreet, Inc. (a)	62,950	1,828,697
MGIC Investment Corp. (a)	262,200	2,378,154
Radian Group, Inc.	162,200	2,361,632
Walker & Dunlop, Inc. (a)	69,000	2,027,910
Washington Federal, Inc.	76,600	2,485,670
Total		17,519,147
TOTAL FINANCIALS		52,238,762
HEALTH CARE 12.2%
Biotechnology 4.1%
Alder Biopharmaceuticals, Inc. (a)	28,435	669,644
ARIAD Pharmaceuticals, Inc. (a)	72,220	973,526
Arrowhead Pharmaceuticals, Inc. (a)	133,645	192,449
bluebird bio, Inc. (a)	11,390	687,386
Coherus Biosciences, Inc. (a)	17,195	462,546
Dynavax Technologies Corp. (a)	44,990	193,457
Halozyme Therapeutics, Inc. (a)	41,130	485,745

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Insys Therapeutics, Inc. (a)	56,200	$662,598
Keryx Biopharmaceuticals, Inc. (a)	181,855	1,054,759
Kite Pharma, Inc. (a)	11,405	580,857
Ligand Pharmaceuticals, Inc. (a)	14,370	1,500,228
Puma Biotechnology, Inc. (a)	20,995	903,835
Ra Pharmaceuticals, Inc. (a)	25,936	339,502
Sage Therapeutics, Inc. (a)	10,230	512,625
Spark Therapeutics, Inc. (a)	19,890	1,094,149
TESARO, Inc. (a)	5,725	776,825
Total		11,090,131
Health Care Equipment & Supplies 3.2%
Analogic Corp.	8,515	784,657
Angiodynamics, Inc. (a)	65,200	1,062,760
Globus Medical, Inc., Class A (a)	2,800	60,592
Halyard Health, Inc. (a)	51,500	1,913,225
Masimo Corp. (a)	33,950	2,100,486
OraSure Technologies, Inc. (a)	143,700	1,211,391
Orthofix International NV (a)	46,350	1,746,005
Total		8,879,116
Health Care Providers & Services 2.3%
Chemed Corp.	10,500	1,564,185
Kindred Healthcare, Inc.	2,200	14,630
Magellan Health, Inc. (a)	20,648	1,503,174
Molina Healthcare, Inc. (a)	33,775	1,785,347
Triple-S Management Corp., Class B (a)	68,550	1,527,294
Total		6,394,630
Life Sciences Tools & Services 1.5%
INC Research Holdings, Inc. Class A (a)	41,825	2,070,337
Pra Health Sciences, Inc. (a)	36,950	1,984,954
Total		4,055,291
Pharmaceuticals 1.1%
Aerie Pharmaceuticals, Inc. (a)	30,610	1,137,162
Impax Laboratories, Inc. (a)	43,100	622,795
Supernus Pharmaceuticals, Inc. (a)	58,955	1,270,480
Total		3,030,437
TOTAL HEALTH CARE		33,449,605
INDUSTRIALS 14.1%
Aerospace & Defense 0.9%
Curtiss-Wright Corp.	23,300	2,342,116

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.1%
Forward Air Corp.	6,500	$314,470
Airlines 0.9%
Hawaiian Holdings, Inc. (a)	46,600	2,392,910
Building Products 2.7%
Continental Building Product (a)	78,600	1,760,640
Gibraltar Industries, Inc. (a)	49,200	2,214,000
NCI Building Systems, Inc. (a)	81,500	1,361,050
Universal Forest Products, Inc.	20,520	2,038,457
Total		7,374,147
Commercial Services & Supplies 2.0%
ACCO Brands Corp. (a)	91,800	1,142,910
Brady Corp., Class A	52,100	1,914,675
Knoll, Inc.	15,400	408,254
Quad/Graphics, Inc.	72,900	2,050,677
Total		5,516,516
Construction & Engineering 0.6%
Argan, Inc.	14,900	900,705
EMCOR Group, Inc.	12,155	843,192
Total		1,743,897
Electrical Equipment 0.9%
EnerSys	32,220	2,564,068
Machinery 3.2%
Energy Recovery, Inc. (a)	155,700	1,695,573
Global Brass & Copper Holdings, Inc.	53,100	1,521,315
Greenbrier Companies, Inc. (The)	56,400	2,188,320
Lydall, Inc. (a)	5,700	340,290
Mueller Industries, Inc.	30,450	1,156,795
Wabash National Corp. (a)	134,121	1,849,529
Total		8,751,822
Professional Services 1.2%
Huron Consulting Group, Inc. (a)	31,800	1,677,450
RPX Corp. (a)	155,300	1,622,885
Total		3,300,335
Road & Rail 0.7%
ArcBest Corp.	61,300	1,866,585
Trading Companies & Distributors 0.9%
Applied Industrial Technologies, Inc.	39,530	2,365,870

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
TOTAL INDUSTRIALS		38,532,736
INFORMATION TECHNOLOGY 16.1%
Communications Equipment 0.5%
NETGEAR, Inc. (a)	25,300	$1,358,610
Electronic Equipment, Instruments & Components 4.5%
Benchmark Electronics, Inc. (a)	77,101	2,185,814
Insight Enterprises, Inc. (a)	12,050	421,991
Methode Electronics, Inc.	41,700	1,540,815
Rogers Corp. (a)	22,300	1,657,336
Sanmina Corp. (a)	73,485	2,413,982
Scansource, Inc. (a)	19,600	741,860
SYNNEX Corp.	1,100	128,601
TTM Technologies, Inc. (a)	135,800	1,842,806
Vishay Intertechnology, Inc.	98,900	1,498,335
Total		12,431,540
Internet Software & Services 2.2%
Bankrate, Inc. (a)	31,800	325,950
EarthLink Holdings Corp.	278,900	1,472,592
j2 Global, Inc.	32,125	2,361,509
LogMeIn, Inc.	2,250	226,912
RetailMeNot, Inc. (a)	165,245	1,520,254
Total		5,907,217
IT Services 2.5%
Convergys Corp.	47,400	1,226,238
CSG Systems International, Inc.	40,825	1,816,713
EVERTEC, Inc.	110,100	2,009,325
Sykes Enterprises, Inc. (a)	30,650	863,717
Travelport Worldwide Ltd.	31,500	441,000
Unisys Corp. (a)	35,200	522,720
Total		6,879,713
Semiconductors & Semiconductor Equipment 3.2%
Amkor Technology, Inc. (a)	179,700	2,124,054
Diodes, Inc. (a)	25,500	620,925
Entegris, Inc. (a)	114,000	2,046,300
Semtech Corp. (a)	14,500	407,450
Silicon Laboratories, Inc. (a)	9,575	635,301
Synaptics, Inc. (a)	36,730	2,004,724
Xcerra Corp. (a)	146,442	928,442
Total		8,767,196
Software 3.2%
Aspen Technology, Inc. (a)	48,750	2,575,462
CommVault Systems, Inc. (a)	23,800	1,285,200

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Mentor Graphics Corp.	67,740	$2,475,897
Progress Software Corp.	27,900	825,003
Qualys, Inc. (a)	31,000	1,029,200
VASCO Data Security International, Inc. (a)	35,700	517,650
Total		8,708,412
Technology Hardware, Storage & Peripherals —%
Super Micro Computer, Inc. (a)	4,600	125,810
TOTAL INFORMATION TECHNOLOGY		44,178,498
MATERIALS 4.5%
Chemicals 3.3%
Chemtura Corp. (a)	7,850	258,658
Ferro Corp. (a)	127,500	1,887,000
Innophos Holdings, Inc.	8,472	461,893
Innospec, Inc.	34,375	2,258,437
Rayonier Advanced Materials, Inc.	141,800	1,968,184
Trinseo SA	36,850	2,157,568
Total		8,991,740
Containers & Packaging 0.2%
Greif, Inc., Class A	11,100	570,207
Metals & Mining 1.0%
Carpenter Technology Corp.	2,750	98,368
Materion Corp.	18,150	696,052
Schnitzer Steel Industries, Inc., Class A	73,200	2,042,280
Total		2,836,700
TOTAL MATERIALS		12,398,647
REAL ESTATE 7.1%
Equity Real Estate Investment Trusts (REITs) 7.1%
Ashford Hospitality Prime, Inc.	29,400	376,908
CBL & Associates Properties, Inc.	162,900	1,931,994
CorEnergy Infrastructure Trust, Inc.	22,500	736,425
Coresite Realty Corp.	25,900	1,826,727
DuPont Fabros Technology, Inc.	47,900	1,947,614
Lexington Realty Trust	200,800	2,074,264
PS Business Parks, Inc.	18,430	2,059,184
RLJ Lodging Trust	42,600	970,854
Ryman Hospitality Properties, Inc.	33,400	1,967,260

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE (CONTINUED)
Equity Real Estate Investment Trusts (REITs) (continued)
Select Income REIT	62,500	$1,527,500
Summit Hotel Properties, Inc.	143,457	2,039,958
Washington Prime Group, Inc.	184,900	1,852,698
Total		19,311,386
TOTAL REAL ESTATE		19,311,386
TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
General Communication, Inc., Class A (a)	88,560	1,493,122
Windstream Holdings, Inc.	143,000	1,059,630
Total		2,552,752
TOTAL TELECOMMUNICATION SERVICES		2,552,752
UTILITIES 3.3%
Electric Utilities 0.3%
IDACORP, Inc.	11,300	860,495
Portland General Electric Co.	1,450	60,320
Total		920,815
Gas Utilities 1.8%
Chesapeake Utilities Corp.	25,075	1,624,860
Northwest Natural Gas Co.	17,450	999,885
Southwest Gas Corp.	30,675	2,273,938
Total		4,898,683
Independent Power and Renewable Electricity Producers 0.4%
Ormat Technologies, Inc.	22,900	1,095,307
Water Utilities 0.8%
SJW Corp.	39,700	2,130,699
TOTAL UTILITIES		9,045,504
Total Common Stocks (Cost: $215,164,794)		$263,314,780

	Shares	Value

Money Market Funds 3.5%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	9,621,918	$9,622,880
Total Money Market Funds (Cost: $9,621,918)		$9,622,880

Total Investments
(Cost: $224,786,712) (d)	$272,937,660(e)
Other Assets & Liabilities, Net	950,672
Net Assets	$273,888,332

At November 30, 2016, cash totaling $495,600 was pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Russell 2000 Mini	84	USD	11,107,320	12/2016	326,451	—

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	4,822,294	24,016,650	(19,217,039)	13	9,621,918	8,595	9,622,880

(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $224,787,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$53,778,000
Unrealized Depreciation	(5,627,000)
Net Unrealized Appreciation	$48,151,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	34,206,155	—	—	34,206,155
Consumer Staples	7,932,410	—	—	7,932,410
Energy	9,468,325	—	—	9,468,325
Financials	52,238,762	—	—	52,238,762
Health Care	33,449,605	—	—	33,449,605
Industrials	38,532,736	—	—	38,532,736
Information Technology	44,178,498	—	—	44,178,498
Materials	12,398,647	—	—	12,398,647
Real Estate	19,311,386	—	—	19,311,386
Telecommunication Services	2,552,752	—	—	2,552,752
Utilities	9,045,504	—	—	9,045,504
Total Common Stocks	263,314,780	—	—	263,314,780

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Money Market Funds	—	—	—	9,622,880
Total Investments	263,314,780	—	—	272,937,660
Derivatives
Assets
Futures Contracts	326,451	—	—	326,451
Total	263,641,231	—	—	273,264,111

See the Portfolio of Investments for all investment classifications not indicated in the table.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Small Cap Growth Fund I

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.1%
CONSUMER DISCRETIONARY 18.5%
Auto Components 1.0%
Cooper-Standard Holding, Inc. (a)	42,700	$4,070,164
Hotels, Restaurants & Leisure 10.0%
Chuy’s Holdings, Inc. (a)	74,541	2,336,860
Domino’s Pizza Enterprises Ltd.	69,000	3,448,298
Extended Stay America, Inc.	317,137	4,934,652
Habit Restaurants, Inc. (The), Class A (a)	90,800	1,525,440
Papa John’s International, Inc.	71,396	6,308,551
Planet Fitness, Inc., Class A	124,741	2,528,500
Red Rock Resorts, Inc., Class A	128,913	2,954,686
Six Flags Entertainment Corp.	139,638	8,048,734
Sonic Corp.	223,276	5,827,504
Wingstop, Inc.	84,409	2,590,512
Total		40,503,737
Internet & Direct Marketing Retail 0.2%
Liberty TripAdvisor Holdings, Inc., Class A (a)	54,929	881,610
Media 3.5%
IMAX Corp. (a)	136,500	4,361,175
Nexstar Broadcasting Group, Inc., Class A	37,690	2,248,209
Starz, Class A (a)	217,748	7,372,947
Total		13,982,331
Specialty Retail 3.8%
American Eagle Outfitters, Inc.	114,000	1,887,840
Burlington Stores, Inc. (a)	29,185	2,565,945
Five Below, Inc. (a)	51,300	2,019,168
Genesco, Inc. (a)	31,900	2,016,080
Hibbett Sports, Inc. (a)	66,500	2,676,625
Monro Muffler Brake, Inc.	68,200	4,078,360
Total		15,244,018
TOTAL CONSUMER DISCRETIONARY		74,681,860
CONSUMER STAPLES 1.5%
Beverages 0.7%
Coca-Cola Bottling Co. Consolidated	17,200	2,782,616
Food & Staples Retailing 0.8%
Sprouts Farmers Market, Inc. (a)	163,180	3,265,232
TOTAL CONSUMER STAPLES		6,047,848

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 3.7%
Oil, Gas & Consumable Fuels 3.7%
Carrizo Oil & Gas, Inc. (a)	120,862	$5,117,297
RSP Permian, Inc. (a)	140,700	6,282,255
WPX Energy, Inc. (a)	217,400	3,378,396
Total		14,777,948
TOTAL ENERGY		14,777,948
FINANCIALS 3.6%
Banks 1.3%
Webster Financial Corp.	103,765	5,147,782
Capital Markets 1.5%
MarketAxess Holdings, Inc.	24,000	3,978,480
Pzena Investment Management, Inc., Class A	229,300	2,267,777
Total		6,246,257
Thrifts & Mortgage Finance 0.8%
BofI Holding, Inc. (a)	139,769	3,302,741
TOTAL FINANCIALS		14,696,780
HEALTH CARE 24.2%
Biotechnology 7.8%
ACADIA Pharmaceuticals, Inc. (a)	67,186	1,813,350
Alder Biopharmaceuticals, Inc. (a)	51,835	1,220,714
Alnylam Pharmaceuticals, Inc. (a)	30,700	1,346,809
ARIAD Pharmaceuticals, Inc. (a)	210,100	2,832,148
Axovant Sciences Ltd. (a)	56,748	767,800
bluebird bio, Inc. (a)	22,422	1,353,168
Curis, Inc. (a)	398,018	1,150,272
Dynavax Technologies Corp. (a)	90,577	389,481
Exact Sciences Corp. (a)	57,800	853,706
Halozyme Therapeutics, Inc. (a)	142,700	1,685,287
Insys Therapeutics, Inc. (a)	81,886	965,436
Keryx Biopharmaceuticals, Inc. (a)	340,471	1,974,732
Kite Pharma, Inc. (a)	45,000	2,291,850
MacroGenics, Inc. (a)	44,700	1,159,071
Puma Biotechnology, Inc. (a)	64,900	2,793,945
Ra Pharmaceuticals, Inc. (a)	98,544	1,289,941
Sage Therapeutics, Inc. (a)	17,900	896,969
Spark Therapeutics, Inc. (a)	35,061	1,928,706
TESARO, Inc. (a)	12,348	1,675,500
Ultragenyx Pharmaceutical, Inc. (a)	31,259	2,447,267
vTv Therapeutics, Inc., Class A (a)	151,623	791,472
Total		31,627,624

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 7.3%
Abaxis, Inc.	79,500	$4,101,405
ABIOMED, Inc. (a)	29,661	3,329,151
ICU Medical, Inc. (a)	46,285	6,954,321
Natus Medical, Inc. (a)	71,762	2,859,716
NuVasive, Inc. (a)	64,800	4,205,520
West Pharmaceutical Services, Inc.	98,000	7,952,700
Total		29,402,813
Health Care Providers & Services 3.6%
Air Methods Corp. (a)	92,600	3,028,020
Chemed Corp.	37,783	5,628,534
HealthEquity, Inc. (a)	78,800	3,508,964
Molina Healthcare, Inc. (a)	47,762	2,524,699
Total		14,690,217
Health Care Technology 2.4%
Veeva Systems Inc., Class A (a)	208,400	9,686,432
Life Sciences Tools & Services 2.0%
INC Research Holdings, Inc. Class A (a)	86,500	4,281,750
Pra Health Sciences, Inc. (a)	71,200	3,824,864
Total		8,106,614
Pharmaceuticals 1.1%
Aerie Pharmaceuticals, Inc. (a)	33,993	1,262,840
Supernus Pharmaceuticals, Inc. (a)	141,218	3,043,248
Total		4,306,088
TOTAL HEALTH CARE		97,819,788
INDUSTRIALS 11.7%
Aerospace & Defense 1.0%
Teledyne Technologies, Inc. (a)	32,322	4,036,048
Building Products 1.7%
Gibraltar Industries, Inc. (a)	52,828	2,377,260
Masonite International Corp. (a)	67,100	4,348,080
Total		6,725,340
Commercial Services & Supplies 2.5%
ARC Document Solutions, Inc. (a)	537,597	2,397,683
Casella Waste Systems, Inc., Class A (a)	323,600	4,096,776
Heritage-Crystal Clean, Inc. (a)	227,500	3,708,250
Total		10,202,709

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 1.1%
Generac Holdings, Inc. (a)	104,176	$4,269,132
Machinery 2.2%
Manitowoc Foodservice, Inc. (a)	127,100	2,254,754
Rexnord Corp. (a)	209,799	4,615,578
Terex Corp.	70,600	2,154,712
Total		9,025,044
Marine 0.6%
Kirby Corp. (a)	36,400	2,309,580
Road & Rail 1.2%
Swift Transportation Co. (a)	200,500	5,006,485
Trading Companies & Distributors 1.4%
H&E Equipment Services, Inc.	56,327	1,036,980
SiteOne Landscape Supply, Inc. (a)	136,900	4,586,150
Total		5,623,130
TOTAL INDUSTRIALS		47,197,468
INFORMATION TECHNOLOGY 22.8%
Communications Equipment 0.8%
Finisar Corp. (a)	102,700	3,412,721
Electronic Equipment, Instruments & Components 1.9%
Cognex Corp.	127,200	7,595,112
Internet Software & Services 9.5%
GTT Communications, Inc. (a)	67,000	1,701,800
j2 Global, Inc.	62,218	4,573,645
LogMeIn, Inc.	49,100	4,951,735
Match Group, Inc. (a)	427,135	7,679,887
Mimecast Ltd. (a)	214,445	4,387,545
Shopify, Inc., Class A (a)	141,500	5,896,305
SPS Commerce, Inc. (a)	94,818	6,568,043
Xactly Corp. (a)	174,900	2,466,090
Total		38,225,050
IT Services 2.4%
EPAM Systems, Inc. (a)	32,329	2,130,481
Euronet Worldwide, Inc. (a)	48,002	3,442,703
WEX, Inc. (a)	36,135	3,993,279
Total		9,566,463

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 0.5%
Integrated Device Technology, Inc. (a)	91,600	$2,143,440
Software 7.7%
BroadSoft, Inc. (a)	124,931	5,184,637
CyberArk Software Ltd. (a)	101,858	5,195,777
Ellie Mae, Inc. (a)	45,051	3,718,960
Fair Isaac Corp.	63,500	7,219,315
Paycom Software, Inc. (a)	169,413	7,601,561
Take-Two Interactive Software, Inc. (a)	43,300	2,131,659
Total		31,051,909
TOTAL INFORMATION TECHNOLOGY		91,994,695
MATERIALS 3.8%
Chemicals 0.5%
Trinseo SA	36,100	2,113,655
Construction Materials 1.5%
Summit Materials, Inc., Class A (a)	248,500	5,906,845
Containers & Packaging 0.8%
Berry Plastics Group, Inc. (a)	65,400	3,254,958
Paper & Forest Products 1.0%
KapStone Paper and Packaging Corp.	199,900	4,083,957
TOTAL MATERIALS		15,359,415

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE 3.7%
Equity Real Estate Investment Trusts (REITs) 3.7%
Coresite Realty Corp.	25,200	$1,777,356
CyrusOne, Inc.	94,583	4,036,802
DuPont Fabros Technology, Inc.	46,400	1,886,624
National Storage Affiliates Trust	207,700	4,274,466
STORE Capital Corp.	113,604	2,808,291
Total		14,783,539
TOTAL REAL ESTATE		14,783,539
TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
Cogent Communications Holdings, Inc.	59,822	2,240,334
TOTAL TELECOMMUNICATION SERVICES		2,240,334
Total Common Stocks (Cost: $334,902,306)		$379,599,675

	Shares	Value

Money Market Funds 5.1%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	20,749,313	$20,751,757
Total Money Market Funds (Cost: $20,749,682)		$20,751,757
Total Investments
(Cost: $355,651,988) (d)		$400,351,432(e)
Other Assets & Liabilities, Net		3,135,834
Net Assets		$403,487,266

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,636,168	69,223,548	(64,110,014)	(20)	20,749,682	12,582	20,751,757

(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $355,652,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$54,568,000
Unrealized Depreciation	(9,869,000)
Net Unrealized Appreciation	$44,699,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	63,860,615	10,821,245	—	74,681,860
Consumer Staples	6,047,848	—	—	6,047,848
Energy	14,777,948	—	—	14,777,948
Financials	14,696,780	—	—	14,696,780
Health Care	97,819,788	—	—	97,819,788
Industrials	47,197,468	—	—	47,197,468
Information Technology	91,994,695	—	—	91,994,695
Materials	15,359,415	—	—	15,359,415
Real Estate	14,783,539	—	—	14,783,539
Telecommunication Services	2,240,334	—	—	2,240,334
Total Common Stocks	368,778,430	10,821,245	—	379,599,675
Investments measured at net asset value
Money Market Funds	—	—	—	20,751,757
Total Investments	368,778,430	10,821,245	—	400,351,432

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable market inputs rather than quoted prices for identical assets as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	8,962,384	8,962,384	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Global Dividend Opportunity Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%
AUSTRALIA 6.7%
Amcor Ltd.	631,439	$6,687,195
AMP Ltd.	1,450,766	5,024,320
Challenger Ltd.	894,692	7,018,957
DuluxGroup Ltd.	1,351,293	5,830,009
Goodman Group	1,572,976	7,743,728
Sydney Airport	1,414,259	6,537,089
Total		38,841,298
BRAZIL 2.0%
Ambev SA	1,319,300	6,690,024
Kroton Educacional SA	1,195,200	5,106,560
Total		11,796,584
CANADA 4.6%
Agrium, Inc.	70,231	7,082,796
Suncor Energy, Inc.	337,413	10,745,573
TransCanada Corp.	193,495	8,690,206
Total		26,518,575
DENMARK 0.9%
Novo Nordisk A/S, Class B	149,517	5,068,842
FINLAND 0.8%
Sampo OYJ, Class A	102,001	4,509,090
GERMANY 4.6%
BASF SE	90,795	7,793,591
Daimler AG, Registered Shares	79,437	5,283,845
Deutsche Telekom AG, Registered Shares	616,891	9,718,911
ProSiebenSat.1 Media AG	112,954	3,870,961
Total		26,667,308
HONG KONG 1.2%
HKT Trust & HKT Ltd.	5,447,000	7,092,153
JAPAN 1.8%
Aozora Bank Ltd.	1,825,000	6,343,748
Japan Hotel REIT Investment Corp.	5,524	3,874,340
Total		10,218,088
MEXICO 1.8%
Kimberly-Clark de Mexico SAB de CV	2,612,400	4,570,684
Wal-Mart de Mexico SAB de CV, Class V	3,304,900	6,076,223
Total		10,646,907

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS 3.6%
LyondellBasell Industries NV, Class A	112,781	$10,186,380
Unilever NV-CVA	269,851	10,832,307
Total		21,018,687
NORWAY 0.9%
Telenor ASA	353,086	5,217,264
SOUTH AFRICA 0.5%
SPAR Group Ltd. (The)	201,295	2,709,672
SPAIN 0.7%
Ferrovial SA	245,727	4,355,754
SWITZERLAND 3.0%
Novartis AG, ADR	165,569	11,384,524
UBS AG	388,880	6,184,902
Total		17,569,426
TAIWAN 3.5%
Advanced Semiconductor Engineering, Inc.	3,811,000	4,085,350
Pegatron Corp.	2,224,000	5,285,938
Taiwan Semiconductor Manufacturing Co., Ltd.	1,935,000	11,127,080
Total		20,498,368
UNITED KINGDOM 15.0%
AstraZeneca PLC	162,962	8,460,747
BAE Systems PLC	1,270,905	9,548,886
British American Tobacco PLC	169,770	9,332,504
BT Group PLC	1,701,561	7,602,632
GlaxoSmithKline PLC	329,110	6,158,204
HSBC Holdings PLC, ADR	203,519	8,047,141
Legal & General Group PLC	2,604,485	7,684,087
National Grid PLC	344,930	3,941,154
Rio Tinto PLC	120,336	4,501,874
Royal Dutch Shell PLC, Class A	625,421	15,853,987
St. James’s Place PLC	508,474	5,980,303
Total		87,111,519
UNITED STATES 44.4%
AbbVie, Inc.	105,727	6,428,202
AES Corp. (The)	673,494	7,711,506
Altria Group, Inc.	95,016	6,074,373
Ares Capital Corp.	423,976	6,800,575
BB&T Corp.	262,085	11,859,346
Cisco Systems, Inc.	521,020	15,536,816

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
CME Group, Inc.	118,807	$13,414,498
Coca-Cola Co. (The)	107,017	4,318,136
Crown Castle International Corp.	110,271	9,203,218
Cypress Semiconductor Corp.	556,064	6,255,720
Dow Chemical Co. (The)	144,840	8,070,485
General Electric Co.	258,412	7,948,753
General Motors Co.	327,932	11,323,492
JPMorgan Chase & Co.	135,370	10,852,613
L Brands, Inc.	168,426	11,826,874
Las Vegas Sands Corp.	128,591	8,058,798
Maxim Integrated Products, Inc.	188,826	7,415,197
Merck & Co., Inc.	96,194	5,886,111
Occidental Petroleum Corp.	155,086	11,066,937
Pattern Energy Group, Inc.	230,153	4,517,903
Pfizer, Inc.	447,651	14,387,503
Philip Morris International, Inc.	75,518	6,666,729
Regal Entertainment Group, Class A	403,587	9,246,178
Reynolds American, Inc.	220,556	11,932,080
Six Flags Entertainment Corp.	184,658	10,643,687
Starwood Property Trust, Inc.	418,856	9,411,694
United Parcel Service, Inc., Class B	46,788	5,423,665
Watsco, Inc.	22,816	3,399,584
Wells Fargo & Co.	231,679	12,260,453
Total		257,941,126
Total Common Stocks (Cost: $533,466,460)		$557,780,661

Issuer	Shares	Value

Limited Partnerships 2.8%
UNITED STATES 2.8%
Blackstone Group LP (The)	220,908	$5,686,172
Enterprise Products Partners LP	410,208	10,636,693
Total		16,322,865
Total Limited Partnerships (Cost: $14,539,956)		$16,322,865

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.480% (a)(b)	5,842,277	5,842,861
Total Money Market Funds (Cost: $5,842,277)		$5,842,861
Total Investments
(Cost: $553,848,693) (c)		$579,946,387(d)
Other Assets & Liabilities, Net		1,395,749
Net Assets		$581,342,136

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,530,146	21,078,191	(18,766,146)	86	5,842,277	4,697	5,842,861

(c)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $553,849,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$57,614,000
Unrealized Depreciation	(31,517,000)
Net Unrealized Appreciation	$26,097,000

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	38,841,298	—	38,841,298
Brazil	11,796,584	—	—	11,796,584
Canada	26,518,575	—	—	26,518,575
Denmark	—	5,068,842	—	5,068,842
Finland	—	4,509,090	—	4,509,090
Germany	—	26,667,308	—	26,667,308
Hong Kong	—	7,092,153	—	7,092,153
Japan	—	10,218,088	—	10,218,088
Mexico	10,646,907	—	—	10,646,907
Netherlands	10,186,380	10,832,307	—	21,018,687
Norway	—	5,217,264	—	5,217,264
South Africa	—	2,709,672	—	2,709,672
Spain	—	4,355,754	—	4,355,754
Switzerland	11,384,524	6,184,902	—	17,569,426
Taiwan	—	20,498,368	—	20,498,368
United Kingdom	8,047,141	79,064,378	—	87,111,519
United States	257,941,126	—	—	257,941,126
Total Common Stocks	336,521,237	221,259,424	—	557,780,661
Limited Partnerships
United States	16,322,865	—	—	16,322,865
Investments measured at net asset value
Money Market Funds	—	—	—	5,842,861
Total Investments	352,844,102	221,259,424	—	579,946,387

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Technology Growth Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
CHINA 4.8%
58.Com, Inc., ADR (a)	29,140	$934,520
Alibaba Group Holding Ltd., ADR (a)	104,265	9,802,995
Baidu, Inc., ADR (a)	23,469	3,918,150
Ctrip.com International Ltd., ADR (a)	40,317	1,823,538
NetEase, Inc., ADR	16,927	3,793,341
Tencent Holdings Ltd.	248,000	6,175,421
Total		26,447,965
GUERNSEY 0.9%
Amdocs Ltd.	85,585	5,046,947
ISRAEL 0.9%
Check Point Software Technologies Ltd. (a)	34,956	2,877,927
CyberArk Software Ltd. (a)	36,375	1,855,489
Total		4,733,416
NETHERLANDS 2.8%
ASML Holding NV	42,304	4,362,812
Mobileye NV (a)	39,240	1,460,905
NXP Semiconductors NV (a)	96,505	9,568,471
Total		15,392,188
SINGAPORE 2.1%
Broadcom Ltd.	68,173	11,622,815
SOUTH AFRICA 0.2%
MiX Telematics Ltd., ADR	203,000	1,179,430
SWITZERLAND 1.2%
TE Connectivity Ltd.	58,972	3,988,866
VAT Group AG (a)	36,450	2,850,177
Total		6,839,043
TAIWAN 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	243,954	7,242,994
UNITED STATES 84.7%
Acacia Communications, Inc. (a)	11,555	800,299
Accenture PLC, Class A	54,131	6,464,865
Activision Blizzard, Inc.	227,113	8,314,607
Adobe Systems, Inc. (a)	55,869	5,743,892
Akamai Technologies, Inc. (a)	61,417	4,096,514
Alliance Data Systems Corp.	13,320	3,047,350
Alphabet, Inc., Class A (a)	36,527	28,340,569
Amazon.com, Inc. (a)	27,833	20,890,615

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Amphenol Corp., Class A	97,132	$6,630,230
Analog Devices, Inc.	61,278	4,549,279
ANSYS, Inc. (a)	13,707	1,288,869
Apple, Inc.	168,394	18,610,905
Applied Materials, Inc.	299,274	9,636,623
Applied Optoelectronics, Inc. (a)	95,000	2,353,150
Autodesk, Inc. (a)	51,027	3,705,070
Automatic Data Processing, Inc.	33,244	3,192,089
Blackhawk Network Holdings, Inc. (a)	4,472	160,992
Brocade Communications Systems, Inc.	115,000	1,419,100
CA, Inc.	72,610	2,320,616
Cavium, Inc. (a)	67,747	3,863,611
CDW Corp.	56,460	2,893,010
Cisco Systems, Inc.	251,140	7,488,995
Citrix Systems, Inc. (a)	35,568	3,084,813
Cognizant Technology Solutions Corp., Class A (a)	21,395	1,178,437
Comcast Corp., Class A	98,712	6,861,471
Corning, Inc.	192,652	4,629,428
CoStar Group, Inc. (a)	13,485	2,577,118
Cypress Semiconductor Corp.	218,825	2,461,781
eBay, Inc. (a)	84,690	2,355,229
Electronic Arts, Inc. (a)	65,224	5,168,350
Equinix, Inc.	8,641	2,927,225
Expedia, Inc.	17,645	2,188,862
Facebook, Inc., Class A (a)	108,292	12,823,939
Fidelity National Information Services, Inc.	69,727	5,382,227
Fiserv, Inc. (a)	48,172	5,039,755
FleetCor Technologies, Inc. (a)	23,251	3,472,304
Gartner, Inc. (a)	28,850	2,966,357
Global Payments, Inc.	44,460	3,047,733
Guidewire Software, Inc. (a)	33,331	1,856,870
Harris Corp.	55,515	5,749,133
Hewlett Packard Enterprise Co.	241,758	5,753,840
Integrated Device Technology, Inc. (a)	38,310	896,454
Intel Corp.	167,619	5,816,379
International Business Machines Corp.	36,751	5,961,747
Intuit, Inc.	51,944	5,904,994
Juniper Networks, Inc.	63,445	1,747,275
KLA-Tencor Corp.	34,250	2,734,520
Lam Research Corp.	119,495	12,668,860
Lattice Semiconductor Corp. (a)	240,062	1,682,835
MasterCard, Inc., Class A	43,700	4,466,140
Maxim Integrated Products, Inc.	144,505	5,674,711
Microchip Technology, Inc.	114,616	7,585,287
Micron Technology, Inc. (a)	417,963	8,162,817

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Microsemi Corp. (a)	57,400	$3,142,650
Microsoft Corp.	314,575	18,956,289
Motorola Solutions, Inc.	71,780	5,760,345
NetApp, Inc.	44,860	1,640,082
Netflix, Inc. (a)	25,710	3,008,070
Nuance Communications, Inc. (a)	125,000	2,026,250
NVIDIA Corp.	133,972	12,352,218
Oracle Corp.	79,631	3,200,370
Palo Alto Networks, Inc. (a)	37,287	5,010,254
PayPal Holdings, Inc. (a)	95,898	3,766,873
Power Integrations, Inc.	32,350	2,177,155
Priceline Group, Inc. (The) (a)	4,656	7,001,134
PTC, Inc. (a)	18,452	898,797
QUALCOMM, Inc.	92,874	6,327,506
Red Hat, Inc. (a)	46,138	3,649,977
Sabre Corp.	137,966	3,566,421
Salesforce.com, Inc. (a)	117,621	8,468,712
SBA Communications Corp., Class A (a)	31,058	3,073,500
Science Applications International Corp.	28,177	2,326,575
Seagate Technology PLC	50,670	2,031,867
ServiceNow, Inc. (a)	54,925	4,567,014
Skyworks Solutions, Inc.	78,262	6,014,435
Splunk, Inc. (a)	64,069	3,691,656
SPS Commerce, Inc. (a)	35,612	2,466,843
SS&C Technologies Holdings, Inc.	72,962	2,189,590
Symantec Corp.	117,670	2,869,971

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Synopsys, Inc. (a)	101,606	$6,145,131
Tableau Software, Inc., Class A (a)	46,450	2,084,676
Texas Instruments, Inc.	106,527	7,875,541
Total System Services, Inc.	93,385	4,596,410
Tyler Technologies, Inc. (a)	16,490	2,455,361
Vantiv, Inc., Class A (a)	87,056	4,912,570
VeriSign, Inc. (a)	44,102	3,477,443
Visa, Inc., Class A	175,403	13,562,160
VMware, Inc., Class A (a)	17,445	1,415,487
Western Digital Corp.	90,801	5,780,392
Xilinx, Inc.	91,691	4,949,480
Zendesk, Inc. (a)	44,658	950,769
Total		467,028,115
Total Common Stocks (Cost: $403,056,866)		$545,532,913

	Shares	Value

Money Market Funds 1.2%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	6,599,180	$6,599,896
Total Money Market Funds (Cost: $6,599,236)		$6,599,896
Total Investments
(Cost: $409,656,102) (d)		$552,132,809(e)
Other Assets & Liabilities, Net		(803,464)
Net Assets		$551,329,345

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,995,170	31,780,113	(32,175,979)	(68)	6,599,236	10,340	6,599,896

(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $409,656,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$146,169,000
Unrealized Depreciation	(3,692,000)
Net Unrealized Appreciation	$142,477,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
China	20,272,544	6,175,421	—	26,447,965
Guernsey	5,046,947	—	—	5,046,947
Israel	4,733,416	—	—	4,733,416
Netherlands	15,392,188	—	—	15,392,188
Singapore	11,622,815	—	—	11,622,815
South Africa	1,179,430	—	—	1,179,430
Switzerland	3,988,866	2,850,177	—	6,839,043
Taiwan	7,242,994	—	—	7,242,994
United States	467,028,115	—	—	467,028,115
Total Common Stocks	536,507,315	9,025,598	—	545,532,913
Investments measured at net asset value
Money Market Funds	—	—	—	6,599,896
Total Investments	536,507,315	9,025,598	—	552,132,809

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Balanced Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 62.1%
CONSUMER DISCRETIONARY 8.4%
Auto Components 0.2%
Delphi Automotive PLC	195,031	$12,481,984
Hotels, Restaurants & Leisure 1.8%
Aramark	545,125	18,757,751
Marriott International, Inc., Class A	249,565	19,660,731
McDonald’s Corp.	423,015	50,452,999
Royal Caribbean Cruises Ltd.	180,860	14,644,234
Total		103,515,715
Household Durables 0.5%
Newell Brands, Inc.	601,635	28,282,861
Internet & Direct Marketing Retail 0.6%
Expedia, Inc.	271,705	33,705,005
Media 2.3%
Comcast Corp., Class A	1,444,576	100,412,478
Walt Disney Co. (The)	378,270	37,494,122
Total		137,906,600
Specialty Retail 1.8%
Advance Auto Parts, Inc.	90,990	15,442,823
Lowe’s Companies, Inc.	1,064,892	75,128,131
Michaels Companies, Inc. (The) (a)	719,242	17,535,120
Total		108,106,074
Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.	987,390	35,931,122
PVH Corp.	323,801	34,303,478
Total		70,234,600
TOTAL CONSUMER DISCRETIONARY		494,232,839
CONSUMER STAPLES 5.8%
Beverages 2.0%
Coca-Cola Co. (The)	1,029,014	41,520,715
Diageo PLC, ADR	94,144	9,531,138
PepsiCo, Inc.	691,478	69,216,948
Total		120,268,801
Food & Staples Retailing 2.1%
CVS Health Corp.	676,805	52,039,537
Kroger Co. (The)	878,260	28,367,798

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	532,254	$45,097,881
Total		125,505,216
Personal Products 0.1%
Coty, Inc. Class A	277,698	5,195,730
Tobacco 1.6%
Philip Morris International, Inc.	1,057,315	93,339,768
TOTAL CONSUMER STAPLES		344,309,515
ENERGY 5.0%
Energy Equipment & Services 0.6%
Schlumberger Ltd.	446,950	37,566,147
Oil, Gas & Consumable Fuels 4.4%
Canadian Natural Resources Ltd.	1,507,930	50,922,796
Chevron Corp.	499,576	55,732,699
ConocoPhillips	909,749	44,141,021
EQT Corp.	231,225	16,204,248
Exxon Mobil Corp.	742,760	64,842,948
Noble Energy, Inc.	722,073	27,554,306
Total		259,398,018
TOTAL ENERGY		296,964,165
FINANCIALS 11.4%
Banks 5.1%
Citigroup, Inc.	2,272,862	128,166,688
JPMorgan Chase & Co.	1,506,133	120,746,683
Wells Fargo & Co.	1,037,051	54,880,739
Total		303,794,110
Capital Markets 3.6%
Bank of New York Mellon Corp. (The)	1,384,151	65,636,440
BlackRock, Inc.	70,750	26,233,393
Invesco Ltd.	515,380	16,136,548
Morgan Stanley	2,235,745	92,470,413
S&P Global, Inc.	127,530	15,174,795
Total		215,651,589
Diversified Financial Services 2.2%
Berkshire Hathaway, Inc., Class B (a)	814,485	128,232,518

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 0.5%
Aon PLC	251,752	$28,724,903
TOTAL FINANCIALS		676,403,120
HEALTH CARE 9.1%
Biotechnology 1.6%
Biogen, Inc. (a)	169,555	49,861,039
Celgene Corp. (a)	304,142	36,043,868
Vertex Pharmaceuticals, Inc. (a)	123,510	10,079,651
Total		95,984,558
Health Care Equipment & Supplies 2.8%
Abbott Laboratories	993,485	37,821,974
Cooper Companies, Inc. (The)	195,101	32,092,164
Medtronic PLC	644,369	47,045,381
Zimmer Biomet Holdings, Inc.	470,440	47,919,018
Total		164,878,537
Health Care Providers & Services 1.9%
Anthem, Inc.	289,605	41,277,401
Cardinal Health, Inc.	368,861	26,192,819
CIGNA Corp.	334,384	45,054,900
Total		112,525,120
Pharmaceuticals 2.8%
Johnson & Johnson	713,760	79,441,488
Pfizer, Inc.	2,601,435	83,610,121
Total		163,051,609
TOTAL HEALTH CARE		536,439,824
INDUSTRIALS 4.9%
Air Freight & Logistics 1.5%
FedEx Corp.	440,907	84,508,645
Building Products 0.4%
Johnson Controls International PLC	498,207	22,409,351
Electrical Equipment 0.3%
Eaton Corp. PLC	288,908	19,215,271
Industrial Conglomerates 1.6%
General Electric Co.	768,680	23,644,597

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates (continued)
Honeywell International, Inc.	624,273	$71,129,665
Total		94,774,262
Professional Services 1.1%
Dun & Bradstreet Corp. (The)	153,290	18,658,459
Nielsen Holdings PLC	1,097,120	47,285,872
Total		65,944,331
TOTAL INDUSTRIALS		286,851,860
INFORMATION TECHNOLOGY 13.1%
Communications Equipment 0.3%
Palo Alto Networks, Inc. (a)	139,785	18,782,911
Internet Software & Services 4.4%
Akamai Technologies, Inc. (a)	317,825	21,198,927
Alphabet, Inc., Class A (a)	60,359	46,831,341
Alphabet, Inc., Class C (a)	138,903	105,294,030
Facebook, Inc., Class A (a)	742,790	87,961,192
Total		261,285,490
IT Services 1.4%
Fidelity National Information Services, Inc.	410,410	31,679,548
MasterCard, Inc., Class A	488,959	49,971,610
Total		81,651,158
Semiconductors & Semiconductor Equipment 1.5%
Broadcom Ltd.	314,610	53,637,859
QUALCOMM, Inc.	509,680	34,724,498
Total		88,362,357
Software 3.0%
Activision Blizzard, Inc.	818,210	29,954,668
Electronic Arts, Inc. (a)	428,477	33,952,518
Intuit, Inc.	81,565	9,272,309
Microsoft Corp.	1,714,794	103,333,486
Total		176,512,981
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	1,323,180	146,237,854
TOTAL INFORMATION TECHNOLOGY		772,832,751

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 1.1%
Chemicals 1.1%
Monsanto Co.	203,885	$20,941,028
Sherwin-Williams Co. (The)	166,528	44,741,078
Total		65,682,106
TOTAL MATERIALS		65,682,106
REAL ESTATE 0.8%
Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	471,995	48,270,929
TOTAL REAL ESTATE		48,270,929
TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Verizon Communications, Inc.	1,922,374	95,926,463
TOTAL TELECOMMUNICATION SERVICES		95,926,463
UTILITIES 0.9%
Electric Utilities 0.5%
Edison International	405,466	27,883,897
Multi-Utilities 0.4%
DTE Energy Co.	273,930	25,500,143
TOTAL UTILITIES		53,384,040
Total Common Stocks (Cost: $3,074,470,598)		$3,671,297,612

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 12.4%
Aerospace & Defense 0.3%
BAE Systems Holdings, Inc. (b)
10/07/24	3.800%	5,548,000	$5,692,925
Bombardier, Inc. (b)
12/01/21	8.750%	193,000	191,552
Huntington Ingalls Industries, Inc. (b)
11/15/25	5.000%	18,000	18,405
L-3 Communications Corp.
02/15/21	4.950%	2,502,000	2,689,833
L-3 Communications Corp. (c)
12/15/26	3.850%	3,330,000	3,327,789

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp.
09/15/21	3.350%	$6,000,000	$6,218,934
TransDigm, Inc.
10/15/20	5.500%	4,000	4,105
07/15/24	6.500%	310,000	321,237
05/15/25	6.500%	234,000	241,020
TransDigm, Inc. (b)
06/15/26	6.375%	324,000	329,670
Total			19,035,470
Automotive 0.2%
Ford Motor Credit Co. LLC
08/04/25	4.134%	8,000,000	7,920,664
Gates Global LLC/Co. (b)
07/15/22	6.000%	342,000	326,610
IHO Verwaltungs GmbH PIK (b)
09/15/26	4.750%	58,000	55,245
Schaeffler Finance BV (b)
05/15/21	4.250%	196,000	200,586
05/15/23	4.750%	371,000	375,638
ZF North America Capital, Inc. (b)
04/29/25	4.750%	160,000	160,300
Total			9,039,043
Banking 2.3%
Ally Financial, Inc.
02/15/17	5.500%	54,000	54,338
01/27/19	3.500%	31,000	31,000
02/13/22	4.125%	186,000	181,815
05/19/22	4.625%	153,000	152,465
09/30/24	5.125%	82,000	82,000
03/30/25	4.625%	612,000	593,640
Subordinated
11/20/25	5.750%	164,000	162,360
BB&T Corp. (d)
05/01/19	1.416%	6,625,000	6,634,646
Bank of America Corp.
01/05/21	5.875%	10,000,000	11,178,480
Bank of New York Mellon Corp. (The)
04/15/21	2.500%	5,000,000	5,000,395
Barclays Bank PLC
05/15/24	3.750%	4,500,000	4,555,300
Capital One Financial Corp.
06/15/23	3.500%	6,650,000	6,662,342
Citigroup, Inc.
10/21/26	3.200%	10,000,000	9,584,120
Credit Suisse AG
09/09/24	3.625%	4,500,000	4,524,930
Discover Financial Services
11/21/22	3.850%	5,775,000	5,848,354

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Fifth Third Bancorp
03/15/22	3.500%	$2,995,000	$3,079,016
Goldman Sachs Group, Inc. (The)
07/08/24	3.850%	9,375,000	9,619,256
HSBC Holdings PLC
05/25/26	3.900%	6,000,000	5,973,996
Huntington National Bank (The)
06/30/18	2.000%	4,640,000	4,649,034
ING Bank NV (b)(d)
03/22/19	1.996%	6,300,000	6,378,794
JPMorgan Chase & Co.
08/15/21	4.350%	11,575,000	12,396,293
Morgan Stanley
07/27/26	3.125%	10,000,000	9,580,200
PNC Bank NA Subordinated
01/30/23	2.950%	4,300,000	4,245,528
Regions Financial Corp.
02/08/21	3.200%	5,695,000	5,794,139
State Street Corp.
11/20/23	3.700%	4,510,000	4,715,976
Synovus Financial Corp. Subordinated
06/15/17	5.125%	17,000	17,234
Toronto-Dominion Bank (The)
01/22/19	1.950%	5,500,000	5,510,411
U.S. Bancorp Subordinated
04/27/26	3.100%	5,400,000	5,281,826
Wells Fargo & Co. Subordinated
02/13/23	3.450%	5,375,000	5,364,830
Total			137,852,718
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp.
11/15/22	5.375%	169,000	179,100
09/15/23	4.625%	447,000	453,945
NPF Corp. (b)
07/15/21	9.000%	121,000	125,235
Total			758,280
Building Materials —%
Allegion PLC
09/15/23	5.875%	137,000	145,391
Allegion US Holding Co., Inc.
10/01/21	5.750%	76,000	79,040
American Builders & Contractors Supply Co., Inc. (b)
04/15/21	5.625%	361,000	372,732
12/15/23	5.750%	260,000	267,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Beacon Roofing Supply, Inc.
10/01/23	6.375%	$425,000	$451,562
Eagle Materials, Inc.
08/01/26	4.500%	42,000	41,265
Gibraltar Industries, Inc.
02/01/21	6.250%	19,000	19,523
HD Supply, Inc. (b)
12/15/21	5.250%	67,000	70,685
04/15/24	5.750%	74,000	75,665
Standard Industries, Inc. (b)
02/15/23	5.500%	140,000	143,850
10/15/25	6.000%	216,000	224,640
US Concrete, Inc.
06/01/24	6.375%	77,000	80,273
Total			1,971,776
Cable and Satellite 0.3%
Altice US Finance I Corp. (b)
07/15/23	5.375%	251,000	253,824
05/15/26	5.500%	318,000	314,820
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	98,000	101,675
CCO Holdings LLC/Capital Corp. (b)
05/01/23	5.125%	4,000	4,098
04/01/24	5.875%	775,000	820,531
05/01/25	5.375%	97,000	98,576
02/15/26	5.750%	434,000	445,935
05/01/26	5.500%	8,000	8,080
05/01/27	5.875%	70,000	71,400
CSC Holdings LLC
02/15/18	7.875%	22,000	23,100
02/15/19	8.625%	32,000	35,280
11/15/21	6.750%	85,000	89,356
06/01/24	5.250%	485,000	454,639
CSC Holdings LLC (b)
10/15/25	6.625%	208,000	224,120
10/15/25	10.875%	467,000	542,887
Cequel Communications Holdings I LLC/Capital Corp. (b)
09/15/20	6.375%	98,000	99,960
12/15/21	5.125%	183,000	180,484
12/15/21	5.125%	205,000	201,925
07/15/25	7.750%	195,000	208,650
DISH DBS Corp.
07/15/22	5.875%	95,000	98,325
03/15/23	5.000%	155,000	153,063
11/15/24	5.875%	669,000	678,199
07/01/26	7.750%	211,000	232,891
Hughes Satellite Systems Corp. (b)
08/01/26	5.250%	133,000	125,851
NBCUniversal Media LLC
04/01/41	5.950%	4,500,000	5,504,157
Quebecor Media, Inc.
01/15/23	5.750%	287,000	294,893

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Sirius XM Radio, Inc. (b)
04/15/25	5.375%	$184,000	$184,460
Time Warner Cable LLC
05/01/37	6.550%	1,600,000	1,785,787
Unitymedia GmbH (b)
01/15/25	6.125%	112,000	113,960
Unitymedia Hessen GmbH & Co. KG NRW (b)
01/15/25	5.000%	674,000	662,205
Videotron Ltd.
07/15/22	5.000%	355,000	362,100
Videotron Ltd. (b)
06/15/24	5.375%	21,000	21,428
Virgin Media Finance PLC (b)
10/15/24	6.000%	56,000	56,280
01/15/25	5.750%	624,000	617,760
Virgin Media Secured Finance PLC (b)
01/15/26	5.250%	249,000	240,908
Ziggo Bond Finance BV (b)
01/15/27	6.000%	189,000	181,440
Ziggo Secured Finance BV (b)
01/15/27	5.500%	404,000	387,840
Total			15,880,887
Chemicals 0.4%
Angus Chemical Co. (b)
02/15/23	8.750%	109,000	110,907
Axalta Coating Systems LLC (b)
08/15/24	4.875%	190,000	189,050
Celanese U.S. Holdings LLC
11/15/22	4.625%	5,647,000	5,998,808
Chemours Co. (The)
05/15/23	6.625%	160,000	158,000
05/15/25	7.000%	259,000	255,115
Dow Chemical Co. (The)
11/01/29	7.375%	1,103,000	1,437,935
Eastman Chemical Co.
01/15/20	2.700%	5,000,000	5,017,285
Eco Services Operations LLC/Finance Corp. (b)
11/01/22	8.500%	161,000	169,855
Huntsman International LLC
11/15/20	4.875%	29,000	29,798
11/15/22	5.125%	80,000	81,200
INEOS Group Holdings SA (b)
02/15/19	5.875%	94,000	95,410
08/01/24	5.625%	363,000	354,760
LYB International Finance BV
03/15/44	4.875%	6,000,000	6,144,888
PQ Corp. (b)
11/15/22	6.750%	296,000	312,650
Platform Specialty Products Corp. (b)
05/01/21	10.375%	219,000	239,257

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
02/01/22	6.500%	$155,000	$152,675
WR Grace & Co. (b)
10/01/21	5.125%	173,000	181,650
10/01/24	5.625%	28,000	29,680
Total			20,958,923
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
06/01/22	2.850%	5,000,000	5,042,325
Herc Rentals, Inc. (b)
06/01/24	7.750%	19,000	19,523
John Deere Capital Corp.
06/10/26	2.650%	5,000,000	4,815,850
United Rentals North America, Inc.
07/15/25	5.500%	108,000	108,810
09/15/26	5.875%	332,000	338,640
05/15/27	5.500%	123,000	122,975
Total			10,448,123
Consumer Cyclical Services —%
APX Group, Inc.
12/01/19	6.375%	106,000	108,650
12/01/20	8.750%	61,000	59,780
12/01/22	7.875%	377,000	402,919
IHS Markit Ltd. (b)
11/01/22	5.000%	353,000	361,902
Interval Acquisition Corp.
04/15/23	5.625%	367,000	376,175
Total			1,309,426
Consumer Products 0.1%
Prestige Brands, Inc. (b)
03/01/24	6.375%	356,000	372,020
Procter & Gamble Co. (The)
02/02/26	2.700%	5,500,000	5,400,026
Scotts Miracle-Gro Co. (The) (b)
10/15/23	6.000%	345,000	364,837
Spectrum Brands, Inc.
11/15/22	6.625%	343,000	363,580
12/15/24	6.125%	174,000	184,440
07/15/25	5.750%	211,000	218,913
Springs Industries, Inc.
06/01/21	6.250%	194,000	199,578
Tempur Sealy International, Inc.
10/15/23	5.625%	181,000	184,620
06/15/26	5.500%	130,000	129,350
Valvoline, Inc. (b)
07/15/24	5.500%	217,000	224,866
Total			7,642,230

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing 0.1%
Entegris, Inc. (b)
04/01/22	6.000%	$180,000	$187,200
Manitowoc Foodservice, Inc.
02/15/24	9.500%	30,000	34,200
SPX FLOW, Inc. (b)
08/15/24	5.625%	48,000	47,160
08/15/26	5.875%	178,000	173,995
United Technologies Corp.
06/01/22	3.100%	4,600,000	4,721,155
WESCO Distribution, Inc. (b)
06/15/24	5.375%	71,000	71,000
Zekelman Industries, Inc. (b)
06/15/23	9.875%	38,000	40,755
Total			5,275,465
Electric 1.3%
AES Corp. (The)
07/01/21	7.375%	169,000	185,477
05/15/26	6.000%	157,000	154,252
Arizona Public Service Co.
04/01/42	4.500%	1,925,000	2,027,961
Berkshire Hathaway Energy Co.
02/01/25	3.500%	1,950,000	1,984,552
CMS Energy Corp.
03/01/24	3.875%	5,576,000	5,768,484
Calpine Corp.
01/15/23	5.375%	140,000	135,157
02/01/24	5.500%	189,000	180,495
Calpine Corp. (b)
01/15/22	6.000%	75,000	78,188
01/15/24	5.875%	105,000	109,856
Consolidated Edison Co. of New York, Inc.
12/01/45	4.500%	2,500,000	2,616,062
DTE Energy Co.
04/15/33	6.375%	2,275,000	2,769,160
Dominion Resources, Inc.
10/01/25	3.900%	4,000,000	4,094,640
Dynegy, Inc.
11/01/24	7.625%	75,000	69,000
Emera US Finance LP (b)
06/15/26	3.550%	6,400,000	6,280,026
Indiana Michigan Power Co.
03/15/37	6.050%	3,100,000	3,670,369
NRG Energy, Inc.
07/15/22	6.250%	277,000	277,692
05/01/24	6.250%	95,000	91,913
NRG Energy, Inc. (b)
05/15/26	7.250%	127,000	124,143
01/15/27	6.625%	229,000	211,825
NRG Yield Operating LLC
08/15/24	5.375%	540,000	535,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Nevada Power Co.
08/01/18	6.500%	$900,000	$972,301
NextEra Energy Capital Holdings, Inc.
06/15/23	3.625%	3,700,000	3,774,536
PPL Capital Funding, Inc.
06/01/23	3.400%	5,645,000	5,692,017
PacifiCorp
07/01/25	3.350%	1,821,000	1,862,996
Pacific Gas & Electric Co.
03/01/37	5.800%	4,306,000	5,199,680
Progress Energy, Inc.
03/01/31	7.750%	2,983,000	3,992,331
Public Service Co. of Colorado
05/15/25	2.900%	3,650,000	3,617,384
Southern California Edison Co.
09/01/40	4.500%	1,775,000	1,886,287
Southern Co. (The)
07/01/23	2.950%	7,040,000	6,971,015
TransAlta Corp.
06/03/17	1.900%	4,000,000	3,993,280
WEC Energy Group, Inc.
06/15/25	3.550%	3,300,000	3,361,594
Xcel Energy, Inc. (c)
12/01/26	3.350%	3,635,000	3,631,201
Total			76,319,824
Finance Companies 0.2%
AerCap Ireland Capital Ltd./Global Aviation Trust
02/01/22	3.950%	120,000	121,500
Aircastle Ltd.
03/15/21	5.125%	27,000	28,418
02/15/22	5.500%	129,000	135,450
04/01/23	5.000%	44,000	44,275
CIT Group, Inc.
08/15/17	4.250%	48,000	48,733
05/15/20	5.375%	428,000	452,610
CIT Group, Inc. (b)
04/01/18	6.625%	99,000	104,197
02/15/19	5.500%	120,000	126,450
GE Capital International Funding Co. Unlimited Co.
11/15/25	3.373%	7,500,000	7,590,885
International Lease Finance Corp.
04/15/21	4.625%	5,000	5,188
Navient Corp.
03/25/20	8.000%	24,000	26,370
10/26/20	5.000%	368,000	372,140
07/26/21	6.625%	165,000	172,219
01/25/22	7.250%	28,000	28,980
01/25/23	5.500%	58,000	55,100
10/25/24	5.875%	37,000	34,225
OneMain Financial Holdings LLC (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
12/15/19	6.750%	$38,000	$38,665
12/15/21	7.250%	253,000	253,632
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	384,000	386,880
Quicken Loans, Inc. (b)
05/01/25	5.750%	151,000	144,960
Springleaf Finance Corp.
12/15/20	8.250%	36,000	37,485
10/01/23	8.250%	121,000	120,471
Total			10,328,833
Food and Beverage 0.7%
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	9,000,000	9,092,349
ConAgra Foods, Inc.
01/25/23	3.200%	5,000,000	4,994,380
Constellation Brands, Inc.
11/15/24	4.750%	3,063,000	3,269,752
Diageo Investment Corp.
05/11/22	2.875%	4,226,000	4,273,226
FAGE International SA/USA Dairy Industry, Inc. (b)
08/15/26	5.625%	127,000	127,000
Kraft Heinz Foods Co.
07/15/22	3.500%	5,020,000	5,141,810
Lamb Weston Holdings, Inc. (b)
11/01/24	4.625%	75,000	74,672
11/01/26	4.875%	377,000	375,115
Molson Coors Brewing Co.
05/01/42	5.000%	4,000,000	4,152,808
PepsiCo, Inc.
03/05/22	2.750%	3,245,000	3,287,490
Pinnacle Foods Finance LLC/Corp.
01/15/24	5.875%	208,000	218,920
Post Holdings, Inc. (b)
12/15/22	6.000%	282,000	292,829
03/15/24	7.750%	152,000	167,580
08/15/26	5.000%	373,000	352,951
SABMiller Holdings, Inc. (b)
01/15/42	4.950%	5,200,000	5,612,724
Treehouse Foods, Inc. (b)
02/15/24	6.000%	107,000	111,013
WhiteWave Foods Co. (The)
10/01/22	5.375%	147,000	162,067
Total			41,706,686
Gaming 0.1%
Boyd Gaming Corp.
05/15/23	6.875%	49,000	52,063
Boyd Gaming Corp. (b)
04/01/26	6.375%	301,000	313,792
GLP Capital LP/Financing II, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
11/01/20	4.875%	$70,000	$73,500
11/01/23	5.375%	51,000	53,296
04/15/26	5.375%	76,000	77,710
International Game Technology PLC (b)
02/15/22	6.250%	269,000	285,812
02/15/25	6.500%	208,000	221,000
Jack Ohio Finance LLC/1 Corp. (b)
11/15/21	6.750%	232,000	232,580
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc. (b)
09/01/26	4.500%	269,000	257,567
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (b)
05/01/24	5.625%	78,000	81,705
MGM Resorts International
10/01/20	6.750%	44,000	48,180
12/15/21	6.625%	112,000	122,360
03/15/23	6.000%	592,000	636,400
09/01/26	4.625%	95,000	90,488
Penn National Gaming, Inc.
11/01/21	5.875%	220,000	228,250
Rivers Pittsburgh Borrower LP/Finance Corp. (b)
08/15/21	6.125%	49,000	49,858
Scientific Games International, Inc.
12/01/22	10.000%	132,000	123,750
Scientific Games International, Inc. (b)
01/01/22	7.000%	369,000	389,295
Seminole Tribe of Florida, Inc. (b)
10/01/20	6.535%	41,000	41,205
SugarHouse HSP Gaming LP/Finance Corp. (b)
06/01/21	6.375%	193,000	192,035
Tunica-Biloxi Gaming Authority (b)(e)
11/15/16	0.000%	25,000	10,188
Total			3,581,034
Health Care 0.4%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	14,000	13,545
02/15/23	5.625%	24,000	23,640
03/01/24	6.500%	249,000	247,755
Alere, Inc. (b)
07/01/23	6.375%	67,000	67,586
Amsurg Corp.
07/15/22	5.625%	181,000	184,846
Becton Dickinson and Co.
12/15/24	3.734%	4,400,000	4,506,951
Cardinal Health, Inc.
12/15/20	4.625%	1,325,000	1,424,050
Change Healthcare Holdings, Inc.
12/31/19	11.000%	58,000	60,175
Change Healthcare Holdings, Inc. (b)
02/15/21	6.000%	62,000	64,641

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Covidien International Finance SA
06/15/22	3.200%	$4,763,000	$4,873,806
DaVita, Inc.
08/15/22	5.750%	349,000	362,087
07/15/24	5.125%	111,000	109,613
05/01/25	5.000%	13,000	12,675
Envision Healthcare Corp. (b)(c)
12/01/24	6.250%	30,000	31,050
Express Scripts Holding Co.
02/25/26	4.500%	4,500,000	4,660,492
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	99,000	105,435
01/31/22	5.875%	340,000	375,700
10/15/24	4.750%	32,000	32,000
HCA, Inc.
02/15/22	7.500%	78,000	86,775
03/15/22	5.875%	273,000	293,134
03/15/24	5.000%	441,000	442,102
02/01/25	5.375%	538,000	526,567
04/15/25	5.250%	255,000	256,913
02/15/27	4.500%	217,000	204,523
HealthSouth Corp.
11/01/24	5.750%	187,000	187,468
09/15/25	5.750%	23,000	22,943
Hologic, Inc. (b)
07/15/22	5.250%	207,000	214,763
MEDNAX, Inc. (b)
12/01/23	5.250%	286,000	290,290
MPH Acquisition Holdings LLC (b)
06/01/24	7.125%	379,000	397,950
McKesson Corp.
12/15/22	2.700%	4,000,000	3,900,440
Sterigenics-Nordion Holdings LLC (b)
05/15/23	6.500%	263,000	264,315
Surgical Care Affiliates, Inc. (b)
04/01/23	6.000%	35,000	35,700
Teleflex, Inc.
06/01/26	4.875%	46,000	45,540
Tenet Healthcare Corp.
06/01/20	4.750%	84,000	83,055
10/01/20	6.000%	123,000	125,306
04/01/21	4.500%	335,000	324,950
04/01/22	8.125%	58,000	53,070
06/15/23	6.750%	148,000	126,540
Tenet Healthcare Corp. (b)(c)
01/01/22	7.500%	109,000	112,066
Total			25,150,457
Healthcare Insurance 0.2%
Aetna, Inc.
06/15/23	2.800%	5,755,000	5,625,075
Centene Corp.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance (continued)
05/15/22	4.750%	$152,000	$149,720
02/15/24	6.125%	341,000	346,490
01/15/25	4.750%	52,000	49,790
Molina Healthcare, Inc.
11/15/22	5.375%	267,000	267,334
UnitedHealth Group, Inc.
03/15/23	2.875%	3,100,000	3,109,594
Total			9,548,003
Home Construction —%
Beazer Homes USA, Inc. (b)
03/15/22	8.750%	68,000	72,250
CalAtlantic Group, Inc.
12/15/21	6.250%	36,000	38,520
11/15/24	5.875%	149,000	153,097
Lennar Corp.
06/15/19	4.500%	364,000	374,920
Meritage Homes Corp.
04/15/20	7.150%	16,000	17,360
04/01/22	7.000%	248,000	269,700
06/01/25	6.000%	93,000	95,325
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/21	5.250%	121,000	123,723
03/01/24	5.625%	81,000	81,608
Toll Brothers Finance Corp.
12/31/18	4.000%	201,000	206,652
11/15/25	4.875%	184,000	181,240
Total			1,614,395
Independent Energy 0.5%
Anadarko Petroleum Corp.
09/15/36	6.450%	4,430,000	4,987,746
Antero Resources Corp.
12/01/22	5.125%	415,000	421,225
Callon Petroleum Co. (b)
10/01/24	6.125%	53,000	54,325
Canadian Natural Resources Ltd.
04/15/24	3.800%	7,002,000	6,837,712
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	658,000	671,160
Concho Resources, Inc.
01/15/22	6.500%	19,000	19,713
04/01/23	5.500%	759,000	780,366
Continental Resources, Inc.
04/15/23	4.500%	123,000	119,618
06/01/24	3.800%	245,000	226,625
CrownRock LP/Finance, Inc. (b)
02/15/23	7.750%	418,000	445,170
Denbury Resources, Inc. (b)
05/15/21	9.000%	212,000	219,950
Devon Energy Corp.
07/15/21	4.000%	1,925,000	1,973,701

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Diamondback Energy, Inc. (b)
11/01/24	4.750%	$55,000	$55,069
Extraction Oil & Gas Holdings LLC/Finance Corp. (b)
07/15/21	7.875%	516,000	543,090
Laredo Petroleum, Inc.
01/15/22	5.625%	189,000	188,527
05/01/22	7.375%	145,000	150,800
03/15/23	6.250%	593,000	603,377
Newfield Exploration Co.
01/30/22	5.750%	14,000	14,490
07/01/24	5.625%	235,000	242,344
Oasis Petroleum, Inc.
03/15/22	6.875%	131,000	134,930
01/15/23	6.875%	268,000	274,700
PDC Energy, Inc. (b)
09/15/24	6.125%	269,000	275,725
Parsley Energy LLC/Finance Corp. (b)
02/15/22	7.500%	232,000	245,920
06/01/24	6.250%	335,000	346,725
QEP Resources, Inc.
05/01/23	5.250%	7,000	6,790
RSP Permian, Inc.
10/01/22	6.625%	323,000	339,150
Range Resources Corp. (b)
06/01/21	5.750%	53,000	53,530
SM Energy Co.
06/01/25	5.625%	138,000	132,480
09/15/26	6.750%	221,000	227,077
WPX Energy, Inc.
01/15/22	6.000%	814,000	834,098
Whiting Petroleum Corp.
03/15/21	5.750%	240,000	236,400
04/01/23	6.250%	13,000	12,691
Woodside Finance Ltd. (b)
03/05/25	3.650%	6,615,000	6,400,065
Total			28,075,289
Integrated Energy 0.2%
BP Capital Markets PLC
02/10/24	3.814%	6,000,000	6,205,488
Cenovus Energy, Inc.
08/15/22	3.000%	1,325,000	1,255,932
09/15/23	3.800%	4,627,000	4,442,526
Petro-Canada
05/15/18	6.050%	2,000,000	2,114,722
Total			14,018,668
Leisure —%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	48,000	49,632
06/01/24	5.375%	17,000	17,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leisure (continued)
LTF Merger Sub, Inc. (b)
06/15/23	8.500%	$153,000	$156,060
Live Nation Entertainment, Inc. (b)
11/01/24	4.875%	340,000	338,300
Total			561,672
Life Insurance 0.4%
American International Group, Inc.
02/15/24	4.125%	6,000,000	6,244,230
Five Corners Funding Trust (b)
11/15/23	4.419%	6,000,000	6,323,406
Metropolitan Life Global Funding I (b)
04/11/22	3.875%	4,145,000	4,404,746
Peachtree Corners Funding Trust (b)
02/15/25	3.976%	6,500,000	6,360,848
Total			23,333,230
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	155,000	168,175
Hilton Domestic Operating Co., Inc. (b)
09/01/24	4.250%	105,000	102,900
Hilton Grand Vacations Borrower LLC/Inc. (b)
12/01/24	6.125%	92,000	94,300
Playa Resorts Holding BV (b)
08/15/20	8.000%	378,000	388,395
Total			753,770
Media and Entertainment 0.4%
21st Century Fox America, Inc.
03/15/33	6.550%	3,061,000	3,711,863
AMC Networks, Inc.
04/01/24	5.000%	108,000	108,270
CBS Radio, Inc. (b)
11/01/24	7.250%	39,000	40,974
Lamar Media Corp.
02/01/26	5.750%	208,000	219,585
MDC Partners, Inc. (b)
05/01/24	6.500%	525,000	450,844
Match Group, Inc.
06/01/24	6.375%	187,000	197,519
Netflix, Inc.
02/15/22	5.500%	454,000	485,780
02/15/25	5.875%	54,000	57,786
Netflix, Inc. (b)
11/15/26	4.375%	650,000	632,944
Nielsen Finance LLC/Co.
10/01/20	4.500%	36,000	36,630

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	$276,000	$284,280
RELX Capital, Inc.
10/15/22	3.125%	3,000,000	2,966,550
Scripps Networks Interactive, Inc.
11/15/24	3.900%	6,000,000	6,036,036
Sky PLC (b)
11/26/22	3.125%	6,019,000	5,938,496
09/16/24	3.750%	945,000	941,910
Thomson Reuters Corp.
05/23/43	4.500%	4,300,000	4,028,537
Univision Communications, Inc. (b)
05/15/23	5.125%	28,000	26,985
02/15/25	5.125%	446,000	422,585
Total			26,587,574
Metals 0.1%
ArcelorMittal (d)
02/25/22	7.250%	290,000	326,250
Constellium NV (b)
05/15/24	5.750%	311,000	289,230
Freeport-McMoRan, Inc.
03/01/22	3.550%	69,000	65,309
03/15/23	3.875%	140,000	131,600
11/14/24	4.550%	543,000	515,850
Novelis Corp. (b)
08/15/24	6.250%	84,000	86,940
09/30/26	5.875%	381,000	380,524
Teck Resources Ltd.
07/15/41	6.250%	337,000	337,859
Teck Resources Ltd. (b)
06/01/24	8.500%	144,000	168,120
Vale Overseas Ltd.
01/11/22	4.375%	3,300,000	3,275,250
Total			5,576,932
Midstream 0.5%
Cheniere Corpus Christi Holdings LLC (b)
06/30/24	7.000%	110,000	117,150
Columbia Pipeline Group, Inc.
06/01/45	5.800%	4,249,000	4,779,042
Energy Transfer Equity LP
06/01/27	5.500%	405,000	394,875
Enterprise Products Operating LLC
02/01/41	5.950%	4,000,000	4,357,636
Hiland Partners Holdings LLC/Finance Corp. (b)
05/15/22	5.500%	50,000	51,750
Holly Energy Partners LP/Finance Corp. (b)
08/01/24	6.000%	36,000	37,440
Kinder Morgan Energy Partners LP
03/01/44	5.500%	7,000,000	6,751,164

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
MPLX LP
02/15/23	5.500%	$99,000	$102,672
07/15/23	4.500%	132,000	132,155
12/01/24	4.875%	212,000	213,604
06/01/25	4.875%	514,000	517,042
Plains All American Pipeline LP/Finance Corp.
01/15/37	6.650%	5,700,000	5,994,416
Sabine Pass Liquefaction LLC
03/01/25	5.625%	408,000	425,340
Sabine Pass Liquefaction LLC (b)
06/30/26	5.875%	247,000	260,894
03/15/27	5.000%	195,000	192,562
Tallgrass Energy Partners LP/Finance Corp. (b)
09/15/24	5.500%	67,000	66,330
Targa Resources Partners LP/Finance Corp.
11/15/19	4.125%	26,000	26,260
05/01/23	5.250%	3,000	2,985
11/15/23	4.250%	107,000	100,848
03/15/24	6.750%	173,000	183,380
Targa Resources Partners LP/Finance Corp. (b)
02/01/27	5.375%	405,000	399,937
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	18,000	19,103
10/15/22	6.250%	312,000	333,840
05/01/24	6.375%	179,000	193,096
Tesoro Logistics LP/Finance Corp. (c)
01/15/25	5.250%	319,000	322,987
Western Gas Partners LP
07/01/22	4.000%	88,000	87,854
06/01/25	3.950%	167,000	161,604
Williams Companies, Inc. (The)
01/15/23	3.700%	104,000	98,020
06/24/24	4.550%	588,000	573,300
Williams Partners LP
03/04/24	4.300%	5,000,000	4,978,385
Total			31,875,671
Natural Gas 0.2%
NiSource Finance Corp.
02/15/44	4.800%	3,300,000	3,409,478
Sempra Energy
10/01/22	2.875%	6,146,000	6,128,545
Total			9,538,023
Office REIT 0.1%
Boston Properties LP
02/01/26	3.650%	3,850,000	3,828,017

Oil Field Services —%
Noble Holding International Ltd.
03/01/21	4.625%	2,610,000	2,074,950
Precision Drilling Corp. (b)
12/15/23	7.750%	18,000	18,270

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
SESI LLC
05/01/19	6.375%	$122,000	$120,475
12/15/21	7.125%	36,000	35,190
Weatherford International Ltd.
06/15/21	7.750%	159,000	155,423
06/15/23	8.250%	174,000	169,650
Weatherford International Ltd. (b)
02/15/24	9.875%	121,000	124,630
Total			2,698,588
Other Industry —%
CB Richard Ellis Services, Inc.
03/15/25	5.250%	108,000	111,578

Other REIT 0.1%
Duke Realty LP
04/15/23	3.625%	3,705,000	3,756,796

Packaging 0.1%
ARD Finance SA PIK (b)
09/15/23	7.125%	120,000	118,950
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	43,000	43,806
05/15/23	4.625%	365,000	360,209
05/15/24	7.250%	536,000	560,120
Ball Corp.
12/15/20	4.375%	421,000	442,576
Berry Plastics Corp.
05/15/22	5.500%	141,000	146,640
10/15/22	6.000%	77,000	80,946
07/15/23	5.125%	537,000	541,699
Plastipak Holdings, Inc. (b)
10/01/21	6.500%	301,000	314,545
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	355,000	365,206
02/15/21	6.875%	60,925	62,753
Reynolds Group Issuer, Inc./LLC (b)
07/15/24	7.000%	251,000	264,962
Reynolds Group Issuer, Inc./LLC (d)
02/15/21	8.250%	69,359	71,613
Signode Industrial Group Luxembourg SA/US, Inc. (b)
05/01/22	6.375%	39,000	39,293
Total			3,413,318
Pharmaceuticals 0.5%
AbbVie, Inc.
05/14/21	2.300%	4,275,000	4,191,077
Actavis Funding SCS
03/15/35	4.550%	5,000,000	4,927,645
Amgen, Inc.
05/22/24	3.625%	3,460,000	3,523,989

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Endo Finance LLC/Finco, Inc. (b)(d)
02/01/25	6.000%	$249,000	$212,584
Endo Finance LLC/Ltd./Finco, Inc. (b)
07/15/23	6.000%	2,000	1,780
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	355,000	365,650
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (b)
08/01/23	6.375%	283,000	291,513
Mallinckrodt International Finance SA/CB LLC (b)
04/15/25	5.500%	28,000	23,800
Mallinckrodt International Finance SA
04/15/18	3.500%	126,000	125,370
Roche Holdings, Inc. (b)
09/30/24	3.350%	3,500,000	3,588,018
Shire Acquisitions Investments Ireland DAC
09/23/23	2.875%	8,815,000	8,431,618
Valeant Pharmaceuticals International, Inc. (b)
07/15/21	7.500%	79,000	66,755
12/01/21	5.625%	15,000	11,625
03/01/23	5.500%	125,000	91,875
05/15/23	5.875%	123,000	91,635
04/15/25	6.125%	1,024,000	757,760
Total			26,702,694
Property & Casualty 0.6%
Alliant Holdings Intermediate LP (b)
08/01/23	8.250%	9,000	9,112
Berkshire Hathaway, Inc.
03/15/23	2.750%	6,500,000	6,478,491
CNA Financial Corp.
03/01/26	4.500%	5,125,000	5,294,479
Chubb Corp. (The) Junior Subordinated (d)
04/15/37	6.375%	5,000,000	4,662,500
HUB International Ltd. (b)
02/15/21	9.250%	31,000	31,930
10/01/21	7.875%	377,000	385,011
Hartford Financial Services Group, Inc. (The)
04/15/22	5.125%	4,740,000	5,232,330
Hub Holdings LLC/Finance, Inc. PIK (b)
07/15/19	8.125%	13,000	12,870
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	4,000,000	4,337,824
Loews Corp.
05/15/23	2.625%	6,400,000	6,238,784
Transatlantic Holdings, Inc.
11/30/39	8.000%	2,725,000	3,426,633
Total			36,109,964

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Railroads 0.1%
Burlington Northern Santa Fe LLC
09/01/24	3.400%	$4,200,000	$4,324,492
CSX Corp.
03/15/44	4.100%	2,230,000	2,127,679
Total			6,452,171
Refining —%
Marathon Petroleum Corp.
03/01/41	6.500%	800,000	809,384

Restaurants —%
BC ULC/New Red Finance, Inc. (b)
01/15/22	4.625%	255,000	259,144
04/01/22	6.000%	63,000	65,677
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (b)
06/01/26	5.250%	436,000	440,360
Total			765,181
Retail REIT 0.2%
Kimco Realty Corp.
06/01/23	3.125%	6,725,000	6,674,051
Simon Property Group LP
02/01/40	6.750%	2,000,000	2,678,520
Total			9,352,571
Retailers 0.2%
Asbury Automotive Group, Inc.
12/15/24	6.000%	78,000	78,780
CVS Health Corp.
07/20/22	3.500%	5,000,000	5,134,110
CVS Pass-Through Trust (b)
01/10/32	7.507%	293,537	359,347
Dollar Tree, Inc.
03/01/23	5.750%	243,000	259,403
Group 1 Automotive, Inc.
06/01/22	5.000%	22,000	21,450
Group 1 Automotive, Inc. (b)
12/15/23	5.250%	72,000	70,380
Hanesbrands, Inc. (b)
05/15/24	4.625%	102,000	101,745
05/15/26	4.875%	102,000	101,725
Home Depot, Inc. (The)
04/01/26	3.000%	5,000,000	4,970,835
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	750,000	795,019
Penske Automotive Group, Inc.
12/01/24	5.375%	36,000	35,370
05/15/26	5.500%	64,000	61,685
Rite Aid Corp.
Junior Subordinated

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
02/15/27	7.700%	$25,000	$30,875
Rite Aid Corp. (b)
04/01/23	6.125%	111,000	118,648
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	175,000	181,344
12/01/25	5.625%	258,000	267,675
Target Corp.
07/01/24	3.500%	1,800,000	1,869,104
Total			14,457,495
Technology 0.5%
Alliance Data Systems Corp. (b)
04/01/20	6.375%	10,000	10,025
08/01/22	5.375%	159,000	151,448
Apple, Inc.
05/03/23	2.400%	8,400,000	8,176,392
Camelot Finance SA (b)
10/15/24	7.875%	101,000	103,273
Cisco Systems, Inc.
09/20/26	2.500%	6,000,000	5,688,486
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (b)
06/15/23	5.450%	150,000	156,459
06/15/26	6.020%	300,000	315,605
Equinix, Inc.
04/01/20	4.875%	132,000	135,300
01/01/22	5.375%	25,000	26,063
04/01/23	5.375%	111,000	113,914
01/15/26	5.875%	248,000	257,302
First Data Corp. (b)
08/15/23	5.375%	183,000	189,405
12/01/23	7.000%	438,000	458,533
01/15/24	5.000%	39,000	39,341
01/15/24	5.750%	547,000	553,837
Hewlett Packard Enterprise Co. (b)(d)
10/15/45	6.600%	4,865,000	4,797,031
Infor US, Inc. (b)
08/15/20	5.750%	23,000	24,093
Informatica LLC (b)
07/15/23	7.125%	68,000	64,260
MSCI, Inc. (b)
11/15/24	5.250%	208,000	215,020
08/15/25	5.750%	171,000	179,550
08/01/26	4.750%	80,000	78,200
Microsemi Corp. (b)
04/15/23	9.125%	206,000	238,445
NXP BV/Funding LLC (b)
06/15/22	4.625%	112,000	118,440
09/01/22	3.875%	265,000	271,625
Oracle Corp.
04/15/38	6.500%	4,000,000	5,227,380
PTC, Inc.
05/15/24	6.000%	257,000	270,492

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Qualitytech LP/Finance Corp.
08/01/22	5.875%	$309,000	$315,952
Quintiles IMS, Inc. (b)
05/15/23	4.875%	108,000	110,106
10/15/26	5.000%	309,000	305,137
Riverbed Technology, Inc. (b)
03/01/23	8.875%	94,000	97,995
Sensata Technologies UK Financing Co. PLC (b)
02/15/26	6.250%	174,000	182,265
Solera LLC/Finance, Inc. (b)
03/01/24	10.500%	245,000	270,725
VeriSign, Inc.
05/01/23	4.625%	368,000	373,980
04/01/25	5.250%	72,000	74,340
Zebra Technologies Corp.
10/15/22	7.250%	341,000	368,737
Total			29,959,156
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	4,631,000	5,844,623
Hertz Corp. (The)
10/15/22	6.250%	14,000	13,195
Hertz Corp. (The) (b)
10/15/24	5.500%	158,000	137,658
Total			5,995,476
Wireless 0.2%
Rogers Communications, Inc.
11/15/26	2.900%	7,400,000	6,960,292
SBA Communications Corp. (b)
09/01/24	4.875%	682,000	657,277
SBA Communications Corp
07/15/22	4.875%	180,000	180,149
SFR Group SA (b)
05/15/22	6.000%	444,000	447,330
05/01/26	7.375%	359,000	358,102
Sprint Communications, Inc. (b)
03/01/20	7.000%	497,000	534,583
Sprint Corp.
09/15/21	7.250%	41,000	42,025
09/15/23	7.875%	111,000	114,608
06/15/24	7.125%	339,000	337,095
02/15/25	7.625%	904,000	918,690
T-Mobile USA, Inc.
04/28/21	6.633%	57,000	59,494
01/15/22	6.125%	18,000	18,847
04/28/22	6.731%	14,000	14,628
03/01/23	6.000%	75,000	78,563
04/01/23	6.625%	657,000	694,777
04/28/23	6.836%	74,000	78,533
01/15/24	6.500%	52,000	55,558
03/01/25	6.375%	21,000	22,444

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
01/15/26	6.500%	$828,000	$894,240
Wind Acquisition Finance SA (b)
04/30/20	6.500%	111,000	115,618
07/15/20	4.750%	76,000	76,076
04/23/21	7.375%	67,000	68,340
Total			12,727,269
Wirelines 0.6%
AT&T, Inc.
02/15/39	6.550%	6,000,000	6,963,768
08/15/40	6.000%	3,140,000	3,453,953
CenturyLink, Inc.
03/15/22	5.800%	220,000	216,700
12/01/23	6.750%	45,000	45,000
04/01/24	7.500%	309,000	319,009
04/01/25	5.625%	112,000	104,650
Deutsche Telekom International Finance BV
08/20/18	6.750%	4,500,000	4,871,241
Frontier Communications Corp.
09/15/20	8.875%	193,000	201,444
07/01/21	9.250%	22,000	22,550
09/15/22	10.500%	108,000	111,510
01/15/23	7.125%	59,000	51,183
01/15/25	6.875%	262,000	212,220
09/15/25	11.000%	806,000	808,015
Level 3 Communications, Inc.
12/01/22	5.750%	44,000	44,990
Level 3 Financing, Inc.
01/15/21	6.125%	36,000	37,260
08/15/22	5.375%	127,000	129,222
01/15/24	5.375%	224,000	224,840
Level 3 Financing, Inc. (b)
03/15/26	5.250%	294,000	288,855
Orange SA
07/08/19	5.375%	5,001,000	5,406,756
Telecom Italia SpA (b)
05/30/24	5.303%	191,000	187,896
Telefonica Emisiones SAU
06/20/36	7.045%	2,800,000	3,254,168
Verizon Communications, Inc.
03/15/34	5.050%	7,000,000	7,321,643
11/01/34	4.400%	1,670,000	1,626,597
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	238,000	248,115
05/15/25	6.375%	319,000	331,760
Total			36,483,345
Total Corporate Bonds & Notes (Cost: $736,521,439)			$732,365,405

Residential Mortgage-Backed Securities - Agency 8.5%
Federal Home Loan Mortgage Corp.
05/01/39- 06/01/41	4.500%	5,792,362	6,253,679

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
12/01/42- 06/01/45	3.000%	$37,760,219	$37,636,230
10/01/26- 12/01/45	3.500%	91,171,275	93,764,887
03/01/17- 10/01/39	6.000%	1,062,110	1,211,013
12/01/17- 01/01/39	5.500%	658,515	727,545
08/01/18- 05/01/41	5.000%	1,574,184	1,718,334
06/01/32- 07/01/32	7.000%	442,243	520,109
03/01/38	6.500%	8,548	9,894
12/01/42- 12/01/45	4.000%	71,467,598	75,212,423
CMO Series 1614 Class MZ
11/15/23	6.500%	13,819	15,073
Federal Home Loan Mortgage Corp. (c)
12/13/46	3.500%	11,800,000	12,112,055
Federal Home Loan Mortgage Corp. (d)
12/01/36	4.219%	4,853	5,064
08/01/36	2.939%	33,634	35,814
Federal Home Loan Mortgage Corp. (f)
09/01/43	3.500%	4,185,523	4,311,298
Federal National Mortgage Association
07/01/27- 10/01/46	3.000%	46,749,545	47,291,697
12/01/25- 03/01/46	3.500%	121,640,653	125,534,838
03/01/17- 03/01/37	6.500%	409,009	464,214
06/01/31	7.000%	217,127	247,334
09/01/17	6.000%	19,288	19,390
08/01/18- 02/01/38	5.500%	284,400	314,655
12/01/20	5.000%	60,037	62,978
05/01/40- 06/01/44	4.500%	7,502,476	8,098,790
01/01/29- 10/01/45	4.000%	68,345,365	71,982,887
Government National Mortgage Association
02/15/45	3.500%	14,486,531	15,107,388
Total Residential Mortgage-Backed Securities - Agency (Cost: $507,919,377)			$502,657,589

Residential Mortgage-Backed Securities - Non-Agency 1.1%
Bayview Opportunity Master Fund IVA Trust CMO Series 2016-SPL1 Class A (b)(g)
04/28/55	4.000%	4,775,000	4,921,812
COLT Mortgage Loan Trust (b)
CMO Series 2016-1 Class A1
05/25/46	3.000%	1,662,556	1,677,103
COLT Mortgage Loan Trust (b)(d)
CMO Series 2016-2 Class A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
09/25/46	2.750%	$5,689,188	$5,721,888
Equifirst Mortgage Loan Trust CMO Series 2003-1 Class IF1 (d)
12/25/32	4.010%	67,451	67,902
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1 (b)(d)
05/26/36	3.037%	318,971	319,133
Mill City Mortgage Trust (b)
CMO Series 2015-1 Class A1
06/25/56	2.230%	2,687,094	2,690,362
CMO Series 2016-1 Class A1
04/25/57	2.500%	4,945,851	4,975,856
Series 2015-2 Class A1
09/25/57	3.000%	4,341,422	4,375,273
New Residential Mortgage Loan Trust CMO Series 2016-3A Class A1 (b)
09/25/56	3.750%	3,746,269	3,832,850
Springleaf Mortgage Loan Trust (b)
CMO Series 2013-2A Class A
12/25/65	1.780%	479,428	477,488
CMO Series 2013-3A Class A
09/25/57	1.870%	1,294,694	1,286,656
Towd Point Mortgage Trust (b)
CMO Series 15-5 Class A1
05/25/55	3.500%	4,534,791	4,679,746
CMO Series 2015-4 Class A1
04/25/55	3.500%	3,112,905	3,195,595
CMO Series 2015-6 Class A1
04/25/55	3.500%	5,005,977	5,122,315
CMO Series 2016-1 Class A1
02/25/55	3.500%	6,147,990	6,343,303
CMO Series 2016-2 Class A1
08/25/55	3.000%	7,263,775	7,427,526
CMO Series 2016-4 Class A1
07/25/56	2.250%	2,587,146	2,587,298
Series 2016-3 Class A1
08/25/55	2.250%	4,084,128	4,059,902
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $63,517,922)			$63,762,008

Commercial Mortgage-Backed Securities - Agency 2.3%
Federal National Mortgage Association Series 2006-M2 Class A2A
10/25/32	5.271%	1,855,493	1,964,700
Government National Mortgage Association
Series 2011-161 Class A
01/16/34	1.738%	970,500	969,864
Series 2012-111 Class AC
04/16/47	2.211%	440,302	442,198
Series 2012-25 Class A
11/16/42	2.575%	1,570,163	1,588,938
Series 2012-45 Class A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
03/16/40	2.830%	$224,087	$224,992
Series 2012-55 Class A
08/16/33	1.704%	540,421	540,425
Series 2012-58 Class A
01/16/40	2.500%	689,523	695,277
Series 2012-9 Class A
05/16/39	3.220%	84,298	84,477
Series 2013-105 Class A
02/16/37	1.705%	4,363,422	4,306,886
Series 2013-118 Class AB
06/16/36	2.000%	2,110,653	2,115,878
Series 2013-12 Class A
10/16/42	1.410%	4,663,300	4,590,930
Series 2013-126 Class AB
04/16/38	1.540%	6,629,176	6,506,846
Series 2013-138 Class A
08/16/35	2.150%	4,852,360	4,861,148
Series 2013-146 Class AH
08/16/40	2.000%	1,942,734	1,947,416
Series 2013-17 Class AH
10/16/43	1.558%	1,344,742	1,321,899
Series 2013-179 Class A
07/16/37	1.800%	2,210,207	2,186,440
Series 2013-194 Class AB
05/16/38	2.250%	1,447,474	1,449,125
Series 2013-2 Class AB
12/16/42	1.600%	985,901	980,136
Series 2013-30 Class A
05/16/42	1.500%	2,420,522	2,391,087
Series 2013-32 Class AB
01/16/42	1.900%	2,501,397	2,487,313
Series 2013-33 Class A
07/16/38	1.061%	3,772,615	3,655,306
Series 2013-40 Class A
10/16/41	1.511%	1,533,994	1,509,999
Series 2013-50 Class AH
06/16/39	2.100%	1,602,881	1,594,160
Series 2013-57 Class A
06/16/37	1.350%	4,312,360	4,244,053
Series 2013-61 Class A
01/16/43	1.450%	1,778,785	1,741,833
Series 2013-73 Class AE
01/16/39	1.350%	6,458,679	6,372,739
Series 2013-78 Class AB
07/16/39	1.624%	1,707,771	1,693,382
Series 2014-103 Class AB
06/16/53	1.742%	2,322,809	2,358,527
Series 2014-109 Class A
01/16/46	2.325%	4,397,682	4,416,150
Series 2014-135 Class AD
08/16/45	2.400%	3,555,723	3,549,537
Series 2014-138 Class A
01/16/44	2.700%	1,573,170	1,591,048
Series 2014-148 Class A
11/16/43	2.650%	2,460,803	2,494,836
Series 2014-169 Class A
11/16/42	2.600%	2,384,267	2,403,669
Series 2014-24 Class BA

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
07/16/38	2.100%	$3,069,518	$3,064,234
Series 2014-33 Class A
08/16/39	2.300%	1,242,552	1,244,504
Series 2014-64 Class A
02/16/45	2.200%	2,169,462	2,176,169
Series 2014-67 Class AE
05/16/39	2.150%	1,068,216	1,082,088
Series 2015-109 Class A
02/16/40	2.528%	7,896,821	7,931,047
Series 2015-21 Class A
11/16/42	2.600%	4,596,127	4,638,072
Series 2015-33 Class AH
02/16/45	2.650%	1,103,389	1,114,637
Series 2015-5 Class KA
11/16/39	2.500%	4,763,262	4,793,360
Series 2015-78 Class A
06/16/40	2.918%	5,227,713	5,299,333
Series 2015-85 Class AF
05/16/44	2.400%	5,563,089	5,570,830
Series 2015-98 Class AE
04/16/41	2.100%	3,006,036	2,998,881
Series 2016-39 Class AG
01/16/43	2.300%	7,608,540	7,592,961
Government National Mortgage Association (d)
CMO Series 2015-71 Class DA
09/16/49	2.160%	8,707,282	8,682,478
Total Commercial Mortgage-Backed Securities - Agency (Cost: $136,889,756)			$135,469,808

Commercial Mortgage-Backed Securities - Non-Agency 2.1%
American Homes 4 Rent Trust (b)
Series 2014-SFR2 Class A
10/17/36	3.786%	2,928,107	3,039,465
Series 2014-SFR3 Class A
12/17/36	3.678%	3,436,118	3,544,584
Series 2015-SFR2 Class A
10/17/45	3.732%	2,674,575	2,762,673
American Homes 4 Rent Series 2015-SFR1 Class A (b)
04/17/52	3.467%	3,569,189	3,624,842
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)
01/14/29	3.847%	214,799	222,689
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T26 Class A4
01/12/45	5.471%	3,487,907	3,497,568
Series 2007-T28 Class A4
09/11/42	5.742%	478,050	487,651
Bear Stearns Commercial Mortgage Securities Trust (d)
Series 2007-PW17 Class A4
06/11/50	5.694%	4,696,803	4,787,661

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
CD Mortgage Trust Series 2007-CD5 Class A4
11/15/44	5.886%	$5,668,854	$5,776,320
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A1
05/10/58	1.501%	3,076,173	3,062,180
CGGS Commercial Mortgage Trust Series 2016-RNDA Class AFX (b)
02/10/33	2.757%	11,200,000	11,210,613
COBALT CMBS Commercial Mortgage Trust (d)
Series 2007-C2 Class A3
04/15/47	5.484%	10,431,683	10,484,034
Series 2007-C3 Class A4
05/15/46	5.954%	4,042,006	4,099,950
CSAIL Commercial Mortgage Trust Series 2016-C5 Class A1
11/15/48	1.747%	3,108,736	3,106,488
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12/11/49	5.322%	540,908	540,325
Colony Multifamily Mortgage Trust Series 2014-1 Class A (b)
04/20/50	2.543%	4,086,986	4,057,508
Commercial Mortgage Trust Series 2013-CR6 Class A2
03/10/46	2.122%	7,417,000	7,468,639
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)
11/10/46	5.002%	150,000	163,847
General Electric Capital Assurance Co. Series 2003-1 Class A5 (b)
05/12/35	5.743%	141,305	150,750
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11 Class A1A
12/10/49	5.704%	4,685,724	4,763,609
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class A2
04/15/47	3.046%	4,000,000	4,113,759
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-CB18 Class A4
06/12/47	5.440%	1,019,569	1,019,947
JPMorgan Chase Commercial Mortgage Securities Trust (b)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	324,585
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	475,449
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	486,534
LB-UBS Commercial Mortgage Trust
Series 2007-C2 Class A3
02/15/40	5.430%	4,334,873	4,351,874
Series 2007-C7 Class A3
09/15/45	5.866%	3,647,123	3,746,663

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Capital I Trust
Series 2007-HQ11 Class A4
02/12/44	5.447%	$338,881	$338,532
Series 2007-IQ13 Class A1A
03/15/44	5.312%	2,122,630	2,130,167
Series 2007-IQ13 Class A4
03/15/44	5.364%	2,576,124	2,581,853
Series 2016-BNK2 Class A2
11/15/49	2.454%	5,625,000	5,657,619
Morgan Stanley Capital I Trust (b)
Series 2011-C1 Class A4
09/15/47	5.033%	300,000	328,896
Morgan Stanley Re-Remic Trust (b)(d)
Series 2009-GG10 Class A4A
08/12/45	5.988%	1,794,401	1,800,312
Series 2010-GG10 Class A4A
08/15/45	5.988%	4,622,184	4,637,888
UBS-Barclays Commercial Mortgage Trust Series 2012-C4 Class A5
12/10/45	2.850%	8,950,000	9,078,840
WF-RBS Commercial Mortgage Trust Series 2012-C9 Class A3
11/15/45	2.870%	5,310,000	5,404,593
Wachovia Bank Commercial Mortgage Trust Series 2006-C26 Class A1A (d)
06/15/45	6.009%	153,738	153,447

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $125,143,730)			$123,482,354

Asset-Backed Securities - Non-Agency 2.7%
ARI Fleet Lease Trust Series 2015-A Class A2 (b)
11/15/18	1.110%	892,224	890,668
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	3,810,000	3,815,862
American Credit Acceptance Receivables Trust (b)
Series 2015-2 Class A
06/12/19	1.570%	196,213	195,956
Series 2015-3 Class A
09/12/19	1.950%	1,593,828	1,596,198
Series 2016-1A Class A
05/12/20	2.370%	824,861	827,155
Series 2016-3 Class A
11/12/20	1.700%	4,397,766	4,397,480
Series 2016-4 Class A
06/12/20	1.500%	10,390,000	10,378,073
Avis Budget Rental Car Funding AESOP LLC Series 2016-2A Class A (b)
11/20/22	2.720%	4,100,000	4,077,455
BMW Vehicle Lease Trust Series 2016-2 Class A2
01/22/19	1.230%	2,600,000	2,601,516

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
CCG Receivables Trust Series 2015-1 Class A2 (b)
11/14/18	1.460%	$5,081,636	$5,072,684
California Republic Auto Receivables Trust
Series 2015-1 Class A3
04/15/19	1.330%	729,421	729,256
California Republic Auto Receivables Trust (b)
Series 2015-4 Class A2
09/17/18	1.600%	392,313	392,784
CarFinance Capital Auto Trust Series 2015-1A Class A (b)
06/15/21	1.750%	794,056	789,987
Chesapeake Funding II LLC (b)
Series 2016-1A Class A1
03/15/28	2.110%	4,574,000	4,569,259
Series 2016-2A Class A1
06/15/28	1.880%	5,850,000	5,826,327
Conn’s Receivables Funding LLC (b)
Series 2016-A Class A
04/16/18	4.680%	1,050,879	1,053,295
Series 2016-B Class A
10/15/18	3.730%	5,305,023	5,317,218
DT Auto Owner Trust (b)
Series 2015-3A Class A
03/15/19	1.660%	697,637	697,776
Series 2016-1A Class A
09/16/19	2.000%	2,041,706	2,040,813
Series 2016-4A Class A
11/15/19	1.440%	6,886,470	6,880,215
Diamond Resorts Owner Trust Series 2013-2 Class A (b)
05/20/26	2.270%	392,273	389,806
Drive Auto Receivables Trust Series 2015-DA Class A3 (b)
12/17/18	1.590%	155,723	155,720
Exeter Automobile Receivables Trust (b)
Series 2014-3A Class A
01/15/19	1.320%	64,622	64,575
Series 2015-1A Class A
06/17/19	1.600%	575,688	575,798
Series 2015-2A Class A
11/15/19	1.540%	1,184,822	1,185,098
Series 2015-3A Class A
03/16/20	2.000%	2,171,174	2,175,820
Series 2016-1A Class A
07/15/20	2.350%	2,218,020	2,218,294
Series 2016-3A Class A
11/16/20	1.840%	3,679,560	3,672,389
GM Financial Automobile Leasing Trust Series 2016-3 Class A3
12/20/19	1.610%	2,500,000	2,501,125
Hertz Fleet Lease Funding LP Series 2014-1 Class A (b)(d)
04/10/28	0.937%	722,407	722,506

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Hertz Vehicle Financing LLC Series 2016-3A Class A (b)
07/25/20	2.270%	$5,175,000	$5,136,846
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	793,290	791,309
Series 2014-AA Class A
11/25/26	1.770%	1,307,525	1,286,673
KeyCorp Student Loan Trust Series 1999-A Class A2 (d)
12/27/29	1.183%	7,093	7,083
Kubota Credit Owner Trust Series 2016-1A Class A3 (b)
07/15/20	1.500%	3,525,000	3,500,362
MVW Owner Trust (b)
Series 2015-1A Class A
12/20/32	2.520%	3,199,432	3,188,351
Series 2016-1A Class A
12/20/33	2.250%	4,939,870	4,863,964
Navient Private Education Loan Trust Series 2015-AA Class A1 (b)(d)
12/15/21	1.038%	169,182	169,085
Navitas Equipment Receivables LLC Series 2016-1 Class A2 (b)
06/15/21	2.200%	3,860,000	3,847,635
New York City Tax Lien Trust Series 2016-A Class A (b)
11/10/29	1.470%	2,285,017	2,273,794
OneMain Direct Auto Receivables Trust Series 2016-1A Class A (b)
01/15/21	2.040%	1,595,005	1,597,762
PFS Tax Lien Trust Series 2014-1 Class NOTE (b)
05/15/29	1.440%	267,629	265,947
SLM Private Credit Student Loan Trust Series 2004-B Class A2 (d)
06/15/21	1.050%	136,291	135,993
SLM Private Education Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	5,420,000	5,578,826
SLM Private Education Loan Trust (b)(d)
Series 2014-A Class A1
07/15/22	1.138%	440,803	440,566
SLM Student Loan Trust Series 2005-4 Class A3 (d)
01/25/27	1.002%	12,060,842	11,916,832
SMART ABS Trust Series 2015-1US Class A3A
09/14/18	1.500%	1,853,554	1,851,162
SMB Private Education Loan Trust Series 2015-B Class A1 (b)(d)
02/15/23	1.238%	473,085	473,146

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Santander Drive Auto Receivables Trust Series 2016-3 Class A2
11/15/19	1.340%	$5,325,000	$5,319,732
Sierra Timeshare Receivables Funding LLC Series 2016-3A Class A (b)
10/20/33	2.430%	7,309,355	7,179,935
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	651,411	642,859
TCF Auto Receivables Owner Trust Series 2015-2A Class A2 (b)
01/15/19	1.640%	1,466,342	1,465,246
Verizon Owner Trust (b)
Series 2016-1A Class A
01/20/21	1.420%	3,200,000	3,186,544
Series 2016-2A Class A
05/20/21	1.680%	11,540,000	11,523,354
Westlake Automobile Receivables Trust Series 2016-3A Class A2 (b)
10/15/19	1.420%	6,160,000	6,156,118

Total Asset-Backed Securities - Non-Agency (Cost: $159,034,843)			$158,610,232

Inflation-Indexed Bonds 0.6%
UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	38,122,580	38,518,712

Total Inflation-Indexed Bonds (Cost: $38,189,178)			$38,518,712

U.S. Treasury Obligations 2.2%
U.S. Treasury
08/15/40	3.875%	23,675,000	27,403,813
02/15/45	2.500%	115,400,000	103,630,123

Total U.S. Treasury Obligations (Cost: $147,224,394)			$131,033,936

U.S. Government & Agency Obligations 0.6%
Federal Farm Credit Banks (d)
10/22/18	0.631%	12,065,000	12,061,550
03/15/19	0.688%	5,400,000	5,398,774
Federal National Mortgage Association
01/21/20	1.625%	20,000,000	20,075,240

Total U.S. Government & Agency Obligations (Cost: $37,556,143)			$37,535,564

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations 0.4%
CANADA 0.4%
Province of Nova Scotia
01/26/17	5.125%	$4,000,000	$4,021,839
Province of Ontario
02/14/18	1.200%	10,000,000	9,979,530
Province of Quebec
05/14/18	4.625%	10,000,000	10,462,570
Total			24,463,939

Total Foreign Government Obligations (Cost: $24,446,116)			$24,463,939

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	6,000,000	6,066,000

Total Municipal Bonds (Cost: $6,049,459)			$6,066,000

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Consumer Products —%
Serta Simmons Holdings, LLC 2nd Lien Term Loan (d)(h)
10/21/24	9.000%	242,347	241,135

Diversified Manufacturing —%
Accudyne Industries Borrower SCA/LLC Term Loan (d)(h)
12/13/19	4.000%	170,000	151,810
Manitowoc Foodservice, Inc. Tranche B Term Loan (d)(h)
03/03/23	5.750%	55,323	56,084
Total			207,894

Independent Energy —%
Chesapeake Energy Corp. Tranche A Term Loan (c)(d)(h)
08/23/21	8.500%	186,172	198,856

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment —%
UFC Holdings LLC (d)(h)
1st Lien Term Loan
08/18/23	5.000%	$52,000	$52,306
2nd Lien Term Loan
08/18/24	8.500%	16,000	16,320
Total			68,626

Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (d)(h)
08/21/20	5.750%	50,000	50,157

Technology —%
Ancestry.com Operations, Inc. 2nd Lien Term Loan (d)(h)
10/19/24	9.250%	68,779	69,352
Genesys Telecommunications Laboratories, Inc./Greeneden U.S. Holdings II, LLC Tranche B Term Loan (c)(d)(h)
12/01/23	6.250%	80,000	80,400
Kronos, Inc. 2nd Lien Term Loan (d)(h)
11/01/24	9.250%	100,000	102,391
Total			252,143

Total Senior Loans (Cost: $999,778)			$1,018,811

	Shares	Value

	Money Market Funds 4.8%
Columbia Short-Term Cash Fund, 0.480% (i)(j)	281,777,014	$281,805,191

	Total Money Market Funds (Cost: $281,777,053)	$281,805,191

	Total Investments
	(Cost: $5,339,739,786) (k)	$5,908,087,161(l)
	Other Assets & Liabilities, Net	6,368,131
	Net Assets	$5,914,455,292

At November 30, 2016, securities totaling $314,633 were pledged as collateral.

Investments in Derivatives
Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 10-Year Note	50	USD	6,225,781	03/2017	—	(19,228)
U.S. Treasury 5-Year Note	50	USD	5,892,188	03/2017	—	(19,231)
Total			12,117,969		—	(38,459)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At November 30, 2016, the value of these securities amounted to $342,586,706 or 5.79% of net assets.

(c)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(d)	Variable rate security.
(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2016, the value of these securities amounted to $10,188, which represents less than 0.01% of net assets.

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $4,921,812, which represents 0.08% of net assets.

(h)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	393,937,921	429,743,029	(541,905,027)	1,130	281,777,053	389,308	281,805,191

(k)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $5,339,740,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$621,632,000
Unrealized Depreciation	(53,285,000)
Net Unrealized Appreciation	$568,347,000

(l)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	494,232,839	—	—	494,232,839
Consumer Staples	344,309,515	—	—	344,309,515
Energy	296,964,165	—	—	296,964,165
Financials	676,403,120	—	—	676,403,120
Health Care	536,439,824	—	—	536,439,824
Industrials	286,851,860	—	—	286,851,860
Information Technology	772,832,751	—	—	772,832,751
Materials	65,682,106	—	—	65,682,106
Real Estate	48,270,929	—	—	48,270,929
Telecommunication Services	95,926,463	—	—	95,926,463
Utilities	53,384,040	—	—	53,384,040
Total Common Stocks	3,671,297,612	—	—	3,671,297,612
Corporate Bonds & Notes	—	732,365,405	—	732,365,405
Residential Mortgage-Backed Securities - Agency	—	502,657,589	—	502,657,589
Residential Mortgage-Backed Securities - Non-Agency	—	57,163,093	6,598,915	63,762,008
Commercial Mortgage-Backed Securities - Agency	—	135,469,808	—	135,469,808
Commercial Mortgage-Backed Securities - Non-Agency	—	123,482,354	—	123,482,354
Asset-Backed Securities - Non-Agency	—	158,610,232	—	158,610,232
Inflation-Indexed Bonds	—	38,518,712	—	38,518,712
U.S. Treasury Obligations	131,033,936	—	—	131,033,936
U.S. Government & Agency Obligations	—	37,535,564	—	37,535,564
Foreign Government Obligations	—	24,463,939	—	24,463,939
Municipal Bonds	—	6,066,000	—	6,066,000
Senior Loans	—	1,018,811	—	1,018,811

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments measured at net asset value
Money Market Funds	—	—	—	281,805,191
Total Investments	3,802,331,548	1,817,351,507	6,598,915	5,908,087,161
Derivatives
Liabilities
Futures Contracts	(38,459)	—	—	(38,459)
Total	3,802,293,089	1,817,351,507	6,598,915	5,908,048,702

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Active Portfolios® Multi-Manager Total Return Bond Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 38.2%
Aerospace & Defense 0.3%
Bombardier, Inc. (a)
12/01/21	8.750%	$220,000	$218,350
L-3 Communications Corp. (b)
12/15/26	3.850%	5,595,000	5,591,285
Lockheed Martin Corp.
01/15/23	3.100%	1,469,000	1,487,039
09/01/36	6.150%	1,355,000	1,682,092
12/15/42	4.070%	1,945,000	1,905,340
03/01/45	3.800%	2,440,000	2,275,725
Northrop Grumman Corp. (b)
02/01/27	3.200%	3,150,000	3,134,571
Textron, Inc.
03/01/24	4.300%	690,000	721,051
03/01/25	3.875%	300,000	302,403
TransDigm, Inc.
07/15/22	6.000%	250,000	257,500
07/15/24	6.500%	913,000	946,096
05/15/25	6.500%	175,000	180,250
TransDigm, Inc. (a)
06/15/26	6.375%	350,000	356,125
Total			19,057,827
Airlines 0.4%
American Airlines Pass-Through Trust
01/15/23	4.950%	1,630,193	1,746,262
Series 2016-3
10/15/28	3.250%	1,255,000	1,223,625
Continental Airlines Pass-Through Trust
01/02/18	6.900%	185,745	187,380
02/02/19	6.545%	1,724,702	1,817,405
04/19/22	5.983%	2,915,945	3,207,539
Delta Air Lines Pass-Through Trust
01/02/23	6.718%	3,155,812	3,589,736
Southwest Airlines Co.
03/01/17	5.125%	3,000,000	3,029,238
U.S. Airways Pass-Through Trust
10/01/24	5.900%	773,782	864,702
06/03/25	4.625%	3,523,465	3,752,490
United Airlines, Inc. Pass-Through Trust
01/15/17	9.750%	701,567	708,900
Series 2016-1 Class AA
07/07/28	3.100%	7,160,000	7,016,800
Total			27,144,077
Apartment REIT 0.1%
AvalonBay Communities, Inc.
03/15/20	6.100%	1,865,000	2,076,010
09/15/22	2.950%	4,650,000	4,644,243
Total			6,720,253
Automotive 1.3%
American Axle & Manufacturing, Inc.
10/15/22	6.625%	450,000	452,250

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
American Honda Finance Corp. (a)
10/01/18	7.625%	$2,250,000	$2,486,720
BMW US Capital LLC (a)
09/15/21	1.850%	4,895,000	4,737,141
Daimler Finance North America LLC (a)
09/03/19	2.250%	5,895,000	5,902,115
03/02/20	2.250%	1,500,000	1,494,396
Delphi Automotive PLC
10/01/46	4.400%	1,175,000	1,079,951
Ford Motor Co.
02/01/29	6.375%	1,165,000	1,337,241
01/15/43	4.750%	2,640,000	2,469,065
Ford Motor Credit Co. LLC
06/12/17	3.000%	1,600,000	1,611,904
05/15/18	5.000%	1,975,000	2,054,407
06/15/18	2.240%	3,000,000	3,005,232
08/04/20	3.157%	5,720,000	5,738,653
09/20/22	4.250%	1,100,000	1,137,992
01/08/26	4.389%	2,945,000	2,978,923
Gates Global LLC/Co. (a)
07/15/22	6.000%	1,023,000	976,965
General Motors Co.
04/01/25	4.000%	1,060,000	1,031,161
04/01/45	5.200%	1,270,000	1,205,767
04/01/46	6.750%	660,000	761,722
General Motors Financial Co., Inc.
09/25/17	3.000%	5,000,000	5,048,850
04/10/22	3.450%	5,625,000	5,548,297
03/01/26	5.250%	2,345,000	2,449,557
Goodyear Tire & Rubber Co. (The)
11/15/23	5.125%	200,000	204,250
Harley-Davidson Financial Services, Inc. (a)
03/15/17	2.700%	1,380,000	1,384,798
Hyundai Capital America (a)
02/06/19	2.550%	180,000	181,009
03/19/20	2.600%	680,000	677,176
IHO Verwaltungs GmbH PIK (a)
09/15/26	4.750%	2,925,000	2,786,062
Lear Corp.
01/15/23	4.750%	1,667,000	1,717,010
03/15/24	5.375%	1,242,000	1,297,890
Magna International, Inc.
06/15/24	3.625%	1,100,000	1,114,917
Nemak SAB de CV (a)
02/28/23	5.500%	450,000	442,688
Nissan Motor Acceptance Corp. (a)
09/12/17	1.950%	2,500,000	2,509,505
PACCAR Financial Corp.
08/12/19	1.200%	1,110,000	1,091,018
RCI Banque SA (a)
04/03/18	3.500%	4,000,000	4,080,232
Schaeffler Finance BV (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
05/15/21	4.250%	$200,000	$204,680
05/15/23	4.750%	200,000	202,500
Toyota Motor Credit Corp.
05/20/19	1.400%	4,380,000	4,330,532
10/18/23	2.250%	4,210,000	4,054,137
ZF North America Capital, Inc. (a)
04/29/25	4.750%	492,000	492,923
Total			80,279,636
Banking 9.2%
Ally Financial, Inc.
01/30/17	2.750%	225,000	225,000
09/10/18	4.750%	575,000	590,870
03/30/20	4.125%	50,000	50,000
09/30/24	5.125%	901,000	901,000
03/30/25	4.625%	150,000	145,500
Subordinated
11/20/25	5.750%	745,000	737,550
American Express Credit Corp.
09/22/17	1.550%	1,950,000	1,949,871
Australia & New Zealand Banking Group Ltd.
11/23/21	2.550%	6,305,000	6,273,954
BB&T Corp.
02/01/19	2.250%	1,600,000	1,612,434
BBVA Bancomer SA Junior Subordinated (a)
04/22/20	7.250%	200,000	214,800
Banco Internacional Del Peru SAA/Panama (a)
10/07/20	5.750%	100,000	108,000
Banco Santander SA (a)
11/09/22	4.125%	150,000	148,500
Banco de Credito del Peru (a)
09/16/20	5.375%	150,000	161,025
Bank of America Corp.
09/01/17	6.000%	3,000,000	3,097,662
01/11/18	2.000%	4,000,000	4,008,620
04/25/18	6.875%	6,980,000	7,447,402
10/19/20	2.625%	4,000,000	3,999,956
01/24/22	5.700%	4,800,000	5,404,382
01/11/23	3.300%	2,000,000	2,000,746
01/22/24	4.125%	3,000,000	3,127,554
04/19/26	3.500%	2,000,000	1,974,728
04/01/44	4.875%	1,000,000	1,072,059
Subordinated
01/22/25	4.000%	795,000	794,975
04/21/25	3.950%	2,500,000	2,483,178
Bank of America Corp. (c)
Junior Subordinated
12/31/49	6.100%	6,740,000	6,740,000
Bank of America NA
Subordinated
03/15/17	5.300%	5,000,000	5,055,040
06/15/17	6.100%	4,000,000	4,098,068
Bank of Montreal

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
04/09/18	1.450%	$750,000	$748,857
07/18/19	1.500%	2,615,000	2,581,792
Bank of New York Mellon Corp. (The)
05/15/19	5.450%	800,000	865,664
05/03/21	2.050%	2,510,000	2,465,666
08/16/23	2.200%	4,180,000	3,981,692
09/11/24	3.250%	1,960,000	1,977,540
Bank of New York Mellon Corp. (The) (c)
Junior Subordinated
12/29/49	4.500%	4,889,000	4,497,880
12/31/49	4.625%	2,905,000	2,658,075
Bank of Nova Scotia (The)
06/14/19	1.650%	7,240,000	7,170,909
BankBoston Capital Trust IV Junior Subordinated (c)
06/08/28	1.441%	596,000	520,755
Barclays PLC
11/08/19	2.750%	1,940,000	1,932,814
08/10/21	3.200%	4,725,000	4,643,012
01/12/26	4.375%	1,755,000	1,756,042
Subordinated
05/12/26	5.200%	1,015,000	1,013,726
Bear Stearns Companies LLC (The)
02/01/18	7.250%	1,960,000	2,081,820
Canadian Imperial Bank of Commerce
09/06/19	1.600%	4,500,000	4,451,373
Capital One Bank NA
07/23/21	2.950%	1,050,000	1,055,801
Capital One Financial Corp.
11/21/18	2.150%	1,150,000	1,151,889
Subordinated
10/29/25	4.200%	3,490,000	3,495,249
Capital One NA
08/17/18	2.350%	2,610,000	2,626,320
Citigroup, Inc.
08/09/20	5.375%	10,000,000	10,965,830
05/01/26	3.400%	6,400,000	6,224,710
Subordinated
06/10/25	4.400%	4,250,000	4,341,643
08/25/36	6.125%	1,740,000	1,985,911
Citigroup, Inc. (c)
08/14/17	1.392%	6,620,000	6,621,529
05/15/18	2.606%	2,275,000	2,314,888
Junior Subordinated
12/31/49	5.950%	5,000,000	4,912,500
Comerica, Inc.
05/23/19	2.125%	645,000	645,480
Subordinated
07/22/26	3.800%	900,000	885,716
Compass Bank
09/29/19	2.750%	1,400,000	1,390,488
Cooperatieve Rabobank UA
12/01/23	4.625%	4,115,000	4,309,195
Credit Suisse Group Funding Guernsey Ltd.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
12/10/20	3.125%	$1,910,000	$1,887,819
06/09/23	3.800%	9,315,000	9,143,865
Deutsche Bank AG
05/12/21	3.375%	5,148,000	4,981,349
Dexia Credit Local SA (a)
09/15/21	1.875%	2,250,000	2,179,541
Discover Bank
02/21/18	2.000%	680,000	680,242
08/08/23	4.200%	4,000,000	4,154,192
Discover Financial Services
04/27/22	5.200%	2,697,000	2,908,507
11/21/22	3.850%	3,653,000	3,699,400
Fifth Third Bancorp
03/01/19	2.300%	310,000	311,225
07/27/20	2.875%	1,570,000	1,585,700
Fifth Third Bancorp (c)
Junior Subordinated
12/31/49	5.100%	5,775,000	5,428,500
Goldman Sachs Group, Inc. (The)
01/18/18	5.950%	4,000,000	4,179,716
04/01/18	6.150%	7,210,000	7,605,000
07/19/18	2.900%	2,200,000	2,232,696
09/15/20	2.750%	6,670,000	6,701,502
01/24/22	5.750%	3,800,000	4,291,557
07/08/24	3.850%	3,605,000	3,698,925
01/23/25	3.500%	4,375,000	4,348,374
Subordinated
10/21/25	4.250%	2,300,000	2,325,965
05/22/45	5.150%	2,100,000	2,154,424
Goldman Sachs Group, Inc. (The) (c)
10/28/27	2.640%	5,820,000	5,872,840
Junior Subordinated
12/31/49	5.700%	5,000,000	5,043,750
Grupo Aval Ltd. (a)
09/26/22	4.750%	200,000	193,500
HBOS PLC Subordinated (a)
05/21/18	6.750%	5,927,000	6,271,264
HSBC Holdings PLC Subordinated
11/23/26	4.375%	4,170,000	4,152,603
HSBC USA, Inc.
01/16/18	1.625%	3,000,000	2,997,294
03/05/20	2.350%	2,575,000	2,549,600
Huntington National Bank (The)
04/01/19	2.200%	1,500,000	1,501,787
JPMorgan Chase & Co.
03/01/18	1.700%	8,130,000	8,123,585
04/23/19	6.300%	5,000,000	5,487,265
10/15/20	4.250%	2,000,000	2,123,516
01/24/22	4.500%	1,000,000	1,078,403
07/15/25	3.900%	10,300,000	10,637,418
10/01/26	2.950%	1,180,000	1,125,569
Subordinated
05/01/23	3.375%	1,000,000	998,766

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
09/10/24	3.875%	$5,440,000	$5,504,850
JPMorgan Chase & Co. (c)
10/24/23	2.112%	5,140,000	5,172,999
Junior Subordinated
12/29/49	6.000%	253,000	251,862
12/31/49	6.100%	9,452,000	9,487,445
JPMorgan Chase Bank NA
09/23/19	1.650%	3,650,000	3,622,326
Subordinated
10/01/17	6.000%	2,605,000	2,698,926
JPMorgan Chase Capital XXI Junior Subordinated (c)
02/02/37	1.834%	16,257,000	13,859,092
JPMorgan Chase Capital XXIII Junior Subordinated (c)
05/15/47	1.906%	5,585,000	4,579,700
KeyBank NA
08/22/19	1.600%	4,835,000	4,769,012
KeyCorp Capital I Junior Subordinated (c)
07/01/28	1.586%	6,057,000	5,224,162
KeyCorp Junior Subordinated (c)
12/31/49	5.000%	6,800,000	6,375,000
Lloyds Banking Group PLC Subordinated
12/10/25	4.582%	17,245,000	16,987,446
M&T Bank Corp.
07/25/19	2.250%	3,000,000	3,022,548
M&T Bank Corp. (c)
01/30/17	1.262%	700,000	700,334
Junior Subordinated
12/31/49	5.125%	6,675,000	6,424,687
MUFG Union Bank NA
09/26/18	2.625%	1,925,000	1,947,472
05/06/19	2.250%	825,000	827,228
Mellon Capital IV Junior Subordinated (c)
06/29/49	4.000%	250,000	207,188
Mitsubishi UFJ Financial Group, Inc.
03/01/21	2.950%	1,535,000	1,543,436
Morgan Stanley
12/28/17	5.950%	2,000,000	2,089,526
05/13/19	7.300%	1,000,000	1,116,854
07/23/25	4.000%	280,000	286,850
07/24/42	6.375%	4,300,000	5,514,750
Subordinated
11/24/25	5.000%	4,950,000	5,290,748
Morgan Stanley (c)
01/05/18	1.598%	2,000,000	2,007,654
10/24/23	2.282%	7,350,000	7,368,154
Junior Subordinated
12/31/49	5.450%	5,000,000	4,900,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
NB Capital Trust III Junior Subordinated (c)
01/15/27	1.430%	$834,000	$728,708
Northern Trust Corp. Junior Subordinated (c)
12/31/49	4.600%	2,190,000	2,162,625
PNC Bank NA
04/29/21	2.150%	2,050,000	2,024,348
06/01/25	3.250%	1,450,000	1,449,301
QNB Finance Ltd. (a)
10/31/18	2.750%	200,000	201,300
Regions Financial Corp.
02/08/21	3.200%	980,000	997,060
Royal Bank of Canada
04/15/19	1.625%	4,800,000	4,759,622
Royal Bank of Scotland Group PLC
09/12/23	3.875%	1,350,000	1,276,185
Santander Holdings USA, Inc.
05/24/19	2.700%	4,400,000	4,395,257
Santander Issuances SAU Subordinated
11/19/25	5.179%	5,455,000	5,382,356
Santander UK Group Holdings PLC
08/05/21	2.875%	3,425,000	3,364,545
Santander UK Group Holdings PLC (a)
Subordinated
09/15/25	4.750%	7,177,000	6,932,767
09/15/45	5.625%	3,163,000	3,051,390
Societe Generale SA Subordinated (a)
01/17/24	5.000%	4,365,000	4,408,956
Standard Chartered PLC (a)
04/12/26	4.050%	2,990,000	2,956,883
State Street Capital Trust IV Junior Subordinated (c)
06/15/37	1.850%	5,250,000	4,580,625
Sumitomo Mitsui Financial Group, Inc.
10/19/26	3.010%	5,100,000	4,867,695
SunTrust Banks, Inc.
05/01/19	2.500%	1,770,000	1,785,928
03/03/21	2.900%	920,000	933,003
SunTrust Capital I Junior Subordinated (c)
05/15/27	1.576%	2,175,000	1,848,750
Svenska Handelsbanken AB
09/06/19	1.500%	4,510,000	4,438,079
09/07/21	1.875%	9,060,000	8,770,587
Synchrony Financial
01/15/19	2.600%	2,500,000	2,509,660
07/23/25	4.500%	4,500,000	4,607,770

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Synovus Financial Corp. Subordinated (c)
12/15/25	5.750%	$5,055,000	$5,219,287
Toronto-Dominion Bank (The)
09/06/18	1.450%	6,400,000	6,373,082
U.S. Bancorp Subordinated
04/27/26	3.100%	3,130,000	3,061,503
UBS Group Funding Jersey Ltd. (a)
02/01/22	2.650%	2,665,000	2,589,032
Wachovia Capital Trust II Junior Subordinated (c)
01/15/27	1.380%	1,290,000	1,130,363
Wells Fargo & Co.
07/26/21	2.100%	2,765,000	2,703,094
09/09/24	3.300%	4,300,000	4,276,501
10/23/26	3.000%	7,000,000	6,698,132
Subordinated
08/15/23	4.125%	4,160,000	4,309,735
Wells Fargo & Co. (c)
Junior Subordinated
12/31/49	5.875%	5,610,000	5,764,275
12/31/49	5.900%	21,387,000	21,499,282
Wells Fargo Bank NA
05/24/19	1.750%	9,345,000	9,315,797
Westpac Banking Corp.
08/19/19	1.600%	3,220,000	3,183,962
Total			569,690,993
Brokerage/Asset Managers/Exchanges 0.1%
E*TRADE Financial Corp.
09/15/23	4.625%	513,000	520,971
Jefferies Group LLC
07/15/19	8.500%	2,800,000	3,184,745
01/20/43	6.500%	600,000	596,993
NPF Corp. (a)
07/15/21	9.000%	43,000	44,505
Nasdaq, Inc.
01/15/20	5.550%	600,000	651,307
Stifel Financial Corp.
12/01/20	3.500%	980,000	984,547
07/18/24	4.250%	750,000	742,249
Total			6,725,317
Building Materials 0.1%
Allegion PLC
09/15/23	5.875%	210,000	222,863
American Builders & Contractors Supply Co., Inc. (a)
12/15/23	5.750%	94,000	96,585
Beacon Roofing Supply, Inc.
10/01/23	6.375%	559,000	593,937

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
Cemex Finance LLC (a)
04/01/24	6.000%	$500,000	$496,925
Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	57,540
HD Supply, Inc. (a)
12/15/21	5.250%	50,000	52,750
04/15/24	5.750%	331,000	338,447
Standard Industries, Inc. (a)
10/15/25	6.000%	3,360,000	3,494,400
US Concrete, Inc.
06/01/24	6.375%	166,000	173,055
USG Corp. (a)
11/01/21	5.875%	50,000	52,203
03/01/25	5.500%	150,000	153,938
Total			5,732,643
Cable and Satellite 1.2%
Altice US Finance I Corp. (a)
05/15/26	5.500%	3,671,000	3,634,290
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	4,050,000	4,201,875
09/01/23	5.750%	1,000,000	1,048,750
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	151,000	154,681
05/01/25	5.375%	991,000	1,007,104
02/15/26	5.750%	125,000	128,438
05/01/27	5.875%	564,000	575,280
COX Communications, Inc. (a)
12/15/22	3.250%	500,000	486,784
CSC Holdings LLC
02/15/19	8.625%	250,000	275,625
CSC Holdings LLC (a)
10/15/25	6.625%	483,000	520,432
10/15/25	10.875%	887,000	1,031,137
04/15/27	5.500%	1,025,000	1,011,547
Cablevision Systems Corp.
04/15/18	7.750%	3,500,000	3,679,375
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	3,300,000	3,366,000
12/15/21	5.125%	50,000	49,313
12/15/21	5.125%	990,000	975,150
07/15/25	7.750%	350,000	374,500
Charter Communications Operating LLC/Capital (a)
07/23/22	4.464%	5,210,000	5,411,132
10/23/45	6.484%	9,615,000	10,802,751
Comcast Corp.
01/15/17	6.500%	1,700,000	1,711,420
02/15/25	3.375%	900,000	910,440
DISH DBS Corp.
05/01/20	5.125%	1,400,000	1,438,500
06/01/21	6.750%	1,354,000	1,455,550
07/15/22	5.875%	300,000	310,500
07/01/26	7.750%	3,982,000	4,395,132
NBCUniversal Media LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
04/30/20	5.150%	$2,280,000	$2,499,297
01/15/23	2.875%	720,000	720,233
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	390,000	390,975
Time Warner Cable LLC
09/01/41	5.500%	1,500,000	1,497,324
Time Warner Cable, Inc.
02/01/20	5.000%	1,500,000	1,589,371
09/01/21	4.000%	1,500,000	1,543,797
UPCB Finance IV Ltd. (a)
01/15/25	5.375%	3,450,000	3,400,389
Unitymedia GmbH (a)
01/15/25	6.125%	475,000	483,312
Unitymedia Hessen GmbH & Co. KG NRW (a)
01/15/23	5.500%	366,000	374,693
01/15/25	5.000%	662,000	650,415
Videotron Ltd.
07/15/22	5.000%	3,854,000	3,931,080
Virgin Media Finance PLC (a)
04/15/23	6.375%	300,000	306,561
01/15/25	5.750%	3,762,000	3,724,380
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	473,000	457,628
Ziggo Bond Finance BV (a)
01/15/27	6.000%	1,800,000	1,728,000
Ziggo Secured Finance BV (a)
01/15/27	5.500%	828,000	794,880
Total			73,048,041
Chemicals 0.5%
Agrium, Inc.
01/15/45	5.250%	1,400,000	1,431,640
Air Liquide Finance SA (a)
09/27/26	2.500%	4,500,000	4,223,196
Albemarle Corp.
12/01/24	4.150%	535,000	550,598
12/01/44	5.450%	545,000	577,584
Angus Chemical Co. (a)
02/15/23	8.750%	397,000	403,948
Ashland LLC (c)
08/15/22	4.750%	325,000	334,344
Axalta Coating Systems LLC (a)
08/15/24	4.875%	274,000	272,630
Braskem Finance Ltd. (a)
04/15/21	5.750%	200,000	208,500
CF Industries, Inc.
03/15/44	5.375%	1,350,000	1,086,750
Celanese U.S. Holdings LLC
06/15/21	5.875%	3,543,000	3,947,929
11/15/22	4.625%	1,659,000	1,762,356
Chemours Co. (The)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
05/15/23	6.625%	$504,000	$497,700
05/15/25	7.000%	13,000	12,805
Dow Chemical Co. (The)
05/15/19	8.550%	500,000	574,475
Eastman Chemical Co.
03/15/25	3.800%	1,700,000	1,716,337
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	338,000	356,590
Ecolab, Inc.
11/01/26	2.700%	2,940,000	2,800,124
Huntsman International LLC
11/15/20	4.875%	90,000	92,475
11/15/22	5.125%	33,000	33,495
INEOS Group Holdings SA (a)
08/01/24	5.625%	497,000	485,718
Incitec Pivot Finance LLC (a)
12/10/19	6.000%	1,000,000	1,075,619
LYB International Finance BV
03/15/44	4.875%	460,000	471,108
LyondellBasell Industries NV
02/26/55	4.625%	4,370,000	3,941,390
Mosaic Co. (The)
11/15/43	5.625%	1,000,000	941,636
PQ Corp. (a)
11/15/22	6.750%	395,000	417,219
Platform Specialty Products Corp. (a)
05/01/21	10.375%	156,000	170,430
02/01/22	6.500%	1,053,000	1,037,205
WR Grace & Co. (a)
10/01/21	5.125%	2,000,000	2,100,000
10/01/24	5.625%	320,000	339,200
Total			31,863,001
Construction Machinery 0.3%
Caterpillar Financial Services Corp.
05/18/19	1.350%	6,180,000	6,105,247
08/09/21	1.700%	3,490,000	3,359,003
Herc Rentals, Inc. (a)
06/01/24	7.750%	21,000	21,577
John Deere Capital Corp.
10/09/19	1.250%	3,535,000	3,470,649
John Deere Capital Corp. (c)
01/16/18	1.170%	2,665,000	2,669,570
United Rentals North America, Inc.
07/15/23	4.625%	175,000	180,250
07/15/25	5.500%	5,300,000	5,339,750
09/15/26	5.875%	595,000	606,900
05/15/27	5.500%	77,000	76,985
Total			21,829,931
Consumer Cyclical Services 0.2%
APX Group, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
12/01/19	6.375%	$342,000	$350,550
12/01/22	7.875%	629,000	672,244
Alibaba Group Holding Ltd.
11/28/19	2.500%	6,130,000	6,170,709
Automatic Data Processing, Inc.
09/15/25	3.375%	1,360,000	1,397,312
Hearthside Group Holdings LLC/Finance Co. (a)
05/01/22	6.500%	550,000	539,000
IHS Markit Ltd. (a)
11/01/22	5.000%	396,000	405,987
Interval Acquisition Corp.
04/15/23	5.625%	498,000	510,450
Visa, Inc.
12/14/25	3.150%	690,000	690,884
Total			10,737,136
Consumer Products 0.2%
Newell, Inc.
04/01/26	4.200%	4,150,000	4,326,952
Prestige Brands, Inc. (a)
12/15/21	5.375%	675,000	693,562
03/01/24	6.375%	434,000	453,530
Procter & Gamble Co. (The)
11/03/26	2.450%	2,674,000	2,558,767
Scotts Miracle-Gro Co. (The) (a)
10/15/23	6.000%	328,000	346,860
Spectrum Brands, Inc.
12/15/24	6.125%	175,000	185,500
07/15/25	5.750%	637,000	660,888
Springs Industries, Inc.
06/01/21	6.250%	3,194,000	3,285,827
Tempur Sealy International, Inc.
10/15/23	5.625%	241,000	245,820
06/15/26	5.500%	151,000	150,245
Total			12,907,951
Diversified Manufacturing 1.0%
3M Co.
09/19/26	2.250%	3,575,000	3,343,998
EnerSys (a)
04/30/23	5.000%	200,000	200,500
Entegris, Inc. (a)
04/01/22	6.000%	361,000	375,440
Fortive Corp. (a)
06/15/26	3.150%	1,125,000	1,099,008
General Electric Co.
01/08/20	5.500%	1,432,000	1,573,300
10/17/21	4.650%	487,000	536,907
09/07/22	3.150%	337,000	346,091
01/09/23	3.100%	1,146,000	1,166,766
01/14/38	5.875%	1,196,000	1,497,489

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
General Electric Co. (c)
08/15/36	1.386%	$5,380,000	$4,593,363
Junior Subordinated
12/31/49	5.000%	27,602,000	28,292,050
Honeywell International, Inc.
11/01/21	1.850%	5,160,000	5,033,286
Illinois Tool Works, Inc.
11/15/26	2.650%	1,226,000	1,177,126
Milacron LLC/Finance Corp (a)
02/15/21	7.750%	25,000	25,437
Roper Technologies, Inc.
12/15/25	3.850%	440,000	443,275
SPX FLOW, Inc. (a)
08/15/24	5.625%	98,000	96,285
08/15/26	5.875%	361,000	352,877
Siemens Financieringsmaatschappij NV (a)
09/15/21	1.700%	4,485,000	4,318,405
09/15/23	2.000%	2,645,000	2,497,827
10/15/26	2.350%	545,000	505,108
Valmont Industries, Inc.
10/01/54	5.250%	2,050,000	1,743,084
WESCO Distribution, Inc. (a)
06/15/24	5.375%	153,000	153,000
Zekelman Industries, Inc. (a)
06/15/23	9.875%	82,000	87,945
Total			59,458,567
Electric 3.0%
AEP Texas Central Co.
02/15/33	6.650%	1,730,000	2,122,639
AEP Texas Central Co. (a)
10/01/25	3.850%	880,000	905,565
AES Corp. (The)
05/15/26	6.000%	346,000	339,945
AES Gener SA (a)
07/14/25	5.000%	200,000	197,790
Ameren Corp.
02/15/26	3.650%	590,000	594,129
American Electric Power Co., Inc.
12/15/22	2.950%	750,000	758,120
Arizona Public Service Co.
09/15/26	2.550%	1,720,000	1,626,981
11/15/45	4.350%	2,190,000	2,259,101
Berkshire Hathaway Energy Co.
02/01/25	3.500%	1,075,000	1,094,048
Calpine Corp.
01/15/23	5.375%	516,000	498,152
01/15/25	5.750%	5,550,000	5,300,250
Calpine Corp. (a)
01/15/24	5.875%	75,000	78,469
Cleco Corporate Holdings LLC (a)
05/01/26	3.743%	1,920,000	1,887,235

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
05/01/46	4.973%	$1,185,000	$1,197,183
Cleveland Electric Illuminating Co. (The)
12/15/36	5.950%	1,050,000	1,162,623
Commonwealth Edison Co.
06/15/46	3.650%	1,920,000	1,800,238
Consolidated Edison Co. of New York, Inc.
04/01/18	5.850%	3,000,000	3,169,842
06/15/46	3.850%	3,435,000	3,260,777
12/01/56	4.300%	2,500,000	2,467,200
DPL, Inc.
10/15/21	7.250%	2,875,000	2,954,062
DTE Energy Co.
10/01/26	2.850%	7,645,000	7,121,807
Dominion Resources, Inc.
08/15/26	2.850%	750,000	702,136
Dominion Resources, Inc. (c)
Junior Subordinated
07/01/19	2.962%	845,000	855,928
Duke Energy Corp.
09/01/26	2.650%	4,710,000	4,371,610
09/01/46	3.750%	8,635,000	7,720,009
Duke Energy Florida LLC
10/01/46	3.400%	1,700,000	1,504,935
Duke Energy Ohio, Inc.
06/15/46	3.700%	981,000	905,716
Duke Energy Progress LLC
03/30/44	4.375%	960,000	990,189
10/15/46	3.700%	2,600,000	2,412,465
Duke Energy Progress, Inc.
08/15/45	4.200%	2,045,000	2,048,319
Duquesne Light Holdings, Inc. (a)
09/15/20	6.400%	5,000,000	5,603,845
Dynegy, Inc.
11/01/22	7.375%	5,700,000	5,415,000
11/01/24	7.625%	495,000	455,400
Emera US Finance LP (a)
06/15/26	3.550%	1,160,000	1,138,255
Emera, Inc. Subordinated (c)
06/15/76	6.750%	10,595,000	11,442,600
Enel Americas SA
10/25/26	4.000%	375,000	359,798
Entergy Mississippi, Inc.
07/01/23	3.100%	2,000,000	1,969,198
Exelon Corp.
06/15/25	3.950%	1,300,000	1,333,803
04/15/46	4.450%	1,050,000	1,018,808
Exelon Generation Co. LLC
10/01/41	5.750%	2,000,000	1,867,644
FirstEnergy Corp.
03/15/18	2.750%	530,000	534,235

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
FirstEnergy Transmission LLC (a)
07/15/44	5.450%	$1,000,000	$1,054,161
Fortis, Inc. (a)
10/04/21	2.100%	3,215,000	3,109,255
Gulf Power Co.
10/01/44	4.550%	1,350,000	1,320,822
IPALCO Enterprises, Inc.
05/01/18	5.000%	3,130,000	3,257,391
ITC Holdings Corp.
06/15/24	3.650%	3,810,000	3,820,893
Jersey Central Power & Light Co.
06/01/37	6.150%	665,000	758,673
Jersey Central Power & Light Co. (a)
04/01/24	4.700%	2,000,000	2,109,184
Kansas City Power & Light Co.
08/15/25	3.650%	665,000	665,079
MidAmerican Energy Co.
05/01/46	4.250%	3,433,000	3,535,324
NRG Energy, Inc.
07/15/22	6.250%	510,000	511,275
03/15/23	6.625%	5,309,000	5,282,455
05/01/24	6.250%	272,000	263,160
NRG Energy, Inc. (a)
05/15/26	7.250%	260,000	254,150
NRG Yield Operating LLC
08/15/24	5.375%	618,000	613,365
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	2,900,542
National Rural Utilities Cooperative Finance Corp. (c)
Subordinated
04/20/46	5.250%	1,750,000	1,844,811
NextEra Energy Capital Holdings, Inc.
09/01/18	1.649%	6,440,000	6,428,073
06/15/23	3.625%	3,000,000	3,060,435
Oncor Electric Delivery Co. LLC
04/01/25	2.950%	1,255,000	1,244,646
09/30/40	5.250%	4,000,000	4,608,748
PPL Capital Funding, Inc.
06/15/22	4.200%	603,000	639,995
03/15/24	3.950%	1,200,000	1,245,486
05/15/26	3.100%	4,355,000	4,190,677
PSEG Power LLC
11/15/18	2.450%	840,000	847,822
Pacific Gas & Electric Co.
06/15/23	3.250%	2,291,000	2,338,568
03/01/26	2.950%	2,615,000	2,565,072
03/01/34	6.050%	235,000	292,346
Pacific Gas & Electric Co. (b)
12/01/46	4.000%	3,340,000	3,258,524
San Diego Gas & Electric Co.
05/15/26	2.500%	585,000	559,857
Southern Co. (The)
07/01/26	3.250%	2,520,000	2,455,571

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
07/01/46	4.400%	$2,455,000	$2,407,314
Southern Power Co.
12/15/21	2.500%	3,350,000	3,283,111
Southwestern Electric Power Co.
10/01/26	2.750%	6,450,000	6,054,621
Toledo Edison Co. (The)
05/15/37	6.150%	1,961,000	2,278,178
TransAlta Corp.
06/03/17	1.900%	3,413,000	3,407,266
Tucson Electric Power Co.
03/15/23	3.850%	3,100,000	3,127,816
Virginia Electric & Power Co.
06/30/19	5.000%	1,280,000	1,374,604
11/15/46	4.000%	2,500,000	2,482,635
WEC Energy Group, Inc.
06/15/25	3.550%	1,100,000	1,120,532
Total			184,018,486
Environmental —%
Waste Management, Inc.
05/15/23	2.400%	2,445,000	2,373,961
Finance Companies 0.7%
AerCap Ireland Capital Ltd./Global Aviation Trust
10/30/20	4.625%	4,893,000	5,094,836
05/15/21	4.500%	4,631,000	4,775,719
10/01/21	5.000%	212,000	223,130
07/01/22	4.625%	150,000	155,250
Aircastle Ltd.
02/15/22	5.500%	397,000	416,850
Arch Capital Finance LLC (b)
12/15/26	4.011%	1,360,000	1,368,613
12/15/46	5.031%	970,000	983,822
Ares Capital Corp.
01/19/22	3.625%	3,550,000	3,460,895
CIT Group, Inc.
08/01/23	5.000%	325,000	334,750
GE Capital International Funding Co. Unlimited Co.
11/15/20	2.342%	5,522,000	5,520,631
11/15/25	3.373%	2,980,000	3,016,112
11/15/35	4.418%	5,630,000	5,860,650
HSBC Finance Corp. Subordinated
01/15/21	6.676%	6,916,000	7,770,161
International Lease Finance Corp.
12/15/20	8.250%	321,000	375,570
08/15/22	5.875%	625,000	682,987
Navient Corp.
06/15/18	8.450%	430,000	463,325
07/26/21	6.625%	403,000	420,631
01/25/22	7.250%	61,000	63,135
01/25/23	5.500%	50,000	47,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Finance Companies (continued)

10/25/24	5.875%	$350,000	$323,750
OneMain Financial Holdings LLC (a)
12/15/21	7.250%	498,000	499,245
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	287,000	289,152
Quicken Loans, Inc. (a)
05/01/25	5.750%	146,000	140,160
Springleaf Finance Corp.
10/01/21	7.750%	184,000	185,380
Total			42,472,254
Food and Beverage 1.3%

Acosta, Inc. (a)
10/01/22	7.750%	750,000	620,625
Anheuser-Busch InBev Finance, Inc.
02/01/23	3.300%	8,745,000	8,834,732
02/01/26	3.650%	20,428,000	20,587,604
02/01/36	4.700%	2,281,000	2,392,085
02/01/46	4.900%	2,975,000	3,182,994
B&G Foods, Inc.
06/01/21	4.625%	86,000	87,720
ConAgra Foods, Inc.
01/25/23	3.200%	3,609,000	3,604,943
Cott Beverages, Inc.
01/01/20	6.750%	2,000,000	2,070,000
DS Services of America, Inc. (a)
09/01/21	10.000%	1,500,000	1,650,000
Danone SA (a)
11/02/23	2.589%	5,175,000	4,996,530
FAGE International SA/USA Dairy Industry, Inc. (a)
08/15/26	5.625%	258,000	258,000
Flowers Foods, Inc.
10/01/26	3.500%	2,860,000	2,686,858
JBS USA LUX SA/Finance, Inc. (a)
06/15/25	5.750%	100,000	98,000
Kellogg Co.
12/01/23	2.650%	4,400,000	4,251,359
Kraft Heinz Foods Co.
07/15/25	3.950%	1,000,000	1,019,719
06/01/26	3.000%	5,840,000	5,518,380
06/01/46	4.375%	3,480,000	3,309,142
Lamb Weston Holdings, Inc. (a)
11/01/24	4.625%	99,000	98,567
11/01/26	4.875%	165,000	164,175
Mead Johnson Nutrition Co.
11/15/25	4.125%	640,000	655,884
Molson Coors Brewing Co.
05/01/42	5.000%	2,150,000	2,232,134
07/15/46	4.200%	840,000	775,837

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)
Mondelez International Holdings Netherlands BV (a)
10/28/21	2.000%	$8,240,000	$7,938,194
PepsiCo, Inc.
04/30/25	2.750%	1,300,000	1,275,954
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	450,000	460,687
01/15/24	5.875%	100,000	105,250
Post Holdings, Inc. (a)
03/15/24	7.750%	504,000	555,660
07/15/25	8.000%	425,000	477,190
08/15/26	5.000%	438,000	414,458
Smithfield Foods, Inc. (a)
08/01/21	5.875%	425,000	441,469
Treehouse Foods, Inc. (a)
02/15/24	6.000%	50,000	51,875
Tyson Foods, Inc.
08/15/44	5.150%	200,000	206,919
WhiteWave Foods Co. (The)
10/01/22	5.375%	399,000	439,898
Total			81,462,842
Gaming 0.3%
Boyd Gaming Corp.
05/15/23	6.875%	439,000	466,437
Boyd Gaming Corp. (a)
04/01/26	6.375%	211,000	219,968
Churchill Downs, Inc. (a)
12/15/21	5.375%	1,070,000	1,107,450
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	506,000	528,780
04/15/26	5.375%	125,000	127,813
International Game Technology PLC (a)
02/15/22	6.250%	364,000	386,750
02/15/25	6.500%	240,000	255,000
Jack Ohio Finance LLC/1 Corp. (a)
11/15/21	6.750%	303,000	303,757
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc. (a)
09/01/26	4.500%	1,915,000	1,833,612
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (a)
05/01/24	5.625%	213,000	223,118
MGM Resorts International
03/31/20	5.250%	350,000	367,281
10/01/20	6.750%	200,000	219,000
03/15/23	6.000%	4,623,000	4,969,725
09/01/26	4.625%	397,000	378,142
Penn National Gaming, Inc.
11/01/21	5.875%	450,000	466,875
Pinnacle Entertainment, Inc. (a)
05/01/24	5.625%	3,075,000	3,067,312

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Rivers Pittsburgh Borrower LP/Finance Corp. (a)
08/15/21	6.125%	$101,000	$102,768
Scientific Games International, Inc. (a)
01/01/22	7.000%	733,000	773,315
Seminole Tribe of Florida, Inc. (a)
10/01/20	6.535%	100,000	100,500
Tunica-Biloxi Gaming Authority (a)(d)
11/15/16	0.000%	99,000	40,343
Total			15,937,946
Health Care 1.3%
AMN Healthcare, Inc. (a)
10/01/24	5.125%	675,000	668,250
Abbott Laboratories
11/30/21	2.900%	6,905,000	6,875,239
11/30/46	4.900%	1,875,000	1,890,862
Acadia Healthcare Co., Inc.
03/01/24	6.500%	514,000	511,430
Alere, Inc. (a)
07/01/23	6.375%	386,000	389,378
Amsurg Corp.
07/15/22	5.625%	486,000	496,328
Barnabas Health, Inc.
07/01/28	4.000%	4,000,000	4,011,808
Baxter International, Inc.
08/15/26	2.600%	2,385,000	2,201,009
Becton Dickinson and Co.
12/15/24	3.734%	340,000	348,264
12/15/44	4.685%	320,000	328,119
CHS/Community Health Systems, Inc.
07/15/20	7.125%	4,300,000	3,031,500
08/01/21	5.125%	225,000	203,484
02/01/22	6.875%	825,000	550,172
Catholic Health Initiatives
11/01/22	2.950%	1,610,000	1,578,648
Change Healthcare Holdings, Inc.
12/31/19	11.000%	363,000	376,613
Change Healthcare Holdings, Inc. (a)
02/15/21	6.000%	192,000	200,179
DaVita, Inc.
08/15/22	5.750%	150,000	155,625
07/15/24	5.125%	1,721,000	1,699,487
05/01/25	5.000%	575,000	560,625
Express Scripts Holding Co.
07/15/23	3.000%	6,590,000	6,394,145
Fresenius Medical Care U.S. Finance II, Inc. (a)
10/15/24	4.750%	413,000	413,000
Fresenius Medical Care US Finance II, Inc. (a)
10/15/20	4.125%	525,000	536,813
HCA, Inc.
02/15/20	6.500%	2,700,000	2,939,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
02/15/22	7.500%	$225,000	$250,313
02/01/25	5.375%	6,036,000	5,907,735
04/15/25	5.250%	1,376,000	1,386,320
HealthSouth Corp.
11/01/24	5.750%	195,000	195,488
LifePoint Health, Inc.
12/01/21	5.500%	400,000	409,000
12/01/23	5.875%	3,575,000	3,561,594
MEDNAX, Inc. (a)
12/01/23	5.250%	310,000	314,650
MPH Acquisition Holdings LLC (a)
06/01/24	7.125%	494,000	518,700
Memorial Sloan-Kettering Cancer Center
07/01/52	4.125%	4,630,000	4,497,577
NYU Hospitals Center
07/01/42	4.428%	4,000,000	3,841,952
07/01/43	5.750%	705,000	824,940
New York and Presbyterian Hospital (The)
08/01/16	4.763%	1,050,000	1,006,223
Northwell Healthcare, Inc.
11/01/42	4.800%	6,365,000	6,554,963
Ortho-Clinical Diagnostics, Inc./SA (a)
05/15/22	6.625%	975,000	814,125
Quest Diagnostics, Inc.
06/01/26	3.450%	3,255,000	3,207,399
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	491,000	493,455
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	241,000	245,820
Sutter Health
08/15/53	2.286%	2,300,000	2,277,000
Teleflex, Inc.
06/15/24	5.250%	250,000	253,438
Tenet Healthcare Corp.
02/01/20	6.750%	2,800,000	2,625,000
04/01/21	4.500%	1,086,000	1,053,420
10/01/21	4.375%	25,000	23,813
04/01/22	8.125%	763,000	698,145
06/15/23	6.750%	375,000	320,625
Tenet Healthcare Corp. (a)(b)
01/01/22	7.500%	124,000	127,488
Tenet Healthcare Corp. (c)
06/15/20	4.350%	1,700,000	1,700,000
Texas Health Resources
11/15/55	4.330%	700,000	696,956
Zimmer Biomet Holdings, Inc.
04/01/25	3.550%	985,000	962,592
Total			81,129,334

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance 0.3%

Aetna, Inc.
06/15/26	3.200%	$3,400,000	$3,327,087
06/15/36	4.250%	1,685,000	1,673,675
06/15/46	4.375%	2,574,000	2,537,068
Centene Corp.
05/15/22	4.750%	2,171,000	2,138,435
02/15/24	6.125%	313,000	318,039
01/15/25	4.750%	1,811,000	1,734,033
Molina Healthcare, Inc.
11/15/22	5.375%	354,000	354,443
UnitedHealth Group, Inc.
11/15/17	6.000%	2,383,000	2,489,258
07/15/25	3.750%	1,295,000	1,345,405
07/15/45	4.750%	460,000	505,687
Total			16,423,130

Healthcare REIT 0.5%
Alexandria Real Estate Equities, Inc.
04/01/22	4.600%	1,798,000	1,906,948
06/15/23	3.900%	8,000,000	8,116,968
HCP, Inc.
08/01/22	3.150%	3,575,000	3,523,295
11/15/23	4.250%	5,601,000	5,716,224
08/15/24	3.875%	782,000	776,102
Healthcare Trust of America Holdings LP
07/15/21	3.375%	3,455,000	3,489,091
Ventas Realty LP/Capital Corp.
04/01/20	2.700%	3,000,000	3,021,870
Ventas Realty LP
10/15/26	3.250%	2,305,000	2,192,871
Welltower, Inc.
04/01/19	4.125%	2,000,000	2,077,396
03/15/23	3.750%	2,145,000	2,182,329
Total			33,003,094
Home Construction 0.2%

Beazer Homes USA, Inc. (a)
03/15/22	8.750%	143,000	151,937
CalAtlantic Group, Inc.
11/15/24	5.875%	270,000	277,425
06/01/26	5.250%	2,323,000	2,253,310
Meritage Homes Corp.
04/01/22	7.000%	364,000	395,850
PulteGroup, Inc.
03/01/26	5.500%	1,700,000	1,685,125
01/15/27	5.000%	1,425,000	1,341,281
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	121,000	123,118
Toll Brothers Finance Corp.
11/15/25	4.875%	149,000	146,765
William Lyon Homes, Inc.
04/15/19	5.750%	4,000,000	4,040,000
Total			10,414,811

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy 0.8%

Afren PLC (a)(d)
12/09/20	0.000%	$195,167	$39
Anadarko Petroleum Corp.
07/15/24	3.450%	2,100,000	2,018,400
03/15/26	5.550%	1,150,000	1,257,684
09/15/36	6.450%	298,000	335,519
07/15/44	4.500%	580,000	513,882
Apache Corp.
01/15/23	2.625%	1,500,000	1,426,899
02/01/42	5.250%	1,200,000	1,231,922
California Resources Corp.
11/15/24	6.000%	40,000	24,600
Canadian Natural Resources Ltd.
02/15/37	6.500%	690,000	753,102
02/01/39	6.750%	450,000	502,020
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	1,011,000	1,031,220
Concho Resources, Inc.
04/01/23	5.500%	1,039,000	1,068,248
Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,538,916
ConocoPhillips Co.
03/15/26	4.950%	8,525,000	9,276,436
Continental Resources, Inc.
04/15/23	4.500%	652,000	634,070
06/01/24	3.800%	1,981,000	1,832,425
CrownRock LP/Finance, Inc. (a)
04/15/21	7.125%	150,000	155,625
02/15/23	7.750%	598,000	636,870
Denbury Resources, Inc. (a)
05/15/21	9.000%	296,000	307,100
Devon Energy Corp.
07/15/41	5.600%	2,500,000	2,422,165
Diamondback Energy, Inc. (a)
11/01/24	4.750%	72,000	72,090
EOG Resources, Inc.
03/15/23	2.625%	1,195,000	1,155,829
Extraction Oil & Gas Holdings LLC/Finance Corp. (a)
07/15/21	7.875%	657,000	691,493
Hess Corp.
02/15/41	5.600%	2,000,000	1,876,248
Laredo Petroleum, Inc.
03/15/23	6.250%	1,063,000	1,081,602
Newfield Exploration Co.
01/30/22	5.750%	33,000	34,155
07/01/24	5.625%	413,000	425,906
Noble Energy, Inc.
11/15/24	3.900%	1,000,000	993,488
11/15/44	5.050%	1,207,000	1,147,340
Oasis Petroleum, Inc.
01/15/23	6.875%	528,000	541,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)

Occidental Petroleum Corp.
02/15/27	3.000%	$705,000	$681,177
PDC Energy, Inc. (a)
09/15/24	6.125%	551,000	564,775
Parsley Energy LLC/Finance Corp. (a)
06/01/24	6.250%	631,000	653,085
QEP Resources, Inc.
05/01/23	5.250%	15,000	14,550
RSP Permian, Inc.
10/01/22	6.625%	1,044,000	1,096,200
Range Resources Corp.
05/15/25	4.875%	350,000	330,750
Ras Laffan Liquefied Natural Gas Co., Ltd. II (a)
09/30/20	5.298%	700,608	740,017
Rice Energy, Inc.
05/01/22	6.250%	325,000	332,313
05/01/23	7.250%	50,000	52,500
SM Energy Co.
06/01/25	5.625%	117,000	112,320
09/15/26	6.750%	452,000	464,430
WPX Energy, Inc.
01/15/22	6.000%	879,000	900,703
Whiting Petroleum Corp.
03/15/21	5.750%	335,000	329,975
04/01/23	6.250%	15,000	14,644
Woodside Finance Ltd. (a)
03/05/25	3.650%	3,379,000	3,269,210
09/15/26	3.700%	4,025,000	3,861,911
Total			49,405,053

Integrated Energy 0.6%

BP Capital Markets PLC
05/03/19	1.676%	2,905,000	2,880,244
05/06/22	3.245%	1,875,000	1,911,701
05/10/23	2.750%	2,945,000	2,877,200
11/28/23	3.216%	2,770,000	2,768,291
05/04/26	3.119%	1,890,000	1,834,631
11/28/28	3.723%	6,115,000	6,153,604
Cenovus Energy, Inc.
11/15/39	6.750%	2,580,000	2,729,663
Chevron Corp.
06/24/23	3.191%	700,000	713,784
05/16/26	2.954%	2,490,000	2,435,653
Husky Energy, Inc.
04/15/22	3.950%	3,000,000	3,114,939
Shell International Finance BV
08/10/18	1.900%	5,840,000	5,875,472
09/12/46	3.750%	1,890,000	1,695,850
Total			34,991,032

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Leisure 0.1%

Cinemark USA, Inc.
06/01/23	4.875%	$3,500,000	$3,535,000
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	239,000	243,780
Live Nation Entertainment, Inc. (a)
11/01/24	4.875%	225,000	223,875
Regal Entertainment Group
02/01/25	5.750%	275,000	276,375
Viking Cruises Ltd. (a)
10/15/22	8.500%	1,700,000	1,734,000
Total			6,013,030

Life Insurance 1.0%

American International Group, Inc.
02/15/24	4.125%	1,600,000	1,665,128
Five Corners Funding Trust (a)
11/15/23	4.419%	1,815,000	1,912,830
Guardian Life Global Funding (a)
04/26/21	2.000%	4,600,000	4,491,305
Guardian Life Insurance Co. of America (The) Subordinated (a)
06/19/64	4.875%	1,530,000	1,494,542
Jackson National Life Global Funding (a)
04/29/26	3.050%	3,620,000	3,463,721
Lincoln National Corp.
06/15/40	7.000%	930,000	1,146,306
Massachusetts Mutual Life Insurance Co. Subordinated (a)
04/15/65	4.500%	955,000	854,206
MetLife Capital Trust X Junior Subordinated (a)(c)
04/08/38	9.250%	7,702,000	10,782,800
MetLife Global Funding I (a)
09/13/19	1.550%	6,440,000	6,348,501
MetLife, Inc.
08/15/18	6.817%	3,000,000	3,248,292
Metropolitan Life Global Funding I (a)
04/11/22	3.875%	4,000,000	4,250,660
Northwestern Mutual Life Insurance Co. (The) Subordinated (a)
03/30/40	6.063%	1,250,000	1,531,804
Pricoa Global Funding I (a)
05/16/19	2.200%	4,850,000	4,876,399
09/13/19	1.450%	3,750,000	3,700,631
Principal Financial Group, Inc.
09/15/22	3.300%	1,510,000	1,535,244
05/15/23	3.125%	667,000	657,441
Prudential Financial, Inc.
12/01/17	6.000%	42,000	43,779

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)

TIAA Asset Management Finance Co. LLC (a)
11/01/24	4.125%	$1,050,000	$1,062,804
Teachers Insurance & Annuity Association of America Subordinated (a)
09/15/44	4.900%	1,420,000	1,505,120
Unum Group
05/15/21	3.000%	1,250,000	1,250,265
Voya Financial, Inc.
06/15/26	3.650%	2,872,000	2,771,652
06/15/46	4.800%	1,075,000	1,023,116
Total			59,616,546
Lodging 0.1%

Hilton Domestic Operating Co., Inc. (a)
09/01/24	4.250%	215,000	210,700
Hilton Grand Vacations Borrower LLC/Inc. (a)
12/01/24	6.125%	105,000	107,625
Marriott International, Inc.
06/15/26	3.125%	4,235,000	4,035,438
Playa Resorts Holding BV (a)
08/15/20	8.000%	462,000	474,705
RHP Hotel Properties LP/Finance Corp.
04/15/23	5.000%	2,400,000	2,430,000
Total			7,258,468
Media and Entertainment 1.0%

21st Century Fox America, Inc.
08/15/20	5.650%	1,760,000	1,954,392
03/15/33	6.550%	1,000,000	1,212,631
01/09/38	6.750%	220,000	260,669
02/15/41	6.150%	2,040,000	2,415,168
21st Century Fox America, Inc. (a)
11/15/46	4.750%	565,000	573,263
AMC Networks, Inc.
04/01/24	5.000%	2,780,000	2,786,950
Activision Blizzard, Inc. (a)
09/15/21	2.300%	795,000	775,069
CBS Radio, Inc. (a)
11/01/24	7.250%	79,000	82,999
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	625,000	631,250
Electronic Arts, Inc.
03/01/21	3.700%	2,000,000	2,074,020
Entercom Radio LLC
12/01/19	10.500%	275,000	282,219
Grupo Televisa SAB
05/15/18	6.000%	200,000	210,981
05/13/45	5.000%	2,100,000	1,768,929
Lamar Media Corp.
05/01/23	5.000%	375,000	381,562
01/15/24	5.375%	125,000	128,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media and Entertainment (continued)
02/01/26	5.750%	$162,000	$171,023
Lin Television Corp.
11/15/22	5.875%	300,000	304,500
MDC Partners, Inc. (a)
05/01/24	6.500%	741,000	636,334
Match Group, Inc.
06/01/24	6.375%	403,000	425,669
Netflix, Inc.
02/15/22	5.500%	227,000	242,890
02/15/25	5.875%	470,000	502,952
Netflix, Inc. (a)
11/15/26	4.375%	598,000	582,308
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	75,000	77,719
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	3,350,000	3,417,000
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	125,000	130,156
03/15/25	5.875%	356,000	366,680
S&P Global, Inc. (a)
01/22/27	2.950%	2,400,000	2,248,159
Scripps Networks Interactive, Inc.
06/15/22	3.500%	3,739,000	3,777,856
Sinclair Television Group, Inc.
10/01/22	6.125%	75,000	77,813
Sinclair Television Group, Inc. (a)
08/01/24	5.625%	550,000	543,125
Sky PLC (a)
09/16/24	3.750%	5,769,000	5,750,135
TEGNA, Inc.
10/15/23	6.375%	325,000	341,861
TEGNA, Inc. (a)
09/15/24	5.500%	200,000	203,000
Thomson Reuters Corp.
05/15/26	3.350%	5,085,000	4,949,459
Time Warner, Inc.
03/29/21	4.750%	1,700,000	1,830,111
01/15/26	3.875%	3,375,000	3,393,151
03/29/41	6.250%	2,280,000	2,632,593
Time Warner, Inc. (b)
02/15/27	3.800%	6,745,000	6,712,604
Tribune Media Co.
07/15/22	5.875%	475,000	463,220
Univision Communications, Inc. (a)
02/15/25	5.125%	584,000	553,340
Viacom, Inc.
04/01/19	2.200%	455,000	453,973
09/01/23	4.250%	2,410,000	2,478,521
10/04/26	3.450%	1,250,000	1,193,870
Total			59,998,874

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Metals 0.5%

Alcoa, Inc.
04/15/21	5.400%	$2,250,000	$2,376,562
ArcelorMittal (c)
02/25/22	7.250%	587,000	660,375
03/01/41	7.750%	730,000	750,002
BHP Billiton Finance USA Ltd. Junior Subordinated (a)(c)
10/19/75	6.750%	2,635,000	2,905,087
Barrick Gold Corp.
05/01/23	4.100%	6,300,000	6,533,906
Barrick North America Finance LLC
05/30/21	4.400%	3,845,000	4,083,801
Constellium NV (a)
05/15/24	5.750%	456,000	424,080
Freeport-McMoRan, Inc.
11/14/17	2.300%	1,500,000	1,496,250
03/15/23	3.875%	543,000	510,420
11/14/24	4.550%	756,000	718,200
11/14/34	5.400%	300,000	262,500
Glencore Funding LLC (a)
01/15/19	2.500%	574,000	569,695
Novelis Corp. (a)
09/30/26	5.875%	785,000	784,019
Rio Tinto Finance USA PLC
03/22/22	3.500%	700,000	726,828
Southern Copper Corp.
11/08/22	3.500%	130,000	128,476
04/23/25	3.875%	600,000	584,376
11/08/42	5.250%	1,400,000	1,271,484
04/23/45	5.875%	2,603,000	2,483,468
Teck Resources Ltd.
07/15/41	6.250%	419,000	420,068
Teck Resources Ltd. (a)
06/01/24	8.500%	291,000	339,743
Vale Overseas Ltd.
01/11/22	4.375%	113,000	112,153
08/10/26	6.250%	895,000	931,919
11/10/39	6.875%	80,000	75,766
Vale SA
09/11/42	5.625%	50,000	42,993
Total			29,192,171

Midstream 1.6%

Boardwalk Pipeline Partners LP
02/01/23	3.375%	2,000,000	1,888,576
Buckeye Partners LP
12/01/26	3.950%	3,685,000	3,533,115
Cheniere Corpus Christi Holdings LLC (a)
06/30/24	7.000%	230,000	244,950
Colorado Interstate Gas Co. LLC/Issuing Corp. (a)
08/15/26	4.150%	2,290,000	2,181,053

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Midstream (continued)

Columbia Pipeline Group, Inc.
06/01/45	5.800%	$1,682,000	$1,891,821
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	125,000	127,188
03/01/22	6.125%	50,000	50,500
04/01/23	6.250%	50,000	50,750
Enbridge Energy Partners LP
10/15/25	5.875%	1,000,000	1,114,470
Energy Transfer Equity LP
01/15/24	5.875%	575,000	589,375
06/01/27	5.500%	780,000	760,500
Energy Transfer Partners LP
02/01/23	3.600%	1,625,000	1,579,589
10/01/43	5.950%	350,000	344,916
Energy Transfer Partners LP (c)
11/01/66	3.903%	1,280,000	982,400
Enterprise Products Operating LLC
02/15/25	3.750%	1,055,000	1,054,590
05/15/46	4.900%	1,400,000	1,355,831
Enterprise Products Operating LLC (c) Junior Subordinated
08/01/66	4.593%	4,055,000	3,806,631
Ferrellgas Partners LP/Finance Corp.
05/01/21	6.500%	350,000	330,750
01/15/22	6.750%	150,000	141,375
06/15/23	6.750%	200,000	186,000
Florida Gas Transmission Co. LLC (a)
07/15/22	3.875%	2,250,000	2,276,381
Kinder Morgan Energy Partners LP
11/01/42	4.700%	1,190,000	1,038,634
Kinder Morgan, Inc.
06/01/18	7.250%	390,000	417,852
Kinder Morgan, Inc. (a)
11/15/23	5.625%	3,955,000	4,288,755
MPLX LP
07/15/23	4.500%	155,000	155,183
12/01/24	4.875%	1,855,000	1,869,033
06/01/25	4.875%	200,000	201,184
Magellan Midstream Partners LP
09/15/46	4.250%	320,000	291,236
Plains All American Pipeline LP/Finance Corp.
01/31/23	2.850%	6,860,000	6,430,770
12/15/26	4.500%	5,266,000	5,208,590
06/01/42	5.150%	2,510,000	2,259,018
Regency Energy Partners LP/Finance Corp.
10/01/22	5.000%	2,680,000	2,835,335
11/01/23	4.500%	1,000,000	1,010,782
Rockies Express Pipeline LLC (a)
01/15/19	6.000%	500,000	520,000
Ruby Pipeline LLC (a)
04/01/22	6.000%	3,000,000	3,090,939
Sabine Pass Liquefaction LLC
03/01/25	5.625%	899,000	937,207
Sabine Pass Liquefaction LLC (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Midstream (continued)

03/15/27	5.000%	$345,000	$340,687
Southern Natural Gas Co. LLC
02/15/31	7.350%	2,910,000	3,357,893
Spectra Energy Capital LLC
02/15/32	6.750%	1,740,000	1,931,492
Suburban Propane Partners LP/Energy Finance Corp.
08/01/21	7.375%	386,000	399,510
03/01/25	5.750%	225,000	226,125
Targa Pipeline Partners LP/Finance Corp.
08/01/23	5.875%	100,000	96,500
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	646,000	608,855
03/15/24	6.750%	129,000	136,740
Targa Resources Partners LP/Finance Corp. (a)
02/01/27	5.375%	1,236,000	1,220,550
Tennessee Gas Pipeline Co. LLC
06/15/32	8.375%	2,465,000	2,980,390
04/01/37	7.625%	550,000	626,653
Tesoro Logistics LP/Finance Corp.
10/01/20	5.875%	198,000	204,415
10/15/21	6.125%	300,000	313,875
10/15/22	6.250%	315,000	337,050
05/01/24	6.375%	233,000	251,349
Tesoro Logistics LP/Finance Corp. (b)
01/15/25	5.250%	342,000	346,275
Texas Eastern Transmission LP (a)
10/15/22	2.800%	3,350,000	3,250,612
Transcanada Trust Junior Subordinated (c)
08/15/76	5.875%	3,995,000	4,134,825
Transcontinental Gas Pipe Line Co. LLC (a)
02/01/26	7.850%	2,880,000	3,571,134
Western Gas Partners LP
07/01/22	4.000%	328,000	327,457
06/01/25	3.950%	460,000	445,136
Western Refining Logistics LP/Finance Corp.
02/15/23	7.500%	275,000	295,625
Williams Companies, Inc. (The)
01/15/23	3.700%	429,000	404,332
06/24/24	4.550%	1,040,000	1,014,000
Williams Partners LP/ACMP Finance Corp.
07/15/22	6.125%	325,000	333,509
05/15/23	4.875%	7,420,000	7,509,545
Williams Partners LP
11/15/20	4.125%	1,000,000	1,023,186
03/15/22	3.600%	1,000,000	988,433
03/04/24	4.300%	2,787,000	2,774,952
01/15/25	3.900%	1,050,000	1,009,721
04/15/40	6.300%	4,660,000	4,718,264
01/15/45	4.900%	1,030,000	900,927
Total			101,125,296

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Natural Gas 0.3%

Atmos Energy Corp.
10/15/44	4.125%	$2,045,000	$2,001,323
NiSource Finance Corp.
02/15/23	3.850%	1,175,000	1,212,963
12/15/40	6.250%	1,641,000	2,007,002
Sempra Energy
02/15/19	9.800%	1,000,000	1,164,276
11/15/20	2.850%	3,455,000	3,485,646
10/01/22	2.875%	5,450,000	5,434,522
06/15/24	3.550%	1,500,000	1,521,320
11/15/25	3.750%	3,785,000	3,840,325
Total			20,667,377

Office REIT 0.3%

Boston Properties LP
11/15/20	5.625%	4,590,000	5,075,255
02/01/23	3.850%	2,500,000	2,568,700
Highwoods Realty LP
03/15/17	5.850%	3,069,000	3,105,957
SL Green Realty Corp.
08/15/18	5.000%	6,935,000	7,200,860
Total			17,950,772

Oil Field Services 0.4%

Nabors Industries, Inc.
09/15/21	4.625%	3,250,000	3,176,875
Noble Holding International Ltd.
03/15/17	2.500%	7,500,000	7,471,875
Noble Holding International Ltd. (c)
03/16/18	5.250%	9,249,000	9,168,071
Precision Drilling Corp. (a)
12/15/23	7.750%	24,000	24,360
SESI LLC
05/01/19	6.375%	250,000	246,875
12/15/21	7.125%	74,000	72,335
Schlumberger Holdings Corp. (a)
12/21/25	4.000%	2,100,000	2,173,343
Schlumberger Investment SA
12/01/23	3.650%	1,016,000	1,054,885
Weatherford International Ltd.
06/15/21	7.750%	537,000	524,918
06/15/23	8.250%	69,000	67,275
Weatherford International Ltd. (a)
02/15/24	9.875%	48,000	49,440
Total			24,030,252

Other Financial Institutions —%

PT Perusahaan Gas Negara Persero Tbk (a)
05/16/24	5.125%	1,500,000	1,538,331
Tanner Servicios Financieros SA (a)
03/13/18	4.375%	200,000	202,000
Total			1,740,331

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Other Industry 0.2%

Anixter, Inc.
03/01/23	5.500%	$75,000	$77,438
Belden, Inc. (a)
07/15/24	5.250%	350,000	348,250
Massachusetts Institute of Technology
07/01/14	4.678%	2,073,000	2,089,113
07/01/16	3.885%	2,035,000	1,749,129
President and Fellows of Harvard College
07/15/46	3.150%	3,211,000	2,895,253
07/15/56	3.300%	2,230,000	1,989,689
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	375,000	357,187
University of Southern California
10/01/39	3.028%	4,525,000	4,006,032
Total			13,512,091

Other REIT 0.2%

Duke Realty LP
06/15/22	4.375%	3,770,000	4,023,887
Host Hotels & Resorts LP
06/15/25	4.000%	1,050,000	1,033,846
02/01/26	4.500%	520,000	524,013
Liberty Property LP
06/15/23	3.375%	2,500,000	2,485,080
ProLogis LP
02/01/21	3.350%	1,000,000	1,030,954
08/15/23	4.250%	1,600,000	1,703,086
Total			10,800,866

Packaging 0.1%

ARD Finance SA PIK (a)
09/15/23	7.125%	226,000	224,022
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	275,000	280,156
06/30/21	6.000%	150,000	151,313
05/15/23	4.625%	336,000	331,590
05/15/24	7.250%	750,000	783,750
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)(c)
12/15/19	3.850%	800,000	814,000
Berry Plastics Corp.
10/15/22	6.000%	615,000	646,519
Owens-Brockway Glass Container, Inc. (a)
01/15/22	5.000%	50,000	51,000
08/15/23	5.875%	100,000	104,500
01/15/25	5.375%	150,000	150,188
08/15/25	6.375%	225,000	237,656
Plastipak Holdings, Inc. (a)
10/01/21	6.500%	368,000	384,560
Reynolds Group Issuer, Inc./LLC
10/15/20	5.750%	1,375,000	1,414,531
Reynolds Group Issuer, Inc./LLC (a)
07/15/24	7.000%	554,000	584,816

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Packaging (continued)

Signode Industrial Group Luxembourg SA/US, Inc. (a)
05/01/22	6.375%	$56,000	$56,420
Total			6,215,021

Paper 0.2%

Celulosa Arauco y Constitucion SA
07/29/19	7.250%	150,000	166,247
International Paper Co.
11/15/39	7.300%	2,000,000	2,499,618
08/15/47	4.400%	1,090,000	1,004,898
Packaging Corp. of America
11/01/23	4.500%	1,070,000	1,134,234
Plum Creek Timberlands LP
03/15/23	3.250%	1,630,000	1,552,375
Weyerhaeuser Co.
10/01/19	7.375%	1,000,000	1,129,302
03/15/32	7.375%	1,630,000	2,056,207
Total			9,542,881

Pharmaceuticals 1.8%

AbbVie, Inc.
11/06/17	1.750%	2,740,000	2,746,434
05/14/18	1.800%	1,000,000	999,374
05/14/20	2.500%	1,200,000	1,197,196
05/14/25	3.600%	4,995,000	4,935,225
05/14/26	3.200%	1,854,000	1,761,300
05/14/45	4.700%	2,100,000	2,060,220
05/14/46	4.450%	3,205,000	3,006,309
Actavis Funding SCS
06/15/19	2.450%	2,000,000	2,011,496
03/15/22	3.450%	7,481,000	7,588,906
03/15/25	3.800%	9,795,000	9,871,920
03/15/35	4.550%	1,000,000	985,529
Actavis, Inc.
10/01/42	4.625%	2,995,000	2,883,939
Amgen, Inc.
05/22/19	2.200%	5,740,000	5,774,096
05/01/45	4.400%	6,116,000	5,839,844
Amgen, Inc. (a)
06/15/48	4.563%	1,397,000	1,351,852
06/15/51	4.663%	1,135,000	1,101,187
Bayer US Finance LLC (a)
10/08/19	2.375%	1,310,000	1,314,736
10/08/24	3.375%	520,000	515,332
Celgene Corp.
08/15/25	3.875%	690,000	701,500
08/15/45	5.000%	4,495,000	4,646,935
Endo Finance LLC/Finco, Inc. (a)(c)
02/01/25	6.000%	882,000	753,008
Endo Finance LLC/Ltd./Finco, Inc. (a)
07/15/23	6.000%	250,000	222,500
Forest Laboratories LLC (a)
02/01/19	4.375%	3,275,000	3,406,550
Gilead Sciences, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
04/01/21	4.500%	$1,500,000	$1,620,028
09/01/23	2.500%	3,155,000	3,035,085
02/01/25	3.500%	1,310,000	1,313,052
03/01/27	2.950%	1,750,000	1,661,278
02/01/45	4.500%	3,114,000	3,074,558
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	425,000	437,750
Jaguar Holding Co. II/Pharmaceutical Product Development LLC (a)
08/01/23	6.375%	791,000	814,793
Johnson & Johnson
12/05/33	4.375%	3,020,000	3,329,151
Mallinckrodt International Finance SA/CB LLC (a)
04/15/20	4.875%	50,000	49,000
10/15/23	5.625%	150,000	135,750
04/15/25	5.500%	468,000	397,800
Mallinckrodt International Finance SA
04/15/23	4.750%	375,000	316,875
Mylan NV (a)
06/15/21	3.150%	4,530,000	4,458,589
Pfizer, Inc.
12/15/26	3.000%	3,135,000	3,090,417
12/15/36	4.000%	3,150,000	3,160,382
Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%	9,400,000	9,276,381
09/23/23	2.875%	5,730,000	5,480,791
09/23/26	3.200%	2,310,000	2,166,600
Valeant Pharmaceuticals International, Inc. (a)
07/15/21	7.500%	350,000	295,750
12/01/21	5.625%	225,000	174,375
03/01/23	5.500%	1,100,000	808,500
05/15/23	5.875%	800,000	596,000
04/15/25	6.125%	3,230,000	2,390,200
Total			113,758,493
Property & Casualty 0.8%
Berkshire Hathaway Finance Corp.
08/15/19	1.300%	1,820,000	1,795,630
05/15/42	4.400%	3,850,000	3,987,510
05/15/43	4.300%	720,000	737,118
Berkshire Hathaway, Inc.
03/15/26	3.125%	6,135,000	6,086,865
CNA Financial Corp.
11/15/19	7.350%	3,435,000	3,911,459
08/15/21	5.750%	925,000	1,034,077
Chubb Corp. (The) Junior Subordinated (c)
04/15/37	6.375%	5,910,000	5,511,075
Chubb INA Holdings, Inc.
05/15/24	3.350%	910,000	928,048
05/03/26	3.350%	940,000	946,059
Farmers Exchange Capital II Subordinated (a)(c)
11/01/53	6.151%	2,700,000	2,763,382

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Farmers Exchange Capital (a)
Subordinated
07/15/28	7.050%	$1,000,000	$1,153,400
07/15/48	7.200%	1,615,000	1,815,682
HUB International Ltd. (a)
02/15/21	9.250%	109,000	112,270
10/01/21	7.875%	739,000	754,704
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	4,365,000	4,733,650
06/15/23	4.250%	275,000	289,082
05/01/42	6.500%	1,240,000	1,466,072
08/01/44	4.850%	1,000,000	978,779
Loews Corp.
04/01/26	3.750%	10,116,000	10,275,094
05/15/43	4.125%	1,219,000	1,153,659
Nationwide Mutual Insurance Co. Subordinated (a)(c)
12/15/24	3.140%	1,725,000	1,697,502
Total			52,131,117
Railroads 0.2%
BNSF Funding Trust I Junior Subordinated (c)
12/15/55	6.613%	1,513,000	1,738,059
Burlington Northern Santa Fe LLC
09/15/21	3.450%	295,000	308,127
09/01/22	3.050%	475,000	485,922
03/15/43	4.450%	2,500,000	2,585,640
CSX Corp.
11/01/26	2.600%	3,700,000	3,466,796
Canadian Pacific Railway Ltd.
01/15/22	4.500%	600,000	647,397
Kansas City Southern
05/15/23	3.000%	2,740,000	2,668,256
08/15/45	4.950%	1,879,000	1,919,177
Union Pacific Corp.
02/15/19	2.250%	765,000	772,652
Total			14,592,026
Refining 0.3%
HollyFrontier Corp.
04/01/26	5.875%	6,305,000	6,317,963
Marathon Petroleum Corp.
03/01/21	5.125%	1,000,000	1,083,705
09/15/44	4.750%	5,425,000	4,444,187
Northern Tier Energy LLC/Finance Corp.
11/15/20	7.125%	100,000	103,875
Phillips 66
11/15/44	4.875%	1,550,000	1,595,661
Tesoro Corp.
04/01/24	5.125%	225,000	232,875
Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,311,356

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Refining (continued)
09/15/26	3.400%	$2,075,000	$1,964,131
Total			18,053,753
Restaurants —%
BC ULC/New Red Finance, Inc. (a)
04/01/22	6.000%	800,000	834,000
Brinker International, Inc. (a)
10/01/24	5.000%	1,425,000	1,425,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a)
06/01/26	5.250%	496,000	500,960
Yum! Brands, Inc.
11/01/23	3.875%	275,000	262,625
Total			3,022,585
Retail REIT 0.1%
Kimco Realty Corp.
11/01/22	3.400%	290,000	294,580
06/01/23	3.125%	3,230,000	3,205,529
Simon Property Group LP
11/30/26	3.250%	3,590,000	3,534,481
Total			7,034,590
Retailers 0.6%
Asbury Automotive Group, Inc.
12/15/24	6.000%	247,000	249,470
AutoNation, Inc.
01/15/21	3.350%	660,000	667,307
AutoZone, Inc.
01/13/17	1.300%	775,000	775,305
04/21/26	3.125%	415,000	399,185
CVS Health Corp.
12/01/22	4.750%	7,654,000	8,326,419
12/05/23	4.000%	515,000	537,172
07/20/25	3.875%	877,000	899,816
06/01/26	2.875%	2,320,000	2,197,980
07/20/45	5.125%	705,000	773,448
CVS Pass-Through Trust (a)
01/10/36	4.704%	130,833	137,664
08/11/36	4.163%	2,278,154	2,287,483
Dollar General Corp.
11/01/25	4.150%	880,000	905,786
El Puerto de Liverpool SAB de CV (a)
10/06/26	3.875%	2,710,000	2,479,650
Group 1 Automotive, Inc. (a)
12/15/23	5.250%	206,000	201,365
Hanesbrands, Inc. (a)
05/15/24	4.625%	216,000	215,460
05/15/26	4.875%	291,000	290,214
L Brands, Inc.
02/15/22	5.625%	4,000,000	4,240,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Michaels Stores, Inc. (a)
12/15/20	5.875%	$425,000	$437,537
O’Reilly Automotive, Inc.
03/15/26	3.550%	680,000	676,869
Party City Holdings, Inc. (a)
08/15/23	6.125%	425,000	440,937
Penske Automotive Group, Inc.
12/01/24	5.375%	304,000	298,680
PetSmart, Inc. (a)
03/15/23	7.125%	725,000	742,219
Rite Aid Corp.
Junior Subordinated
02/15/27	7.700%	55,000	67,925
Rite Aid Corp. (a)
04/01/23	6.125%	654,000	699,061
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	425,000	440,406
Wal-Mart Stores, Inc.
04/22/24	3.300%	2,100,000	2,163,611
08/15/37	6.500%	1,275,000	1,727,220
Walgreens Boots Alliance, Inc.
05/30/18	1.750%	2,385,000	2,389,350
11/18/44	4.800%	1,950,000	1,952,510
Total			37,620,049
Supermarkets 0.1%
Koninklijke Ahold Delhaize NV
10/01/40	5.700%	200,000	219,661
Kroger Co. (The)
12/15/18	6.800%	3,060,000	3,361,263
Total			3,580,924
Supranational 0.1%
Corporación Andina de Fomento
09/27/21	2.125%	3,215,000	3,118,743
06/04/19	8.125%	1,400,000	1,592,426
06/15/22	4.375%	400,000	427,728
Total			5,138,897
Technology 2.1%
Alliance Data Systems Corp. (a)
11/01/21	5.875%	178,000	178,445
08/01/22	5.375%	189,000	180,023
Apple, Inc.
02/09/22	2.150%	2,000,000	1,965,040
05/06/44	4.450%	550,000	557,313
Avnet, Inc. (b)
12/01/21	3.750%	2,515,000	2,523,151
CDW LLC/Finance Corp.
08/15/22	6.000%	1,045,000	1,107,700
09/01/23	5.000%	175,000	175,875
12/01/24	5.500%	300,000	307,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Camelot Finance SA (a)
10/15/24	7.875%	$208,000	$212,680
Cisco Systems, Inc. (c)
09/20/19	1.197%	3,645,000	3,654,637
CommScope Technologies Finance LLC (a)
06/15/25	6.000%	3,200,000	3,336,000
CommScope, Inc. (a)
06/15/24	5.500%	250,000	255,900
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)
06/01/19	3.480%	6,460,000	6,579,878
06/15/21	4.420%	3,795,000	3,905,028
06/15/23	5.450%	9,070,000	9,460,527
Equifax, Inc.
12/15/22	3.300%	375,000	381,041
Equinix, Inc.
01/15/26	5.875%	453,000	469,992
Fidelity National Information Services, Inc.
04/15/23	3.500%	2,500,000	2,528,825
08/15/26	3.000%	2,390,000	2,227,528
First Data Corp. (a)
08/15/23	5.375%	225,000	232,875
12/01/23	7.000%	6,005,000	6,286,514
01/15/24	5.750%	1,919,000	1,942,987
Flextronics International Ltd.
06/15/25	4.750%	385,000	405,033
HP, Inc.
06/01/21	4.300%	3,865,000	4,058,003
Hewlett Packard Enterprise Co. (a)
10/15/25	5.150%	3,155,000	3,227,366
Hewlett Packard Enterprise Co. (a)(c)
10/05/18	2.850%	2,000,000	2,029,394
10/15/20	3.600%	690,000	709,838
10/15/22	4.400%	1,886,000	2,010,487
10/15/45	6.600%	4,770,000	4,703,358
Infor US, Inc.
05/15/22	6.500%	700,000	719,250
Informatica LLC (a)
07/15/23	7.125%	140,000	132,300
Ingram Micro, Inc.
12/15/24	4.950%	1,250,000	1,228,447
Intel Corp.
05/19/26	2.600%	2,475,000	2,396,607
Jabil Circuit, Inc.
12/15/20	5.625%	1,000,000	1,062,500
MSCI, Inc. (a)
08/15/25	5.750%	271,000	284,550
08/01/26	4.750%	850,000	830,875
Micron Technology, Inc.
02/01/25	5.500%	100,000	98,250
Micron Technology, Inc. (a)
08/01/23	5.250%	225,000	222,188
01/15/24	5.250%	125,000	122,201

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Microsemi Corp. (a)
04/15/23	9.125%	$325,000	$376,188
Microsoft Corp.
08/08/23	2.000%	2,764,000	2,633,771
08/08/26	2.400%	2,811,000	2,669,188
08/08/46	3.700%	1,660,000	1,544,955
02/12/55	4.000%	640,000	592,682
NCR Corp.
02/15/21	4.625%	600,000	612,000
07/15/22	5.000%	50,000	50,250
12/15/23	6.375%	125,000	131,563
NXP BV/Funding LLC (a)
02/15/21	5.750%	2,205,000	2,287,687
06/01/21	4.125%	850,000	886,125
06/15/22	4.625%	618,000	653,535
09/01/22	3.875%	155,000	158,875
Nuance Communications, Inc. (a)
08/15/20	5.375%	3,925,000	4,003,500
Oracle Corp.
10/08/19	2.250%	3,000,000	3,035,724
09/15/23	2.400%	9,770,000	9,438,084
07/15/26	2.650%	4,855,000	4,607,808
07/08/34	4.300%	1,645,000	1,692,430
07/15/36	3.850%	1,500,000	1,453,011
PTC, Inc.
05/15/24	6.000%	288,000	303,120
Pitney Bowes, Inc.
10/01/21	3.375%	3,170,000	3,085,583
Qualitytech LP/Finance Corp.
08/01/22	5.875%	288,000	294,480
Quintiles IMS, Inc. (a)
05/15/23	4.875%	117,000	119,282
10/15/26	5.000%	2,033,000	2,007,587
Riverbed Technology, Inc. (a)
03/01/23	8.875%	134,000	139,695
SS&C Technologies Holdings, Inc.
07/15/23	5.875%	775,000	790,500
Sensata Technologies BV (a)
11/01/24	5.625%	75,000	78,188
10/01/25	5.000%	150,000	147,750
Sensata Technologies UK Financing Co. PLC (a)
02/15/26	6.250%	3,083,000	3,229,442
Solera LLC/Finance, Inc. (a)
03/01/24	10.500%	379,000	418,795
Total System Services, Inc.
04/01/26	4.800%	1,415,000	1,504,492
VeriSign, Inc.
05/01/23	4.625%	538,000	546,743
Western Digital Corp. (a)
04/01/24	10.500%	3,750,000	4,340,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Xerox Corp.
05/15/20	2.800%	$4,228,000	$4,163,967
Total			130,707,731
Tobacco 0.1%
Reynolds American, Inc.
06/12/25	4.450%	1,325,000	1,403,701
08/04/41	7.000%	1,170,000	1,380,297
08/15/45	5.850%	1,450,000	1,710,794
Total			4,494,792
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/23	5.500%	75,000	72,469
Avis Budget Car Rental LLC/Finance, Inc. (a)
04/01/24	6.375%	225,000	221,062
ERAC U.S.A. Finance LLC (a)
10/01/20	5.250%	2,500,000	2,713,697
11/01/23	2.700%	2,830,000	2,712,764
11/15/24	3.850%	2,500,000	2,550,515
12/01/26	3.300%	3,950,000	3,796,448
11/01/46	4.200%	2,645,000	2,395,058
Hertz Corp. (The)
04/15/19	6.750%	62,000	62,445
10/15/20	5.875%	25,000	24,375
10/15/22	6.250%	225,000	212,063
Hertz Corp. (The) (a)
10/15/24	5.500%	323,000	281,414
Penske Truck Leasing Co. LP/Finance Corp. (a)
04/01/21	3.300%	2,000,000	2,025,470
02/01/22	3.375%	1,200,000	1,211,842
Ryder System, Inc.
06/01/17	3.500%	1,000,000	1,009,024
11/15/18	2.450%	660,000	666,220
06/01/19	2.550%	1,500,000	1,515,136
Total			21,470,002
Wireless 0.5%
America Movil SAB de CV
03/30/20	5.000%	300,000	321,989
07/16/22	3.125%	200,000	196,073
American Tower Corp.
02/15/24	5.000%	665,000	715,012
Bharti Airtel International Netherlands BV (a)
05/20/24	5.350%	300,000	313,527
Crown Castle International Corp.
04/15/22	4.875%	1,625,000	1,751,490
01/15/23	5.250%	1,710,000	1,858,873
Digicel Group Ltd. (a)
09/30/20	8.250%	600,000	502,500
SBA Communications Corp. (a)
09/01/24	4.875%	1,799,000	1,733,786
SFR Group SA (a)
05/15/22	6.000%	262,000	263,965
05/01/26	7.375%	948,000	945,630

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
Sprint Communications, Inc.
08/15/20	7.000%	$102,000	$105,825
04/15/22	9.250%	3,650,000	4,060,114
Sprint Communications, Inc. (a)
03/01/20	7.000%	643,000	691,624
Sprint Corp.
09/15/23	7.875%	525,000	542,062
06/15/24	7.125%	1,560,000	1,551,233
02/15/25	7.625%	699,000	710,359
Sprint Spectrum Co. I/II/III LLC (a)
09/20/21	3.360%	5,380,000	5,393,450
T-Mobile USA, Inc.
04/28/21	6.633%	2,250,000	2,348,437
04/28/22	6.731%	449,000	469,138
03/01/23	6.000%	50,000	52,375
04/01/23	6.625%	1,959,000	2,071,642
04/28/23	6.836%	50,000	53,063
01/15/24	6.500%	1,689,000	1,804,578
03/01/25	6.375%	350,000	374,062
01/15/26	6.500%	786,000	848,880
Wind Acquisition Finance SA (a)
04/30/20	6.500%	136,000	141,658
07/15/20	4.750%	185,000	185,185
04/23/21	7.375%	162,000	165,240
Total			30,171,770
Wirelines 1.3%
AT&T, Inc.
03/15/22	3.800%	1,960,000	1,998,747
02/17/23	3.600%	3,120,000	3,124,493
02/17/26	4.125%	4,085,000	4,114,714
03/15/42	5.150%	1,140,000	1,127,522
12/15/42	4.300%	2,260,000	1,977,731
06/15/44	4.800%	7,070,000	6,626,025
05/15/46	4.750%	2,720,000	2,540,529
AT&T, Inc. (a)
03/09/48	4.500%	1,320,000	1,176,146
03/09/49	4.550%	1,850,000	1,652,305
CenturyLink, Inc.
12/01/23	6.750%	597,000	597,000
04/01/25	5.625%	86,000	80,356
Deutsche Telekom International Finance BV
06/01/32	9.250%	625,000	959,054
Deutsche Telekom International Finance BV (a)
09/19/23	2.485%	6,845,000	6,517,446
Frontier Communications Corp.
09/15/25	11.000%	1,729,000	1,733,322
Level 3 Communications, Inc.
12/01/22	5.750%	275,000	281,188
Level 3 Financing, Inc.
02/01/23	5.625%	330,000	334,950
01/15/24	5.375%	50,000	50,188
05/01/25	5.375%	844,000	839,780
Level 3 Financing, Inc. (a)
03/15/26	5.250%	213,000	209,273

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Orange SA (c)
03/01/31	9.000%	$1,705,000	$2,563,844
Qwest Corp.
09/15/25	7.250%	3,978,000	4,283,896
Telecom Italia SpA (a)
05/30/24	5.303%	381,000	374,809
Telefonica Emisiones SAU
04/27/18	3.192%	870,000	883,281
Verizon Communications, Inc.
09/15/23	5.150%	15,713,000	17,396,507
03/15/24	4.150%	750,000	786,392
03/15/34	5.050%	1,827,000	1,910,949
11/01/34	4.400%	7,065,000	6,881,381
11/01/41	4.750%	2,000,000	1,954,356
11/01/42	3.850%	1,395,000	1,201,261
09/15/43	6.550%	1,000,000	1,246,408
08/21/46	4.862%	1,399,000	1,402,787
03/15/55	4.672%	1,725,000	1,609,114
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	303,000	315,877
05/15/25	6.375%	362,000	376,480
Total			79,128,111
Total Corporate Bonds & Notes (Cost: $2,379,531,498)			$2,365,396,132

Residential Mortgage-Backed Securities - Agency 17.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/30	3.511%	4,290,000	4,421,613
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (c)(e)
CMO IO Series K051 Class X1
09/25/25	0.687%	19,177,083	756,189
CMO IO Series K058 Class X1
08/25/26	0.931%	2,490,000	177,567
Federal Home Loan Mortgage Corp.
04/01/21	9.000%	466	471
03/01/22-08/01/22	8.500%	7,271	7,880
08/01/24-02/01/25	8.000%	29,051	31,845
10/01/28-07/01/32	7.000%	407,865	476,459
03/01/31-11/01/46	3.000%	43,451,433	43,427,885
10/01/31-07/01/37	6.000%	1,178,758	1,375,429
04/01/33-05/01/41	5.000%	1,035,682	1,134,642
04/01/33-09/01/39	5.500%	2,316,909	2,619,740

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
11/01/36-10/01/37	6.500%	$526,211	$600,840
09/01/40-06/01/46	4.000%	37,932,960	40,180,984
09/01/40-07/01/41	4.500%	3,850,367	4,162,079
05/01/43-09/01/46	3.500%	112,865,625	116,208,822
CMO Series 3071 Class ZP
11/15/35	5.500%	5,522,743	6,769,351
CMO Series 3741 Class PD
10/15/40	4.000%	1,855,000	1,975,179
CMO Series 3809 Class HZ
02/15/41	4.000%	2,218,648	2,361,675
CMO Series 4247 Class AY
09/15/43	4.500%	1,000,000	1,105,402
CMO Series 4396 Class PZ
06/15/37	3.000%	657,940	599,969
CMO Series 4496 Class PZ
07/15/45	2.500%	592,401	499,177
Federal Home Loan Mortgage Corp. (b)
12/13/46	4.500%	8,000,000	8,622,969
Federal Home Loan Mortgage Corp. (b)(c)
CMO Series 4048 Class FJ
07/15/37	0.927%	1,115,550	1,097,348
Federal Home Loan Mortgage Corp. (c)
CMO Series 2380 Class F
11/15/31	0.988%	462,876	464,031
CMO Series 2557 Class FG
01/15/33	0.938%	1,053,983	1,050,991
CMO Series 2962 Class PF
03/15/35	0.788%	638,774	639,588
CMO Series 2981 Class FU
05/15/30	0.738%	747,459	742,413
CMO Series 3085 Class FV
08/15/35	1.238%	1,982,619	2,017,112
CMO Series 3135 Class FC
04/15/26	0.838%	1,631,664	1,631,006
CMO Series 3785 Class LS
01/15/41	8.824%	2,127,689	2,575,307
CMO Series 3973 Class FP
12/15/26	0.838%	860,182	858,551
CMO Series 4238 Class FD
02/15/42	0.838%	3,806,058	3,799,451
CMO Series 4311 Class PF
06/15/42	0.888%	1,076,131	1,078,033
CMO Series 4364 Class FE
12/15/39	0.838%	948,029	946,384
Federal Home Loan Mortgage Corp. (c)(e)
CMO IO Series 3404 Class AS
01/15/38	5.357%	5,685,558	902,368
Federal National Mortgage Association
04/01/23	8.500%	2,937	2,972
06/01/24	9.000%	7,137	7,724
02/01/25-08/01/27	8.000%	54,446	61,837
03/01/26-07/01/38	7.000%	1,185,251	1,375,431

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
09/01/26-01/01/31	2.500%	$21,488,455	$21,677,246
11/01/26-09/01/45	3.000%	38,393,148	39,055,461
04/01/27-06/01/32	7.500%	108,161	123,215
05/01/29-10/01/40	6.000%	4,136,547	4,775,465
05/01/32-10/01/38	6.500%	391,525	446,513
09/01/32-04/01/44	4.000%	67,205,015	71,386,203
03/01/33-04/01/41	5.500%	2,029,467	2,308,183
10/01/33-03/01/46	3.500%	95,323,656	98,389,117
07/01/34-10/01/41	5.000%	10,628,013	11,671,219
10/01/40-12/01/43	4.500%	14,185,125	15,323,812
CMO Series 2003-82 Class Z
08/25/33	5.500%	256,561	292,217
CMO Series 2009-100 Class PL
12/25/39	5.000%	770,652	890,743
CMO Series 2009-111 Class DA
12/25/39	5.000%	516,201	548,196
CMO Series 2012-103 Class PY
09/25/42	3.000%	1,000,000	942,462
CMO Series 2013-15 Class BL
03/25/43	2.500%	2,323,879	1,985,849
CMO Series 2013-17 Class JP
03/25/43	3.000%	650,000	620,975
CMO Series 2015-18 Class NB
04/25/45	3.000%	2,002,796	1,894,246
CMO Series 2016-25 Class LB
05/25/46	3.000%	3,000,000	2,860,409
Federal National Mortgage Association (b)
01/19/31-12/19/31	2.500%	59,145,000	59,377,196
12/19/31-12/13/46	3.000%	86,960,000	87,639,143
01/13/46-12/13/46	3.500%	14,098,150	14,990,831
01/13/46-12/13/46	4.000%	98,895,000	104,088,365
12/13/46	4.500%	15,210,000	16,407,491
Federal National Mortgage Association (b)(h)
02/01/46	3.500%	12,156,850	11,941,400
Federal National Mortgage Association (c)
04/01/34	2.571%	430,785	445,157
CMO Series 2002-59 Class HF
08/17/32	0.900%	523,533	523,505
CMO Series 2003-134 Class FC
12/25/32	1.184%	2,962,179	3,005,381
CMO Series 2004-93 Class FC
12/25/34	0.784%	1,816,233	1,804,512
CMO Series 2006-71 Class SH
05/25/35	14.205%	308,127	455,585

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2007-90 Class F
09/25/37	1.074%	$1,558,227	$1,555,714
CMO Series 2007-W7 Class 1A4
07/25/37	35.675%	233,298	347,478
CMO Series 2008-15 Class AS
08/25/36	30.079%	892,269	1,660,630
CMO Series 2010-135 Class FD
06/25/39	1.084%	3,854,465	3,867,271
CMO Series 2010-142 Class HS
12/25/40	8.935%	1,333,930	1,455,050
CMO Series 2010-150 Class FL
10/25/40	1.134%	1,246,634	1,253,465
CMO Series 2010-74 Class WF
07/25/34	1.184%	1,518,563	1,519,431
CMO Series 2010-86 Class FE
08/25/25	1.034%	1,818,503	1,817,128
CMO Series 2011-99 Class KF
10/25/26	0.884%	1,664,710	1,663,333
CMO Series 2012-1 Class FA
02/25/42	1.084%	3,648,028	3,650,031
CMO Series 2012-110 Class CF
10/25/42	1.084%	11,553,888	11,491,730
CMO Series 2012-115 Class MT
10/25/42	4.500%	2,201,869	2,113,379
CMO Series 2012-14 Class FB
08/25/37	1.034%	548,730	550,601
CMO Series 2012-47 Class HF
05/25/27	0.984%	2,472,770	2,471,249
CMO Series 2012-73 Class LF
06/25/39	1.034%	3,297,175	3,292,559
CMO Series 2016-32 Class GT
01/25/43	4.500%	2,023,940	1,953,287
CMO Series 2016-32 Class TG
01/25/43	4.500%	1,836,153	1,767,326
Federal National Mortgage Association (f)
CMO PO STRIPS Series 43 Class 1
09/25/18	0.000%	321	316
Government National Mortgage Association
05/15/40	5.000%	1,305,487	1,446,605
05/20/41-08/20/62	4.500%	2,222,738	2,411,014
02/15/42	4.000%	2,480,482	2,663,590
03/20/46-09/20/46	3.500%	22,514,751	23,467,434
08/20/59	5.500%	41,902	42,804
12/20/60	4.305%	104,570	107,332
01/20/61	5.305%	74,832	79,628
04/20/61	4.345%	250,787	257,618
01/20/62	4.651%	69,492	72,702
03/20/62	4.548%	193,976	203,601
05/20/62	4.170%	2,087,260	2,188,904
05/20/62	4.510%	230,489	242,221
05/20/62	4.521%	171,906	180,563
06/20/62	4.598%	163,974	172,433
07/20/62	4.589%	113,195	119,313
08/20/62	4.518%	981,641	1,034,376
08/20/62	4.534%	1,857,026	1,955,692
09/20/62	4.526%	1,416,489	1,491,783

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/20/62	4.487%	$1,905,759	$2,013,254
10/20/62-03/20/63	4.490%	165,090	175,487
11/20/62	4.630%	531,364	561,828
11/20/62	4.646%	1,717,595	1,821,532
12/20/62	4.604%	1,908,510	2,015,936
02/20/63	4.287%	239,261	254,928
02/20/63	4.337%	458,787	486,481
02/20/63	4.437%	1,079,984	1,145,483
02/20/63	4.568%	235,384	249,762
03/20/63	4.556%	606,107	645,240
04/20/63	4.211%	1,675,678	1,783,864
04/20/63	4.451%	1,531,607	1,630,742
04/20/63	4.505%	103,861	110,597
04/20/63	4.511%	253,152	269,356
04/20/63	4.759%	29,198	30,238
05/20/63	4.401%	1,854,467	1,974,485
05/20/63	4.433%	2,391,704	2,552,496
06/20/63	4.404%	980,806	1,044,228
06/20/63	4.423%	4,947,643	5,284,538
06/20/63	4.543%	1,187,058	1,269,808
06/20/63	4.566%	3,152,859	3,366,919
01/20/64	4.730%	107,793	113,127
12/20/64	4.523%	1,413,969	1,494,992
01/20/66	4.524%	3,040,245	3,324,088
02/20/66	4.476%	3,781,045	4,136,117
02/20/66	4.545%	2,537,913	2,782,329
04/20/66	4.580%	2,483,936	2,730,086
CMO Series 2013-170 Class WZ
11/16/43	3.000%	728,334	654,982
Government National Mortgage Association (b)
01/21/46-12/21/46	3.000%	63,975,000	64,907,895
12/21/46	3.500%	18,000,000	18,741,094
12/21/46	4.000%	3,825,000	4,058,908
12/21/46	4.500%	3,500,000	3,808,369
Government National Mortgage Association (c)
03/20/66	1.725%	970,170	985,965
04/20/66	1.286%	1,032,539	1,038,956
CMO IO Series 2015-163 Class IO
12/16/57	0.808%	5,418,631	333,373
CMO IO Series 2015-30 Class IO
07/16/56	1.066%	9,086,237	630,983
CMO IO Series 2015-73 Class IO
11/16/55	0.868%	10,169,403	638,049
CMO Series 2003-60 Class GS
05/16/33	11.513%	507,126	589,387
CMO Series 2004-26 Class XF
04/16/34	0.842%	2,934,013	2,935,204
CMO Series 2010-145 Class GF
11/20/35	1.012%	2,950,226	2,952,367
CMO Series 2010-H26 Class LF
08/20/58	0.881%	509,999	504,802
CMO Series 2011-114 Class KF
03/20/41	0.982%	783,753	783,631
CMO Series 2012-H20 Class BA
09/20/62	1.091%	426,418	425,344
CMO Series 2012-H21 Class CF

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/20/61	1.231%	$550,818	$551,338
CMO Series 2012-H21 Class DF
05/20/61	1.181%	491,136	491,344
CMO Series 2012-H22 Class FD
01/20/61	1.001%	650,897	649,705
CMO Series 2013-115 Class EF
04/16/28	0.792%	994,600	991,017
CMO Series 2013-135 Class FH
09/16/43	0.692%	3,494,934	3,491,332
CMO Series 2013-H02 Class FD
12/20/62	0.871%	540,623	535,014
CMO Series 2013-H05 Class FB
02/20/62	0.931%	656,324	655,962
CMO Series 2013-H17 Class FA
07/20/63	1.081%	870,736	868,079
CMO Series 2013-H18 Class EA
07/20/63	1.031%	837,250	833,169
CMO Series 2013-H19 Class FC
08/20/63	1.131%	5,395,052	5,388,448
CMO Series 2016-H04 Class FG
12/20/61	1.231%	1,636,389	1,633,648
CMO Series 2016-H10 Class FJ
04/20/66	1.133%	9,737,682	9,759,907
CMO Series 2016-H13 Class FT
05/20/66	1.142%	10,864,628	10,850,051
Government National Mortgage Association (c)(e)
CMO IO Series 2014-H05 Class AI
02/20/64	1.351%	7,806,145	548,870
CMO IO Series 2014-H14 Class BI
06/20/64	1.661%	9,436,806	834,568
CMO IO Series 2014-H15 Class HI
05/20/64	1.404%	12,029,316	845,811
CMO IO Series 2014-H20 Class HI
10/20/64	1.155%	4,595,842	270,724
CMO IO Series 2015-189 Class IG
01/16/57	0.933%	32,193,745	2,187,784
CMO IO Series 2015-32 Class IO
09/16/49	0.919%	13,171,057	842,014
CMO IO Series 2015-9 Class IO
02/16/49	1.182%	33,974,939	2,337,700
CMO IO Series 2015-H22 Class BI
09/20/65	1.812%	4,155,029	327,001
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,115,811,858)			$1,105,355,138

Residential Mortgage-Backed Securities - Non-Agency 3.4%
ASG Resecuritization Trust (a)(c)
CMO Series 2009-2 Class G70
05/24/36	3.065%	1,866,615	1,864,392
CMO Series 2009-2 Class G75
05/24/36	3.065%	1,925,000	1,924,978
Asset-Backed Securities Corp. Home Equity Loan Trust CMO Series 2006-HE1 Class A4 (c)
01/25/36	0.884%	3,230,000	2,853,772
BCAP LLC Trust (a)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2013-RR2 Class 7A1
07/26/36	3.000%	$430,361	$430,361
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	657,607	656,511
CMO Series 2013-RR5 Class 3A1
09/26/36	3.500%	889,759	889,133
BCAP LLC Trust (a)(c)
CMO Series 2012-RR10 Class 9A1
10/26/35	3.104%	221,204	222,228
CMO Series 2012-RR11 Class 2A1
08/26/36	0.654%	280,532	279,355
CMO Series 2015-RR2 Class 23A1
03/28/37	0.734%	4,171,124	4,079,078
BCAP LLC Trust (c)
CMO Series 2007-AA1 Class 1A2
02/25/47	0.752%	1,058,230	1,042,532
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/36	6.000%	1,913,177	1,951,378
CMO Series 2006-3 Class 5A3
03/25/36	5.500%	1,741,676	1,618,721
Banc of America Funding Trust (c)
CMO Series 2006-D Class 3A1
05/20/36	3.246%	2,539,360	2,224,780
Bayview Opportunity Master Fund IIIB Trust CMO Series 2016-RPL4 Class A1 (a)
07/28/18	3.475%	2,203,281	2,204,275
Bayview Opportunity Master Fund IIIa Trust CMO Series 2016-RN3 Class A1 (a)
09/28/31	3.598%	8,571,503	8,571,937
Bayview Opportunity Master Fund IVA Trust CMO Series 2016-SPL1 Class A (a)(g)
04/28/55	4.000%	3,930,000	4,050,832
Carrington Mortgage Loan Trust CMO Series 2006-NC3 Class A3 (c)
08/25/36	0.734%	3,800,000	2,554,486
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3
09/25/37	6.000%	1,158,048	1,194,550
Citigroup Mortgage Loan Trust, Inc. (a)
CMO Series 15-PS1 Class A1
09/25/42	3.750%	2,243,552	2,290,871
Citigroup Mortgage Loan Trust, Inc. (a)(c)
CMO Series 2012-7 Class 12A1
03/25/36	2.942%	259,367	257,354
CMO Series 2012-9 Class 1A1
02/20/36	2.864%	463,841	462,656
CMO Series 2013-2 Class 1A1
11/25/37	3.157%	790,323	789,898
CMO Series 2014-12 Class 3A1
10/25/35	3.111%	2,825,719	2,945,063
CMO Series 2015-A Class A4
06/25/58	4.250%	1,743,385	1,803,568
Countrywide Home Equity Loan Trust
CMO Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	300,245	299,801

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	$246,033	$244,926
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2007-HY5 Class 1A1 (c)
09/25/47	3.312%	1,320,376	1,193,923
Credit Suisse Mortgage Capital Certificates (a)(c)
CMO Series 2009-14R Class 4A9
10/26/35	3.104%	3,776,000	3,781,812
CMO Series 2011-12R Class 3A1
07/27/36	2.684%	4,325,809	4,271,315
CMO Series 2011-16R Class 7A3
12/27/36	2.863%	149,882	149,748
CMO Series 2011-17R Class 3A1
10/27/35	2.745%	6,657	6,645
CMO Series 2014-RPL4 Class A1
08/25/62	3.625%	2,886,371	2,925,704
CMO Series 2016-RPL1 Class A1
11/29/46	2.000%	8,250,000	8,229,375
Credit Suisse Securities (USA) LLC CMO Series 2014-RPL1 Class A1 (a)(c)
02/25/54	3.250%	2,332,203	2,319,060
Credit-Based Asset Servicing and Securitization LLC (c)
CMO Series 2005-CB7 Class AF3
11/25/35	4.003%	1,998,616	2,011,622
CMO Series 2007-CB1 Class AF3
01/25/37	3.856%	4,724,290	2,311,646
Downey Savings & Loan Association Mortgage Loan Trust (c)
CMO Series 2005-AR6 Class 2A1A
10/19/45	0.852%	2,814,450	2,392,431
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.762%	3,472,052	2,853,429
Fannie Mae Connecticut Avenue Securities CMO Series 14-C02 Class 1M2 (c)
05/25/24	3.184%	1,390,000	1,349,123
Federal National Mortgage Association CMO Series 2014-C03 Class 1M2 (c)
07/25/24	3.584%	2,470,000	2,450,080
First Franklin Mortgage Loan Trust (c)
Series 2006-FF18 Class A2D
12/25/37	0.794%	4,150,125	2,594,032
Series 2007-FF2 Class A2B
03/25/37	0.684%	5,885,258	3,404,270
First Horizon Mortgage Pass-Through Trust CMO Series 2007-AR1 Class 1A1 (c)
05/25/37	2.983%	873,620	709,907
Freddie Mac Structured Agency Credit Risk Debt Notes CMO Series 14-DN2 Class M2 (c)
04/25/24	2.234%	3,570,331	3,594,488
GSAMP Trust CMO Series 2004-OPT Class M1 (c)
11/25/34	1.462%	2,448,673	2,262,598
GSR Mortgage Loan Trust CMO Series 2006-AR2 Class 2A1 (c)
04/25/36	3.035%	3,178,555	2,780,512

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
GreenPoint Mortgage Funding Trust CMO Series 2006-AR8 Class 1A2A (c)
01/25/47	0.764%	$910,747	$892,337
HarborView Mortgage Loan Trust CMO Series 2007-4 Class 2A1 (c)
07/19/47	0.782%	1,117,850	934,542
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/21	5.875%	1,119,340	1,085,225
CMO Series 2007-S1 Class 1A2
03/25/22	5.500%	467,768	474,054
JPMorgan Resecuritization Trust (a)
CMO Series 2014-5 Class 6A
09/27/36	4.000%	912,264	924,871
JPMorgan Resecuritization Trust (a)(c)
CMO Series 2014-1 Class 1016
03/26/36	2.969%	4,000,000	3,952,185
Lehman XS Trust (c)
CMO Series 2005-4 Class 1A3
10/25/35	1.384%	2,179,872	2,115,311
CMO Series 2005-5N Class 3A1A
11/25/35	0.884%	4,338,889	3,828,595
MASTR Alternative Loan Trust CMO Series 2004-12 Class 4A1
12/25/34	5.500%	1,371,069	1,446,700
Mill City Mortgage Trust CMO Series 2016-1 Class A1 (a)
04/25/57	2.500%	1,921,273	1,932,929
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A (c)
04/25/35	0.844%	5,442,462	5,040,758
Morgan Stanley Re-Remic Trust (a)(c)
CMO Series 2010-R1 Class 2B
07/26/35	2.994%	1,641,273	1,632,406
CMO Series 2013-R3 Class 10A
10/26/35	3.104%	269,416	268,382
Morgan Stanley Resecuritization Trust (a)(c)
CMO Series 2013-R9 Class 2A
06/26/46	3.079%	387,856	386,839
CMO Series 2013-R9 Class 4A
06/26/46	2.903%	598,347	594,628
Mortgage Repurchase Agreement Financing Trust (a)(c)(g)
CMO Series 2016-3 Class A1
11/10/18	1.537%	3,850,000	3,850,000
CMO Series 2016-4 Class A1
05/10/19	1.737%	9,420,000	9,420,000
MortgageIT Trust CMO Series 2005-5 Class A1 (c)
12/25/35	0.844%	3,002,405	2,736,338
Nationstar Home Equity Loan Trust CMO Series 2007-B Class 2AV3 (c)
04/25/37	0.784%	7,509,000	7,042,298
Nomura Asset Acceptance Corp. Alternative Loan Trust (c)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	87,862	86,956

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	$556,457	$550,615
Nomura Resecuritization Trust (a)(c)
CMO Series 2012-3R Class 1A1
01/26/37	1.361%	224,618	222,676
CMO Series 2014-6R Class 3A1
01/26/36	0.794%	1,780,505	1,701,978
RALI Trust (c)
CMO Series 2005-QA4 Class A41
04/25/35	3.435%	1,703,321	1,632,338
RALI Trust (c)(e)
CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.425%	68,799,889	1,206,640
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.615%	31,744,362	706,501
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.169%	69,026,861	478,605
RFMSI Trust (c)
CMO Series 2005-SA5 Class 1A
11/25/35	3.383%	2,608,400	2,132,477
CMO Series 2006-SA4 Class 2A1
11/25/36	4.327%	753,856	656,706
Residential Asset Mortgage Products Trust CMO Series 2006-RZ3 Class A3 (c)
08/25/36	0.882%	4,781,000	4,494,886
Selene Non-Performing Loans LLC CMO Series 2014-1A Class A (a)(c)
05/25/54	2.981%	108,552	108,432
Structured Adjustable Rate Mortgage Loan Trust (c)
CMO Series 2004-20 Class 1A2
01/25/35	2.990%	1,516,827	1,440,803
CMO Series 2006-5 Class 1A1
06/25/36	3.166%	3,269,557	2,769,238
Structured Asset Securities Corp. Mortgage Loan Trust CMO Series 2006-GEL4 Class A3 (a)(c)
10/25/36	0.884%	8,831,000	8,301,178
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (c)
12/25/34	5.240%	4,419	4,487
Towd Point Mortgage Trust CMO Series 2016-2 Class A1A (a)(c)
08/25/55	2.750%	2,577,754	2,615,799
VML LLC CMO Series 2014-NPL1 Class A1 (a)
04/27/54	3.875%	461,141	459,131
WaMu Asset-Backed Certificates CMO Series 2007-HE1 Class 2A3 (c)
01/25/37	0.734%	5,763,356	3,436,442
WaMu Mortgage Pass-Through Certificates Trust CMO Series 2007-HY1 Class 3A3 (c)
02/25/37	4.199%	7,333,854	6,882,856
WaMu Mortgage Pass-Through Certificates (c)
CMO Series 2003-AR8 Class A
08/25/33	2.692%	1,086,682	1,096,981

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2005-AR11 Class A1A
08/25/45	0.904%	$2,539,939	$2,438,287
CMO Series 2005-AR17 Class A1A1
12/25/45	0.854%	6,137,552	5,922,256
CMO Series 2005-AR2 Class 2A1A
01/25/45	0.894%	2,699,348	2,582,295
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.874%	2,208,258	2,096,802
CMO Series 2005-AR9 Class A1A
07/25/45	1.224%	1,990,887	1,912,251
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.487%	3,805,764	3,477,491
CMO Series 2006-AR5 Class A12A
06/25/46	1.527%	1,144,345	1,058,574
CMO Series 2007-HY3 Class 1A1
03/25/37	2.450%	1,121,005	988,534
CMO Series 2007-OC2 Class A3
06/25/37	0.902%	4,777,469	3,842,063
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $200,403,273)			$213,161,832

Commercial Mortgage-Backed Securities - Agency 1.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 20K050 Class A2
08/25/25	3.334%	2,440,000	2,551,872
Series 20K720 Class A2
06/25/22	2.716%	3,250,000	3,331,056
Series K055 Class A2
03/25/26	2.673%	12,440,000	12,327,582
Series K056 Class A2
05/25/26	2.525%	6,137,000	6,003,577
Series KP03 Class A2
07/25/19	1.780%	2,075,000	2,082,021
Federal Home Loan Mortgage Corp. Series 20K050 Class A1
01/25/25	2.802%	2,645,096	2,704,379
Federal National Mortgage Association
05/01/18	3.840%	2,110,000	2,161,050
07/01/20	3.950%	3,955,000	4,194,502
09/01/20	3.584%	4,701,873	4,946,586
10/01/20	3.426%	3,900,000	4,103,491
12/01/20	3.523%	4,852,353	5,100,286
12/01/20	3.763%	6,375,947	6,742,477
04/01/21	4.242%	4,957,515	5,353,182
04/01/21	4.250%	3,730,000	4,038,049
05/01/21	4.394%	1,812,980	1,975,827
03/01/24	3.550%	3,180,548	3,366,344
03/01/26	2.860%	4,325,000	4,340,050
02/01/28	3.280%	3,030,000	3,094,011
05/01/28	2.780%	2,115,000	2,073,995
05/01/28	3.010%	3,198,762	3,224,896
11/01/28	2.610%	3,710,000	3,546,034

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
08/01/29	3.580%	$2,160,494	$2,272,398
09/01/30	3.380%	1,645,000	1,688,184
03/01/31	3.200%	2,150,000	2,172,542
08/01/34	3.760%	2,027,535	2,104,041
02/01/35	3.330%	2,035,000	2,017,659
Government National Mortgage Association CMO Series 2013-H08 Class FA (c)
03/20/63	0.881%	818,219	809,867
Total Commercial Mortgage-Backed Securities - Agency (Cost: $99,785,224)			$98,325,958

Commercial Mortgage-Backed Securities - Non-Agency 6.1%
1211 Avenue of the Americas Trust Series 2015-1211 Class A1A2 (a)
08/10/35	3.901%	2,130,000	2,248,135
225 Liberty Street Trust Series 2016-225L Class A (a)
02/10/36	3.597%	2,115,000	2,185,647
American Homes 4 Rent Trust (a)
Series 2014-SFR3 Class A
12/17/36	3.678%	773,247	797,656
Series 2015-SFR2 Class A
10/17/45	3.732%	2,183,827	2,255,761
BB-UBS Trust Series 2012-TFT Class A (a)
06/05/30	2.892%	6,260,000	6,208,645
BBCMS Mortgage Trust (a)
Subordinated, Series 2016-ETC Class A
08/14/36	2.937%	13,500,000	13,180,522
Subordinated, Series 2016-ETC Class B
08/14/36	3.189%	900,000	877,842
Subordinated, Series 2016-ETC Class C
08/14/36	3.391%	770,000	751,480
BBCMS Mortgage Trust (a)(c)
Series 2016-ETC Class D
08/14/36	3.729%	2,790,000	2,661,999
Banc of America Commercial Mortgage Trust Series 2007-4 Class AM (c)
02/10/51	6.007%	2,300,000	2,355,346
Banc of America Merrill Lynch Commercial Mortgage Securities Trust (a)
Series 2012-PARK Class A
12/10/30	2.959%	1,685,000	1,709,137
Series 2015-200P Class A
04/14/33	3.218%	3,000,000	3,027,619
CD Mortgage Trust Series 2016-CD1 Class A3
08/10/49	2.459%	17,000,000	16,170,383
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4
05/10/58	3.283%	5,900,000	5,891,020

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
CGGS Commercial Mortgage Trust Series 2016-RNDA Class AFX (a)
02/10/33	2.757%	2,900,000	2,902,748
Citigroup Commercial Mortgage Trust
Series 2013-GC11 Class AS
04/10/46	3.422%	$2,200,000	$2,246,203
Series 2015-GC33 Class AS
09/10/58	4.114%	2,000,000	2,103,234
Series 2016-C1 Class A4
05/10/49	3.209%	11,600,000	11,585,071
Series 2016-GC37 Class A4
04/10/49	3.314%	17,800,000	17,861,616
Series 2016-P3 Class A3
04/15/49	3.063%	3,200,000	3,195,343
CityLine Commercial Mortgage Trust (a)(c)
Subordinated, Series 2016-CLNE Class B
11/10/31	2.778%	3,600,000	3,618,720
Subordinated, Series 2016-CLNE Class C
11/10/31	2.778%	1,350,000	1,330,290
Commercial Mortgage Pass-Through Certificates Series 2012-LTRT Class A2 (a)
10/05/30	3.400%	3,793,000	3,812,590
Commercial Mortgage Trust
Series 2013-LC6 Class AM
01/10/46	3.282%	1,235,000	1,252,031
Series 2014-UBS2 Class A5
03/10/47	3.961%	1,165,000	1,230,033
Series 2014-UBS4 Class A5
08/10/47	3.694%	5,000,000	5,183,588
Series 2014-UBS6 Class A4
12/10/47	3.378%	3,605,000	3,666,112
Series 2015-CR26 Class A4
10/10/48	3.630%	2,500,000	2,581,755
Series 2015-DC1 Class A5
02/10/48	3.350%	7,105,000	7,199,689
Series 2015-LC19 Class A4
02/10/48	3.183%	835,000	843,556
Series 2015-PC1 Class A5
07/10/50	3.902%	5,515,000	5,786,447
Series 2016-COR1 Class A3
10/10/49	2.826%	8,500,000	8,168,367
Commercial Mortgage Trust (a)
Series 2016-667M Class C
10/10/36	3.284%	6,770,000	6,480,911
Series 2016-787S Class A
02/10/36	3.545%	2,115,000	2,178,612
Credit Suisse Commercial Mortgage Trust (c)
Series 2007-C2 Class A1A
01/15/49	5.526%	3,125,011	3,140,304
Series 2007-C3 Class A4
06/15/39	5.877%	481,116	484,010
Credit Suisse Mortgage Capital Trust Series 2014-USA Class A2 (a)
09/17/37	3.953%	10,885,000	11,262,594
DBUBS Mortgage Trust Series 2011-LC2A Class A4 (a)
07/10/44	4.537%	12,870,000	13,933,864

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (c)(e)
CMO IO Series K028 Class X1
02/25/23	0.469%	$129,456,588	$2,204,400
CMO IO Series K055 Class X1
03/25/26	1.503%	2,171,330	215,754
CMO IO Series K057 Class X1
07/25/26	1.328%	37,821,001	3,371,148
CMO IO Series K059 Class X1
09/25/26	0.318%	7,445,000	190,238
CMO IO Series K152 Class X1
01/25/31	1.097%	4,439,360	399,694
CMO IO Series K718 Class X1
01/25/22	0.769%	23,720,864	657,901
GS Mortgage Securities Trust
Series 2015-GC34 Class A3
10/10/48	3.244%	15,000,000	15,073,230
GS Mortgage Securities Trust (c)
Series 2007-GG10 Class A4
08/10/45	5.988%	1,732,975	1,748,682
General Electric Capital Assurance Co. Series 2003-1 Class A5 (a)
05/12/35	5.743%	963,135	1,027,510
Government National Mortgage Association (c)(e)
CMO IO Series 2011-38 Class IO
04/16/53	0.073%	15,554,330	314,924
CMO IO Series 2013-162 Class IO
09/16/46	0.959%	36,438,824	1,781,848
CMO IO Series 2015-114
03/15/57	1.044%	5,270,895	365,162
CMO IO Series 2015-120 Class IO
03/16/57	0.927%	22,847,956	1,526,869
CMO IO Series 2015-125 Class IB
01/16/55	1.358%	71,436,827	5,179,170
CMO IO Series 2015-146 Class IC
07/16/55	0.869%	41,888,660	2,323,476
CMO IO Series 2015-171 Class IO
11/16/55	0.894%	14,699,023	991,991
CMO IO Series 2015-174 Class IO
11/16/55	0.952%	55,477,583	3,604,007
CMO IO Series 2015-21 Class IO
07/16/56	1.107%	16,640,989	1,139,743
CMO IO Series 2015-41 Class IO
09/16/56	0.926%	9,933,620	669,577
CMO IO Series 2015-70 Class IO
12/16/49	1.114%	24,159,773	1,665,128
Hilton USA Trust (a)
Series 2016-HHV Class A
11/05/38	3.719%	2,800,000	2,880,521
Series 2016-SFP Class A
11/05/35	2.828%	3,500,000	3,445,732
Houston Galleria Mall Trust Series 2015-HGLR Class A1A2 (a)
03/05/37	3.087%	1,700,000	1,674,755
Irvine Core Office Trust Series 2013-IRV Class A1 (a)
05/15/48	2.068%	1,754,059	1,742,301

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/48	3.231%	$360,000	$364,657
Series 2015-C27 Class A4
02/15/48	3.179%	2,220,000	2,232,898
Series 2015-C28 Class A4
10/15/48	3.227%	2,925,000	2,948,791
Series 2015-C28 Class AS
10/15/48	3.532%	4,500,000	4,531,032
Series 2015-C30 Class A5
07/15/48	3.822%	5,550,000	5,813,039
Series 2015-C31 Class A3
08/15/48	3.801%	4,265,000	4,460,701
JPMCC Re-REMIC Trust Series 2016-GG10 Class AMA (a)(c)
08/15/45	5.988%	5,600,000	5,645,343
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2
12/15/49	2.882%	8,500,000	8,416,474
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2016-WPT Class XCP (a)(c)(e)
10/15/18	1.198%	141,533,000	3,120,038
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-C1 Class A4
02/15/51	5.716%	4,811,174	4,914,299
Series 2013-C13 Class A3
01/15/46	3.525%	3,960,000	4,115,663
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2011-C3 Class A3
02/15/46	4.388%	7,133,968	7,328,547
Series 2011-C4 Class A3
07/15/46	4.106%	8,233,882	8,492,498
JPMorgan Chase Commercial Mortgage Securities Trust (a)(c)(e)
Series 2016-WSP Class XCP
02/15/18	0.985%	150,000,000	1,767,000
JPMorgan Commercial Mortgage-Backed Securities Trust Series 2009-RR1 Class A4B1 (a)
03/18/51	1.000%	1,250,000	1,240,191
LB Commercial Mortgage Trust Series 2007-C3 Class AM (c)
07/15/44	6.116%	1,415,000	1,438,253
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3
02/15/40	5.430%	942,835	946,533
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4 (c)
06/12/50	6.023%	2,524,589	2,550,947
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20 Class A3
02/15/48	2.988%	1,125,000	1,113,010
Series 2015-C21 Class A3
03/15/48	3.077%	525,000	523,987
Series 2016-C29 Class ASB
05/15/49	3.140%	1,000,000	1,018,892
Morgan Stanley Capital I Trust
Series 2007-IQ16 Class AM
12/12/49	6.256%	3,000,000	3,085,560

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2016-UB11 Class A3
08/15/49	2.531%	$8,500,000	$8,007,765
Morgan Stanley Capital I Trust (a)
Series 2014-150E Class A
09/09/32	3.912%	2,325,000	2,454,829
Morgan Stanley Re-Remic Trust (a)(c)
Series 2009-GG10 Class A4B
08/12/45	5.988%	1,770,000	1,783,606
Series 2010-GG10 Class A4B
08/15/45	5.988%	1,410,000	1,417,288
ORES NPL LLC Series 2014-LV3 Class A (a)
03/27/24	3.000%	9,367	9,367
RBS Commercial Funding, Inc., Trust Series 2013-GSP Class A (a)(c)
01/13/32	3.961%	2,420,000	2,546,255
Rialto Real Estate Fund LP Series 2014-LT5 Class A (a)
05/15/24	2.850%	63,168	63,047
SG Commercial Mortgage Securities Trust Series 2016-C5 Class A4
10/10/48	3.055%	5,120,000	4,999,785
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/46	3.244%	1,935,000	1,985,448
Series 2013-C6 Class AS
04/10/46	3.469%	800,000	812,824
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class AS (a)
01/10/45	5.154%	3,600,000	3,975,448
WF-RBS Commercial Mortgage Trust
Series 2013-C18 Class A2
12/15/46	3.027%	1,440,000	1,475,298
Series 2014-C24 Class A3
11/15/47	3.428%	1,345,000	1,385,339
Series 2014-C24 Class A5
11/15/47	3.607%	7,145,000	7,384,071
Series 2014-C25 Class AS
11/15/47	3.984%	1,675,000	1,751,484
WF-RBS Commercial Mortgage Trust (a)
Series 2011-C4 Class A3
06/15/44	4.394%	4,733,563	4,898,614
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
07/15/46	4.218%	5,090,000	5,513,304
Series 2015-C26 Class A4
02/15/48	3.166%	2,430,000	2,436,018
Series 2015-C28 Class AS
05/15/48	3.872%	750,000	778,836
Series 2015-LC20 Class A4
04/15/50	2.925%	1,965,000	1,942,195
Series 2015-SG1 Class A4
12/15/47	3.789%	7,450,000	7,784,699
Wells Fargo Commercial Mortgage Trust (a)
Series 2010-C1 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
11/15/43	4.393%	$1,930,000	$2,062,938
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $390,627,653)			$378,099,452

Asset-Backed Securities - Agency 0.4%
United States Small Business Administration
Series 2012-20C Class 1
03/01/32	2.510%	383,131	386,157
Series 2012-20G Class 1
07/01/32	2.380%	1,136,296	1,136,782
Series 2012-20I Class 1
09/01/32	2.200%	1,075,878	1,063,591
Series 2012-20J Class 1
10/01/32	2.180%	8,998,897	8,843,178
Series 2012-20L Class 1
12/01/32	1.930%	518,187	505,800
Series 2013-20C Class 1
03/01/33	2.220%	362,006	358,395
Series 2013-20E Class 1
05/01/33	2.070%	1,388,099	1,356,325
Series 2014-20D Class 1
04/01/34	3.110%	1,411,549	1,450,708
Series 2014-20F Class 1
06/01/34	2.990%	1,892,155	1,932,037
Series 2014-20I Class 1
09/01/34	2.920%	316,592	321,500
Series 2015-20C Class 1
03/01/35	2.720%	745,757	749,949
Series 2016-20F Class 1
06/01/36	2.180%	3,975,000	3,898,394
Series 2016-20K Class 1
11/01/36	2.570%	3,755,000	3,760,534
Total Asset-Backed Securities - Agency (Cost: $25,615,089)			$25,763,350

Asset-Backed Securities - Non-Agency 13.0%
A Voce CLO Ltd. Series 2014-1A Class A1B (a)(c)
07/15/26	2.340%	2,290,000	2,284,992
ARI Fleet Lease Trust Series 2014-A Class A2 (a)
11/15/22	0.810%	75,852	75,795
Access Group, Inc. Series 2005-2 Class A3 (c)
11/22/24	1.096%	734,761	731,076
Adams Mill CLO Ltd. Series 2014-1A Class A1 (a)(c)
07/15/26	2.360%	15,000,000	15,015,525
Ally Master Owner Trust
Series 2014-5 Class A2
10/15/19	1.600%	2,000,000	2,005,847
Ally Master Owner Trust (c)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-5 Class A1
10/15/19	1.028%	$800,000	$800,160
AmeriCredit Automobile Receivables Trust
Subordinated, Series 2016-3 Class C
04/08/22	2.240%	6,430,000	6,362,374
AmeriCredit Automobile Receivables Trust (c)
Series 2016-2 Class A2B
10/08/19	1.235%	1,180,615	1,182,620
Americredit Automobile Receivables Trust Subordinated, Series 2016-4 Class B
12/08/21	1.830%	6,360,000	6,315,668
Anchorage Capital CLO 8 Ltd. Series 2016-8A Class A1 (a)(c)
07/28/28	2.371%	14,000,000	14,034,832
Apidos CLO XIX Series 2014-19A Class A2 (a)(c)
10/17/26	2.130%	12,500,000	12,491,312
Apidos CLO XVII Series 2014-17A Class A1A (a)(c)
04/17/26	2.380%	4,675,000	4,675,402
Ares XXX CLO Ltd. Series 2014-30A Class A2 (a)(c)
04/20/23	1.731%	1,003,251	1,000,234
Ares XXXIX CLO Ltd. Series 2016-39A Class A (a)(c)
07/18/28	2.412%	14,000,000	14,022,568
Ascentium Equipment Receivables LLC Series 2015-2A Class A2 (a)
12/11/17	1.570%	639,500	639,626
Atlas Senior Loan Fund V Ltd. Series 2014-1A Class AR (a)(c)
07/16/26	2.298%	9,250,000	9,249,917
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2013-1A Class A
09/20/19	1.920%	3,170,000	3,157,101
Series 2014-1A Class A
07/20/20	2.460%	3,140,000	3,147,348
Series 2015-1A Class A
07/20/21	2.500%	3,600,000	3,587,806
Series 2015-2A Class A
12/20/21	2.630%	3,125,000	3,106,995
Series 2016-2A Class A
11/20/22	2.720%	8,600,000	8,552,711
BMW Floorplan Master Owner Trust Series 2015-1A Class A (a)(c)
07/15/20	1.038%	800,000	801,504
Babson CLO Ltd. Series 2015-IA Class A (a)(c)
04/20/27	2.311%	5,000,000	4,998,150
Ballyrock CLO Ltd. Series 2016-1A Class A (a)(c)
10/15/28	2.406%	16,500,000	16,507,260
Barclays Dryrock Issuance Trust (c)
Series 2014-1 Class A
12/16/19	0.898%	4,160,000	4,160,864

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-2 Class A
03/16/20	0.878%	$3,990,000	$3,992,867
Battalion CLO X Ltd. Series 2016-10A Class A1 (a)(b)(c)
01/24/29	0.000%	4,750,000	4,740,025
Benefit Street Partners CLO II Ltd. Series 2013-IIA Class A1 (a)(c)
07/15/24	2.080%	11,200,000	11,149,824
Brazos Higher Education Authority, Inc. Series 2005-1 Class 1A3 (c)
09/26/22	0.967%	239,238	239,139
Burnham Park CLO Ltd. Series 2016-1A Class A (a)(c)
10/20/29	2.318%	9,500,000	9,499,781
CIT Education Loan Trust Series 2007-1 Class B (a)(c)
06/25/42	1.157%	932,488	797,435
CNH Equipment Trust
Series 2015-B Class A2A
08/15/18	0.840%	500,205	499,945
CNH Equipment Trust (c)
Series 2015-B Class A2B
08/15/18	0.828%	672,865	672,856
CPS Auto Receivables Trust Subordinated, Series 2016-B Class B (a)
09/15/20	3.180%	1,970,000	1,963,436
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/23	2.250%	2,675,000	2,688,003
Cabela’s Credit Card Master Note Trust (a)(c)
Series 2012-1A Class A2
02/18/20	1.068%	1,570,000	1,570,530
Cabela’s Credit Card Master Note Trust (c)
Series 2014-1 Class A
03/16/20	0.888%	540,000	540,108
California Republic Auto Receivables Trust Series 2016-2 Class A3
07/15/20	1.560%	1,980,000	1,979,546
Capital Auto Receivables Asset Trust
Series 2015-2 Class A3
09/20/19	1.730%	505,000	506,466
Capital Auto Receivables Asset Trust (c)
Series 2015-2 Class A1B
10/20/17	0.962%	120,321	120,294
Capital One Multi-Asset Execution Trust Series 2016-A1 (c)
02/15/22	0.988%	6,295,000	6,323,341
CarMax Auto Owner Trust
Series 2016-3 Class A3
05/17/21	1.390%	4,365,000	4,349,393
Series 2016-4 Class A2
11/15/19	1.210%	2,600,000	2,595,219
Carlyle Global Market Strategies CLO Ltd. Series 2012-4A Class AR (a)(c)
01/20/29	2.330%	6,250,000	6,249,944

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Chancelight, Inc. Series 2012-2 Class A (a)(c)
04/25/39	1.314%	$1,727,136	$1,657,963
Chase Issuance Trust
Series 2016-A4 Class A4
07/15/22	1.490%	6,245,000	6,169,056
Series 2016-A7 Class A7
09/16/19	1.060%	5,100,000	5,097,621
Chase Issuance Trust (c)
Series 2012-A10 Class A10
12/16/19	0.798%	3,380,000	3,383,028
Series 2016-A1 Class A
05/17/21	0.948%	9,505,000	9,540,849
Subordinated, Series 2007-B1 Class B1
04/15/19	0.788%	3,000,000	2,998,657
Chesapeake Funding II LLC Series 2016-2A Class A2 (a)(c)
06/15/28	1.538%	2,800,000	2,812,305
Chesapeake Funding LLC (a)(c)
Series 2013-1A Class A
01/07/25	0.983%	485,223	485,173
Series 2014-1A Class A
03/07/26	0.953%	2,802,858	2,802,135
Series 2015-1A Class A
02/07/27	1.033%	1,458,028	1,456,221
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2 (a)
01/15/20	1.360%	840,000	838,810
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6
07/15/21	2.150%	1,470,000	1,490,044
Conn’s Receivables Funding LLC Series 2016-A Class A (a)
04/16/18	4.680%	1,078,534	1,081,014
Credit Acceptance Auto Loan Trust (a)
Series 2016-3A Class A
04/15/24	2.150%	2,130,000	2,114,077
Subordinated, Series 2016-2A Class B
05/15/24	3.180%	6,300,000	6,259,044
DRB Prime Student Loan Trust Series 2016-B Class A2 (a)
06/25/40	2.890%	2,007,542	1,957,421
DT Auto Owner Trust (a)
Subordinated, Series 2014-1A Class D
01/15/21	3.980%	2,700,000	2,730,013
Subordinated, Series 2016-4A Class C
10/17/22	2.740%	9,455,000	9,388,835
Dell Equipment Finance Trust (a)
Series 2016-1 Class A2
09/24/18	1.430%	880,000	879,216
Dell Equipment Finance Trust (a)(c)
Series 2015-2 Class A2B
12/22/17	1.466%	469,595	470,344
Drive Auto Receivables Trust (a)
Subordinated, Series 2016-BA Class C
07/15/22	3.190%	6,755,000	6,805,344
Subordinated, Series 2016-CA Class B

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
11/16/20	2.370%	$2,410,000	$2,409,706
Dryden 33 Senior Loan Fund Series 2014-33A Class AR (a)(c)
10/15/28	2.310%	5,000,000	5,009,450
Dryden XXIV Senior Loan Fund Series 2012-24RA Class AR (a)(c)
11/15/23	2.192%	2,560,000	2,554,916
EFS Volunteer No. 2 LLC Series 2012-1 Class A2 (a)(c)
03/25/36	1.934%	2,700,000	2,668,997
Earnest Student Loan Program LLC (a)(c)
Series 2016-C Class A1
10/27/36	2.434%	1,302,938	1,302,937
Series 2016-D Class A1
01/25/41	1.940%	1,100,000	1,099,961
Education Loan Asset-Backed Trust I Series 2013-1 Class A2 (a)(c)
04/26/32	1.384%	4,650,000	4,503,594
Educational Funding of the South, Inc. Series 2011-1 Class A2 (c)
04/25/35	1.532%	3,714,014	3,658,980
Enterprise Fleet Financing LLC (a)
Series 2014-2 Class A2
03/20/20	1.050%	1,049,731	1,047,191
Series 2015-1 Class A2
09/20/20	1.300%	1,611,575	1,610,409
Series 2015-2 Class A2
02/22/21	1.590%	2,183,017	2,181,688
Series 2016-2 Class A2
02/22/22	1.740%	1,600,000	1,598,674
Flagship Credit Auto Trust (a)
Subordinated, Series 2015-3 Class B
03/15/22	3.680%	827,000	829,423
Subordinated, Series 2016-2
09/15/22	3.840%	1,855,000	1,855,078
Subordinated, Series 2016-3 Class B
06/15/21	2.430%	2,195,000	2,187,980
Subordinated, Series 2016-4 Class B
10/15/21	2.410%	1,160,000	1,150,255
Ford Credit Auto Owner Trust
12/15/18	1.120%	386,326	386,346
Series 2016-B Class A3
10/15/20	1.330%	2,115,000	2,108,972
Ford Credit Auto Owner Trust (a)
Series 2014-2 Class A
04/15/26	2.310%	2,500,000	2,528,995
Series 2015-1 Class A
07/15/26	2.120%	5,574,000	5,611,180
Series 2015-2 Class A
01/15/27	2.440%	2,655,000	2,693,169
Series 2016-2 Class A
12/15/27	2.030%	4,840,000	4,793,093

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Ford Credit Floorplan Master Owner Trust Series 2013-2 Class A (a)
03/15/22	2.090%	$3,775,000	$3,790,427
GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
12/20/17	1.100%	1,261,251	1,261,154
Series 2015-3 Class A3
03/20/19	1.690%	1,755,000	1,759,989
Series 2016-2 Class A3
09/20/19	1.620%	5,450,000	5,446,888
Series 2016-3 Class A2A
02/20/19	1.350%	1,530,000	1,527,584
GMF Floorplan Owner Revolving Trust (a)(c)
Series 2015-1 Class A2
05/15/20	1.038%	680,000	680,414
Series 2016-1 Class A2
05/17/21	1.350%	1,755,000	1,763,553
Global SC Finance II SRL Series 2014-1A Class A2 (a)
07/17/29	3.090%	2,940,167	2,776,197
Goal Capital Funding Trust Series 2006-1 Class B (c)
08/25/42	1.375%	1,215,228	1,065,732
Golden Credit Card Trust Series 2015-3A Class A (a)(c)
07/15/19	0.958%	2,035,000	2,036,899
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (a)(c)
04/19/26	2.328%	2,475,000	2,475,317
GreatAmerica Leasing Receivables Funding LLC Series 2015-1 Class A2 (a)
06/20/17	1.120%	4,306	4,306
Green Tree Agency Advance Funding Trust I Series 2016-T1 Class AT1 (a)
10/15/48	2.380%	2,200,000	2,187,702
Guggenheim CLO LP Series 2015-1A Class A1 (a)(c)
11/25/27	2.630%	16,750,000	16,785,895
Harley-Davidson Motorcycle Trust Series 2015-1 Class A3
06/15/20	1.410%	910,000	911,406
Henderson Receivables LLC (a)
Series 2013-3A Class A
01/17/73	4.080%	2,482,988	2,518,077
Series 2014-2A Class A
01/17/73	3.610%	3,074,370	2,947,443
Hertz Fleet Lease Funding LP (a)(c)
Series 2013-3 Class A
12/10/27	1.087%	1,221,017	1,221,301
Series 2014-1 Class A
04/10/28	0.937%	1,163,877	1,164,037
Series 2015-1 Class A
07/10/29	1.107%	3,574,611	3,579,933
Series 2016-1 Class A1
04/10/30	1.630%	4,760,000	4,765,862

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Hertz Vehicle Financing II LP Series 2015-3A Class A (a)
09/25/21	2.670%	$1,390,000	$1,397,298
Hertz Vehicle Financing LLC (a)
Series 2016-1A Class A
03/25/20	2.320%	1,620,000	1,614,173
Series 2016-3A Class A
07/25/20	2.270%	4,080,000	4,049,919
Higher Education Funding I Series 2014-1 Class A (a)(c)
05/25/34	1.980%	3,818,318	3,678,364
Honda Auto Receivables Owner Trust Series 2015-3 Class A3
04/18/19	1.270%	5,300,000	5,304,680
Hyundai Auto Lease Securitization Trust Series 2015-B Class A2A (a)
12/15/17	0.950%	1,489,919	1,489,759
Hyundai Auto Receivables Trust Series 2015-B Class A2B (c)
04/16/18	0.758%	277,304	277,336
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A1 (a)(c)
03/15/21	1.438%	725,000	729,912
ICG US CLO Ltd. Series 2014-1A Class A1 (a)(c)
04/20/26	2.031%	13,275,000	13,229,507
Jackson Mill CLO Ltd. Series 2015-1A Class A (a)(c)
04/15/27	2.420%	9,750,000	9,764,401
Jamestown CLO IX Ltd. Series 2016-9A Class A1B (a)(c)
10/20/28	2.320%	18,400,000	18,405,833
John Deere Owner Trust Series 2016-A Class A2
10/15/18	1.150%	1,845,000	1,844,337
Kubota Credit Owner Trust Series 2016-1A Class A2 (a)
04/15/19	1.250%	1,380,000	1,377,037
Lendmark Funding Trust Series 2016-2A Class A (a)
04/21/25	3.260%	1,100,000	1,095,967
Magnetite XI Ltd. Series 2014-11A Class A1 (a)(c)
01/18/27	2.332%	5,000,000	5,000,135
Mercedes-Benz Auto Lease Trust Series 2016-B Class A2
01/15/19	1.150%	1,180,000	1,178,507
Mercedes-Benz Master Owner Trust Series 2015-AA Class A (a)(c)
04/15/19	0.858%	4,310,000	4,311,939

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Mid-State Capital Corp. Trust Series 2006-1 Class A (a)
10/15/40	5.787%	$1,336,953	$1,426,507
Mid-State Trust VII Series 7 Class A (AMBAC)
10/15/36	6.340%	1,713,899	1,819,553
Navient Student Loan Trust (c)
Series 2014-2 Class A
03/25/83	1.224%	7,459,494	7,220,327
Series 2014-3 Class A
03/25/83	1.204%	7,524,197	7,281,349
Series 2014-4 Class A
03/25/83	1.204%	3,379,551	3,271,194
Series 2015-2 Class A3
11/26/40	1.154%	5,400,000	5,325,840
Nelnet Student Loan Trust (a)(c)
Series 2012-5A Class A
10/27/36	1.184%	2,392,649	2,324,733
Series 2014-4A Class A2
11/25/48	1.534%	4,210,000	3,895,928
Series 2015-1A Class A
04/25/46	1.174%	7,938,853	7,454,842
Nelnet Student Loan Trust (c)
Series 2008-3 Class A4
11/25/24	2.575%	6,388,164	6,433,176
New York City Tax Lien Trust (a)
Series 2015-A Class A
11/10/28	1.340%	320,526	319,200
Series 2016-A Class A
11/10/29	1.470%	1,072,068	1,066,803
NextGear Floorplan Master Owner Trust (a)
Series 2016-1A Class A2
04/15/21	2.740%	3,380,000	3,404,334
Series 2016-2A Class A2
09/15/21	2.190%	1,845,000	1,842,849
Nissan Auto Lease Trust Series 2016-B Class A2A
12/17/18	1.260%	1,925,000	1,922,595
Nissan Auto Receivables Owner Trust
Series 2016-B Class A3
01/15/21	1.320%	2,105,000	2,100,443
Nissan Auto Receivables Owner Trust (c)
Series 2015-A Class A1
01/15/20	0.938%	6,655,000	6,661,735
OZLM VII Ltd. Series 2014-7A Class A1A (a)(c)
07/17/26	2.300%	700,000	700,242
Oak Hill Credit Partners X Ltd. Series 2014-10A Class A (a)(c)
07/20/26	2.351%	2,720,000	2,720,109
Octagon Investment Partners 24 Ltd. Series 2015-1A Class A1 (a)(c)
05/21/27	2.361%	6,750,000	6,742,251
Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A (a)(c)
04/15/26	2.400%	3,460,000	3,461,616

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Ocwen Master Advance Receivables Trust Series 2016-T1 Class AT1 (a)
08/17/48	2.521%	$4,300,000	$4,293,281
OneMain Direct Auto Receivables Trust (a)
Series 2016-1A Class A
01/15/21	2.040%	2,053,340	2,056,889
Subordinated, Series 2016-1A Class C
09/15/21	4.580%	2,300,000	2,303,830
OneMain Financial Issuance Trust (a)
Series 2015-1A Class A
03/18/26	3.190%	3,195,000	3,219,898
Series 2015-2A Class A
07/18/25	2.570%	10,225,000	10,218,291
Palmer Square CLO Ltd. Series 2015-1A Class A1 (a)(c)
05/21/27	2.411%	15,000,000	15,004,080
Porsche Innovative Lease Owner Trust Series 2015-1 Class A2 (a)
11/21/17	0.790%	30,812	30,810
Prestige Auto Receivables Trust Series 2016-2A Class A3 (a)
01/15/21	1.760%	6,300,000	6,268,933
Regatta IV Funding Ltd. Series 2014-1A Class A1 (a)(c)
07/25/26	2.292%	9,000,000	8,999,793
Regatta V Funding Ltd. Series 2014-1A Class A1A (a)(c)
10/25/26	2.442%	12,500,000	12,501,112
Regatta VII Funding Ltd. Series 2016-1A Class A1 (a)(c)
12/20/28	2.374%	10,000,000	9,999,800
SLC Student Loan Trust Series 2006-2 Class A5 (c)
09/15/26	0.950%	3,940,582	3,901,077
SLM Student Loan Trust (a)(c)
Series 2003-12 Class A5
09/15/22	1.130%	2,869,539	2,863,152
SLM Student Loan Trust (c)
Series 2004-8 Class B
01/25/40	1.342%	609,412	502,767
Series 2005-4 Class A3
01/25/27	1.002%	6,731,360	6,650,985
Series 2007-6 Class B
04/27/43	1.732%	902,220	789,364
Series 2008-2 Class B
01/25/83	2.082%	1,165,000	1,013,510
Series 2008-3 Class B
04/26/83	2.082%	1,165,000	1,000,882
Series 2008-4 Class A4
07/25/22	2.532%	4,025,864	4,049,854
Series 2008-4 Class B
04/25/29	2.732%	1,165,000	1,087,536
Series 2008-5 Class B
07/25/29	2.732%	1,165,000	1,114,553
Series 2008-6 Class B
07/26/83	2.732%	1,165,000	1,081,512

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2008-7 Class B
07/26/83	2.732%	$1,165,000	$1,081,987
Series 2008-8 Class B
10/25/29	3.132%	1,165,000	1,123,769
Series 2008-9 Class B
10/25/83	3.132%	1,165,000	1,136,397
Series 2011-1 Class A2
10/25/34	1.734%	3,285,000	3,273,836
Series 2012-7 Class A3
05/26/26	1.234%	4,000,000	3,824,601
Series 2013-2 Class A
06/25/43	1.034%	6,361,303	6,264,189
SMART ABS Series Trust Series 2015-3US Class A2B (c)
04/16/18	1.286%	996,035	995,852
SPS Servicer Advance Receivables Trust Series 2016-T2 Class AT2 (a)(g)
11/15/49	2.750%	4,300,000	4,300,000
Santander Drive Auto Receivables Trust
Series 2016-3 Class B
06/15/21	1.890%	4,095,000	4,069,631
Subordinated, Series 2016-2 Class C
11/15/21	2.660%	2,775,000	2,791,344
Scholar Funding Trust Series 2011-A Class A (a)(c)
10/28/43	1.790%	902,817	870,514
Sierra Timeshare Receivables Funding LLC Series 2016-2A Class A (a)
07/20/33	2.330%	1,703,647	1,679,607
Silver Spring CLO Ltd. Series 2014-1A Class A (a)(c)
10/15/26	2.330%	13,397,930	13,239,445
SoFi Professional Loan Program LLC (a)
Series 2016-A
12/26/36	2.760%	3,849,964	3,891,650
Series 2016-B Class A2B
10/25/32	2.740%	2,490,000	2,498,746
Series 2016-C Class A2B
12/27/32	2.360%	1,405,000	1,359,574
SoFi Professional Loan Program LLC (a)(c)
Series 2016-D Class A1
01/25/39	1.600%	902,239	906,206
Sound Point CLO XII Ltd. Series 2016-2A Class A (a)(c)
10/20/28	2.541%	15,000,000	15,013,710
Springleaf Funding Trust Series 2015-AA Class A (a)
11/15/24	3.160%	3,300,000	3,323,551
Symphony CLO V Ltd. Series 2007-5A Class A1 (a)(c)
01/15/24	1.630%	2,912,459	2,892,078
TAL Advantage V LLC Series 2014-2A Class A1 (a)
05/20/39	1.700%	428,846	423,215

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Toyota Auto Receivable Owner Trust Series 2016-B Class A3
04/15/20	1.300%	$1,395,000	$1,394,479
Toyota Auto Receivables Owner Trust Series 2015-C Class A3
06/17/19	1.340%	455,000	455,808
Trintas CLO Ltd. Series 2016-5A Class A (a)(c)
10/25/28	2.434%	16,175,000	16,180,694
USAA Auto Owner Trust Series 2015-1 Class A2
03/15/18	0.820%	375,771	375,745
VSE VOI Mortgage LLC Series 2016-A Class A (a)
07/20/33	2.540%	3,502,993	3,480,153
Venture XI CLO Ltd. Series 2012-11A Class AR (a)(c)
11/14/22	2.202%	4,350,000	4,349,352
Verizon Owner Trust Series 2016-1A Class A (a)
01/20/21	1.420%	845,000	841,447
Volkswagen Auto Lease Trust Series 2015-A Class A2B (c)
06/20/17	0.882%	22,233	22,235
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	584,096	583,707
Voya CLO Ltd. Series 2014-2A Class A1 (a)(c)
07/17/26	2.330%	2,500,000	2,500,067
Voya Ltd. Series 2012-4A Class A1R (a)(c)
10/15/28	2.330%	7,000,000	6,999,937
Wachovia Student Loan Trust Series 2006-1 Class A6 (a)(c)
04/25/40	1.052%	9,000,000	7,846,551
Wellfleet CLO Ltd. Series 2016-2A Class A1 (a)(c)
10/20/28	2.507%	4,250,000	4,249,911
Wells Fargo Dealer Floorplan Master Note Trust (c)
Series 2012-2 Class A
04/22/19	1.312%	2,310,000	2,313,791
Series 2014-1 Class A
07/20/19	0.942%	2,770,000	2,770,862
Series 2015-1 Class A
01/20/20	1.062%	5,840,000	5,849,166
Westcott Park CLO Ltd. Series 2016-1A Class A (a)(c)
07/20/28	2.411%	15,000,000	15,031,275
Wheels SPV 2 LLC Series 2015-1A Class A2 (a)
04/22/24	1.270%	970,772	970,444
World Financial Network Credit Card Master Trust

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2012-D Class A
04/17/23	2.150%	$2,150,000	$2,166,801
Series 2015-B Class A
06/17/24	2.550%	5,030,000	5,111,199
Series 2015-C Class A
03/15/21	1.260%	770,000	770,372
World Omni Auto Receivables Trust Series 2016-B Class A3
02/15/22	1.300%	5,375,000	5,330,477
World Omni Automobile Lease Securitization Trust Series 2015-A Class A3
10/15/18	1.540%	3,060,000	3,065,448
Total Asset-Backed Securities - Non-Agency (Cost: $805,013,573)			$802,980,581

Inflation-Indexed Bonds 0.7%
United States 0.7%
U.S. Treasury Inflation-Indexed Bond
07/15/25	0.375%	24,026,452	23,972,441
02/15/44	1.375%	8,981,340	9,944,355
02/15/45	0.750%	10,913,786	10,429,967
Total			44,346,763
Total Inflation-Indexed Bonds (Cost: $46,024,318)			$44,346,763

U.S. Treasury Obligations 15.3%
U.S. Treasury
12/31/16	0.875%	18,150,000	18,159,233
01/31/17	0.875%	73,350,000	73,412,421
10/31/17	0.750%	6,935,000	6,929,040
10/31/18	0.750%	32,150,000	31,922,700
11/30/18	1.000%	80,490,000	80,313,928
12/31/18	1.500%	71,760,000	72,281,408
11/15/19	1.000%	23,476,000	23,210,064
09/30/21	1.125%	17,905,000	17,303,504
10/31/21	1.250%	59,720,000	58,012,381
11/30/21	1.750%	182,565,000	181,844,781
01/31/22	1.500%	35,065,000	34,329,441
11/30/23	2.125%	11,750,000	11,705,938
08/15/26	1.500%	29,155,000	26,927,383
02/15/36	4.500%	6,520,000	8,304,087
05/15/39	4.250%	27,540,000	33,711,769
02/15/41	4.750%	8,045,000	10,569,433
11/15/41	3.125%	21,135,000	21,633,659
02/15/46	2.500%	25,670,000	22,977,653
11/15/46	2.875%	20,600,000	20,021,428
U.S. Treasury (h)
11/15/26	2.000%	29,932,000	28,960,377
11/15/40	4.250%	18,775,000	22,970,781
05/15/43	2.875%	22,890,000	22,303,444
08/15/46	2.250%	115,943,000	98,116,764
U.S. Treasury (h)(i)
STRIPS
05/15/43	0.000%	25,207,000	11,110,641
U.S. Treasury (i)

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
STRIPS
11/15/43	0.000%	$19,180,000	$8,429,744
Total U.S. Treasury Obligations (Cost: $976,987,107)			$945,462,002

U.S. Government & Agency Obligations 1.9%
Federal Home Loan Banks Discount Notes
01/05/17	0.310%	48,310,000	48,295,060
01/17/17	0.420%	15,000,000	14,991,738
Federal Home Loan Banks
02/01/17	0.460%	2,000,000	1,998,416
Federal Home Loan Banks (c)
06/28/30	1.250%	10,395,000	10,351,923
Federal National Mortgage Association Discount Notes
02/01/17	0.460%	5,000,000	4,996,040
Federal National Mortgage Association
03/01/17	0.520%	23,000,000	22,970,100
Federal National Mortgage Association (i)
STRIPS
05/15/30	0.000%	1,000,000	641,266
Residual Funding Corp. (i)
STRIPS
01/15/30	0.000%	10,536,000	6,905,020
04/15/30	0.000%	8,694,000	5,671,479
Total U.S. Government & Agency Obligations (Cost: $117,359,154)			$116,821,042

Foreign Government Obligations(j) 1.8%
Argentina 0.1%
Argentina Republic Government International Bond (a)
04/22/21	6.875%	1,800,000	1,883,700
Argentina Republic Government International Bond (c)
12/31/33	0.000%	112,163	114,686
12/31/33	8.280%	168,244	166,983
Provincia de Buenos Aires (a)
06/09/21	9.950%	1,770,000	1,942,814
YPF SA (a)
03/23/21	8.500%	1,480,000	1,554,000
Total			5,662,183

Brazil 0.2%
Banco Nacional de Desenvolvimento Economico e Social (a)
06/10/19	6.500%	100,000	106,750
06/10/19	6.500%	100,000	106,750
Brazilian Government International Bond
01/17/17	6.000%	4,000,000	4,012,748
01/05/23	2.625%	2,000,000	1,775,000
01/20/34	8.250%	150,000	174,660
01/07/41	5.625%	800,000	696,000
Petrobras Global Finance BV
03/15/19	7.875%	200,000	215,000
01/20/20	5.750%	100,000	100,250
05/23/21	8.375%	1,500,000	1,608,750

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)
Brazil (continued)
05/20/23	4.375%	$1,950,000	$1,718,925
Total			10,514,833

Canada 0.2%
CDP Financial, Inc. (a)
11/25/19	4.400%	10,000,000	10,715,350
CNOOC Nexen Finance ULC
04/30/24	4.250%	400,000	410,806
Province of Manitoba
06/22/26	2.125%	300,000	281,241
Province of Quebec (c)
02/27/26	7.140%	1,230,000	1,586,771
Total			12,994,168

Chile —%
Chile Government International Bond
10/30/22	2.250%	1,130,000	1,100,055
Corporacion Nacional del Cobre de Chile (a)
11/04/44	4.875%	200,000	190,206
Total			1,290,261

China —%
Industrial & Commercial Bank of China Ltd. Junior Subordinated (a)(c)
12/31/49	6.000%	200,000	208,476

Colombia 0.1%
Colombia Government International Bond
01/28/26	4.500%	700,000	714,000
01/18/41	6.125%	1,572,000	1,650,754
06/15/45	5.000%	600,000	553,500
Ecopetrol SA
09/18/23	5.875%	3,260,000	3,369,210
Total			6,287,464

Croatia —%
Croatia Government International Bond (a)
01/26/24	6.000%	700,000	757,063
01/26/24	6.000%	100,000	108,152
Total			865,215

Dominican Republic 0.1%
Dominican Republic International Bond (a)
05/06/21	7.500%	100,000	108,420
05/06/21	7.500%	4,000,000	4,340,000
01/27/25	5.500%	100,000	95,984
01/27/25	5.500%	100,000	95,984
04/30/44	7.450%	435,000	438,262

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)
Dominican Republic (continued)
01/27/45	6.850%	$800,000	$760,000
Total			5,838,650

France 0.1%
Electricite de France SA (a)
10/13/55	5.250%	8,435,000	8,470,444

Hong Kong —%
CITIC Ltd. (a)
01/21/18	6.875%	200,000	209,975

Hungary 0.1%
Hungary Government International Bond
02/19/18	4.125%	70,000	71,663
03/29/21	6.375%	546,000	613,567
02/21/23	5.375%	3,400,000	3,698,054
11/22/23	5.750%	2,000,000	2,231,100
03/25/24	5.375%	430,000	472,463
Magyar Export-Import Bank Zrt. (a)
01/30/20	4.000%	1,200,000	1,229,755
Total			8,316,602

India —%
Export-Import Bank of India (a)
08/05/26	3.375%	860,000	810,199

Indonesia —%
PT Pertamina Persero (a)
05/20/43	5.625%	250,000	235,651
05/30/44	6.450%	200,000	206,310
Total			441,961

Israel —%
Israel Electric Corp., Ltd. (a)
01/15/19	7.250%	200,000	215,960

Japan 0.1%
Japan Bank for International Cooperation
11/04/26	2.250%	5,170,000	4,906,077

Kazakhstan —%
Kazakhstan Government International Bond (a)
07/21/25	5.125%	500,000	529,060

Mexico 0.3%
Mexico Government International Bond

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)
Mexico (continued)
01/21/21	3.500%	$800,000	$811,200
03/15/22	3.625%	1,974,000	1,969,065
10/02/23	4.000%	200,000	199,500
01/30/25	3.600%	1,000,000	958,500
03/08/44	4.750%	3,550,000	3,150,625
01/23/46	4.600%	810,000	702,675
Pemex Project Funding Master Trust
03/05/20	6.000%	3,000,000	3,127,500
06/15/38	6.625%	50,000	45,375
Petroleos Mexicanos
07/18/18	3.500%	55,000	55,550
07/23/20	3.500%	450,000	436,860
12/20/22	1.700%	666,250	659,105
01/15/25	4.250%	300,000	265,470
01/23/46	5.625%	300,000	233,190
Petroleos Mexicanos (a)
02/04/21	6.375%	3,490,000	3,654,016
08/04/26	6.875%	820,000	839,557
Total			17,108,188

Panama —%
Panama Government International Bond
03/16/25	3.750%	200,000	199,750
01/26/36	6.700%	840,000	1,031,100
Total			1,230,850

Peru 0.1%
Corporacion Financiera de Desarrollo SA (a)
07/15/19	3.250%	200,000	202,200
07/15/19	3.250%	920,000	931,500
Fondo MIVIVIENDA SA (a)
01/31/23	3.500%	300,000	295,410
Peruvian Government International Bond
03/14/37	6.550%	885,000	1,119,525
11/18/50	5.625%	150,000	171,000
Total			2,719,635

Philippines 0.1%
Philippine Government International Bond
01/15/21	4.000%	300,000	321,137
01/21/24	4.200%	900,000	979,208
01/15/32	6.375%	400,000	514,983
10/23/34	6.375%	275,000	360,944
Power Sector Assets & Liabilities Management Corp. (a)
05/27/19	7.250%	100,000	111,175
Total			2,287,447

Poland —%
Poland Government International Bond
03/17/23	3.000%	300,000	295,125

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)
Qatar —%
Nakilat, Inc. (a)
12/31/33	6.067%	$1,164,000	$1,326,960

Romania 0.1%
Romanian Government International Bond (a)
08/22/23	4.375%	150,000	154,725
01/22/44	6.125%	2,650,000	3,152,175
Total			3,306,900

Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA (a)
04/28/34	8.625%	200,000	247,965
Russian Agricultural Bank OJSC Via RSHB Capital SA (a)
07/25/18	5.100%	200,000	204,500
Russian Foreign Bond - Eurobond (a)
04/04/22	4.500%	1,200,000	1,240,500
09/16/23	4.875%	200,000	210,250
04/04/42	5.625%	800,000	846,000
Total			2,749,215

Saudi Arabia —%
Saudi Arabia Government International Bond (a)
10/26/26	3.250%	2,175,000	2,055,290

Serbia —%
Serbia International Bond (a)
02/25/20	4.875%	550,000	560,081

South Africa —%
South Africa Government International Bond
05/30/22	5.875%	200,000	218,500
01/17/24	4.665%	800,000	805,770
09/16/25	5.875%	200,000	214,250
Total			1,238,520

South Korea —%
Export-Import Bank of Korea
12/30/20	2.625%	400,000	401,137
Korea Development Bank (The)
03/11/20	2.500%	300,000	299,572
09/14/22	3.000%	200,000	202,421
Total			903,130

Spain —%
Instituto de Credito Oficial (a)
09/14/18	1.625%	1,900,000	1,888,239

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)
Turkey 0.1%
Export Credit Bank of Turkey (a)
10/24/23	5.375%	$800,000	$752,026
Turkey Government International Bond
03/30/21	5.625%	3,400,000	3,485,442
03/23/23	3.250%	1,550,000	1,375,625
Total			5,613,093

United Arab Emirates —%
DP World Ltd. (a)
07/02/37	6.850%	300,000	306,135

Uruguay —%
Uruguay Government International Bond
10/27/27	4.375%	1,000,000	997,500
06/18/50	5.100%	200,000	179,000
Total			1,176,500

Venezuela —%
Venezuela Government International Bond
09/15/27	9.250%	370,000	179,450

Virgin Islands —%
CNPC General Capital Ltd. (a)
11/25/19	2.700%	300,000	304,994
Franshion Brilliant Ltd. (a)
03/19/19	5.750%	400,000	421,000
Sinochem Offshore Capital Co., Ltd. (a)
04/29/19	3.250%	200,000	203,369
Sinopec Group Overseas Development 2015 Ltd. (a)
04/28/25	3.250%	300,000	287,385
Sinopec Group Overseas Development Ltd. (a)
04/28/25	3.250%	400,000	383,180
Total			1,599,928
Total Foreign Government Obligations (Cost: $116,072,294)			$114,106,214

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
California 0.2%
Bay Area Toll Authority Revenue Bonds Series 2009 (BAM)
04/01/49	6.263%	1,920,000	2,609,318

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles Department of Water & Power Revenue Bonds Series 2010 (BAM)
07/01/45	6.574%	$1,595,000	$2,190,031
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	655,000	816,209
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
03/01/40	7.625%	800,000	1,174,840
Taxable-Various Purpose
Series 2010
03/01/19	6.200%	2,700,000	2,971,998
Total			9,762,396
Illinois 0.1%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	425,000	537,034
City of Chicago
Unlimited General Obligation Bonds
Taxable Project
Series 2011-C1
01/01/35	7.781%	535,000	572,375
Unlimited General Obligation Refunding Bonds
Taxable
Series 2014B
01/01/44	6.314%	1,240,000	1,127,706
Unlimited General Obligation Taxable Bonds
Series 2015B
01/01/33	7.375%	395,000	408,090
State of Illinois Revenue Bonds Taxable Sales Tax Series 2013
06/15/28	3.350%	2,500,000	2,424,500
Total			5,069,705
New York 0.1%
City of New York Unlimited General Obligation Bonds Series 2010 (BAM)
03/01/36	5.968%	3,100,000	3,929,777
New York City Water & Sewer System Revenue Bonds Series 2010 (BAM)
06/15/43	5.440%	1,550,000	1,906,407

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	$2,650,000	$2,729,129
Total			8,565,313
Ohio —%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013B
01/01/35	4.532%	2,160,000	2,327,055
Pennsylvania —%
Pennsylvania Turnpike Commission Revenue Bonds Build America Bonds Series 2009
12/01/39	6.105%	1,620,000	2,049,802
Puerto Rico —%
Puerto Rico Sales Tax Financing Corp. (k)
Revenue Bonds
1st Senior Series 2009C
08/01/57	5.750%	500,000	352,070
Subordinated Revenue Bonds
1st Series 2009A-1
08/01/43	5.250%	1,575,000	786,145
1st Series 2009B
08/01/44	6.500%	285,000	150,697
1st Series 2010C
08/01/41	5.250%	2,160,000	1,083,240
Total			2,372,152
Texas 0.1%
University of Texas System (The) (b)
Revenue Bonds
Series 2017J
08/15/25	5.000%	1,605,000	1,892,423
08/15/26	5.000%	1,440,000	1,711,253
Total			3,603,676
Total Municipal Bonds (Cost: $34,564,131)			$33,750,099

Issuer	Coupon Rate	Shares	Value

Preferred Debt 0.2%
Banking 0.2%
M&T Bank Corp. (c)
12/31/49	6.375%	435	$479,588

Issuer	Coupon Rate	Shares	Value

Preferred Debt (continued)
Banking (continued)
12/31/49	6.375%	2,703	$2,973,300
State Street Corp. (c)
12/31/49	5.350%	76,010	1,896,449
12/31/49	5.900%	52,835	1,346,764
Wells Fargo & Co.
12/31/49	7.500%	3,000	3,607,110
Total			10,303,211
Property & Casualty —%
Allstate Corp. (The) (c)
01/15/53	5.100%	51,885	1,337,077
Total Preferred Debt (Cost: $11,338,670)			$11,640,288

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.7%
Cable and Satellite —%
Quebecor Media, Inc. Tranche B1 Term Loan (c)(l)
08/17/20	3.402%	746,144	$743,659

Chemicals 0.1%
Avantor Performance Materials Holdings, Inc. 1st Lien Term Loan (c)(l)
06/21/22	6.000%	1,474,327	1,484,161
Axalta Coating Systems Dutch Holding B BV/US Holdings, Inc. Tranche B Term Loan (c)(l)
02/01/20	3.750%	820,916	823,862
MacDermid, Inc. Tranche B3 Term Loan (c)(l)
06/07/20	5.500%	746,231	746,761
Total			3,054,784

Consumer Products —%
Bombardier Recreational Products, Inc. Tranche B Term Loan (b)(c)(l)
06/14/23	3.750%	750,000	751,523
Serta Simmons Holdings, LLC 2nd Lien Term Loan (c)(l)
10/21/24	9.000%	501,524	499,016
Total			1,250,539

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing —%
Accudyne Industries Borrower SCA/LLC Term Loan (c)(l)
12/13/19	4.000%	$365,000	$325,945
Manitowoc Foodservice, Inc. Tranche B Term Loan (c)(l)
03/03/23	5.750%	190,062	192,675
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (c)(l)
08/21/20	4.000%	823,734	826,139
Total			1,344,759

Electric —%
Vistra Operations Co. LLC (c)(l)
Term Loan
08/04/23	5.000%	297,214	299,940
Tranche C Term Loan
08/04/23	5.000%	67,786	68,407
Total			368,347

Environmental —%
STI Infrastructure SARL Term Loan (c)(l)
08/22/20	6.250%	673,372	577,417

Gaming 0.1%
Golden Nugget, Inc. (c)(l)
Term Loan
11/21/19	5.500%	631,750	637,676
11/21/19	5.500%	270,750	273,290
Twin River Management Group, Inc. Term Loan (c)(l)
07/10/20	5.250%	1,296,032	1,304,948
Total			2,215,914

Health Care —%
CHS/Community Health Systems, Inc. Tranche H Term Loan (c)(l)
01/27/21	4.000%	994,962	939,244
Select Medical Corp. Tranche B-F Term Loan (c)(l)
03/03/21	5.836%	746,250	753,713
Total			1,692,957

Independent Energy 0.1%
Chesapeake Energy Corp. Tranche A Term Loan (b)(c)(l)
08/23/21	8.500%	250,811	267,899

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy (continued)
EMG Utica LLC Term Loan (c)(l)
03/27/20	4.750%	$970,804	$960,494
MEG Energy Corp. Term Loan (c)(l)
03/31/20	3.750%	1,454,216	1,366,352
Total			2,594,745

Media and Entertainment —%
UFC Holdings LLC (c)(l)
1st Lien Term Loan
08/18/23	5.000%	106,000	106,624
2nd Lien Term Loan
08/18/24	8.500%	33,000	33,660
Univision Communications, Inc. Tranche C4 1st Lien Term Loan (c)(l)
03/01/20	4.000%	1,342,832	1,342,349
Total			1,482,633

Midstream —%
Power Buyer LLC 1st Lien Term Loan (c)(l)
05/06/20	4.250%	1,363,156	1,358,044

Oil Field Services —%
Drillships Ocean Ventures, Inc. Term Loan (c)(l)
07/25/21	5.500%	1,466,250	1,047,152

Other Financial Institutions —%
AlixPartners, LLP Tranche B Term Loan (c)(l)
07/28/22	4.000%	746,231	748,365

Other Industry —%
EIF Channelview Cogeneration LLC Term Loan (c)(l)
05/08/20	4.250%	759,500	731,019

Packaging —%
Reynolds Group Holdings, Inc. Term Loan (c)(l)
02/05/23	4.250%	585,000	587,855

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals 0.1%
Pharmaceutical Product Development, Inc. Term Loan (c)(l)
08/18/22	4.250%	$695,720	$697,244
RPI Finance Trust Tranche B5 Term Loan (c)(l)
10/14/22	3.176%	642,120	647,507
Valeant Pharmaceuticals International, Inc. Tranche B-E1 Term Loan (c)(l)
08/05/20	5.250%	980,579	968,322
Total			2,313,073

Refining —%
Western Refining, Inc. Term Loan (c)(l)
05/27/23	5.500%	748,125	748,125

Retailers —%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan (c)(l)
07/25/21	4.250%	497,462	493,731

Supermarkets —%
Albertsons LLC Tranche B5 Term Loan (c)(l)
12/21/22	4.750%	1,246,875	1,249,818
Supervalu, Inc. Term Loan (c)(l)
03/21/19	5.500%	699,227	701,240
Total			1,951,058

Technology 0.2%
Ancestry.com Operations, Inc. 2nd Lien Term Loan (c)(l)
10/19/24	9.250%	91,706	92,470
Avago Technologies Holdings Ltd. Tranche B3 Term Loan (c)(l)
02/01/23	3.538%	674,719	680,906
BMC Software Finance, Inc. Term Loan (c)(l)
09/10/20	5.000%	497,348	485,536
Dell International LLC (c)(l)
Tranche B Term Loan
09/07/23	4.000%	1,000,000	1,009,130
Tranche C Term Loan
12/31/18	2.436%	3,400,000	3,391,500
First Data Corp. (c)(l)
Term Loan
03/24/21	3.584%	904,618	908,155

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
07/08/22	4.334%	$1,399,430	$1,405,462
Genesys Telecommunications Laboratories, Inc./Greeneden U.S. Holdings II, LLC Tranche B Term Loan (b)(c)(l)
12/01/23	6.250%	92,000	92,460
Kronos, Inc. 2nd Lien Term Loan (c)(l)
11/01/24	9.250%	129,000	132,084
TransUnion LLC Tranche B2 Term Loan (c)(l)
04/09/21	3.500%	446,946	449,019
Western Digital Corp. Tranche B1 Term Loan (c)(l)
04/29/23	4.500%	598,500	605,018
Total			9,251,740

Transportation Services —%
OSG International, Inc. Term Loan (c)(l)
08/05/19	5.750%	1,239,715	1,211,822
XPO Logistics, Inc. Term Loan (c)(l)
10/30/21	4.250%	979,705	988,973
Total			2,200,795

Wireless —%
SBA Senior Finance II LLC Tranche B1 Term Loan (c)(l)
03/24/21	3.340%	994,911	995,687

Wirelines 0.1%
LTS Buyer LLC Tranche B 1st Lien Term Loan (c)(l)
04/13/20	4.000%	1,243,573	1,245,128
Level 3 Financing, Inc. Tranche B3 Term Loan (c)(l)
08/01/19	4.000%	1,500,000	1,515,000
Total			2,760,128

Total Senior Loans (Cost: $40,963,845)			$40,512,526

	Issuer		Shares	Value

Common Stocks —%
ENERGY —%
Oil, Gas & Consumable Fuels —%
Prairie Provident Resources, Inc. (m)			1,728	$968
TOTAL ENERGY				968

Total Common Stocks (Cost: $7,496)				$968

			Shares	Value

Fixed-Income Funds 1.2%
INVESTMENT GRADE 1.2%
Columbia Mortgage Opportunities Fund, Class I Shares(n)			7,471,197	74,263,701

Total Fixed-Income Funds (Cost: $73,202,487)				$74,263,701

	Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 0.7%
UNITED STATES 0.7%
U.S. Treasury Bills
	03/30/17	0.500%	35,770,000	35,711,695
	04/20/17	0.550%	5,485,000	5,473,311
	U.S. Treasury Bills (h)
	12/08/16	0.240%	873,000	872,954
Total				42,057,960
Total Treasury Bills (Cost: $42,061,322)				$42,057,960

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
U.S. Treasury 10-Year Note
	295	121.00	02/24/17	133,672

Total Options Purchased Puts (Cost: $83,593)				$133,672

			Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.480% (n)(o)			186,850,739	186,868,996

Total Money Market Funds (Cost: $186,850,739)				$186,868,996

Total Investments
(Cost: $6,662,303,324) (p)	$6,599,046,674(q)
Other Assets & Liabilities, Net	(406,221,296)
Net Assets	$6,192,825,378

At November 30, 2016, securities and cash totaling $56,606,125 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2016

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	12/20/2016	457,000	GBP	490,786	USD	5,900	—

Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	350	USD	52,948,438	03/2017	—	(28,417)
U.S. Treasury 10-Year Note	2,851	USD	354,994,047	03/2017	—	(2,185,041)
U.S. Treasury 2-Year Note	139	USD	30,136,938	03/2017	10,587	—
U.S. Treasury 2-Year Note	140	USD	30,353,750	03/2017	4,101	—
U.S. Treasury 2-Year Note	317	USD	68,729,563	03/2017	—	(5,534)
U.S. Treasury 5-Year Note	50	USD	5,892,188	03/2017	—	(3,220)
U.S. Treasury 5-Year Note	731	USD	86,143,781	03/2017	—	(172,638)
U.S. Treasury 5-Year Note	1,500	USD	176,765,625	03/2017	—	(576,920)
U.S. Treasury 5-Year Note	4,868	USD	573,663,375	03/2017	—	(2,178,880)
U.S. Ultra Bond	622	USD	100,394,688	03/2017	—	(210,019)
Total			1,480,022,393		14,688	(5,360,669)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Long Bond	(79)	USD	(11,951,219)	03/2017	43,053	—
U.S. Treasury 10-Year Note	(333)	USD	(41,463,703)	03/2017	126,811	—
U.S. Treasury 10-Year Note	(49)	USD	(6,101,266)	03/2017	2,204	—
U.S. Treasury 2-Year Note	(401)	USD	(86,941,813)	03/2017	49,403	—
U.S. Treasury 2-Year Note	(624)	USD	(135,291,000)	03/2017	—	(30,042)
U.S. Treasury Ultra 10-Year Note	(198)	USD	(26,618,625)	03/2017	115,970	—
U.S. Ultra Bond	(94)	USD	(15,172,188)	03/2017	55,625	—
U.S. Ultra Bond	(8)	USD	(1,291,250)	03/2017	—	(9,267)
Total			(324,831,064)		393,066	(39,309)

Credit Default Swap Contracts Outstanding at November 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	American International Group, Inc.	06/20/2021	1.000	USD	4,325,000	(53,553)	—	(35,786)	(8,650)	—	(26,417)
Barclays	EI du Pont de Nemours & Co.	12/20/2021	1.000	USD	4,360,000	(92,992)	—	(89,988)	(8,720)	—	(11,724)
Barclays	Electricite de France SA	06/20/2021	1.000	USD	2,635,000	(21,574)	—	(26,396)	(5,270)	—	(448)
Barclays	Electricite de France SA	06/20/2021	1.000	USD	3,515,000	(28,779)	—	(42,917)	(7,030)	7,108	—
Barclays	Home Depot, Inc.	12/20/2021	1.000	USD	12,310,000	(439,662)	—	(422,360)	(24,620)	—	(41,922)
Barclays	International Business Machines Corp.	12/20/2021	1.000	USD	1,745,000	(40,566)	—	(36,076)	(3,490)	—	(7,980)
Barclays	McDonald’s Corp.	12/20/2021	1.000	USD	1,435,000	(44,736)	—	(37,069)	(2,870)	—	(10,537)
Barclays	Morgan Stanley	12/20/2021	1.000	USD	3,510,000	(17,793)	—	(11,705)	(7,020)	—	(13,108)
Citi	American International Group, Inc.	06/20/2021	1.000	USD	4,400,000	(54,482)	—	(34,469)	(8,800)	—	(28,813)
Citi	American International Group, Inc.	06/20/2021	1.000	USD	4,400,000	(54,482)	—	(36,391)	(8,800)	—	(26,891)
Citi	Bank of America Corp.	06/20/2021	1.000	USD	3,520,000	(45,700)	—	(24,508)	(7,040)	—	(28,232)
Citi	Energy Transfer Partners, LP	12/20/2021	1.000	USD	880,000	9,500	35,073	—	(1,760)	—	(27,333)
Citi	Energy Transfer Partners, LP	12/20/2021	1.000	USD	1,760,000	18,999	64,701	—	(3,520)	—	(49,222)
Citi	Ford Motor Credit Co. LLC	12/20/2021	5.000	USD	1,755,000	(283,092)	—	(292,869)	(17,550)	—	(7,773)
Citi	Goldman Sachs Group, Inc.	12/20/2021	1.000	USD	5,540,000	(14,691)	13,155	—	(11,080)	—	(38,926)
Citi	International Business Machines Corp.	12/20/2021	1.000	USD	1,750,000	(40,682)	—	(35,578)	(3,500)	—	(8,604)
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	17,580,000	1,325,459	1,100,416	—	(35,160)	189,883	—
Citi	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	12,295,000	926,992	772,787	—	(24,590)	129,615	—
Citi	Nordstrom, Inc.	12/20/2021	1.000	USD	3,500,000	47,064	113,288	—	(7,000)	—	(73,224)
Citi	Nordstrom, Inc.	12/20/2021	1.000	USD	2,625,000	35,298	83,699	—	(5,250)	—	(53,651)
Citi	Viacom, Inc.	06/20/2021	1.000	USD	5,010,000	(58,963)	105,585	—	(10,020)	—	(174,568)
Credit Suisse	D.R. Horton, Inc.	12/20/2021	1.000	USD	3,495,000	53,652	72,891	—	(6,990)	—	(26,229)
Credit Suisse	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	835,000	(5,169)	6,438	—	(1,670)	—	(13,277)
Goldman Sachs International	Campbell Soup Co.	12/20/2021	1.000	USD	4,370,000	(118,048)	—	(116,942)	(8,740)	—	(9,846)
Goldman Sachs International	Citigroup, Inc.	12/20/2021	1.000	USD	1,755,000	(19,131)	—	(10,911)	(3,510)	—	(11,730)
Goldman Sachs International	D.R. Horton, Inc.	12/20/2021	1.000	USD	10,475,000	160,803	218,464	—	(20,950)	—	(78,611)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Eastman Chemical Co.	12/20/2021	1.000	USD	2,615,000	(18,598)	—	(18,630)	(5,230)	—	(5,198)
Goldman Sachs International	Eastman Chemical Co.	12/20/2021	1.000	USD	1,745,000	(12,411)	—	(12,421)	(3,490)	—	(3,480)
Goldman Sachs International	Electricite de France SA	06/20/2021	1.000	USD	9,655,000	(79,050)	—	(117,931)	(19,310)	19,571	—
Goldman Sachs International	Energy Transfer Partners, LP	12/20/2021	1.000	USD	2,640,000	28,499	85,267	—	(5,280)	—	(62,048)
Goldman Sachs International	Energy Transfer Partners, LP	12/20/2021	1.000	USD	880,000	9,500	32,382	—	(1,760)	—	(24,642)
Goldman Sachs International	Home Depot, Inc.	12/20/2021	1.000	USD	8,745,000	(312,335)	—	(286,645)	(17,490)	—	(43,180)
Goldman Sachs International	Lincoln National Corp.	12/20/2021	1.000	USD	2,615,000	15,113	2,465	—	(5,230)	7,418	—
Goldman Sachs International	Lincoln National Corp.	12/20/2021	1.000	USD	870,000	5,028	3,270	—	(1,740)	18	—
Goldman Sachs International	McDonald’s Corp.	12/20/2021	1.000	USD	6,155,000	(191,883)	—	(170,998)	(12,310)	—	(33,195)
Goldman Sachs International	Morgan Stanley	12/20/2021	1.000	USD	9,700,000	(49,172)	—	(17,343)	(19,400)	—	(51,229)
Goldman Sachs International	Textron, Inc.	12/20/2021	1.000	USD	7,925,000	(35,897)	—	—	(15,850)	—	(51,747)
Goldman Sachs International	Valero Energy Corp.	12/20/2021	1.000	USD	1,750,000	22,670	40,749	—	(3,500)	—	(21,579)
Goldman Sachs International	Walt Disney Co. (The)	12/20/2021	1.000	USD	4,400,000	(154,898)	—	(157,716)	(8,800)	—	(5,982)
JPMorgan	American International Group, Inc.	06/20/2021	1.000	USD	3,450,000	(42,719)	—	(26,964)	(6,900)	—	(22,655)
JPMorgan	Barclays Bank PLC	06/20/2021	1.000	USD	1,810,000	65,716	137,389	—	(3,620)	—	(75,293)
JPMorgan	Energy Transfer Partners, LP	12/20/2021	1.000	USD	880,000	9,500	38,168	—	(1,760)	—	(30,428)
JPMorgan	International Business Machines Corp.	12/20/2021	1.000	USD	3,500,000	(81,364)	—	(67,710)	(7,000)	—	(20,654)
JPMorgan	Lloyds Bank	06/20/2021	1.000	USD	905,000	24,809	46,215	—	(1,810)	—	(23,216)
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	5,275,000	397,713	331,206	—	(10,550)	55,957	—
JPMorgan	Markit CDX Emerging Markets Index, Series 26	12/20/2021	1.000	USD	17,480,000	1,317,920	1,499,021	—	(34,960)	—	(216,061)
JPMorgan	McDonald’s Corp.	12/20/2021	1.000	USD	5,275,000	(164,448)	—	(149,198)	(10,550)	—	(25,800)
JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	905,000	70,531	70,091	—	(1,810)	—	(1,370)
JPMorgan	Royal Bank of Scotland PLC (The)	06/20/2021	1.000	USD	1,685,000	131,322	133,018	—	(3,370)	—	(5,066)
JPMorgan	Toll Brothers, Inc.	12/20/2021	1.000	USD	10,065,000	344,294	472,457	—	(20,130)	—	(148,293)
JPMorgan	Weyerhaeuser Co.	12/20/2021	1.000	USD	1,750,000	(17,470)	—	(15,105)	(3,500)	—	(5,865)
Morgan Stanley	American International Group, Inc.	06/20/2021	1.000	USD	1,725,000	(21,359)	—	(16,513)	(3,450)	—	(8,296)
Morgan Stanley	Eaton Corp. PLC	06/20/2021	1.000	USD	1,670,000	(37,736)	—	(33,543)	(3,340)	—	(7,533)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Ford Motor Credit Co. LLC	12/20/2021	5.000	USD	3,515,000	(566,990)	—	(590,646)	(35,150)	—	(11,494)
Morgan Stanley	Ford Motor Credit Co. LLC	12/20/2021	5.000	USD	880,000	(141,949)	—	(147,873)	(8,800)	—	(2,876)
Morgan Stanley	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	2,505,000	(15,508)	27,834	—	(5,010)	—	(48,352)
Morgan Stanley	Goldman Sachs Group, Inc.	06/20/2021	1.000	USD	1,760,000	(10,896)	760	—	(3,520)	—	(15,176)
Morgan Stanley	International Business Machines Corp.	12/20/2021	1.000	USD	3,500,000	(81,364)	—	(71,156)	(7,000)	—	(17,208)
Morgan Stanley	Nucor Corp.	12/20/2021	1.000	USD	4,885,000	(9,220)	34,402	—	(9,770)	—	(53,392)
Morgan Stanley	Valero Energy Corp.	12/20/2021	1.000	USD	7,850,000	101,690	144,106	—	(15,700)	—	(58,116)
Total							5,685,297	(3,154,357)		409,570	(1,868,490)

Cleared Credit Default Swap Contracts Outstanding at November 30, 2016

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 27	12/20/2021	5.000	USD	8,520,000	—	(163,271)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 27	12/20/2021	1.000	USD	52,645,000	—	(171,276)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	06/20/2021	5.000	EUR	8,360,000	—	(366,302)
Total						—	(700,849)

Credit Default Swap Contracts Outstanding at November 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Anadarko Petroleum Corp.	12/20/2020	1.000	1.438	USD	(3,615,000)	(61,355)	—	(292,551)	7,230	238,426	—
Barclays	Anadarko Petroleum Corp.	06/20/2021	1.000	1.626	USD	(1,810,000)	(48,655)	—	(181,683)	3,620	136,648	—
Barclays	Bank of America Corp.	06/20/2018	1.000	0.367	USD	(8,445,000)	83,189	79,549	—	16,890	20,530	—
Barclays	Canadian Natural Resources Ltd.	12/20/2020	1.000	1.426	USD	(1,810,000)	(29,902)	—	(180,507)	3,620	154,225	—
Barclays	Citigroup, Inc.	06/20/2018	1.000	0.363	USD	(8,355,000)	82,878	65,776	—	16,710	33,812	—
Barclays	Dow Chemical Co. (The)	12/20/2021	1.000	0.922	USD	(4,360,000)	16,488	16,499	—	8,720	8,709	—
Citi	Ford Motor Co.	12/20/2021	5.000	1.833	USD	(1,755,000)	262,186	263,935	—	17,550	15,801	—
Citi	Plains All American Pipeline LP	12/20/2021	1.000	2.047	USD	(1,760,000)	(85,790)	—	(76,343)	3,520	—	(5,927)

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(4,000,000)	(314,219)	—	(308,640)	2,000	—	(3,579)
Credit Suisse	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(4,500,000)	(353,497)	—	(391,126)	2,250	39,879	—
Goldman Sachs	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.514	USD	(3,500,000)	(257,578)	—	(288,447)	1,750	32,619	—
Goldman Sachs	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.514	USD	(1,700,000)	(125,109)	—	(148,971)	850	24,712	—
Goldman Sachs	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(1,700,000)	(133,543)	—	(208,776)	850	76,083	—
Goldman Sachs	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(1,700,000)	(133,543)	—	(210,680)	850	77,987	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2021	1.000	1.775	USD	(1,750,000)	(63,854)	—	(66,709)	3,500	6,355	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	1.438	USD	(1,800,000)	(30,550)	—	(160,210)	3,600	133,260	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	1.438	USD	(1,810,000)	(30,720)	—	(160,853)	3,620	133,753	—
Goldman Sachs International	Anadarko Petroleum Corp.	12/20/2020	1.000	1.438	USD	(4,525,000)	(76,800)	—	(344,223)	9,050	276,473	—
Goldman Sachs International	Citigroup, Inc.	06/20/2018	1.000	0.363	USD	(4,215,000)	41,811	29,870	—	8,430	20,371	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/2021	1.000	0.922	USD	(2,615,000)	9,889	9,907	—	5,230	5,212	—
Goldman Sachs International	Dow Chemical Co. (The)	12/20/2021	1.000	0.922	USD	(1,745,000)	6,599	6,605	—	3,490	3,484	—
Goldman Sachs International	MetLife, Inc.	12/20/2021	1.000	0.990	USD	(2,615,000)	1,262	7,418	—	5,230	—	(926)
Goldman Sachs International	MetLife, Inc.	12/20/2021	1.000	0.990	USD	(870,000)	420	—	—	1,740	2,160	—
JPMorgan	Anadarko Petroleum Corp.	06/20/2021	1.000	1.626	USD	(1,710,000)	(45,967)	—	(135,587)	3,420	93,040	—
JPMorgan	Bank of America Corp.	06/20/2018	1.000	0.367	USD	(12,630,000)	124,415	103,259	—	25,260	46,416	—

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	Bank of America Corp.	06/20/2021	1.000	0.705	USD	(8,535,000)	110,809	49,821	—	17,070	78,058	—
JPMorgan	Berkshire Hathaway, Inc.	06/20/2021	1.000	0.763	USD	(5,005,000)	52,268	13,049	—	10,010	49,229	—
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.363	USD	(4,210,000)	41,762	35,732	—	8,420	14,450	—
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.363	USD	(12,665,000)	125,632	123,256	—	25,330	27,706	—
JPMorgan	Citigroup, Inc.	06/20/2018	1.000	0.363	USD	(8,535,000)	84,664	76,445	—	17,070	25,289	—
JPMorgan	FedEx Corp.	06/20/2021	1.000	0.443	USD	(1,725,000)	42,680	40,304	—	3,450	5,826	—
JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	1.907	USD	(840,000)	(32,413)	—	(101,130)	1,680	70,397	—
JPMorgan	Plains All American Pipeline LP	06/20/2021	1.000	1.907	USD	(845,000)	(32,606)	—	(87,528)	1,690	56,612	—
JPMorgan	Plains All American Pipeline, LP	06/20/2021	1.000	1.907	USD	(905,000)	(34,922)	—	(133,780)	1,810	100,668	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	1.438	USD	(3,345,000)	(56,773)	—	(245,264)	6,690	195,181	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	1.438	USD	(3,355,000)	(56,943)	—	(294,560)	6,710	244,327	—
Morgan Stanley	Anadarko Petroleum Corp.	12/20/2020	1.000	1.438	USD	(2,645,000)	(44,893)	—	(347,654)	5,290	308,051	—
Morgan Stanley	Bank of America Corp.	06/20/2018	1.000	0.367	USD	(4,215,000)	41,520	29,215	—	8,430	20,735	—
Morgan Stanley	Bank of America Corp.	06/20/2018	1.000	0.367	USD	(4,200,000)	41,373	31,726	—	8,400	18,047	—
Morgan Stanley	Canadian Natural Resources Ltd.	06/20/2021	1.000	1.609	USD	(845,000)	(22,138)	—	(57,505)	1,690	37,057	—
Morgan Stanley	Enterprise Products Partners LP	06/20/2021	1.000	1.265	USD	(5,060,000)	(58,336)	—	(236,513)	10,120	188,297	—
Morgan Stanley	Enterprise Products Partners, LP	06/20/2021	1.000	1.265	USD	(5,440,000)	(62,717)	—	(402,251)	10,880	350,414	—
Morgan Stanley	Ford Motor Co.	12/20/2021	5.000	1.833	USD	(3,515,000)	525,119	525,163	—	35,150	35,106	—
Morgan Stanley	Ford Motor Co.	12/20/2021	5.000	1.833	USD	(880,000)	131,467	131,480	—	8,800	8,787	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.514	USD	(1,300,000)	(95,672)	—	(100,230)	650	5,208	—
Morgan Stanley	Markit CMBX North America Index, Series 6 BBB-	05/11/2063	3.000	4.514	USD	(3,000,000)	(220,782)	—	(246,627)	1,500	27,345	—
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(2,400,000)	(188,532)	—	(276,934)	1,200	89,602	—

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Market Value ($)	Premium Paid ($)	Premium Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CMBX North America Index, Series 7 BBB-	01/17/2047	3.000	4.390	USD	(4,750,000)	(373,136)	—	(566,239)	2,375	195,478	—
Morgan Stanley	Noble Energy, Inc.	06/20/2021	1.000	2.052	USD	(4,175,000)	(186,722)	—	(266,047)	8,350	87,675	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	2.233	USD	(4,275,000)	(245,093)	—	(353,592)	8,550	117,049	—
Morgan Stanley	Noble Energy, Inc.	12/20/2021	1.000	2.233	USD	(4,390,000)	(251,686)	—	(268,206)	8,780	25,300	—
Morgan Stanley	Plains All American Pipeline LP	06/20/2021	1.000	1.907	USD	(2,715,000)	(104,765)	—	(361,539)	5,430	262,204	—
Morgan Stanley	Plains All American Pipeline, LP	06/20/2021	1.000	1.907	USD	(1,810,000)	(69,844)	—	(286,404)	3,620	220,180	—
Morgan Stanley	Plains All American Pipeline, LP	06/20/2021	1.000	1.907	USD	(1,815,000)	(70,036)	—	(246,318)	3,630	179,912	—
Total								1,639,009	(8,033,627)		4,624,145	(10,432)

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared Credit Default Swap Contracts Outstanding at November 30, 2016

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)*	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 19	12/20/2017	5.000	1.211	USD	(125,731,200)	1,490,690	—
Morgan Stanley	Markit CDX North America High Yield Index, Series 21	12/20/2018	—	1.856	USD	(91,797,120)	1,203,026	—
Total							2,693,716	—

* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared Interest Rate Swap Contracts Outstanding at November 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.465%	02/18/2017	USD	170,000,000	26,580	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.524%	08/19/2017	USD	87,450,000	79,364	—

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.539%	09/09/2017	USD	351,015,000	318,162	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.590%	10/21/2017	USD	84,800,000	74,203	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.639%	11/01/2017	USD	83,390,000	60,233	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.675%	11/14/2017	USD	163,750,000	102,729	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.716%	11/22/2017	USD	81,635,000	19,476	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.655%	09/30/2018	USD	64,700,000	320,671	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.080%	11/17/2018	USD	81,845,000	68,070	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.911%	11/18/2018	USD	123,045,000	97,417	—
JPMorgan	3-Month USD LIBOR-BBA	Fixed rate of 1.293%	11/22/2018	USD	66,600,000	10,712	—
JPMorgan	Fixed rate of 1.779%	3-Month USD LIBOR-BBA	11/22/2021	USD	50,000,000	—	(26,576)
JPMorgan	3-Month USD LIBOR-BBA	Fixed rate of 1.476%	12/31/2022	USD	456,300,000	9,576,964	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 0.881%	09/06/2023	USD	130,000,000	6,556,744	—
JPMorgan	3-Month USD LIBOR-BBA	Fixed rate of 2.173%	11/22/2026	USD	12,900,000	13,010	—
JPMorgan	3-Month USD LIBOR-BBA	Fixed rate of 1.874%	11/15/2041	USD	14,100,000	1,596,480	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.369%	02/15/2042	USD	4,280,000	625,669	—
JPMorgan	1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.380%	09/27/2046	USD	2,780,000	448,458	—
Total						19,994,942	(26,576)

Notes to Portfolio of Investments

(a)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees.  At November 30, 2016, the value of these securities amounted to $1,307,828,168 or 21.12% of net assets.

(b)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.
(c)	Variable rate security.
(d)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2016, the value of these securities amounted to $40,382, which represents less than 0.01% of net assets.

(e)	Interest Only (IO) represents the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $21,620,832, which represents 0.35% of net assets.

(h)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts and To Be Announced securities.
(i)	Zero coupon bond.
(j)	Principal and interest may not be guaranteed by the government.
(k)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At November 30, 2016, the value of these securities amounted to $2,372,152 or 0.04% of net assets.

(l)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2016. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(m)	Non-income producing investment.
(n)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Mortgage Opportunities Fund, Class I Shares	72,571,046	631,441	—	—	73,202,487	631,441	74,263,701
Columbia Short-Term Cash Fund, 0.480%	370,397,057	957,824,176	(1,141,370,308)	(186)	186,850,739	256,953	186,868,996
Total	442,968,103	958,455,617	(1,141,370,308)	(186)	260,053,226	888,394	261,132,697

(o)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(p)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $6,662,304,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$51,859,000
Unrealized Depreciation	(115,116,000)
Net Unrealized Depreciation	$(63,257,000)

(q)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
EUR	Euro
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	2,365,396,132	—	2,365,396,132
Residential Mortgage-Backed Securities - Agency	—	1,102,528,164	2,826,974	1,105,355,138
Residential Mortgage-Backed Securities - Non-Agency	—	187,181,264	25,980,568	213,161,832
Commercial Mortgage-Backed Securities - Agency	—	98,325,958	—	98,325,958
Commercial Mortgage-Backed Securities - Non-Agency	—	372,920,282	5,179,170	378,099,452
Asset-Backed Securities - Agency	—	25,763,350	—	25,763,350
Asset-Backed Securities - Non-Agency	—	793,940,556	9,040,025	802,980,581
Inflation-Indexed Bonds	—	44,346,763	—	44,346,763
U.S. Treasury Obligations	925,921,617	19,540,385	—	945,462,002
U.S. Government & Agency Obligations	—	116,821,042	—	116,821,042
Foreign Government Obligations	—	114,106,214	—	114,106,214
Municipal Bonds	—	33,750,099	—	33,750,099
Preferred Debt	11,640,288	—	—	11,640,288
Senior Loans	—	35,696,641	4,815,885	40,512,526
Common Stocks
Energy	968	—	—	968
Fixed-Income Funds	74,263,701	—	—	74,263,701
Treasury Bills	42,057,960	—	—	42,057,960
Options Purchased Puts	133,672	—	—	133,672
Investments measured at net asset value
Money Market Funds	—	—	—	186,868,996
Total Investments	1,054,018,206	5,310,316,850	47,842,622	6,599,046,674
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,900	—	5,900
Futures Contracts	407,754	—	—	407,754
Swap Contracts	—	27,722,373	—	27,722,373
Liabilities
Futures Contracts	(5,399,978)	—	—	(5,399,978)
Swap Contracts	—	(2,606,347)	—	(2,606,347)
Total	1,049,025,982	5,335,438,776	47,842,622	6,619,176,376

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	Senior Loans ($)	Common Stocks ($)	Total ($)
Balance as of August 31, 2016	289,839	4,295,543	5,155,744	59,953,226	1,363,080	5,893	71,063,325
Increase (decrease) in accrued discounts/premiums	(40,666)	(500)	(243,400)	—	(1,353)	—	(285,919)
Realized gain (loss)	(5,011)	—	—	160	(631)	—	(5,482)
Change in unrealized appreciation (depreciation)(a)	(7,877)	490	266,826	154	9,734	1,606	270,933
Sales	—	(3,865,172)	—	(1,980,000)	(222,126)	(7,499)	(6,074,797)
Purchases	2,590,689	25,550,207	—	9,039,395	—	—	37,180,291
Transfers into Level 3	—	—	—	—	3,667,181	—	3,667,181
Transfers out of Level 3	—	—	—	(57,972,910)	—	—	(57,972,910)
Balance as of November 30, 2016	2,826,974	25,980,568	5,179,170	9,040,025	4,815,885	—	47,842,622

(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2016 was $269,808, which is comprised of Residential Mortgage-Backed Securities — Agency of $(7,877), Residential Mortgage-Backed Securities — Non-Agency of $495, Commercial Mortgage-Backed Securities — Non-Agency of $266,826, Asset-Backed Securities — Non-Agency of $630 and Senior Loans of $9,734.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain senior loans, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, Management concluded that the market input(s) were generally unobservable.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers into and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Small Cap Equity Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 9.2%
Auto Components 2.5%
Cooper Tire & Rubber Co.	40,381	$1,546,592
Cooper-Standard Holding, Inc. (a)	29,794	2,839,964
Dana, Inc.	130,160	2,198,402
Dorman Products, Inc. (a)	75,400	5,446,896
Drew Industries, Inc.	12,395	1,302,715
Fox Factory Holding Corp. (a)	158,650	3,982,115
Horizon Global Corp. (a)	62,092	1,428,737
Spartan Motors, Inc.	147,930	1,323,974
Tenneco, Inc. (a)	25,700	1,515,015
Tower International, Inc.	69,000	1,807,800
Visteon Corp.	15,257	1,200,268
Total		24,592,478
Automobiles 0.6%
Thor Industries, Inc.	53,294	5,359,777
Diversified Consumer Services 1.6%
American Public Education, Inc. (a)	29,669	685,354
Grand Canyon Education, Inc. (a)	98,918	5,648,218
K12, Inc. (a)	62,284	914,329
Nord Anglia Education, Inc. (a)	61,000	1,464,000
ServiceMaster Global Holdings, Inc. (a)	103,589	3,959,171
Sotheby’s	76,000	2,968,560
Total		15,639,632
Hotels, Restaurants & Leisure 0.7%
Bojangles’, Inc. (a)	67,036	1,199,944
Del Taco Restaurants, Inc. (a)	111,122	1,613,492
Papa John’s International, Inc.	15,183	1,341,570
Planet Fitness, Inc., Class A	61,979	1,256,314
Wingstop, Inc.	42,382	1,300,704
Total		6,712,024
Household Durables 0.3%
iRobot Corp. (a)	22,525	1,283,925
KB Home	76,249	1,207,784
William Lyon Homes, Inc., Class A (a)	21,242	420,592
Total		2,912,301
Internet & Direct Marketing Retail 0.2%
Duluth Holdings, Inc., Class B (a)	32,934	1,103,618
Nutrisystem, Inc.	34,217	1,257,475
Total		2,361,093
Leisure Products 0.2%
Callaway Golf Co.	115,557	1,404,018

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Leisure Products (continued)
JAKKS Pacific, Inc. (a)	48,485	$341,819
Total		1,745,837
Media 0.5%
AMC Entertainment Holdings, Inc., Class A	45,500	1,544,725
Entravision Communications Corp., Class A	364,556	2,406,070
Nexstar Broadcasting Group, Inc., Class A	21,733	1,296,373
Total		5,247,168
Specialty Retail 2.2%
Abercrombie & Fitch Co., Class A	61,000	876,570
America’s Car-Mart, Inc. (a)	24,909	1,134,605
American Eagle Outfitters, Inc.	252,965	4,189,100
Cato Corp. (The), Class A	33,921	1,004,062
Children’s Place, Inc. (The)	36,399	3,780,036
Dick’s Sporting Goods, Inc.	45,952	2,714,385
Express, Inc. (a)	133,450	1,782,892
Finish Line, Inc., Class A (The)	66,000	1,481,040
GameStop Corp., Class A	133,376	3,293,053
Genesco, Inc. (a)	20,929	1,322,713
Total		21,578,456
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp. (a)	48,280	2,871,694
Sequential Brands Group, Inc. (a)	99,300	508,416
Total		3,380,110
TOTAL CONSUMER DISCRETIONARY		89,528,876
CONSUMER STAPLES 2.5%
Beverages 0.4%
MGP Ingredients, Inc.	83,175	3,934,177
Food & Staples Retailing 0.6%
Performance Food Group Co. (a)	38,000	801,800
SpartanNash Co.	40,184	1,455,063
United Natural Foods, Inc. (a)	20,000	939,000
Weis Markets, Inc.	45,542	2,536,689
Total		5,732,552
Food Products 1.0%
AdvancePierre Foods Holdings, Inc.	68,000	1,840,760
Darling Ingredients, Inc. (a)	168,289	2,273,584
Dean Foods Co.	123,814	2,458,946
Fresh Del Monte Produce, Inc.	14,868	921,965

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Hostess Brands, Inc. (a)	101,038	$1,308,442
Sanderson Farms, Inc.	15,504	1,250,398
Total		10,054,095
Household Products 0.2%
Central Garden & Pet Co. (a)	50,583	1,460,837
Personal Products 0.3%
Avon Products, Inc.	174,000	934,380
Nutraceutical International Corp. (a)	68,362	2,204,675
Total		3,139,055
TOTAL CONSUMER STAPLES		24,320,716
ENERGY 5.0%
Energy Equipment & Services 1.2%
Atwood Oceanics, Inc.	76,342	722,195
Hornbeck Offshore Services, Inc. (a)	82,830	423,261
McDermott International, Inc. (a)	172,026	1,183,539
Newpark Resources, Inc. (a)	105,265	773,698
Patterson-UTI Energy, Inc.	188,160	5,018,227
Precision Drilling Corp.	526,728	2,791,659
US Silica Holdings, Inc.	20,364	1,030,622
Total		11,943,201
Oil, Gas & Consumable Fuels 3.8%
Aegean Marine Petroleum Network, Inc.	77,400	870,750
Arch Coal, Inc. (a)	10,000	780,300
Bill Barrett Corp. (a)	164,570	1,286,937
Carrizo Oil & Gas, Inc. (a)	63,080	2,670,807
Green Plains, Inc.	31,855	863,271
Matador Resources Co. (a)	147,200	3,921,408
Oasis Petroleum, Inc. (a)	87,335	1,307,405
Parsley Energy, Inc., Class A (a)	31,545	1,203,442
PBF Energy, Inc., Class A	38,000	911,620
PDC Energy, Inc. (a)	100,248	7,463,464
Resolute Energy Corp. (a)	36,549	1,225,853
Ring Energy, Inc. (a)	97,227	1,244,506
RSP Permian, Inc. (a)	82,293	3,674,382
SM Energy Co.	80,892	3,224,355
Whiting Petroleum Corp. (a)	204,640	2,500,701
WPX Energy, Inc. (a)	219,149	3,405,575
Total		36,554,776
TOTAL ENERGY		48,497,977

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 19.7%
Banks 11.8%
1st Source Corp.	11,964	$470,903
Ameris Bancorp	76,352	3,424,387
Associated Banc-Corp.	155,593	3,555,300
BancFirst Corp.	6,910	566,275
BancorpSouth, Inc.	78,098	2,229,698
Bank of the Ozarks, Inc.	41,000	1,989,320
BNC Bancorp	41,082	1,240,676
Boston Private Financial Holdings, Inc.	138,786	2,081,790
Brookline Bancorp, Inc.	90,153	1,343,280
Capital Bank Financial Corp. Class A	70,205	2,513,339
Cathay General Bancorp	43,000	1,509,300
Central Pacific Financial Corp.	58,944	1,741,795
Chemical Financial Corp.	25,007	1,297,363
City Holding Co.	16,639	1,022,966
Community Bank System, Inc.	51,000	2,891,700
Community Trust Bancorp, Inc.	80,399	3,396,858
Customers Bancorp, Inc. (a)	119,370	3,640,785
Enterprise Financial Services Corp.	30,866	1,185,254
FCB Financial Holdings, Inc., Class A (a)	30,186	1,335,731
Fidelity Southern Corp.	39,258	875,453
First Interstate Bancsystem, Inc.	39,899	1,506,187
First Midwest Bancorp, Inc.	157,599	3,826,504
Fulton Financial Corp.	224,026	3,976,462
Great Southern Bancorp, Inc.	8,655	429,721
Great Western Bancorp, Inc.	40,389	1,615,560
Hancock Holding Co.	145,812	6,058,489
Hanmi Financial Corp.	55,806	1,713,244
Heartland Financial USA, Inc.	53,667	2,299,631
Hilltop Holdings, Inc.	69,894	1,963,322
Hope Bancorp, Inc.	119,000	2,368,100
Iberiabank Corp.	10,591	877,464
Independent Bank Corp.	46,000	2,994,600
Independent Bank Group, Inc.	21,496	1,291,910
Investors Bancorp, Inc.	185,771	2,515,339
MB Financial, Inc.	44,300	1,916,861
Old National Bancorp	270,218	4,607,217
Park National Corp.	11,317	1,262,977
Preferred Bank/Los Angeles	47,395	2,137,041
Prosperity Bancshares, Inc.	37,519	2,481,131
Renasant Corp.	66,000	2,736,360
Sandy Spring Bancorp, Inc.	179,373	6,529,177
South State Corp.	18,119	1,539,209
Sterling Bancorp	130,000	2,957,500
Texas Capital Bancshares, Inc. (a)	19,262	1,401,311
Trico Bancshares	21,808	681,718

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
UMB Financial Corp.	24,100	$1,832,082
Union Bankshares Corp.	75,100	2,538,380
Univest Corporation of Pennsylvania	64,173	1,832,139
WesBanco, Inc.	53,192	2,120,765
Western Alliance Bancorp (a)	49,000	2,289,280
Wintrust Financial Corp.	66,485	4,377,372
Total		114,989,226
Capital Markets 1.0%
Evercore Partners, Inc., Class A	19,563	1,318,546
INTL FCStone, Inc. (a)	15,351	631,080
Janus Capital Group, Inc.	68,000	918,000
Stifel Financial Corp. (a)	40,935	2,040,610
Virtu Financial, Inc. Class A	72,800	1,008,280
Westwood Holdings Group, Inc.	64,500	3,830,010
Total		9,746,526
Consumer Finance 0.2%
Nelnet, Inc., Class A	21,287	1,073,929
SLM Corp. (a)	82,000	825,740
Total		1,899,669
Diversified Financial Services 0.1%
Cardtronics PLC, Class A (a)	25,932	1,282,856
Insurance 3.6%
American Equity Investment Life Holding Co.	89,518	1,855,708
AMERISAFE, Inc.	59,709	3,794,507
Amtrust Financial Services, Inc.	55,500	1,413,030
Argo Group International Holdings Ltd.	73,247	4,647,522
CNO Financial Group, Inc.	59,500	1,065,050
Employers Holdings, Inc.	132,292	4,676,522
First American Financial Corp.	52,278	1,972,972
HCI Group, Inc.	40,056	1,295,411
Horace Mann Educators Corp.	110,489	4,436,133
Maiden Holdings Ltd.	104,734	1,612,904
MBIA, Inc. (a)	130,000	1,350,700
Navigators Group, Inc. (The)	5,190	547,026
Primerica, Inc.	17,778	1,256,905
Selective Insurance Group, Inc.	48,971	2,012,708
United Fire Group, Inc.	64,990	2,950,546
Total		34,887,644
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Colony Capital, Inc.	259,129	5,314,736

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance 2.4%
BofI Holding, Inc. (a)	74,000	$1,748,620
First Defiance Financial Corp.	10,913	505,163
HomeStreet, Inc. (a)	111,908	3,250,927
Meta Financial Group, Inc.	13,751	1,250,654
MGIC Investment Corp. (a)	270,000	2,448,900
Provident Financial Services, Inc.	150,934	4,066,162
Radian Group, Inc.	247,313	3,600,877
TrustCo Bank Corp.	66,588	542,692
Walker & Dunlop, Inc. (a)	48,949	1,438,611
Washington Federal, Inc.	81,282	2,637,601
WSFS Financial Corp.	45,000	1,919,250
Total		23,409,457
TOTAL FINANCIALS		191,530,114
HEALTH CARE 12.9%
Biotechnology 2.6%
Acorda Therapeutics, Inc. (a)	41,990	873,392
Aimmune Therapeutics, Inc. (a)	56,371	1,279,622
ARIAD Pharmaceuticals, Inc. (a)	58,000	781,840
Avexis, Inc. (a)	20,677	1,222,424
bluebird bio, Inc. (a)	11,000	663,850
Cara Therapeutics, Inc. (a)	102,916	926,244
CoLucid Pharmaceuticals, Inc. (a)	38,446	1,359,066
Eagle Pharmaceuticals, Inc. (a)	15,924	1,257,359
Emergent Biosolutions, Inc. (a)	28,246	755,863
Exelixis, Inc. (a)	76,021	1,286,275
Ligand Pharmaceuticals, Inc. (a)	42,300	4,416,120
Radius Health, Inc. (a)	29,703	1,580,794
REGENXBIO, Inc. (a)	55,812	1,241,817
Repligen Corp. (a)	139,000	4,475,800
Synergy Pharmaceuticals, Inc. (a)	227,734	1,197,881
TESARO, Inc. (a)	12,731	1,727,469
Total		25,045,816
Health Care Equipment & Supplies 5.5%
Abaxis, Inc.	59,125	3,050,259
Align Technology, Inc. (a)	39,200	3,647,560
Analogic Corp.	35,325	3,255,199
Angiodynamics, Inc. (a)	34,489	562,171
Cantel Medical Corp.	98,421	8,028,201
Cardiovascular Systems, Inc. (a)	55,735	1,348,229
Glaukos Corp. (a)	25,213	786,898
Globus Medical, Inc., Class A (a)	44,000	952,160
ICU Medical, Inc. (a)	8,315	1,249,329
iRadimed Corp. (a)	74,500	823,225
Masimo Corp. (a)	22,094	1,366,956

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Merit Medical Systems, Inc. (a)	244,759	$5,764,074
Natus Medical, Inc. (a)	30,028	1,196,616
Neogen Corp. (a)	89,212	5,645,335
Nevro Corp. (a)	14,466	1,099,850
OraSure Technologies, Inc. (a)	146,673	1,236,453
Penumbra, Inc. (a)	18,772	1,161,987
Syneron Medical Ltd. (a)	332,497	2,726,475
Vascular Solutions, Inc. (a)	127,027	6,999,188
Wright Medical Group NV (a)	69,000	1,589,760
Zeltiq Aesthetics, Inc. (a)	23,686	1,042,421
Total		53,532,346
Health Care Providers & Services 1.4%
Aceto Corp.	35,023	715,520
Amsurg Corp. (a)	18,600	1,267,032
BioTelemetry, Inc. (a)	63,165	1,228,559
LHC Group, Inc. (a)	35,000	1,472,100
Magellan Health, Inc. (a)	22,497	1,637,781
Molina Healthcare, Inc. (a)	32,501	1,718,003
National Research Corp., Class A	58,375	934,000
National Research Corp., Class B	27,180	1,053,769
PharMerica Corp. (a)	47,479	1,141,870
Surgical Care Affiliates, Inc. (a)	13,378	562,545
Triple-S Management Corp., Class B (a)	24,147	537,995
U.S. Physical Therapy, Inc.	12,579	805,056
Total		13,074,230
Health Care Technology 1.6%
HealthStream, Inc. (a)	170,900	4,282,754
Medidata Solutions, Inc. (a)	75,996	4,197,259
Omnicell, Inc. (a)	167,500	6,004,875
Veeva Systems Inc., Class A (a)	24,613	1,144,013
Total		15,628,901
Life Sciences Tools & Services 0.9%
Bio-Rad Laboratories, Inc., Class A (a)	9,054	1,570,869
Bio-Techne Corp.	19,400	2,043,984
Luminex Corp. (a)	51,463	1,046,243
PAREXEL International Corp. (a)	54,121	3,193,139
Patheon NV (a)	43,000	1,176,480
Total		9,030,715
Pharmaceuticals 0.9%
Aclaris Therapeutics, Inc. (a)	48,327	1,447,394
Aerie Pharmaceuticals, Inc. (a)	34,981	1,299,544
Amphastar Pharmaceuticals, Inc. (a)	56,619	1,147,667
Catalent, Inc. (a)	25,500	610,215

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Corcept Therapeutics, Inc. (a)	132,345	$1,110,375
Dermira, Inc. (a)	34,678	1,109,002
Heska Corp. (a)	19,681	1,301,111
Lannett Co., Inc. (a)	34,176	782,630
Total		8,807,938
TOTAL HEALTH CARE		125,119,946
INDUSTRIALS 18.2%
Aerospace & Defense 1.0%
Curtiss-Wright Corp.	31,179	3,134,113
DigitalGlobe, Inc. (a)	61,923	1,990,824
KEYW Holding Corp. (The) (a)	106,207	1,330,774
Kratos Defense & Security Solutions, Inc. (a)	182,312	1,334,524
Moog, Inc., Class A (a)	25,538	1,783,318
Total		9,573,553
Air Freight & Logistics 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	32,849	1,622,741
HUB Group, Inc., Class A (a)	14,505	621,539
XPO Logistics, Inc. (a)	85,960	3,827,799
Total		6,072,079
Airlines 0.3%
Skywest, Inc.	81,962	3,020,300
Building Products 2.4%
AAON, Inc.	188,150	6,190,135
Continental Building Product (a)	120,005	2,688,112
Gibraltar Industries, Inc. (a)	25,884	1,164,780
Griffon Corp.	63,012	1,505,987
Patrick Industries, Inc. (a)	15,286	1,090,656
Simpson Manufacturing Co., Inc.	121,925	5,747,544
Trex Co., Inc. (a)	77,500	5,098,725
Total		23,485,939
Commercial Services & Supplies 2.9%
ABM Industries, Inc.	52,600	2,314,400
ACCO Brands Corp. (a)	131,719	1,639,902
Brink’s Co. (The)	38,151	1,541,300
Deluxe Corp.	29,500	1,997,150
Healthcare Services Group, Inc.	107,750	4,196,863
Hudson Technologies, Inc. (a)	160,126	1,218,559
McGrath Rentcorp	35,392	1,306,673
Mobile Mini, Inc.	82,900	2,545,030
Quad/Graphics, Inc.	39,301	1,105,537
Rollins, Inc.	118,425	3,804,995

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Steelcase, Inc., Class A	265,435	$4,127,514
Tetra Tech, Inc.	29,992	1,285,157
Viad Corp.	27,781	1,219,586
Total		28,302,666
Construction & Engineering 2.3%
Argan, Inc.	20,338	1,229,432
EMCOR Group, Inc.	135,972	9,432,378
Granite Construction, Inc.	37,500	2,212,125
MasTec, Inc. (a)	113,744	4,316,585
MYR Group, Inc. (a)	15,616	584,975
Quanta Services, Inc. (a)	150,149	5,063,024
Total		22,838,519
Electrical Equipment 0.2%
EnerSys	18,924	1,505,972
Machinery 3.9%
Astec Industries, Inc.	18,390	1,219,257
Barnes Group, Inc.	43,300	2,000,460
Chart Industries, Inc. (a)	58,013	2,062,362
Columbus McKinnon Corp.	24,375	641,550
EnPro Industries, Inc.	16,412	997,850
Franklin Electric Co., Inc.	37,500	1,464,375
Global Brass & Copper Holdings, Inc.	170,317	4,879,582
Greenbrier Companies, Inc. (The)	34,632	1,343,722
John Bean Technologies Corp.	17,499	1,578,410
Kadant, Inc.	6,415	401,579
Lydall, Inc. (a)	19,970	1,192,209
Mueller Industries, Inc.	97,147	3,690,614
Mueller Water Products, Inc., Class A	120,241	1,590,788
Nordson Corp.	12,234	1,305,735
Oshkosh Corp.	50,687	3,548,090
Proto Labs, Inc. (a)	47,900	2,495,590
Sun Hydraulics Corp.	100,700	4,001,818
Titan International, Inc.	121,355	1,402,864
Wabash National Corp. (a)	131,372	1,811,620
Total		37,628,475
Professional Services 2.1%
Exponent, Inc.	71,600	4,342,540
FTI Consulting, Inc. (a)	34,301	1,464,653
ICF International, Inc. (a)	23,669	1,310,079
Korn/Ferry International	159,683	4,052,755
Navigant Consulting, Inc. (a)	53,707	1,326,563
RPX Corp. (a)	117,910	1,232,159

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)
Wageworks, Inc. (a)	88,865	$6,562,680
Total		20,291,429
Road & Rail 1.4%
ArcBest Corp.	66,659	2,029,766
Knight Transportation, Inc.	83,547	2,924,145
Old Dominion Freight Line, Inc. (a)	42,796	3,736,091
Swift Transportation Co. (a)	196,570	4,908,353
Total		13,598,355
Trading Companies & Distributors 1.1%
Aircastle Ltd.	46,018	988,467
Beacon Roofing Supply, Inc. (a)	39,000	1,809,210
MRC Global, Inc. (a)	99,320	1,999,312
Neff Corp. Class A (a)	73,500	966,525
Rush Enterprises, Inc., Class A (a)	20,908	632,467
SiteOne Landscape Supply, Inc. (a)	93,025	3,116,337
WESCO International, Inc. (a)	19,275	1,308,772
Total		10,821,090
TOTAL INDUSTRIALS		177,138,377
INFORMATION TECHNOLOGY 17.0%
Communications Equipment 1.8%
EchoStar Corp., Class A (a)	26,555	1,354,305
Finisar Corp. (a)	171,277	5,691,534
InterDigital, Inc.	15,965	1,264,428
Lumentum Holdings, Inc. (a)	28,900	1,158,890
NETGEAR, Inc. (a)	34,870	1,872,519
Netscout Systems, Inc. (a)	111,990	3,494,088
Oclaro, Inc. (a)	318,004	2,842,956
Total		17,678,720
Electronic Equipment, Instruments & Components 4.0%
Benchmark Electronics, Inc. (a)	56,106	1,590,605
Cognex Corp.	21,408	1,278,272
Coherent, Inc. (a)	10,454	1,364,247
Fabrinet (a)	38,000	1,626,400
II-VI, Inc. (a)	174,056	5,256,491
Insight Enterprises, Inc. (a)	36,057	1,262,716
IPG Photonics Corp. (a)	37,788	3,624,625
Littelfuse, Inc.	8,820	1,285,868
Mesa Laboratories, Inc.	48,617	6,031,425
Rogers Corp. (a)	47,018	3,494,378
Sanmina Corp. (a)	60,981	2,003,226
SYNNEX Corp.	34,697	4,056,426
Tech Data Corp. (a)	14,177	1,203,202
TTM Technologies, Inc. (a)	208,095	2,823,849

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology, Inc.	136,389	$2,066,293
Total		38,968,023
Internet Software & Services 2.9%
2U, Inc. (a)	27,443	907,266
Alarm.com Holdings, Inc. (a)	32,890	974,202
CoStar Group, Inc. (a)	12,825	2,450,986
DHI Group, Inc. (a)	104,541	637,700
Five9, Inc. (a)	66,498	1,052,663
GoDaddy, Inc., Class A (a)	33,170	1,172,228
IAC/InterActiveCorp	18,646	1,255,995
LogMeIn, Inc.	9,118	919,550
MINDBODY, Inc., Class A (a)	72,839	1,573,322
NIC, Inc.	195,600	4,909,560
SPS Commerce, Inc. (a)	80,500	5,576,235
Stamps.com, Inc. (a)	49,800	5,288,760
TrueCar, Inc. (a)	104,687	1,296,025
Total		28,014,492
IT Services 0.9%
Booz Allen Hamilton Holdings Corp.	34,962	1,321,913
Convergys Corp.	70,577	1,825,827
CSRA, Inc.	41,457	1,327,039
Science Applications International Corp.	27,500	2,270,675
Sykes Enterprises, Inc. (a)	19,765	556,978
Travelport Worldwide Ltd.	114,256	1,599,584
Total		8,902,016
Semiconductors & Semiconductor Equipment 3.3%
Amkor Technology, Inc. (a)	170,613	2,016,646
Ceva, Inc. (a)	35,010	1,113,318
Cirrus Logic, Inc. (a)	48,242	2,653,310
Cypress Semiconductor Corp.	128,000	1,440,000
Diodes, Inc. (a)	48,141	1,172,233
Formfactor, Inc. (a)	101,000	1,131,200
Inphi Corp. (a)	26,039	1,176,182
Integrated Device Technology, Inc. (a)	24,169	565,554
Kulicke & Soffa Industries, Inc. (a)	129,900	2,004,357
MACOM Technology Solutions Holdings, Inc. (a)	27,573	1,373,687
Microsemi Corp. (a)	29,889	1,636,423
MKS Instruments, Inc.	21,620	1,244,231
Monolithic Power Systems, Inc.	16,247	1,332,904
Nanometrics, Inc. (a)	57,358	1,371,430
NVE Corp.	33,200	2,216,764
PDF Solutions, Inc. (a)	44,860	1,056,453
Photronics, Inc. (a)	117,643	1,176,430

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Rudolph Technologies, Inc. (a)	132,314	$2,593,354
Teradyne, Inc.	116,092	2,830,323
Tessera Technologies, Inc.	34,967	1,384,693
Total		31,489,492
Software 4.1%
8x8, Inc. (a)	22,949	313,254
ACI Worldwide, Inc. (a)	188,600	3,509,846
Blackbaud, Inc.	86,625	5,438,317
Bottomline Technologies de, Inc. (a)	169,400	4,245,164
CommVault Systems, Inc. (a)	28,164	1,520,856
Descartes Systems Group, Inc. (The) (a)	42,950	951,343
Ebix, Inc.	35,965	2,143,514
Exa Corp. (a)	192,231	2,850,786
Gigamon, Inc. (a)	17,971	958,753
Proofpoint, Inc. (a)	14,760	1,136,668
PROS Holdings, Inc. (a)	174,923	4,178,910
PTC, Inc. (a)	103,049	5,019,517
RealPage, Inc. (a)	44,117	1,261,746
Synchronoss Technologies, Inc. (a)	29,712	1,440,438
Take-Two Interactive Software, Inc. (a)	24,000	1,181,520
Tyler Technologies, Inc. (a)	25,525	3,800,672
Total		39,951,304
TOTAL INFORMATION TECHNOLOGY		165,004,047
MATERIALS 5.7%
Chemicals 2.5%
A. Schulman, Inc.	24,366	811,388
Balchem Corp.	49,200	3,929,112
Cabot Corp.	37,700	1,920,061
Chemours Co. LLC (The)	67,867	1,677,672
Innospec, Inc.	51,656	3,393,799
Koppers Holdings, Inc. (a)	34,401	1,319,278
Minerals Technologies, Inc.	22,351	1,810,431
Olin Corp.	44,400	1,154,400
Omnova Solutions, Inc. (a)	86,317	828,643
Orion Engineered Carbons SA	181,540	3,467,414
Scotts Miracle-Gro Co., Class A	17,793	1,623,967
Stepan Co.	24,432	1,983,146
Tronox Ltd., Class A	56,297	638,408
Total		24,557,719
Construction Materials 0.3%
Summit Materials, Inc., Class A (a)	50,483	1,199,981
US Concrete, Inc. (a)	27,500	1,563,375
Total		2,763,356

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 0.2%
Berry Plastics Group, Inc. (a)	29,359	$1,461,198
Metals & Mining 1.7%
AK Steel Holding Corp. (a)	205,000	1,871,650
Carpenter Technology Corp.	78,837	2,820,000
Commercial Metals Co.	136,761	3,010,110
Hecla Mining Co.	141,200	858,496
Kaiser Aluminum Corp.	56,106	4,622,573
Materion Corp.	30,500	1,169,675
Ryerson Holding Corp. (a)	59,004	843,757
United States Steel Corp.	46,500	1,503,810
Total		16,700,071
Paper & Forest Products 1.0%
Boise Cascade Co. (a)	27,690	631,332
Clearwater Paper Corp. (a)	53,324	3,316,753
KapStone Paper and Packaging Corp.	125,110	2,555,997
Neenah Paper, Inc.	42,008	3,566,479
Total		10,070,561
TOTAL MATERIALS		55,552,905
REAL ESTATE 5.4%
Equity Real Estate Investment Trusts (REITs) 4.9%
American Assets Trust, Inc.	88,921	3,562,175
Brandywine Realty Trust	379,214	5,820,935
Chesapeake Lodging Trust	100,136	2,374,225
Cousins Properties, Inc.	255,187	2,018,529
DCT Industrial Trust, Inc.	29,780	1,368,391
DuPont Fabros Technology, Inc.	29,264	1,189,874
EPR Properties	15,636	1,087,327
First Industrial Realty Trust, Inc.	155,306	4,107,844
First Potomac Realty Trust	90,244	887,098
Getty Realty Corp.	19,562	469,879
Hersha Hospitality Trust	259,642	5,236,979
Highwoods Properties, Inc.	37,500	1,802,250
Hudson Pacific Properties, Inc.	46,000	1,604,020
Kite Realty Group Trust	152,071	3,657,308
LaSalle Hotel Properties	38,200	1,072,274
Mack-Cali Realty Corp.	69,000	1,866,450
Physicians Realty Trust	45,872	831,201
PS Business Parks, Inc.	15,500	1,731,815
RLJ Lodging Trust	90,057	2,052,399
Ryman Hospitality Properties, Inc.	13,324	784,784
Saul Centers, Inc.	10,953	695,406
Select Income REIT	63,923	1,562,278

Issuer	Shares	Value

Common Stocks (continued)
REAL ESTATE (CONTINUED)
Equity Real Estate Investment Trusts (REITs) (continued)
Washington Real Estate Investment Trust	61,884	$1,922,117
Total		47,705,558
Real Estate Management & Development 0.5%
Kennedy-Wilson Holdings, Inc.	230,557	4,922,392
TOTAL REAL ESTATE		52,627,950
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Vonage Holdings Corp. (a)	175,270	1,155,029
TOTAL TELECOMMUNICATION SERVICES		1,155,029
UTILITIES 2.7%
Electric Utilities 0.9%
Allete, Inc.	16,366	1,011,746
El Paso Electric Co.	37,345	1,682,392
Great Plains Energy, Inc.	90,017	2,375,549
PNM Resources, Inc.	60,852	1,922,923
Portland General Electric Co.	52,419	2,180,631
Total		9,173,241
Gas Utilities 0.7%
New Jersey Resources Corp.	57,800	1,991,210
ONE Gas, Inc.	17,300	1,038,173
South Jersey Industries, Inc.	66,000	2,178,000
Southwest Gas Corp.	23,000	1,704,990
Total		6,912,373
Multi-Utilities 0.8%
Avista Corp.	101,384	4,103,010
Black Hills Corp.	19,000	1,116,250
Vectren Corp.	50,487	2,477,902
Total		7,697,162
Water Utilities 0.3%
California Water Service Group	78,174	2,700,912
TOTAL UTILITIES		26,483,688
Total Common Stocks (Cost: $799,695,217)		$956,959,625

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.480% (b)(c)	15,303,623	$15,305,153
Total Money Market Funds (Cost: $15,303,645)		$15,305,153

Total Investments (Cost: $814,998,862) (d)	$972,264,778(e)
Other Assets & Liabilities, Net	480,370
Net Assets	$972,745,148

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,907,784	70,257,132	(68,861,026)	(245)	15,303,645	13,675	15,305,153

(d)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $814,999,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$173,327,000
Unrealized Depreciation	(16,061,000)
Net Unrealized Appreciation	$157,266,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	89,528,876	—	—	89,528,876
Consumer Staples	24,320,716	—	—	24,320,716
Energy	48,497,977	—	—	48,497,977
Financials	191,530,114	—	—	191,530,114
Health Care	125,119,946	—	—	125,119,946
Industrials	177,138,377	—	—	177,138,377
Information Technology	165,004,047	—	—	165,004,047
Materials	55,552,905	—	—	55,552,905
Real Estate	52,627,950	—	—	52,627,950
Telecommunication Services	1,155,029	—	—	1,155,029
Utilities	26,483,688	—	—	26,483,688
Total Common Stocks	956,959,625	—	—	956,959,625
Investments measured at net asset value
Money Market Funds	—	—	—	15,305,153
Total Investments	956,959,625	—	—	972,264,778

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Consolidated Portfolio of Investments

Active Portfolios® Multi-Manager Alternatives Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 32.4%
CONSUMER DISCRETIONARY 6.0%
Auto Components 0.5%
Adient PLC (a)(b)	55,059	$2,948,960
Diversified Consumer Services 0.2%
LifeLock, Inc. (a)(c)	66,519	1,583,817
Hotels, Restaurants & Leisure 0.2%
Dunkin’ Brands Group, Inc.	4,681	254,132
McDonald’s Corp.	1,961	233,888
Popeyes Louisiana Kitchen, Inc. (a)	4,211	252,155
Restaurant Brands International, Inc.	4,764	226,433
Wendy’s Co. (The)	2,263	28,446
Total		995,054
Household Durables 1.0%
Harman International Industries, Inc. (c)	58,756	6,426,144
Media 2.0%
CBS Corp., Class B Non Voting	33,601	2,040,253
Comcast Corp., Class A	30,993	2,154,323
Starz, Class A (a)	89,648	3,035,481
Time Warner, Inc. (c)	41,849	3,842,575
Viacom, Inc., Class B	29,468	1,104,461
Total		12,177,093
Specialty Retail 2.1%
Cabela’s, Inc. (a)(b)(c)	88,389	5,501,331
CST Brands, Inc. (b)	158,501	7,612,803
Total		13,114,134
TOTAL CONSUMER DISCRETIONARY		37,245,202
CONSUMER STAPLES 2.9%
Food & Staples Retailing 0.2%
Safeway, Inc. Casa Ley CVR (a)(d)	287,209	291,488
Safeway, Inc. PDC CVR (a)(d)	287,209	14,016
SUPERVALU, Inc. (a)	243,700	1,130,768
Total		1,436,272
Food Products 1.5%
Nomad Foods Ltd. (a)	188,906	1,777,606
WhiteWave Foods Co. (The) (a)(b)	129,036	7,108,593
Total		8,886,199

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 0.3%
Church & Dwight Co., Inc.	10,623	$465,181
Clorox Co. (The)	4,085	472,063
Colgate-Palmolive Co.	6,964	454,262
Kimberly-Clark Corp.	4,068	470,301
Total		1,861,807
Personal Products 0.2%
Coty, Inc. Class A	72,688	1,359,993
Tobacco 0.7%
Altria Group, Inc.	8,004	511,696
British American Tobacco, ADR	2,939	320,468
Reynolds American, Inc.	60,029	3,247,569
Total		4,079,733
TOTAL CONSUMER STAPLES		17,624,004
ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
InterOil Corp. (a)	64,165	3,118,419
TOTAL ENERGY		3,118,419
FINANCIALS 1.7%
Capital Markets 0.3%
CBOE Holdings, Inc.	22,633	1,559,414
Insurance 1.3%
Endurance Specialty Holdings Ltd.	87,394	8,057,727
Thrifts & Mortgage Finance 0.1%
Astoria Financial Corp.	38,640	631,764
TOTAL FINANCIALS		10,248,905
HEALTH CARE 4.8%
Biotechnology 0.1%
Actelion Ltd., Registered Shares	2,826	544,798
Prosensa Holdings CVR (a)(d)(e)	16,099	—
Trius Therapeutics, Inc. (a)(d)(e)	186,725	—
Total		544,798

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 3.6%
St. Jude Medical, Inc. (b)	277,388	$21,969,130
Health Care Providers & Services 1.0%
ExamWorks Group, Inc. (a)(d)	5,479	192,039
Team Health Holdings, Inc. (a)	146,890	6,250,169
Total		6,442,208
Pharmaceuticals 0.1%
Depomed, Inc. (a)	39,772	759,645
TOTAL HEALTH CARE		29,715,781
INDUSTRIALS 1.2%
Aerospace & Defense 0.2%
B/E Aerospace, Inc.	25,053	1,504,182
Commercial Services & Supplies 0.1%
LSC Communications, Inc.	30,841	636,558
Machinery 0.9%
Joy Global, Inc.	185,615	5,202,789
TOTAL INDUSTRIALS		7,343,529
INFORMATION TECHNOLOGY 7.9%
Communications Equipment 0.3%
Brocade Communications Systems, Inc.	162,561	2,006,003
Internet Software & Services 4.7%
Cornerstone OnDemand, Inc. (a)	46,850	1,682,383
LinkedIn Corp., Class A (a)(b)	101,764	19,868,403
Pandora Media, Inc. (a)	59,703	693,749
Yahoo!, Inc. (a)(b)	156,035	6,400,556
Total		28,645,091
IT Services 0.4%
Accenture PLC, Class A	1,731	206,733
CGI Group, Inc., Class A (a)	4,075	193,033
EPAM Systems, Inc. (a)	1,303	85,868
International Business Machines Corp.	1,850	300,107

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Xerox Corp.	213,623	$1,997,375
Total		2,783,116
Semiconductors & Semiconductor Equipment 1.3%
Cabot Microelectronics Corp.	16,681	993,854
Intel Corp.	8,794	305,152
NXP Semiconductors NV (a)(c)	51,374	5,093,732
QUALCOMM, Inc.	24,273	1,653,719
Total		8,046,457
Software 0.6%
CA, Inc.	8,540	272,939
Citrix Systems, Inc. (a)	21,194	1,838,156
Mentor Graphics Corp.	41,577	1,519,639
Oracle Corp.	7,270	292,181
Total		3,922,915
Technology Hardware, Storage & Peripherals 0.6%
Hewlett Packard Enterprise Co. (b)	146,026	3,475,419
TOTAL INFORMATION TECHNOLOGY		48,879,001
MATERIALS 4.3%
Chemicals 4.3%
Air Products & Chemicals, Inc. (b)	20,970	3,029,326
Chemtura Corp. (a)	181,478	5,979,700
Linde AG	19,747	3,290,015
Linde AG, ADR	4,708	78,765
Syngenta AG, ADR (b)	61,181	4,675,452
Valspar Corp. (The) (b)	92,829	9,476,913
Total		26,530,171
TOTAL MATERIALS		26,530,171
REAL ESTATE 0.4%
Equity Real Estate Investment Trusts (REITs) 0.4%
Post Properties, Inc.	42,125	2,738,968
TOTAL REAL ESTATE		2,738,968
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Inteliquent, Inc.	13,580	307,451

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
TOTAL TELECOMMUNICATION SERVICES		307,451
UTILITIES 2.6%
Electric Utilities 1.7%
Empire District Electric Co. (The)	70,885	$2,412,217
Westar Energy, Inc. (b)	141,413	8,054,884
Total		10,467,101
Independent Power and Renewable Electricity Producers 0.9%
Talen Energy Corp. (a)	374,841	5,232,780
TOTAL UTILITIES		15,699,881
Total Common Stocks (Cost: $198,525,275)		$199,451,312

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 5.1%

Aerospace & Defense 0.4%

Bombardier, Inc. (f)
03/15/18	7.500%	2,430,000	$2,609,820

Cable and Satellite 1.4%
Rcn Telecom Services Llc / Rcn Cap (f)
08/15/20	8.500%	7,919,000	8,394,140

Chemicals 0.1%
LSB Industries, Inc. (g)
08/01/19	8.500%	363,000	335,775

Electric —%
Energy Future Intermediate Holding Co. LLC/Finance, Inc. (e)(f)(h)(i)
03/01/22	0.000%	—	—

Food and Beverage —%
WhiteWave Foods Co. (The)
10/01/22	5.375%	249,000	274,522

Media and Entertainment 0.2%

LIN Television Corp.
01/15/21	6.375%	1,333,000	1,379,655

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Property & Casualty 1.1%

Ambac Assurance Corp. Subordinated (f)
06/07/20	5.100%	$5,821,122	$6,883,476

Technology 1.2%

Avaya, Inc. (f)
04/01/19	7.000%	4,347,000	3,787,324
Rackspace Hosting, Inc. (f)
01/15/24	6.500%	3,232,000	3,692,560
Total			7,479,884

Wireless 0.4%
Sprint Communications, Inc.
12/01/16	6.000%	2,510,000	2,510,206

Wirelines 0.3%
Frontier Communications Corp.
09/15/20	8.875%	1,607,000	1,677,306
Total Corporate Bonds & Notes (Cost: $30,863,740)			$31,544,784

	Shares	Value

Exchange-Traded Funds 0.7%

Consumer Staples Select Sector SPDR Fund	16,447	$831,889
SPDR S&P Homebuilders ETF	45,944	1,555,205
Technology Select Sector SPDR Fund	15,226	723,235
iShares Russell 2000 Growth ETF	4,839	737,028
Total Exchange-Traded Funds (Cost: $3,803,967)		$3,847,357

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 14.2%
UNITED STATES 14.2%
U.S. Treasury Bills
12/01/16	0.480%	1,728,000	$1,727,992
12/22/16	0.230%	2,058,000	2,057,710
01/05/17	0.250%	1,519,000	1,518,619
01/26/17	0.350%	50,317,000	50,289,259
02/02/17	0.420%	10,464,000	10,456,278
02/09/17	0.440%	9,088,000	9,080,284
02/16/17	0.450%	4,659,000	4,654,546

Issuer		Effective Yield	Principal Amount	Value

Treasury Bills (continued)
UNITED STATES (CONTINUED)
04/27/17		0.550%	$7,700,000	$7,682,729
Total				87,467,417

Total Treasury Bills (Cost: $87,464,416)				$87,467,417

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls —%

Alibaba Group Holding Ltd., ADR
	122	105.00	12/16/16	915
Ambac Financial Group, Inc.
	302	25.00	02/17/17	47,565
Chtr Us 12/16/16 C300
	57	300.00	12/16/16	3,277
Great Plains Energy, Inc.
	34	30.00	12/16/16	170
Great Plains Energy, Inc.
	48	30.00	12/16/16	240
New York Community Bancorp, Inc.
	308	16.00	01/20/17	13,860
Rockwell Collins, Inc.
	77	100.00	04/21/17	24,255

Total Options Purchased Calls (Cost: $102,553)				$90,282

Options Purchased Puts —%

Alibaba Group Holding Ltd., ADR
	68	95.00	01/20/17	28,730
Cvent, Inc.(d)(e)
	60	35.00	12/16/16	—
Mentor Graphics Corp.
	1	35.00	04/21/17	40
St. Jude Medical, Inc.
	132	65.00	12/16/16	990
Westar Energy, Inc.
	145	50.00	12/16/16	1,813
Westar Energy, Inc.
	22	50.00	12/16/16	275

Total Options Purchased Puts (Cost: $53,711)				$31,848

	Shares	Value

Money Market Funds 47.5%
Columbia Short-Term Cash Fund, 0.480% (j)(k)(l)	290,261,106	$290,290,588
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Shares, 0.218%	2,225,968	2,225,968
Total Money Market Funds (Cost: $292,487,587)		$292,516,556

Total Investments(m)
(Cost: $613,301,249)		$614,949,556

Investments Sold Short (11.1)%

Issuer	Shares	Value

Common Stocks (9.9)%

CONSUMER DISCRETIONARY (1.7)%

Auto Components (0.4)%

BorgWarner, Inc.	(17,012)	(605,627)
Lear Corp.	(4,798)	(621,389)
Magna International, Inc.	(14,037)	(567,797)
Tenneco, Inc. (a)	(10,515)	(619,859)
Total		(2,414,672)

Hotels, Restaurants & Leisure (0.2)%

Yum! Brands, Inc.	(25,148)	(1,594,132)

Media (1.1)%

21st Century Fox, Inc.	(30,420)	(855,106)
Cable One, Inc.	(1,005)	(594,015)
Charter Communications, Inc., Class A (a)	(7,734)	(2,129,248)
Time Warner, Inc.	(7,900)	(725,378)
Walt Disney Co. (The)	(23,971)	(2,376,005)
Total		(6,679,752)
TOTAL CONSUMER DISCRETIONARY		(10,688,556)

CONSUMER STAPLES (1.1)%

Food & Staples Retailing (0.2)%

Kroger Co.	(5,118)	(165,311)
SpartanNash Co.	(12,624)	(457,115)
Sprouts Farmers Market, Inc. (a)	(7,311)	(146,293)
United Natural Foods, Inc. (a)	(7,945)	(373,018)
Total		(1,141,737)

Food Products (0.2)%

ConAgra Foods, Inc.	(40,036)	(1,468,921)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products (0.5)%

Procter & Gamble Co. (The)	(35,359)	$(2,915,703)

Tobacco (0.2)%
British American Tobacco, ADR	(11,010)	(1,200,531)
TOTAL CONSUMER STAPLES		(6,726,892)

ENERGY (0.1)%

Oil, Gas & Consumable Fuels (0.1)%
Exxon Mobil Corp.	(9,099)	(794,343)
TOTAL ENERGY		(794,343)

FINANCIALS (0.5)%

Capital Markets (0.3)%

Cme Group, Inc.	(7,247)	(818,259)
IntercontinentalExchange Group, Inc.	(13,975)	(774,215)
Total		(1,592,474)

Insurance (0.1)%

Ambac Financial Group, Inc. (a)	(30,218)	(740,341)

Thrifts & Mortgage Finance (0.1)%

New York Community Bancorp	(38,640)	(617,467)
TOTAL FINANCIALS		(2,950,282)

HEALTH CARE (1.9)%
Biotechnology —%
Actelion Ltd., ADR	(2,952)	(143,822)

Health Care Equipment & Supplies (1.5)%

Abbott Laboratories	(240,747)	(9,165,238)

Health Care Providers & Services (0.4)%

Aetna, Inc.	(16,480)	(2,156,243)
TOTAL HEALTH CARE		(11,465,303)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (0.4)%

Aerospace & Defense (0.1)%

Rockwell Collins, Inc.	(7,765)	$(719,971)

Building Products (0.3)%

Armstrong World Industries, Inc. (a)	(39,720)	(1,656,324)
Commercial Services & Supplies —%
Quad/Graphics, Inc.	(6,800)	(191,284)
TOTAL INDUSTRIALS		(2,567,579)

INFORMATION TECHNOLOGY (2.9)%

Communications Equipment (0.1)%
Cisco Systems, Inc.	(18,155)	(541,382)
F5 Networks, Inc. (a)	(2,601)	(366,091)
Total		(907,473)

Electronic Equipment, Instruments & Components (0.1)%
Ingram Micro, Inc., Class A	(19,882)	(744,382)

Internet Software & Services (1.2)%
Alibaba Group Holding Ltd., ADR (a)	(41,134)	(3,867,418)
LogMeIn, Inc.	(34,201)	(3,449,171)
Total		(7,316,589)

IT Services (0.5)%
CGI Group, Inc., Class A (a)	(7,050)	(333,959)
Computer Sciences Corp.	(28,940)	(1,754,632)
Genpact Ltd. (a)	(11,109)	(265,838)
International Business Machines Corp.	(4,417)	(716,526)
Total		(3,070,955)

Semiconductors & Semiconductor Equipment (0.4)%

Entegris, Inc. (a)	(45,306)	(813,243)
Intel Corp.	(27,230)	(944,881)
Microchip Technology, Inc.	(4,775)	(316,009)
Qorvo, Inc. (a)	(4,963)	(265,074)
Texas Instruments, Inc.	(4,046)	(299,121)
Total		(2,638,328)

Software (0.3)%

Symantec Corp.	(65,144)	(1,588,862)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (0.3)%
Canon, Inc., ADR	(35,889)	$(1,037,551)
HP, Inc.	(46,997)	(723,754)
Total		(1,761,305)
TOTAL INFORMATION TECHNOLOGY		(18,027,894)
MATERIALS (0.6)%
Chemicals (0.6)%
Praxair, Inc.	(29,516)	(3,550,775)
TOTAL MATERIALS		(3,550,775)
REAL ESTATE (0.4)%
Equity Real Estate Investment Trusts (REITs) (0.4)%
Mid-America Apartment Communities, Inc.	(29,913)	(2,740,928)
TOTAL REAL ESTATE		(2,740,928)
TELECOMMUNICATION SERVICES (0.2)%
Wireless Telecommunication Services (0.2)%
T-Mobile USA, Inc. (a)	(17,047)	(924,118)
TOTAL TELECOMMUNICATION SERVICES		(924,118)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
UTILITIES (0.1)%
Electric Utilities (0.1)%
Great Plains Energy, Inc.	(33,388)	$(881,109)
TOTAL UTILITIES		(881,109)
Total Common Stocks (Proceeds: $60,174,239)		$(61,317,779)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (0.1)%

TECHNOLOGY (0.1)%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (f)
06/15/23	5.450%	(351,000)	(366,113)
Total Corporate Bonds & Notes (Proceeds: $352,697)			$(366,113)

Issuer	Shares	Value

Exchange-Traded Funds (1.1)%
Consumer Staples Select Sector SPDR Fund	(38,085)	(1,926,339)
Materials Select Sector SPDR Fund	(55,735)	(2,783,406)
Technology Select Sector SPDR Fund	(23,414)	(1,112,165)
iShares Nasdaq Biotechnology ETF	(2,104)	(576,643)
iShares Russell 2000 ETF	(2,763)	(363,639)
Total Exchange-Traded Funds (Proceeds: $6,673,518)		$(6,762,192)
Total Investments Sold Short (Proceeds: $67,200,454)		$(68,446,084)
Total Investments, Net of Investments Sold Short		546,503,472(n )
Other Assets & Liabilities, Net		69,147,575
Net Assets		$615,651,047

At November 30, 2016, securities and cash totaling $123,105,648 were pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at November 30, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	12/21/2016	35,441,177 AUD	26,782,892 USD	624,823	—
Citi	12/21/2016	9,131,000 AUD	6,710,883 USD	—	(28,434)
Citi	12/21/2016	2,435,000 BRL	737,145 USD	21,342	—
Citi	12/21/2016	6,718,000 BRL	1,936,860 USD	—	(37,992)
Citi	12/21/2016	62,194,866 CAD	46,892,678 USD	581,703	—
Citi	12/21/2016	1,795,000 CAD	1,323,189 USD	—	(13,387)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	12/21/2016	65,000 CHF	66,586 USD	2,552	—
Citi	12/21/2016	1,034,604,000 CLP	1,538,369 USD	10,039	—
Citi	12/21/2016	314,732,000 CLP	462,440 USD	—	(2,487)
Citi	12/21/2016	2,239,822,000 COP	739,764 USD	14,118	—
Citi	12/21/2016	7,820,366,000 COP	2,469,664 USD	—	(63,939)
Citi	12/21/2016	65,974,000 EUR	73,005,931 USD	3,001,918	—
Citi	12/21/2016	1,150,000 EUR	1,219,442 USD	—	(806)
Citi	12/21/2016	18,774,000 GBP	24,631,139 USD	1,124,943	—
Citi	12/21/2016	5,481,000 GBP	6,710,335 USD	—	(152,212)
Citi	12/21/2016	13,026,000 HKD	1,680,207 USD	637	—
Citi	12/21/2016	50,000 HKD	6,446 USD	—	(1)
Citi	12/21/2016	1,451,388,000 HUF	5,102,906 USD	182,623	—
Citi	12/21/2016	11,147,945,838 IDR	829,442 USD	9,377	—
Citi	12/21/2016	9,376,000 ILS	2,470,975 USD	22,634	—
Citi	12/21/2016	15,300,000 ILS	3,974,511 USD	—	(20,754)
Citi	12/21/2016	397,811,000 INR	5,842,024 USD	49,546	—
Citi	12/21/2016	80,844,682 INR	1,175,804 USD	—	(1,365)
Citi	12/21/2016	2,183,254,964 JPY	20,980,774 USD	1,872,407	—
Citi	12/21/2016	34,048,450,000 KRW	29,835,529 USD	844,568	—
Citi	12/21/2016	2,448,028,000 KRW	2,077,299 USD	—	(7,104)
Citi	12/21/2016	379,114,000 MXN	19,585,156 USD	1,203,829	—
Citi	12/21/2016	28,034,000 MXN	1,354,867 USD	—	(4,360)
Citi	12/21/2016	15,203,000 MYR	3,642,557 USD	250,633	—
Citi	12/21/2016	1,075,000 MYR	234,903 USD	—	(4,939)
Citi	12/21/2016	69,642,000 NOK	8,290,580 USD	109,638	—
Citi	12/21/2016	32,020,000 NOK	3,741,181 USD	—	(20,253)
Citi	12/21/2016	59,519,011 NZD	42,909,109 USD	786,002	—
Citi	12/21/2016	11,525,000 NZD	8,121,847 USD	—	(34,686)
Citi	12/21/2016	307,260,000 PHP	6,354,791 USD	201,245	—
Citi	12/21/2016	17,110,000 PHP	341,913 USD	—	(752)
Citi	12/21/2016	92,711,000 PLN	23,286,477 USD	1,233,010	—
Citi	12/21/2016	321,308,000 SEK	37,532,742 USD	2,646,443	—
Citi	12/21/2016	797,000 SEK	86,268 USD	—	(267)
Citi	12/21/2016	8,771,000 SGD	6,383,690 USD	264,215	—
Citi	12/21/2016	132,712,000 TRY	42,078,542 USD	3,627,494	—
Citi	12/21/2016	111,288,892 TWD	3,522,623 USD	35,972	—
Citi	12/21/2016	63,460,000 TWD	1,984,180 USD	—	(4,005)
Citi	12/21/2016	36,931,408 USD	48,834,000 AUD	—	(888,499)
Citi	12/21/2016	856,826 USD	2,925,091 BRL	3,046	—
Citi	12/21/2016	5,719,239 USD	19,159,909 BRL	—	(86,912)
Citi	12/21/2016	5,733,899 USD	7,729,000 CAD	21,198	—
Citi	12/21/2016	43,008,752 USD	56,668,000 CAD	—	(813,141)
Citi	12/21/2016	40,329 USD	41,000 CHF	62	—
Citi	12/21/2016	24,530 USD	24,000 CHF	—	(886)
Citi	12/21/2016	2,845,384 USD	1,935,553,000 CLP	13,840	—
Citi	12/21/2016	1,857,502 USD	1,219,552,000 CLP	—	(55,964)
Citi	12/21/2016	79,757 USD	249,520,000 COP	1,081	—
Citi	12/21/2016	3,131,064 USD	9,251,689,000 COP	—	(133,748)
Citi	12/21/2016	51,157,246 USD	45,713,000 EUR	—	(2,651,874)
Citi	12/21/2016	24,961,229 USD	20,153,000 GBP	271,559	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citi	12/21/2016	3,542,998 USD	2,714,000 GBP	—	(144,904)
Citi	12/21/2016	1,419,091 USD	10,999,438 HKD	—	(826)
Citi	12/21/2016	10,811,530 USD	2,995,928,000 HUF	—	(655,176)
Citi	12/21/2016	38,439 USD	528,221,000 IDR	418	—
Citi	12/21/2016	3,384,190 USD	45,415,140,000 IDR	—	(43,361)
Citi	12/21/2016	218,400 USD	838,000 ILS	425	—
Citi	12/21/2016	5,391,643 USD	20,274,000 ILS	—	(97,525)
Citi	12/21/2016	10,630,618 USD	717,675,794 INR	—	(180,628)
Citi	12/21/2016	22,385,536 USD	2,320,956,000 JPY	—	(2,071,976)
Citi	12/21/2016	22,199,527 USD	24,657,498,994 KRW	—	(1,204,604)
Citi	12/21/2016	13,717 USD	288,000 MXN	247	—
Citi	12/21/2016	13,909,266 USD	262,477,000 MXN	—	(1,183,079)
Citi	12/21/2016	3,946,486 USD	16,278,000 MYR	—	(314,720)
Citi	12/21/2016	30,343,393 USD	248,037,000 NOK	—	(1,206,145)
Citi	12/21/2016	5,258,979 USD	7,451,000 NZD	14,281	—
Citi	12/21/2016	78,524,135 USD	108,011,000 NZD	—	(2,082,025)
Citi	12/21/2016	4,467,890 USD	211,278,679 PHP	—	(236,578)
Citi	12/21/2016	19,982,175 USD	77,630,000 PLN	—	(1,516,074)
Citi	12/21/2016	23,872 USD	221,000 SEK	125	—
Citi	12/21/2016	3,114,630 USD	26,422,000 SEK	—	(245,838)
Citi	12/21/2016	4,108,651 USD	5,668,940 SGD	—	(153,465)
Citi	12/21/2016	42,799,224 USD	132,712,000 TRY	—	(4,348,176)
Citi	12/21/2016	5,660,096 USD	177,195,000 TWD	—	(108,624)
Citi	12/21/2016	7,800,949 USD	112,834,000 ZAR	181,560	—
Citi	12/21/2016	7,716,221 USD	107,725,000 ZAR	—	(95,151)
Citi	12/21/2016	128,484,000 ZAR	9,110,691 USD	21,013	—
Citi	12/21/2016	92,075,000 ZAR	6,375,578 USD	—	(138,323)
Citi	03/15/2017	41,000 CHF	40,563 USD	—	(41)
Citi	03/15/2017	1,311,438 HKD	169,235 USD	30	—
Citi	03/15/2017	901,000 HKD	116,243 USD	—	(6)
Citi	03/15/2017	43,260,000 INR	622,931 USD	—	(898)
Citi	03/15/2017	195,743,000 JPY	1,746,459 USD	26,523	—
Citi	03/15/2017	4,725,747,994 KRW	4,043,354 USD	30,877	—
Citi	03/15/2017	49,041,679 PHP	974,478 USD	2,605	—
Citi	03/15/2017	3,262,000 PLN	780,296 USD	5,143	—
Citi	03/15/2017	23,219,000 SEK	2,532,400 USD	—	(138)
Citi	03/15/2017	613,940 SGD	431,011 USD	2,673	—
Citi	03/15/2017	30,425,000 TRY	8,655,413 USD	9,228	—
Citi	03/15/2017	617,984 USD	828,177 AUD	—	(7,926)
Citi	03/15/2017	4,231,325 USD	5,668,866 CAD	—	(5,983)
Citi	03/15/2017	487,641 USD	6,761,123,838 IDR	—	(408)
Citi	03/15/2017	775,697 USD	53,848,682 INR	826	—
Citi	03/15/2017	518,418 USD	58,041,964 JPY	—	(8,421)
Citi	03/15/2017	6,957,200 USD	9,771,011 NZD	—	(60,197)
Citi	03/15/2017	7,031 USD	10,000 SGD	—	(54)
Citi	03/15/2017	79,695 USD	2,536,892 TWD	—	(255)
Citi	03/15/2017	10,956,929 USD	156,619,000 ZAR	—	(53,031)
Goldman Sachs	12/15/2016	250,400 CHF	249,039 USD	2,484	—
Goldman Sachs	12/15/2016	6,985,600 GBP	9,311,115 USD	566,617	—
Goldman Sachs	12/15/2016	23,847,300 SEK	2,707,229 USD	119,109	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	12/15/2016	54,162 USD	55,100 CHF	92	—
Goldman Sachs	12/15/2016	141,731 USD	143,300 CHF	—	(631)
Goldman Sachs	12/15/2016	7,135,834 USD	5,817,200 GBP	146,074	—
Goldman Sachs	12/15/2016	1,513,996 USD	1,168,400 GBP	—	(51,406)
Goldman Sachs	12/15/2016	2,580,143 USD	23,847,300 SEK	7,978	—
Total				20,170,825	(21,245,360)

Futures Contracts Outstanding at November 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Amsterdam IDX	5	EUR	484,404	12/2016	2,875	—
C$ Currency	37	USD	2,756,685	12/2016	—	(902)
Coffee C	17	USD	960,075	03/2017	—	(124,185)
Copper	3	USD	437,006	03/2017	—	(984)
Copper	188	USD	12,375,100	03/2017	664,186	—
Cotton	44	USD	1,574,760	03/2017	—	(13,157)
DJIA Mini E-CBOT	239	USD	22,862,740	12/2016	454,203	—
Euro-Bobl	201	EUR	27,998,506	12/2016	—	(26,878)
Euro-Bobl	119	EUR	16,759,107	03/2017	—	(8,862)
Euro-Schatz	123	EUR	14,621,999	03/2017	—	(1,814)
FTSE 100 Index	70	GBP	5,939,507	12/2016	—	(82,571)
Gold 100 oz.	37	USD	4,343,430	02/2017	—	(174,669)
H-Shares Index	2	HKD	127,519	12/2016	265	—
Hang Seng Index	1	HKD	147,115	12/2016	165	—
JPY Currency	192	USD	21,008,400	12/2016	—	(2,076,807)
MSCI Singapore IX ETS	54	SGD	1,216,304	12/2016	10,123	—
MSCI Taiwan Index	1	USD	34,510	12/2016	156	—
NASDAQ 100 E-mini	119	USD	11,462,080	12/2016	—	(36,261)
New Zealand $	447	USD	31,625,250	12/2016	—	(488,611)
Nickel	28	USD	1,891,008	03/2017	—	(89,361)
Nikkei 225	11	JPY	1,767,230	12/2016	7,699	—
OMXS30 Index	210	SEK	3,365,355	12/2016	83	—
Primary Aluminum	109	USD	4,721,744	03/2017	—	(75,282)
Russell 2000 Mini	100	USD	13,223,000	12/2016	—	(8,384)
S&P 500 E-mini	139	USD	15,281,660	12/2016	193,826	—
S&P Mid 400 E-mini	37	USD	6,019,530	12/2016	132,898	—
S&P/TSE 60 Index	86	CAD	11,359,964	12/2016	546,228	—
SPI 200 Index	47	AUD	4,721,907	12/2016	—	(27,786)
Silver	17	USD	1,400,970	03/2017	—	(18,345)
Soybean	47	USD	2,425,788	01/2017	46,587	—
Soybean Meal	13	USD	413,790	01/2017	4,001	—
Soybean Oil	121	USD	2,685,474	01/2017	67,290	—
Sugar #11	226	USD	5,014,307	02/2017	—	(544,250)
TOPIX Index	3	JPY	386,522	12/2016	1,488	—
Zinc	35	USD	2,367,750	03/2017	—	(181,447)
Total			253,780,496		2,132,073	(3,980,556)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10-Year Mini JGB	(162)	JPY	(21,312,548)	12/2016	206,418	—
3-Month Euro Euribor	(215)	EUR	(57,134,975)	03/2017	1,697	—
3-Month Euro Euribor	(260)	EUR	(69,083,124)	06/2017	10,829	—
3-Month Euro Euribor	(230)	EUR	(61,108,947)	09/2017	—	(462)
3-Month Euro Euribor	(213)	EUR	(56,586,555)	12/2017	—	(7,047)
3-Month Euro Euribor	(197)	EUR	(52,330,702)	03/2018	—	(18,737)
3-Month Euro Euribor	(179)	EUR	(47,539,731)	06/2018	—	(24,800)
3-Month Euro Euribor	(94)	EUR	(24,958,772)	09/2018	—	(17,744)
90-Day Euro$	(286)	USD	(70,756,400)	03/2017	39,270	—
90-Day Euro$	(333)	USD	(82,280,138)	06/2017	79,691	—
90-Day Euro$	(263)	USD	(64,921,550)	09/2017	74,270	—
90-Day Euro$	(198)	USD	(48,809,475)	12/2017	56,111	—
90-Day Euro$	(150)	USD	(36,943,125)	03/2018	20,563	—
90-Day Euro$	(115)	USD	(28,290,000)	06/2018	10,716	—
90-Day Euro$	(91)	USD	(22,360,975)	09/2018	4,346	—
90-Day Sterling	(180)	GBP	(28,033,752)	03/2017	—	(838)
90-Day Sterling	(147)	GBP	(22,885,035)	06/2017	4,365	—
90-Day Sterling	(70)	GBP	(10,893,256)	09/2017	1,098	—
90-Day Sterling	(35)	GBP	(5,444,439)	12/2017	—	(1,868)
90-Day Sterling	(31)	GBP	(4,819,793)	03/2018	—	(30)
90-Day Sterling	(20)	GBP	(3,107,667)	06/2018	1,942	—
90-Day Sterling	(16)	GBP	(2,484,632)	09/2018	2,400	—
Australian 10-Year Bond	(14)	AUD	(1,332,121)	12/2016	48,386	—
Australian 3-Year Bond	(600)	AUD	(49,566,279)	12/2016	307,552	—
BP Currency	(316)	USD	(24,707,250)	12/2016	196,006	—
Banker’s Acceptance	(130)	CAD	(23,975,192)	03/2017	—	(2,661)
Banker’s Acceptance	(106)	CAD	(19,543,084)	06/2017	3,992	—
Brent Crude	(67)	USD	(3,473,280)	12/2016	—	(310,864)
CAC40 Index	(64)	EUR	(3,103,918)	12/2016	—	(43,062)
Cocoa	(63)	USD	(1,505,070)	03/2017	155,268	—
Cocoa ICE	(128)	GBP	(3,132,603)	03/2017	166,063	—
DAX Index	(6)	EUR	(1,691,123)	03/2017	—	(29,617)
EURO STOXX 50	(262)	EUR	(8,472,036)	12/2016	—	(88,300)
Euro CHF 3-Month ICE	(33)	CHF	(8,181,027)	03/2017	—	(1,391)
Euro CHF 3-Month ICE	(19)	CHF	(4,710,755)	06/2017	—	(1,036)
Euro CHF 3-Month ICE	(19)	CHF	(4,710,288)	09/2017	—	(297)
Euro FX	(517)	USD	(68,531,581)	12/2016	1,600,395	—
Euro-Bund	(36)	EUR	(6,145,178)	03/2017	7,537	—
Euro-Bund	(21)	EUR	(3,620,743)	03/2017	6,654	—
Euro-Buxl 30-Year	(9)	EUR	(1,653,429)	03/2017	15,653	—
FTSE/JSE Top 40 Index	(1)	ZAR	(31,134)	12/2016	1,658	—
FTSE/MIB Index	(13)	EUR	(1,166,449)	12/2016	—	(26,890)
HRW Wheat	(56)	USD	(1,148,700)	03/2017	55,691	—
IBEX 35 Index	(47)	EUR	(4,321,471)	12/2016	—	(20,177)
Lean Hogs	(115)	USD	(2,540,350)	02/2017	—	(53,808)
Long Gilt	(1)	GBP	(154,335)	03/2017	—	(433)
Low Sulphur Gasoil	(60)	USD	(2,712,000)	01/2017	—	(208,003)
Mini MSCI EAFE Index	(21)	USD	(1,716,855)	12/2016	—	(7,707)
NY Harbor ULSD	(36)	USD	(2,383,366)	12/2016	—	(220,349)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Natural Gas	(4)	USD	(134,080)	12/2016	8,434	—
Platinum	(24)	USD	(1,091,880)	01/2017	10,937	—
RBOB Gasoline	(53)	USD	(3,300,045)	12/2016	—	(370,231)
SGX Nifty Index	(1)	USD	(16,480)	12/2016	—	(375)
U.S. Long Bond	(19)	USD	(2,874,344)	03/2017	16,967	—
U.S. Treasury 10-Year Note	(69)	USD	(8,591,578)	03/2017	27,823	—
U.S. Treasury 2-Year Note	(791)	USD	(171,498,688)	03/2017	71,252	—
U.S. Treasury 5-Year Note	(179)	USD	(21,094,031)	03/2017	25,727	—
U.S. Ultra Bond	(15)	USD	(2,421,094)	03/2017	14,567	—
WTI Crude	(129)	USD	(6,377,760)	12/2016	—	(570,807)
Wheat	(91)	USD	(1,832,513)	03/2017	56,315	—
Total			(1,295,547,701)		3,310,593	(2,027,534)

Open Options Contracts Written at November 30, 2016

Issuer	Puts/Calls	Trading Currency	Number of Contracts	Exercise Price	Premium Received ($)	Expiration Date	Value ($)
Alibaba Group Holding Ltd., ADR	Call	USD	(122)	110.00	(6,357)	12/16/2016	(183)
Cabela’s, Inc.	Call	USD	(85)	60.00	(20,312)	12/16/2016	(20,400)
Harman International Industries, Inc.	Call	USD	(12)	110.00	(894)	12/16/2016	(180)
Harman International Industries, Inc.	Call	USD	(123)	110.00	(9,339)	12/16/2016	(1,845)
Harman International Industries, Inc.	Call	USD	(155)	110.00	(11,758)	01/20/2017	(6,200)
LifeLock, Inc.	Call	USD	(183)	24.00	(1,257)	01/20/2017	(915)
NXP Semiconductors NV	Call	USD	(18)	100.00	(2,156)	12/16/2016	(540)
NXP Semiconductors NV	Call	USD	(46)	99.50	(2,286)	12/16/2016	(1,840)
NXP Semiconductors NV	Call	USD	(21)	98.50	(1,779)	12/16/2016	(1,943)
NXP Semiconductors NV	Call	USD	(31)	99.00	(1,895)	12/16/2016	(2,403)
NXP Semiconductors NV	Call	USD	(33)	98.00	(4,242)	12/16/2016	(7,425)
NXP Semiconductors NV	Call	USD	(89)	97.50	(13,792)	12/16/2016	(16,243)
NXP Semiconductors NV	Call	USD	(115)	100.00	(15,155)	01/20/2017	(15,238)
NXP Semiconductors NV	Call	USD	(163)	97.50	(44,667)	01/20/2017	(44,418)
NXP Semiconductors NV	Put	USD	(5)	97.50	(320)	12/16/2016	(125)
NXP Semiconductors NV	Put	USD	(29)	100.00	(2,736)	12/16/2016	(3,625)
QUALCOMM, Inc.	Put	USD	(36)	65.00	(4,345)	12/16/2016	(1,278)
Time Warner, Inc.	Call	USD	(5)	90.50	(1,125)	12/16/2016	(1,100)
Time Warner, Inc.	Call	USD	(7)	87.50	(2,779)	12/16/2016	(3,185)
Time Warner, Inc.	Call	USD	(51)	93.00	(6,162)	12/16/2016	(4,361)
Time Warner, Inc.	Call	USD	(24)	91.00	(4,651)	12/16/2016	(4,452)
Time Warner, Inc.	Call	USD	(35)	91.50	(6,487)	12/16/2016	(5,303)
Time Warner, Inc.	Call	USD	(52)	92.50	(7,288)	12/16/2016	(5,304)
Time Warner, Inc.	Call	USD	(47)	92.00	(7,168)	12/16/2016	(5,993)
Time Warner, Inc.	Call	USD	(88)	90.00	(16,680)	12/16/2016	(21,340)
Time Warner, Inc.	Put	USD	(14)	85.00	(674)	12/16/2016	(28)
Time Warner, Inc.	Put	USD	(6)	89.00	(366)	12/16/2016	(150)
Time Warner, Inc.	Put	USD	(12)	87.50	(912)	12/16/2016	(156)
Time Warner, Inc.	Put	USD	(7)	90.00	(571)	12/16/2016	(315)
Valspar Corp. (The)	Put	USD	(9)	105.00	(667)	01/20/2017	(3,060)
Total							(179,548)

Total Return Swap Contracts Outstanding at November 30, 2016

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Premium Paid ($)	Premium Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs	Floating rate based on 1-month GBP LIBOR-BBA plus 0.4500%	Total return on Micro Focus International PLC	09/08/2017	GBP	71,317	—	—	1,197	—
Goldman Sachs	Floating rate based on EONIA minus 0.400%	Total return on Micro Focus International PLC	09/08/2017	GBP	73,201	—	—	1,229	—
Goldman Sachs	Floating rate based on EONIA minus 0.400%	Total return on Micro Focus International PLC	09/08/2017	GBP	28,091	—	—	472	—
Total						—	—	2,898	—

Total Return Swap Contracts on Futures at November 30, 2016

Counterparty	Reference Instrument	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
Barclays	Euro-Schatz	03/08/2017	EUR	86,543,215	—	(33,898)
Barclays	Canadian Government 10-Year Bond	03/22/2017	CAD	(723,710)	591	—
Citi	Soybean Oil	01/13/2017	USD	3,528,846	332,691	—
Citi	Soybean	01/13/2017	USD	17,032,125	350,664	—
Citi	Soybean Meal	01/13/2017	USD	795,750	16,806	—
Citi	Cotton	03/09/2017	USD	3,077,940	31,215	—
Citi	Corn	03/14/2017	USD	(1,498,550)	22,888	—
Citi	Wheat	03/14/2017	USD	(861,525)	37,127	—
Citi	Wheat	03/14/2017	USD	(8,820,225)	493,931	—
Citi	Cocoa	03/16/2017	USD	(2,078,430)	181,148	—
Citi	Coffee	03/21/2017	USD	3,501,450	—	(491,089)
JPMorgan	Swiss Market Index	12/16/2016	CHF	(4,494,187)	—	(4,894)
JPMorgan	TAIEX	12/21/2016	TWD	1,215,869	155	—
JPMorgan	H-Shares Index	12/29/2016	HKD	1,402,707	2,035	—
JPMorgan	Hang Seng Index	12/29/2016	HKD	2,942,306	7,307	—
JPMorgan	SGX Nifty Index	12/29/2016	USD	(49,440)	—	(1,226)
JPMorgan	MSCI Taiwan Index	12/29/2016	USD	6,246,310	34,238	—
Total					1,510,796	(531,107)

Notes to Consolidated Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts and securities sold short.
(c)	At November 30, 2016, securities valued at $11,757,025 were held to cover open call options written.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2016, the value of these securities amounted to $497,543, which represents 0.08% of net assets.

(e)	Negligible market value.
(f)

Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2016, the value of these securities amounted to $25,001,207 or 4.06% of net assets.

(g)	Variable rate security.
(h)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2016, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(i)	Represents fractional shares.
(j)	The rate shown is the seven-day current annualized yield at November 30, 2016.

(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	255,529,165	530,559,505	(495,827,076)	25	290,261,619	307,591	290,290,588

(l)	At November 30, 2016, cash or short-term securities were designated to cover open put and/or call options written.
(m)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $613,301,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,015,000
Unrealized Depreciation	(2,366,000)
Net Unrealized Appreciation	$1,649,000

(n)	Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Consolidated Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Consolidated Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	37,245,202	—	—	37,245,202
Consumer Staples	17,318,500	—	305,504	17,624,004
Energy	3,118,419	—	—	3,118,419
Financials	10,248,905	—	—	10,248,905
Health Care	28,978,944	544,798	192,039	29,715,781
Industrials	7,343,529	—	—	7,343,529
Information Technology	48,879,001	—	—	48,879,001
Materials	23,240,156	3,290,015	—	26,530,171
Real Estate	2,738,968	—	—	2,738,968
Telecommunication Services	307,451	—	—	307,451
Utilities	15,699,881	—	—	15,699,881
Total Common Stocks	195,118,956	3,834,813	497,543	199,451,312
Corporate Bonds & Notes	—	31,544,784	—	31,544,784
Exchange-Traded Funds	3,847,357	—	—	3,847,357
Treasury Bills	87,467,417	—	—	87,467,417
Options Purchased Calls	90,282	—	—	90,282
Options Purchased Puts	31,848	—	0(a)	31,848
Money Market Funds	2,225,968	—	—	2,225,968
Investments measured at net asset value
Money Market Funds	—	—	—	290,290,588
Total Investments	288,781,828	35,379,597	497,543	614,949,556
Investments Sold Short
Common Stocks
Consumer Discretionary	(10,688,556)	—	—	(10,688,556)
Consumer Staples	(6,726,892)	—	—	(6,726,892)
Energy	(794,343)	—	—	(794,343)
Financials	(2,950,282)	—	—	(2,950,282)
Health Care	(11,465,303)	—	—	(11,465,303)
Industrials	(2,567,579)	—	—	(2,567,579)
Information Technology	(18,027,894)	—	—	(18,027,894)
Materials	(3,550,775)	—	—	(3,550,775)
Real Estate	(2,740,928)	—	—	(2,740,928)
Telecommunication Services	(924,118)	—	—	(924,118)
Utilities	(881,109)	—	—	(881,109)
Total Common Stocks	(61,317,779)	—	—	(61,317,779)
Corporate Bonds & Notes	—	(366,113)	—	(366,113)
Exchange-Traded Funds	(6,762,192)	—	—	(6,762,192)
Total Investments Sold Short	(68,079,971)	(366,113)	—	(68,446,084)
Total Investments, Net of Investments Sold Short	220,701,857	35,013,484	497,543	546,503,472
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	20,170,825	—	20,170,825
Futures Contracts	5,442,666	—	—	5,442,666
Swap Contracts	—	1,513,694	—	1,513,694
Liabilities
Forward Foreign Currency Exchange Contracts	—	(21,245,360)	—	(21,245,360)
Futures Contracts	(6,008,090)	—	—	(6,008,090)
Options Contracts Written	(179,548)	—	—	(179,548)
Swap Contracts	—	(531,107)	—	(531,107)
Total	219,956,885	34,921,536	497,543	545,666,552

(a) Rounds to zero.

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks and options classified as Level 3 are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, observed yields on securities deemed comparable, the subscription price of the security, closing prices of similar securities from the issuer. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Columbia Global Energy and Natural Resources Fund

November 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.7%
AUSTRALIA 0.5%
Tronox Ltd., Class A	116,852	$1,325,102
BELGIUM 0.9%
Solvay SA	19,212	2,193,987
CANADA 9.4%
Canadian Natural Resources Ltd.	51,482	1,738,547
Canadian Natural Resources Ltd.	116,363	3,926,699
Enbridge, Inc.	31,335	1,317,969
EnCana Corp.	58,444	733,976
First Quantum Minerals Ltd.	139,171	1,589,283
Methanex Corp.	37,942	1,669,448
Silver Wheaton Corp.	50,684	923,969
Suncor Energy, Inc.	233,684	7,442,121
Suncor Energy, Inc.	42,961	1,368,738
Tourmaline Oil Corp. (a)	43,325	1,168,836
TransCanada Corp.	29,976	1,346,276
Total		23,225,862
FRANCE 3.7%
Air Liquide SA	22,513	2,292,507
Arkema SA	20,773	1,989,829
Total SA	100,806	4,802,957
Total		9,085,293
GERMANY 2.2%
BASF SE	64,134	5,505,085
IRELAND 0.1%
Weatherford International PLC (a)	58,217	297,489
NETHERLANDS 2.5%
Akzo Nobel NV	46,195	2,876,875
LyondellBasell Industries NV, Class A	34,993	3,160,568
Total		6,037,443
SWITZERLAND 1.1%
Clariant AG, Registered Shares	89,633	1,448,481
LafargeHolcim Ltd.	24,882	1,317,240
Total		2,765,721
UNITED KINGDOM 12.6%
BP PLC	1,669,238	9,595,843
BP PLC, ADR	7,872	275,599
Cairn Energy PLC (a)	461,437	1,208,970
Ophir Energy PLC (a)	280,149	278,665

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Randgold Resources Ltd.	19,922	$1,420,805
Rio Tinto PLC	215,841	8,074,799
Rio Tinto PLC, ADR	139	5,270
Royal Dutch Shell PLC, Class A	409,287	10,375,140
Total		31,235,091
UNITED STATES 61.7%
Albemarle Corp.	43,015	3,775,857
Anadarko Petroleum Corp.	85,921	5,941,437
Baker Hughes, Inc.	28,615	1,840,803
Cabot Oil & Gas Corp.	59,669	1,319,878
Cheniere Energy, Inc. (a)	12,756	521,210
Chevron Corp.	74,345	8,293,928
Cimarex Energy Co.	15,164	2,090,812
Cobalt International Energy, Inc. (a)	91,692	123,784
ConocoPhillips	44,930	2,180,004
Continental Resources, Inc. (a)	22,634	1,312,998
Delek U.S. Holdings, Inc.	26,270	528,290
Devon Energy Corp.	103,151	4,985,288
Dow Chemical Co. (The)	128,964	7,185,874
Eastman Chemical Co.	69,212	5,199,205
EI du Pont de Nemours & Co.	53,824	3,961,985
EOG Resources, Inc.	48,364	4,958,277
EQT Corp.	25,332	1,775,267
Exxon Mobil Corp.	288,717	25,204,994
FMC Technologies, Inc. (a)	27,620	946,261
Halliburton Co.	91,633	4,864,796
Hess Corp.	45,846	2,565,542
International Paper Co.	92,450	4,504,164
Kinder Morgan, Inc.	170,919	3,794,402
Marathon Petroleum Corp.	38,840	1,826,257
Monsanto Co.	26,398	2,711,339
Mosaic Co. (The)	89,228	2,534,075
Newfield Exploration Co. (a)	28,992	1,311,018
Noble Energy, Inc.	71,161	2,715,504
Nucor Corp.	30,363	1,888,275
Occidental Petroleum Corp.	57,347	4,092,282
Patterson-UTI Energy, Inc.	37,872	1,010,046
PBF Energy, Inc., Class A	20,412	489,684
Phillips 66	36,738	3,052,193
PPG Industries, Inc.	61,884	5,936,532
Praxair, Inc.	41,531	4,996,179
RSP Permian, Inc. (a)	30,262	1,351,198
Schlumberger Ltd.	90,226	7,583,495
Sealed Air Corp.	59,180	2,698,608
Spectra Energy Corp.	28,586	1,170,597
Steel Dynamics, Inc.	131,671	4,671,687
Tesoro Corp.	7,390	601,177

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Valero Energy Corp.	47,812	$2,943,307
Williams Companies, Inc. (The)	33,030	1,014,021
Total		152,472,530
Total Common Stocks (Cost: $210,203,202)		$234,143,603

	Shares	Value

Exchange-Traded Funds 3.5%
Energy Select Sector SPDR Fund	15,010	1,117,194
Materials Select Sector SPDR Fund	27,240	1,360,366
SPDR S&P Oil & Gas Exploration & Production	24,370	1,021,834
VanEck Vectors Gold Miners ETF	242,382	5,048,817
Total Exchange-Traded Funds (Cost: $6,796,883)		$8,548,211

Issuer	Shares	Value

Warrants —%
UNITED STATES –%
Kinder Morgan, Inc. (a)	271,934	$1,767
Total Warrants (Cost: $1,384,619)		$1,767

Limited Partnerships 1.4%
UNITED STATES 1.4%
Enterprise Products Partners LP	58,113	1,506,870
PBF Logistics LP	31,615	589,620
Plains GP Holdings LP, Class A	37,694	1,325,321
Total		3,421,811
Total Limited Partnerships (Cost: $4,073,231)		$3,421,811
Total Investments (Cost: $222,457,935) (b)		$246,115,392(c)(d)
Other Assets & Liabilities, Net		1,049,180
Net Assets		$247,164,572

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

At November 30, 2016, the cost of securities for federal income tax purposes was approximately $222,458,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$41,163,000
Unrealized Depreciation	(17,506,000)
Net Unrealized Appreciation	$23,657,000

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,417,147	12,346,668	(14,763,766)	(49)	-	1,017	-

(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	1,325,102	–	–	1,325,102
Belgium	–	2,193,987	–	2,193,987
Canada	23,225,862	–	–	23,225,862
France	–	9,085,293	–	9,085,293
Germany	–	5,505,085	–	5,505,085
Ireland	297,489	–	–	297,489
Netherlands	3,160,568	2,876,875	–	6,037,443
Switzerland	–	2,765,721	–	2,765,721
United Kingdom	280,869	30,954,222	–	31,235,091
United States	152,472,530	–	–	152,472,530
Total Common Stocks	180,762,420	53,381,183	–	234,143,603
Exchange-Traded Funds	8,548,211	–	–	8,548,211
Warrants
United States	1,767	–	–	1,767
Limited Partnerships
United States	3,421,811	–	–	3,421,811
Total Investments	192,734,209	53,381,183	–	246,115,392

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 20, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 20, 2017